     As filed with the Securities and Exchange Commission on April 27, 2004
                                                     Registration Nos. 333-85183
                                                                   and 811-09547

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                         Pre-Effective Amendment No.                       [ ]
                       Post-Effective Amendment No. 6                      |X|
                                       and
             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY           [ ]
                                   ACT OF 1940
                               Amendment No. 7                             [X]

                       FARMERS ANNUITY SEPARATE ACCOUNT A
                    ----------------------------------------
                           (Exact Name of Registrant)

                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                    ----------------------------------------
                               (Name of Depositor)

            3003 - 77th Avenue, S.E., Mercer Island, Washington 98040
            ---------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
               ---------------------------------------------------
                                 (206) 232-8400

Name and Address of Agent for Service:                       Copy to:

John R. Patton, FLMI, FLHC, CLU, ChFC                        Mary Jane Wilson-Bilik, Esq.
Assistant Vice President and Secretary                       Sutherland Asbill & Brennan LLP
Farmers New World Life Insurance Company                     1275 Pennsylvania Avenue, N.W.
3003 - 77th Avenue, S.E.                                     Washington, DC  20004-2415
Mercer Island, Washington  98040

It is proposed that this filing will become effective:
  [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485 |X| On May 1, 2004, pursuant to paragraph (b) of Rule 485
  [ ] 60 days after filing pursuant to paragraph (a) of Rule 485
  [ ] On___pursuant to paragraph (a) of Rule 485

                               -------------------

                      Title of securities being registered:
    Units of interest in a separate account under individual flexible premium variable annuity contracts.

                                   PROSPECTUS
                                   MAY 1, 2004


                                FARMERS VARIABLE
                                     ANNUITY


                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    Issued by
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                                     Through
                       FARMERS ANNUITY SEPARATE ACCOUNT A



Home Office                                 Service Center
3003 - 77TH AVENUE, S.E.                    P.O. BOX 724208
MERCER ISLAND, WASHINGTON  98040            ATLANTA, GEORGIA  31139
PHONE: (206) 232-8400                       PHONE: 1-877-376-8008 (TOLL FREE)
                                            8:00 A.M. TO 6:00 P.M. EASTERN TIME



This prospectus describes the Farmers Variable Annuity (the "Contract"), an individual flexible premium variable annuity contract issued by Farmers New World Life Insurance Company. The Contract allows you to accumulate a Contract Value, and later apply that Contract Value (less surrender charges) to receive fixed annuity payments.



INVESTMENT RISK -- The Contract Value you accumulate under the Contract will fluctuate daily, based on the investment performance of the subaccounts of the Farmers Annuity Separate Account A (the "variable account") in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform.



This prospectus provides basic information that you should know before investing. Please read it carefully before investing and keep it for future reference.



REPLACING YOUR EXISTING ANNUITY OR LIFE INSURANCE POLICY WITH THIS CONTRACT MAY NOT BE TO YOUR ADVANTAGE.



An investment in this Contract is not a bank deposit, and no bank endorses or guarantees the Contract. The Contract is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



INVESTING IN THIS CONTRACT INVOLVES RISK, INCLUDING POSSIBLE LOSS OF SOME OR ALL OF YOUR INVESTMENT.



This Contract has 36 funding choices - one fixed account (paying a guaranteed minimum fixed rate of interest) and 35 subaccounts.


The subaccounts invest in the following 35 portfolios:


-        CALVERT VARIABLE SERIES, INC.
         Calvert Social Small Cap Growth Portfolio



-        DREYFUS VARIABLE INVESTMENT FUND - SERVICE CLASS SHARES
         Developing Leaders Portfolio
         Quality Bond Portfolio



-        THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE CLASS
         SHARES



-        FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") - SERVICE CLASS
         SHARES
         Fidelity VIP Growth Portfolio
         Fidelity VIP Index 500 Portfolio
         Fidelity VIP Mid Cap Portfolio



- FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES Franklin Small Cap Fund
         Templeton Developing Markets Securities Fund
         Templeton Global Asset Allocation Fund



-        GOLDMAN SACHS VARIABLE INSURANCE TRUST
         Goldman Sachs Capital Growth Fund
         Goldman Sachs CORE(SM) Small Cap Equity Fund
         Goldman Sachs Mid Cap Value Fund



-        JANUS ASPEN SERIES
         Janus Aspen Balanced Portfolio (Service Shares)
         Janus Aspen Capital Appreciation Portfolio (Institutional
           Shares)
         Janus Aspen Mid Cap Growth Portfolio (Service Shares)

- PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS SHARES PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (formerly PIMCO
           Foreign Bond Portfolio)
         PIMCO Low Duration Portfolio



-        SCUDDER VARIABLE SERIES I - CLASS A SHARES
         Scudder Bond Portfolio
         Scudder Global Discovery Portfolio
         Scudder Growth and Income Portfolio
         Scudder International Portfolio
         Scudder Money Market Portfolio



-        SCUDDER VARIABLE SERIES II - CLASS A SHARES
         Scudder Government & Agency Securities Portfolio (formerly Scudder
            Government Securities Portfolio)
         Scudder High Income Portfolio
         Scudder Small Cap Growth Portfolio
         SVS Dreman High Return Equity Portfolio



-        WM VARIABLE TRUST - CLASS 2 SHARES
         WM Equity Income Fund
         WM Mid Cap Stock Fund
         WM Small Cap Growth Fund (formerly WM Small Cap Stock Fund)



-        WM VARIABLE TRUST - CLASS 2 SHARES STRATEGIC ASSET MANAGEMENT (SAM)
         PORTFOLIOS
         WM SAM Balanced Portfolio
         WM SAM Conservative Balanced Portfolio
         WM SAM Conservative Growth Portfolio
         WM SAM Flexible Income Portfolio
         WM SAM Strategic Growth Portfolio



prospectus for each of the portfolios






available through this Contract must accompany this prospectus. Please read these documents before investing and save them for future reference.



To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2004 (known as the "SAI"). For a free copy of the SAI, contact us at:



         Farmers New World Life Insurance Company
         SERVICE CENTER
         P.O. Box 724208
         Atlanta, Georgia  31139
         Phone: 1-877-376-8008 (toll free)


We have filed the SAI with the U.S. Securities and Exchange Commission ("SEC") and have incorporated it by reference into this prospectus. (It is legally a part of this prospectus.) The SAI's table of contents appears at the end of this prospectus.

The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us. You may also read and copy these materials at the SEC's public reference room in Washington, D.C. Call 1-800-SEC-0330 for information about the SEC's public reference room.


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
                        THIS CONTRACT OR DETERMINED THAT
                    THIS PROSPECTUS IS ACCURATE OR COMPLETE.
          ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

      Not FDIC Insured        May Lose Value       No Bank Guarantee

TABLE OF CONTENTS



GLOSSARY..................................................              1
SUMMARY...................................................              3
   Your Contract in General...............................              3
   Premium Flexibility....................................              3
   Death Benefit..........................................              4
   Partial Withdrawals and Surrender......................              5
   Transfers..............................................              5
   Annuity Provisions.....................................              6
   Federal Tax Status.....................................              6
   Inquiries..............................................              6
FEE TABLE.................................................              7
   Example of Maximum Charges.............................             11
   Distribution Costs.....................................             11
   Condensed Financial Information........................             11
FARMERS NEW WORLD LIFE INSURANCE COMPANY AND THE FIXED
   ACCOUNT................................................             12
   Farmers New World Life Insurance Company...............             12
   The Fixed Account......................................             12
THE VARIABLE ACCOUNT AND THE PORTFOLIOS...................             13
   The Variable Account...................................             13
   The Portfolios.........................................             13
   Investment Objectives of the Portfolios................             14
   Availability of the Portfolios.........................             17
   Your Right to Vote Portfolio Shares....................             17
YOUR CONTRACT:  THE PAY-IN PERIOD.........................             17
   Purchasing a Contract..................................             17
   When We Issue Your Contract............................             18
   Tax-Free 'Section 1035' Exchanges......................             18
   Cancellation - The 10 Day Right-to-Examine Period......             19
   State Variations.......................................             19
   Ownership Rights.......................................             19
   Modifying the Contract.................................             20
PREMIUMS..................................................             21
   Premium Flexibility....................................             21
   Allocating Premiums....................................             21
YOUR CONTRACT VALUES......................................             22
   Contract Value.........................................             22
   Subaccount Value.......................................             22
   Accumulation Unit Value................................             23
   Fixed Account Value....................................             23
FEES AND CHARGES..........................................             23
   Mortality and Expense Risk Charge......................             23
   Asset-Based Administration Charge......................             24
   Transfer Fee...........................................             24
   Surrender Charge.......................................             24
   Records Maintenance Charge.............................             26
   Portfolio Management Fees and Expenses.................             26
   Premium Taxes..........................................             27
   Other Taxes............................................             27
TRANSFERS.................................................             27
   Asset Allocation Models................................             28
   Automatic Asset Rebalancing Program....................             28
   Third Party Transfers..................................             29
   Dollar Cost Averaging Program..........................             29
   Telephone Transfers....................................             30
   Limits on Transfers....................................             30
SURRENDER AND PARTIAL WITHDRAWALS.........................             32
   Surrender..............................................             32
   Partial Withdrawals....................................             33
   Systematic Withdrawal Plan.............................             34
THE PAYOUT PERIOD.........................................             34
   The Annuity Start Date.................................             34
   Annuity Options........................................             34
   Determining the Amount of Your Annuity Payment.........             35
   Fixed Annuity Payments.................................             35
   Guaranteed Annuity Tables..............................             35
   Description of Annuity Options.........................             36
GUARANTEED RETIREMENT INCOME BENEFIT......................             36

DEATH BENEFIT BEFORE THE ANNUITY START DATE...............             38
   Standard Death Benefit.................................             38
   Guaranteed Minimum Death Benefit.......................             39
   Distribution of Death Benefit Proceeds.................             40
DEATH BENEFIT ON OR AFTER THE ANNUITY START DATE..........             40
INVESTMENT PERFORMANCE OF THE SUBACCOUNTS.................             40
FEDERAL TAX CONSIDERATIONS................................             41
   Taxation of Non-Qualified Contracts....................             42
   Taxation of Qualified Contracts........................             43
   Other Tax Issues.......................................             44
   Our Taxes..............................................             44
   Possible Tax Law Changes...............................             44
ADDITIONAL INFORMATION....................................             45
   When We Will Make Payments.............................             45
   Distribution of the Contracts..........................             45
   Legal Proceedings......................................             46
   Reports to Owners......................................             46
   Inquiries..............................................             46
   Financial Statements...................................             47
   Statement of Additional Information Table of Contents..             48
APPENDIX A-CONDENSED FINANCIAL INFORMATION...............             A-1

GLOSSARY

         For your convenience, we are providing a glossary of the special terms we use in this prospectus.

ACCUMULATION UNIT

An accounting unit we use to calculate subaccount values during the pay-in period. It measures the net investment results of each of the subaccounts.

ANNUITANT

You are the annuitant, unless you state otherwise in your application. Before any annuity payments begin, the annuitant is the person (or persons) on whose life (or lives) the Contract is issued. When annuity payments begin, the annuitant is a person during whose lifetime we may make payments under one of the annuity options. You may select joint annuitants.

ANNUITY START DATE

The date when we will begin to pay annuity payments to you or a person you designate under the annuity option you selected.

BENEFICIARY

The person you select to receive the death benefit if you or the last surviving annuitant dies before the annuity start date.


BUSINESS DAY/VALUATION DAY



Each day that the NYSE is open for regular trading. Farmers New World Life Insurance Company is open to administer the Contract on each day the NYSE is open for regular trading. When we use the term "business day" in this prospectus, it has the same meaning as the term "valuation day" found in the Contract.


CASH VALUE

The Contract Value minus any applicable surrender charge, records maintenance charge, and premium tax.

COMPANY (WE, US, OUR, FARMERS)

Farmers New World Life Insurance Company.

CONTRACT MONTH, YEAR OR ANNIVERSARY

A month, year or anniversary as measured from the issue date.

CONTRACT VALUE

The sum of the amounts you have accumulated under the Contract. It is equal to the money you have under the Contract in the variable account and the fixed account.

FINAL ANNUITY DATE

The Contract anniversary when the oldest annuitant is age 95.

FIXED ACCOUNT

An option to which you can direct your money under the Contract. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in our general account and are not part of, or dependent on, the investment performance of the variable account.

FIXED ACCOUNT VALUE

Your Contract Value in the fixed account.

FREE WITHDRAWAL AMOUNT


An amount you can withdraw each Contract year as a partial withdrawal or as part of a surrender without incurring a surrender charge.


FUNDS

Investment companies that are registered with the SEC. This Contract allows you to invest in the portfolios of the funds that are listed on the front page of this prospectus.

GENERAL ACCOUNT

The account containing all of Farmers' assets, other than those held in its separate accounts.

HOME OFFICE

The address of our Home Office is 3003 - 77th Avenue, S.E., Mercer Island, Washington 98040.

ISSUE DATE

The date on which we credit the initial premium payment to your Contract. It is also the date when, depending on your state of residence, we allocate your premium(s) either entirely to the fixed account, or to the fixed account and the subaccounts you selected on your application.

NET INVESTMENT FACTOR

The factor we use to determine the value of an accumulation unit at the end of each valuation period. We determine the net investment factor separately for each subaccount.


NYSE



The New York Stock Exchange.


PAY-IN PERIOD

The period that begins when we issue your Contract and ends on the annuity start date. During the pay-in period, earnings accumulate on a tax-deferred basis until you take money out.

PAYOUT PERIOD

The period beginning on the annuity start date during which you or the person you designate will receive annuity payments.

PORTFOLIO

A separate investment portfolio of a fund. Each subaccount invests exclusively in one portfolio of a fund.

PREMIUM PAYMENT

Amount you pay to us for the Contract. When we use the term "premium payment" in this prospectus, it means a premium payment less any applicable premium taxes.

QUALIFIED CONTRACT


A Contract issued in connection with a retirement plan that qualifies for special Federal income tax treatment under the Tax Code.


SERVICE CENTER


The address of the Service Center is P.O. Box 724208, Atlanta, Georgia 31139. McCamish Systems, L.L.C. is the administrator of the Contract. You can call the Service Center office toll-free at 1-877-376-8008.


SUBACCOUNT

A subdivision of the variable account that invests exclusively in shares of one portfolio of a fund. The investment performance of each subaccount is linked directly to the investment performance of the portfolio in which it invests.

SURRENDER

The termination of a Contract at the option of the owner.

TAX CODE

The Internal Revenue Code of 1986, as amended.




VALUATION PERIOD


The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units. Each valuation period begins at the close of regular trading on the NYSE (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) on each business day and ends at the close of regular trading on the NYSE on the next business day.


VARIABLE ACCOUNT

Farmers Annuity Separate Account A. It is a separate investment account divided into subaccounts, each of which invests in a corresponding portfolio of a designated fund.

VARIABLE ACCOUNT VALUE

The portion of the total value of your Contract that is allocated to the subaccounts of the variable account.

WRITTEN NOTICE

The written notice you must sign and send to us to request or exercise your rights as owner under the Contract. To be complete, it must: (1) be in a form we accept; (2) contain the information and documentation that we determine is necessary, and (3) be received at our Service Center.

YOU (YOUR, OWNER)

The person(s) entitled to exercise all rights as owner under the Contract.

SUMMARY



         This summary provides only a brief overview of the more important features of the Contract. You may obtain more detailed information about the Contract later in this prospectus and in the Statement of Additional Information ("SAI"). PLEASE READ THE REMAINDER OF THIS PROSPECTUS CAREFULLY.



                            YOUR CONTRACT IN GENERAL



- TAX-DEFERRED ACCUMULATION. This annuity is a contract between you (the Contract owner) and Farmers (an insurance company) in which you agree to make one or more payments to us and, in return, we agree to pay a series of payments to you at a later date. The Contract gives you the opportunity to accumulate earnings on your Contract Value that are generally tax-deferred until you take money out of the Contract by surrender, partial cash withdrawals, we make annuity payments to you, or we pay the death benefit. Your Contract Value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges we deduct, the interest we credit to the fixed account, and the effects of any Contract transactions (such as transfers and partial withdrawals) on your Contract Value.






- ANNUITY PAY-IN AND PAYOUT PERIODS. Like all deferred annuities, the Contract has two phases: the "pay-in" period and the "payout" period. During the pay-in period, you can allocate money to any combination of investment alternatives offered under the Contract. The payout period begins once you start receiving regular annuity payments from the Contract. You may receive annuity payments under one of three fixed annuity payment options. The money you can accumulate during the pay-in period will directly determine the dollar amount of any annuity payments you receive.

- DEATH BENEFIT. The Contract also offers a death benefit payable if any owner or the last surviving annuitant dies before the annuity start date. You may select for an additional fee the optional Guaranteed Minimum Death Benefit that provides an enhanced death benefit if the last surviving annuitant dies before the annuity start date.



- RETIREMENT SAVINGS VEHICLE. The Contract is designed to be long-term in nature in order to provide significant annuity benefits for you. You should not purchase this Contract if you intend to withdraw most of your Contract Value before you reach age 59 1/2. YOU COULD INCUR SIGNIFICANT TAX PENALTIES AND LOSE THE ANNUITY BENEFITS OF THE CONTRACT IF YOU WITHDRAW YOUR MONEY BEFORE YOU ARE AGE 59 1/2.



- FIXED ACCOUNT. You may place money in the fixed account where it earns interest for one-year periods at a guaranteed rate of at least 3.0%. We may declare higher rates of interest, but are not obligated to do so. Money you place in the fixed account will be reduced by some of the fees and charges we assess. The fixed account is part of our general account.



- VARIABLE ACCOUNT. You may allocate premium(s) to one or more of the 35 subaccounts listed on the cover page. Each subaccount invests exclusively in one of the portfolios listed on the cover of this prospectus. We reserve the right to offer other subaccounts in the future. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of these subaccounts and will be reduced by Contract charges. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS.



                               PREMIUM FLEXIBILITY



- MINIMUM PREMIUM. This Contract requires you to pay an initial premium of at least $500. The initial premium is the only premium we require you to pay.



- FLEXIBLE PREMIUMS. You can pay additional premiums of $500 or more ($50 or more for IRAs and/or if you authorize us to draw on an account by check or electronic debit) at any time before the annuity start date. We may limit the total premium(s) paid to us during any Contract year. You may also choose to have premiums deducted directly from your bank account.



- RIGHT-TO-EXAMINE PERIOD. You may cancel your Contract for a refund during the "right-to-examine period" by returning it to our Home Office. In most states, the right-to-examine period expires 10 days after you receive the issued Contract. If you decide to cancel the Contract during the right-to-examine period, we will generally refund an amount equal to the greater of Contract Value at the end of the business day on which we receive the returned Contract at our Home Office or the sum of all premiums you have paid into the Contract.

- HOW TO INVEST. You may obtain a Contract application from your licensed Farmers agent who is also a registered representative. We will not issue a Contract if you are older than age 90 on the issue date.

                                  DEATH BENEFIT



- STANDARD DEATH BENEFIT. Unless you purchase the optional Guaranteed Minimum Death Benefit rider, we will pay the standard death benefit to the beneficiary on the death of either any owner or the last surviving annuitant before the annuity start date. If an annuitant (including an owner who is an annuitant) dies before his or her 80th birthday, we will pay the standard death benefit, which equals the greater of:



                  - the Contract Value on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method; or



                  - the minimum death benefit totaling the sum of all premiums paid, minus proportional reductions for withdrawals.



         In all other cases, the standard death benefit equals the Contract Value determined on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method.



- OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT. On your application, you may select for an additional fee the optional Guaranteed Minimum Death Benefit. This rider may not be available in all states, and may vary by state. The Guaranteed Minimum Death Benefit provides an enhanced death benefit only if the last surviving annuitant dies before the annuity start date. This benefit is payable on the death of an owner only if that owner is the last surviving annuitant. You may select the Guaranteed Minimum Death Benefit only on your Contract application. If you select this benefit, we will deduct an additional daily charge from the subaccounts at an annual rate of 0.25%.



- On the death of the last surviving annuitant, the Guaranteed Minimum Death Benefit will equal the greatest of the following:



                  -        the standard death benefit described above;



                  - premiums you paid accumulated daily with interest compounded at 4% per year until the earlier of: (i) the date of death, or (ii) the Contract anniversary on or next following the last surviving annuitant's 80th birthday; minus proportional reductions for withdrawals; or



                  - the Greatest Anniversary Value on any Contract anniversary through the earlier of the date of death or the Contract anniversary on or next following the last surviving annuitant's 80th birthday, minus proportional reductions for withdrawals.


         A different death benefit calculation applies if the last surviving annuitant dies after the Contract anniversary on or next following the annuitant's 80th birthday. See "Death Benefits."

- DEATH BENEFIT ON OR AFTER THE ANNUITY START DATE. Upon the death of the annuitant on or after the annuity start date, we will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected.


                       PARTIAL WITHDRAWALS AND SURRENDER


- PARTIAL WITHDRAWALS. At any time during the pay-in period, you may submit a written request to withdraw part of your cash value, subject to the following rules. A partial withdrawal may have adverse tax consequences.



                           - You may make only 1 withdrawal each calendar quarter.



                           -        You must request at least $100.



                           - You may not make a partial withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.



                           -        Surrender charges may apply.



                           - Your access to amounts held in qualified Contracts may be restricted or prohibited.


- SURRENDER. At any time during the pay-in period, you may submit a written request to surrender your Contract and receive its cash value (that is, the Contract Value minus any surrender charge, minus any premium taxes not previously deducted, and minus the Records Maintenance Charge, unless waived). A surrender may have adverse tax consequences and be subject to a surrender charge. Your access to amounts held in qualified Contracts may be restricted or prohibited.




- SURRENDER CHARGE. We calculate the surrender charge on surrenders and partial withdrawals from the date you made the premium payment(s) being withdrawn. The surrender charge applies during the entire seven year period following each premium payment, and will vary depending on the number of years since you made the premium payment(s) being withdrawn.


         NUMBER OF COMPLETE YEARS
         FROM DATE OF PREMIUM
         PAYMENT:           0      1      2      3      4      5     6      7+
                            --------------------------------------------------
         SURRENDER CHARGE:  7%     6%     5%     5%     4%     3%    2%     0




         We do not assess a surrender charge on:


                           -        the death benefit;

                           - the withdrawal of premium payments you paid us more than seven years ago;



                           - withdrawals that qualify under the waiver of surrender charge riders as extended hospitalization or confinement to a skilled nursing facility or terminal illness (see "Surrender Charge"); or



                           -        the free withdrawal amount.


         Each Contract year, you may withdraw the free withdrawal amount, which is an amount up to the greater of:


                           - Contract Value minus the excess of total premiums over prior withdrawals that were previously assessed a surrender charge; or



                           - 10% of the Contract Value determined at the time the withdrawal is requested.






- SYSTEMATIC PAYMENT PLAN. You may elect our a systematic withdrawal plan option whereby, after the first Contract year, you may receive periodic payments of at least $100 on a monthly basis during the pay-in period.



                                    TRANSFERS



- At any time during the pay-in period and after the right-to-examine period, you may make an unlimited number of transfers from and among the separate accounts (subject to the "Limits on Transfers" section below). You may make one transfer each Contract year from the fixed account.



- Your transfer from the subaccounts or the fixed account must be a minimum of $100 or the total value in a subaccount or fixed account, if less.



- Your Contract Value remaining in a subaccount or the fixed account after a transfer must be at least $500, or we will transfer the total value.



- You can make a transfer from the fixed account only during the 30 days following a Contract anniversary.



- You cannot make a transfer from any subaccount to the fixed account during the 6 month period following any transfer from the fixed account into one or more subaccounts.



- We charge $25 for the 13th and each additional transfer during a Contract year. Transfers made under the asset rebalancing or dollar cost averaging programs do not count toward the 12 free transfers.



- AUTOMATIC ASSET REBALANCING PROGRAM. Under the Automatic Asset Rebalancing ("AAR") program, we will automatically transfer amounts among the subaccounts each quarter to reflect your most recent instructions for allocating premiums. No transfer fees are assessed under this program. Transfers under this program do not count toward the 12 free transfers permitted each Contract year.



- DOLLAR COST AVERAGING PROGRAM. The dollar cost averaging program permits you to systematically transfer (on each monthly anniversary of the issue date) a set dollar amount from the fixed account to up to 8 subaccounts. The minimum transfer amount is $100. No transfer fees are assessed under this program. Transfers under this program do not count toward the 12 free transfers permitted each Contract year.

                               ANNUITY PROVISIONS


- ANNUITY OPTIONS. You may receive income payments under one of three fixed annuity options beginning on the annuity start date you select. The final annuity date, which is latest annuity start date you may select, is the Contract anniversary when the oldest annuitant is age
         95. You may receive income payments for a specific period of time, or for life with or without a guaranteed number of payments.



         We will use your cash value on the annuity start date to calculate the amount of your income payments under the annuity option you choose.





                               FEDERAL TAX STATUS


         Generally, a Contract's earnings are not taxed until you take them out. For Federal tax purposes, if you take money out of a non-qualified Contract during the pay-in period, including a surrender or partial withdrawal payment, earnings come out first and are taxed as ordinary income. Different tax consequences may apply for a qualified Contract. If you are younger than 59 1/2 when you take money out, you also may be charged a 10% Federal penalty tax on earnings. The annuity payments you receive during the payout phase are considered partly a return of your original investment so that part of each payment is not taxable as income until the "investment in the Contract" has been fully recovered.



         Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a surrender or full withdrawal. For a further discussion of the Federal tax status of variable annuity contracts, see "Federal Tax Status."

                                    INQUIRIES

         If you need additional information, please contact us at:


                  Service Center
                  P.O. Box 724208
                  Atlanta, Georgia  31139
                  Phone: 1-877-376-8008 (toll-free)
                  8:00 a.m. to 6:00 p.m. Eastern Time

FEE TABLE

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a partial withdrawal, annuitize the Contract, surrender the Contract, or transfer Contract Value between the subaccounts and/or the fixed account. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Premium Payments                                                                None
Maximum Surrender Charge (as a percentage of your premium payment)(1)                                      7%
Transfer Fee(2)                                                              $25 after 12 transfers per year

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES


Records Maintenance Charge(3)                                                                              $  30
VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the subaccounts)

With Both the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit(4)
     Mortality and Expense Risk Charge .....................................................................1.45%
     Administrative Charge..................................................................................0.20%
                                                                                                            ----
     Total Variable Account Annual Expenses.................................................................1.65%

With Either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit(4)
     Mortality and Expense Risk Charge......................................................................1.20%
     Administrative Charge..................................................................................0.20%
                                                                                                            ----
     Total Variable Account Annual Expenses.................................................................1.40%

With Standard Death Benefit Only
     Mortality and Expense Risk Charge......................................................................0.95%
     Administrative Charge..................................................................................0.20%
                                                                                                            ----
     Total Variable Account Annual Expenses.................................................................1.15%


----------
(1) We do not assess a surrender charge on death benefit payments. We do assess a surrender charge if you surrender your Contract, partially withdraw its cash value, or annuitize under the Contract while surrender charges are applicable.


(2) We do not assess transfer fees on transfers under the dollar cost averaging or Automatic Asset Rebalancing programs. Transfers under these programs do not count toward the twelve free transfers permitted each Contract year.


(3) We will also deduct the Records Maintenance Charge on the annuity start date or the date you surrender your Contract. We waive this fee for Contracts with a Contract Value of $50,000 or more on the date the fee is assessed.


(4) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your initial Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force, a 0.25% Mortality and Expense Risk Charge will continue to be assessed, and our obligations and duties to you under this rider will not change.

The following table shows the range of portfolio fees and expenses for the fiscal year ended December 31, 2003. Expenses of the portfolios may be higher or lower in the future. You can obtain more detailed information concerning each portfolio's fees and expenses in the prospectus for each portfolio.


RANGE OF ANNUAL OPERATING EXPENSES FOR THE PORTFOLIOS(1)


                                                                                             MINIMUM           MAXIMUM
---------------------------------------------------------------------------------------- ----------------- -----------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (total of all expenses that are deducted            0.46%              1.80%
from portfolio assets, including management fees, 12b-1 fees, and other expenses)



(1) The portfolio expenses used to prepare this table were provided to Farmers by the fund(s). Farmers has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2003. Current or future expenses may be greater or less than those shown.



The next table shows the fees and expenses charged by each portfolio for the fiscal year ended December 31, 2003.



ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets as a percentage of average daily net assets in the portfolios as of December 31, 2003):

                                                                                                        FEE
                                                                                                       WAIVER
                                                                                           GROSS         OR        CONTRACTUAL
                                                                                           TOTAL      EXPENSE       NET TOTAL
                                                      MANAGEMENT     12b-1      OTHER      ANNUAL     REIMBURSE-      ANNUAL
PORTFOLIO                                                FEES       FEES(1)    EXPENSES   EXPENSES       MENT        EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
  Calvert Social Small Cap Growth Portfolio(2)           1.00%        N/A        0.42%      1.42%        N/A           N/A

                                                                                                        FEE
                                                                                                       WAIVER
                                                                                           GROSS         OR       CONTRACTUAL
                                                                                           TOTAL      EXPENSE      NET TOTAL
                                                      MANAGEMENT     12b-1       OTHER     ANNUAL     REIMBURSE-    ANNUAL
PORTFOLIO                                                FEES       FEES(1)    EXPENSES   EXPENSES       MENT      EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
  Developing Leaders Portfolio                           0.75%       0.25%     0.07%       1.07%        N/A           N/A
  Quality Bond Portfolio                                 0.65%       0.25%     0.09%       0.99%        N/A           N/A

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES)
                                                         0.75%       0.25%     0.09%       1.09%        N/A           N/A

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
  Fidelity VIP Growth Portfolio(3)                       0.58%       0.10%     0.09%       0.77%        N/A           N/A
  Fidelity VIP Index 500 Portfolio(4)                    0.24%       0.10%     0.12%       0.46%        N/A           N/A
  Fidelity VIP Mid Cap Portfolio(5)                      0.58%       0.10%     0.12%       0.80%        N/A           N/A

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)(6)
  Franklin Small Cap Fund(7)                             0.51%       0.25%     0.29%       1.05%       0.04%         1.01%
  Templeton Developing Markets Securities Fund           1.25%       0.25%     0.30%       1.80%        N/A           N/A
  Templeton Global Asset Allocation Fund(7)              0.61%       0.25%     0.21%       1.07%       0.01%         1.06%

GOLDMAN SACHS VARIABLE INSURANCE TRUST(8)
  Goldman Sachs VIT Capital Growth Fund(9)               0.75%        N/A      0.68%       1.43%       0.53%         0.90%
  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund(9)    0.75%        N/A      0.50%       1.25%       0.35%         0.90%
  Goldman Sachs VIT Mid Cap Value Fund(10)               0.80%        N/A      0.11%       0.91%        N/A           N/A

JANUS ASPEN SERIES
  Janus Aspen Balanced Portfolio (Service Shares)        0.65%       0.25%     0.02%       0.92%        N/A           N/A
  Janus Aspen Capital Appreciation Portfolio
    (Institutional Shares)                               0.65%        N/A      0.03%       0.68%        N/A           N/A
  Janus Aspen Mid Cap Growth Portfolio (Service
    Shares)                                              0.65%       0.25%     0.02%       0.92%        N/A           N/A

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
  PIMCO Foreign Bond Portfolio (U.S.
    Dollar-Hedged) (formerly PIMCO Foreign Bond
    Portfolio)(11)                                       0.25%        N/A      0.68%       0.93%        N/A           N/A
  PIMCO Low Duration Portfolio                           0.25%        N/A      0.40%       0.65%        N/A           N/A

SCUDDER VARIABLE SERIES I (CLASS A SHARES)
  Scudder Bond Portfolio                                 0.48%        N/A      0.10%       0.58%        N/A           N/A
  Scudder Global Discovery Portfolio(12)                 0.98%        N/A      0.20%       1.18%       0.00%         1.18%
  Scudder Growth and Income Portfolio                    0.48%        N/A      0.11%       0.59%        N/A           N/A
  Scudder International Portfolio                        0.88%        N/A      0.17%       1.05%        N/A           N/A
  Scudder Money Market Portfolio                         0.37%        N/A      0.11%       0.48%        N/A           N/A

SCUDDER VARIABLE SERIES II (CLASS A SHARES)
  Scudder Government & Agency Securities Portfolio
    (formerly Scudder Government Securities
    Portfolio)                                           0.55%        N/A      0.06%       0.61%        N/A           N/A

                                                                                                        FEE
                                                                                                       WAIVER
                                                                                           GROSS         OR       CONTRACTUAL
                                                                                           TOTAL      EXPENSE      NET TOTAL
                                                      MANAGEMENT     12b-1       OTHER     ANNUAL     REIMBURSE-    ANNUAL
PORTFOLIO                                                FEES       FEES(1)    EXPENSES   EXPENSES       MENT      EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
  Scudder High Income Portfolio                          0.60%        N/A      0.07%       0.67%        N/A           N/A
  Scudder Small Cap Growth Portfolio                     0.65%        N/A      0.04%       0.69%        N/A           N/A
  SVS Dreman High Return Equity Portfolio(13)            0.73%        N/A      0.06%       0.79%       0.00%         0.79%

WM VARIABLE TRUST (CLASS 2 SHARES)
  WM Equity Income Fund                                  0.62%       0.25%     0.08%       0.95%        N/A           N/A
  WM Mid Cap Stock Fund                                  0.75%       0.25%     0.08%       1.08%        N/A           N/A
  WM Small Cap Growth Fund (formerly WM Small Cap
    Stock Fund)                                          0.87%       0.25%     0.13%       1.25%        N/A           N/A

WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS(14)
  WM SAM Balanced Portfolio                              0.10%       0.25%     0.93%       1.28%        N/A           N/A
  WM SAM Conservative Balanced Portfolio                 0.10%       0.25%     0.95%       1.30%        N/A           N/A
  WM SAM Conservative Growth Portfolio                   0.10%       0.25%     1.02%       1.37%        N/A           N/A
  WM SAM Flexible Income Portfolio                       0.10%       0.25%     0.84%       1.19%        N/A           N/A
  WM SAM Strategic Growth Portfolio                      0.10%       0.25%     1.08%       1.43%        N/A           N/A

(1) 12b-1 fees represent servicing fees which are paid to Farmers for certain administrative and account maintenance services provided by Farmers to Contract owners investing in these Portfolios. The 12b-1 distribution plan is described in the Portfolios' prospectus and statement of additional information. Because the 12b-1 fees are paid out of portfolio assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost more than paying other types of sales charges.



(2) The Gross Total Annual Expenses for the Calvert Social Small Cap Growth Portfolio reflect an indirect fee and fees before waivers resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits were used to reduce the Portfolio's expenses. The net operating expenses after reductions for fees paid indirectly and fee waivers was 1.31% during 2003. This fee waiver may be discontinued at any time.



(3) A portion of the brokerage expenses that the Fidelity VIP Growth Portfolio paid may be reimbursed and was used to reduce the Portfolio's expenses. After taking into account these voluntary offsets, the Gross Total Annual Expenses for the Portfolio was 0.74% during 2003. These offsets may be discontinued at any time.



(4) Through arrangements with the Fidelity VIP Index 500 Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. After taking into account these voluntary offsets, the Gross Total Annual Expenses for the Portfolio was 0.38% during 2003. These offsets may be discontinued at any time. In addition, the fund's manager has voluntarily agreed to reimburse the class to the extent that Gross Total Annual Expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.38%. This arrangement can be discontinued by the fund's manager at any time.



(5) A portion of the brokerage expenses that the Fidelity VIP Mid Cap Portfolio paid may be reimbursed and was used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. After taking into account these voluntary offsets, the Gross Total Annual Expenses for the Portfolio was 0.78% during 2003. These offsets may be discontinued at any time.



(6) While the maximum amount payable under the Franklin Templeton Variable Insurance Products Trust's Class 2 Shares 12b-1 plan is 0.35% per year of the Fund's average annual net assets, the Fund's Board of Trustees has set the 12b-1 rate at 0.25% of the Portfolio's average daily net assets until May 1, 2005.



(7) The manager of the Franklin Small Cap Fund and the Templeton Global Asset Allocation Fund has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the SEC.



(8) "Other Expenses" for the Goldman Sachs Variable Insurance Trust include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Portfolio plus all other ordinary expenses not detailed above. Additionally, the adviser for the Portfolios has voluntarily agreed to limit "Other Expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation, indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio.



(9) The adviser for the Goldman Sachs VIT Capital Growth Fund and the Goldman Sachs VIT CORE(SM) Small Equity Fund has contractually agreed to reduce the "Other Expenses" to 0.11% of each Portfolio's average daily net assets through June 30, 2005. As a result of the reduction, the "Contractual Total Net Expenses" for each fund will be no higher than 0.90%.



(10) The adviser for the Goldman Sachs VIT Mid Cap Value Fund has voluntarily agreed to reduce the "Other Expenses" to 0.25% of the Portfolio's average daily net assets. Because of the assets levels for the period ended December 31, 2003, there were no expense reductions for the period ended December 31, 2003. The expense limitation for this Portfolio may be discontinued or modified by the adviser at its discretion at anytime.

(11) The Gross Total Annual Expenses for the PIMCO Foreign Bond Portfolio is 0.90% of the Portfolio's average net assets excluding interest expense. Interest expense is generally incurred as a result of investment management activities.



(12) The investment manager, the underwriter, and the accounting agent for the Scudder Global Discovery Portfolio, pursuant to their respective agreements with Scudder Variable Series I, have contractually agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the Scudder Global Discovery Portfolio (Class A Shares) to 1.25% of the Portfolio's average net assets.



(13) The investment manager, the underwriter, and the accounting agent of the SVS Dreman High Return Equity Portfolio, pursuant to their respective agreements with Scudder Variable Series II, have contractually agreed for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of SVS Dreman High Return Equity Portfolio (Class A Shares) to 0.87% of the Portfolio's average net assets.



(14) Each WM SAM Portfolio is an asset-allocation "fund of funds" that typically allocates its assets, within predetermined percentage ranges, among certain Funds of the WM Variable Trust and the WM High Yield Fund (the "Funds"). Each Portfolio has its own set of operating expenses, as does each of the Funds in which it invests. If you choose to invest in one of the WM SAM Portfolios subaccounts, you will be responsible for the indirect expense of the applicable WM SAM Portfolio as well as those of its Funds. Each WM SAM Portfolio indirectly bears a proportionate share of the applicable expenses of the Funds (including management fees) and is a shareholder of the Funds. Depending on which Funds are held by a WM SAM Portfolio and in what proportion, the fees will vary over time. "Other Expenses" and "Gross Total Annual Expenses" shows combined annual expenses for each WM SAM Portfolio and the Funds in which the Portfolio invests. The expenses shown assume a constant allocation by each Portfolio of its assets among the Funds identical to such Portfolio's actual allocation at December 31, 2003. A Portfolio's actual expenses may be higher or lower as a result of changes in the allocation of the Portfolio's assets among the Funds, and the expenses of the Fund and of the Portfolio.

         The expenses shown above are deducted by each underlying portfolio before the portfolio provides us with its daily net asset value. We then deduct applicable variable account charges from the net asset value to calculate the unit value of the corresponding subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the portfolios was provided to us by the portfolios and was not independently verified by us.

                           EXAMPLE OF MAXIMUM CHARGES


         This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the maximum costs of investing in the Contract, including transaction expenses, the Records Maintenance Charge of $30, the Variable Account charges of 1.65%, and maximum Annual Portfolio Operating Expenses of 1.80%.



         The Example assumes that you invested $10,000 in the portfolio with the highest expenses, chose the riders with the highest costs, and stayed in those options under the Contract for the time periods indicated. The Example also assumes that your investment earned a steady 5% return each year. Based on these assumptions, your costs would be:



(1) If you surrender or annuitize the Contract at the end of the applicable time period:



 1 year            3 years           5 years          10 years
------------------------------------------------------------------
  $952              $1526             $2197             $3788



(2) If you do not surrender or annuitize the Contract at the end of the applicable time period:



 1 year            3 years           5 years          10 years
------------------------------------------------------------------
  $354              $1079             $1824             $3788



         The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The Record Maintenance Charge of $30 is reflected as an annual charge of 0.066% that is determined by dividing total Record Maintenance Charges collected during 2003 ($94,200 ) by total average net assets attributable to the Contract during 2003 ($142,516,959).


         Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.


                               DISTRIBUTION COSTS



         For information concerning the compensation paid for the sale of the Contracts, see "Distribution of the Contracts."


                         CONDENSED FINANCIAL INFORMATION


         In Appendix A, we have included a financial history of two sets of accumulation unit values that reflect the highest and lowest levels of Variable Account Annual Expenses available under the Contract. Tables for one other set of accumulation unit values that reflect the middle level of Variable Account Annual Expenses are included in the SAI.

FARMERS NEW WORLD LIFE INSURANCE COMPANY AND
THE FIXED ACCOUNT


                    FARMERS NEW WORLD LIFE INSURANCE COMPANY


         Farmers New World Life Insurance Company ("Farmers") is the stock life insurance company issuing the Contract. We are obligated to pay all benefits under the Contracts. Farmers is located at 3003 - 77th Avenue, S.E., Mercer Island, Washington 98040, and was incorporated under Washington law on February 21, 1910. Farmers established the variable account to support the investment options under this Contract and under other variable annuity contracts Farmers may issue. Farmers' general account supports the fixed account under the Contract.


         Farmers is a direct wholly-owned subsidiary of Farmers Group, Inc. ("FGI"). FGI is a stock holding and management company. The ultimate controlling parents of FGI are Allied Zurich p.l.c., a United Kingdom company, and Zurich Allied AG, a Swiss company. Allied Zurich p.l.c. and Zurich Allied AG are traded in certain European markets, but are not publicly traded in the U.S.


         Farmers markets a broad line of individual life insurance products, including universal life, term life and whole life insurance and annuity products (predominately flexible premium deferred annuities). Farmers currently is licensed to sell insurance in 48 states and the District of Columbia. The states where Farmers is not licensed are Alaska and New York.






                                THE FIXED ACCOUNT



         You may allocate some or all of your premium payments and transfer some or all of your Contract Value to the fixed account. The fixed account offers a guarantee of principal accumulating at a specified rate of interest that will be reduced by deductions for fees and expenses. The fixed account is part of Farmers' general account. We use our general account assets to support our insurance and annuity obligations other than those funded by our separate investment accounts. Subject to applicable law, Farmers has sole discretion over investment of the fixed account's assets. Farmers bears the full investment risk for all amounts contributed to the fixed account. Farmers guarantees that the amounts allocated to the fixed account will be credited interest daily at a net effective annual rate of at least 3%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. All assets in the general account are subject to our general liabilities from business operations. The fixed account may not be available in all states.



         Money you place in the fixed account will earn interest that is compounded annually and accrues daily at the current interest rate in effect at the time of your allocation. We intend to credit the fixed account with interest at the current rates in excess of the minimum guaranteed rate of 3%, but we are not obligated to do so. We have no specific formula for determining current interest rates.



         The fixed account value will not share in the investment performance of our general account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the fixed account will be credited with different current interest rates. You assume the risk that interest credited to amounts in the fixed account may not exceed the minimum 3% guaranteed rate.



         We reserve the right to change the method of crediting interest from time to time, provided that such changes do not reduce the guaranteed rate of interest below 3% per year or shorten the period for which the interest rate applies to less than one year (except for the year in which such amount is received or transferred).

         We currently allocate amounts from the fixed account for partial withdrawals, transfers to the subaccounts, or charges for the monthly deduction on a last in, first out basis ("LIFO") for the purpose of crediting interest.



         The fixed account is not registered with the Securities and Exchange Commission ("SEC"). The disclosures included in this prospectus about the fixed account are for your information and have not been reviewed by the staff of the SEC. However, fixed account disclosure may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.



THE VARIABLE ACCOUNT AND THE PORTFOLIOS



                              THE VARIABLE ACCOUNT



         Farmers established the Farmers Annuity Separate Account A (the "variable account") as a variable account under the law of the state of Washington on April 6, 1999. Farmers owns the assets in the variable account. The variable account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act") and qualifies as a "separate account" within the meaning of the Federal securities laws. The variable account will receive and invest premium payments paid under the Contracts and under other variable annuity contracts we may issue in the future.



         The income, gains and losses, realized or unrealized, from assets allocated to the variable account shall be credited to or charged against the variable account, without regard to other income, gains or losses of any other account we own or arising out of any other business we may conduct.



         Although we own the assets in the variable account, these assets are held separately from our other assets and are not part of our general account. The portion of the assets of the variable account equal to the required reserves and other contract liabilities of the variable account are not chargeable with liabilities that arise from any other business that we conduct. We have the right to transfer to our general account any assets of the variable account that are in excess of such reserves and other liabilities.



         The variable account is divided into subaccounts, each of which invests in shares of a portfolio of a fund. The variable account is subject to the laws of the State of Washington, which regulate the operations of insurance companies domiciled in Washington.



         CHANGES TO THE VARIABLE ACCOUNT. We reserve the right in our sole discretion, and subject to applicable law, to add, close, remove, or combine one or more subaccounts, combine the variable account with one or more other separate accounts, or operate the variable account as a different kind of investment company. Subject to obtaining any approvals or consents required by law, the assets of one or more subaccounts may also be transferred to any other subaccount if, in our sole discretion, conditions warrant. In addition, we reserve the right to modify provisions of the Contract to reflect changes to the subaccounts and the variable account and to comply with applicable law. Some of these future changes may be the result of changes in applicable laws or interpretation of the law. You may obtain additional information regarding the substitutions of investments and resolving conflicts among funds in the SAI. You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008.


                                 THE PORTFOLIOS


         Each subaccount of the variable account invests exclusively in shares of a designated portfolio of a fund. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio. Each fund available under the Contract is registered with the SEC under the 1940 Act as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the funds by the SEC.


         The assets of each portfolio are separate from the assets of any other portfolio, and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment portfolio and the income or losses of one portfolio has no effect on the investment performance of any other portfolio.

         Each of the portfolios is managed by an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Each investment adviser is responsible for the selection of the investments of the portfolio. These investments must be consistent with the investment objective, policies and restrictions of that portfolio.

         Some of the portfolios have been established by investment advisers that manage retail mutual funds sold directly to the public having similar names and investment objectives to the portfolios available under the Contract. While some of the portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, you should understand that the portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named portfolio may differ substantially from the portfolios available through this Contract.

         An investment in a subaccount, or in any portfolio, including the Money Market Portfolio, is not insured or guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to insurance charges, the yields on the money market subaccount may become extremely low and possibly negative.

                     INVESTMENT OBJECTIVES OF THE PORTFOLIOS


         The following table summarizes each portfolio's investment objective(s) and policies. THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE(S). YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING A DESCRIPTION OF THE RISKS, FEES AND EXPENSES OF EACH PORTFOLIO IN THE PROSPECTUSES FOR THE PORTFOLIOS THAT ARE ATTACHED TO THIS PROSPECTUS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY.



         PORTFOLIO                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
----------------------------        --------------------------------------------
CALVERT SOCIAL SMALL CAP            Seeks to achieve long-term capital
GROWTH PORTFOLIO                    appreciation by investing primarily in the
                                    equity securities of companies that have
                                    small market capitalizations. Investment
                                    adviser is Calvert Asset Management Company,
                                    Inc. The sub-advisor is Awad Asset
                                    Management,

         PORTFOLIO                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
----------------------------        --------------------------------------------
                                    Inc.

DREYFUS VIF DEVELOPING              Seeks capital growth. Investment adviser is
LEADERS PORTFOLIO (SERVICE          The Dreyfus Corporation.
CLASS)

DREYFUS VIF QUALITY BOND            Seeks to maximize total return, consisting
PORTFOLIO (SERVICE CLASS)           of capital appreciation and current income.
                                    Investment adviser is The Dreyfus
                                    Corporation.

THE DREYFUS SOCIALLY                Seeks to provide capital growth, with
RESPONSIBLE GROWTH FUND,            current income as a secondary goal.
INC. (SERVICE CLASS)                Investment adviser is The Dreyfus
                                    Corporation.


FIDELITY VIP GROWTH                 Seeks to achieve capital appreciation.
PORTFOLIO (SERVICE CLASS)           Investment adviser is Fidelity Management &
                                    Research Company. The sub-advisor is FMR
                                    Co., Inc.

FIDELITY VIP INDEX 500              Seeks investment results that correspond to
PORTFOLIO (SERVICE CLASS)           the total return of common stocks publicly
                                    traded in the United States, as represented
                                    by the Standard & Poor's 500(SM) Index.
                                    Investment adviser is Fidelity Management &
                                    Research Company. The sub-adviser is Geode
                                    Capital Management, LLC (Geode).

FIDELITY VIP MID CAP                Seeks long-term growth of capital.
PORTFOLIO (SERVICE CLASS)           Investment adviser is Fidelity Management &
                                    Research Company. The sub-advisor is FMR
                                    Co., Inc., Fidelity Management & Research
                                    (U.K.), Inc., Fidelity Management & Research
                                    (Far East), Inc., and Fidelity Investments
                                    Japan Limited.

FRANKLIN SMALL CAP FUND             Seeks long-term capital growth. Investment
(CLASS 2)                           adviser is Franklin Advisers, Inc.

TEMPLETON DEVELOPING                Seeks long-term capital appreciation.
MARKETS SECURITIES FUND             Investment adviser is Templeton Asset
(CLASS 2)                           Management Ltd.

TEMPLETON GLOBAL ASSET              Seeks high total return. Investment adviser
ALLOCATION FUND (CLASS 2)           is Templeton Investment Counsel, LLC. The
                                    sub-adviser is Franklin Advisers, Inc.

GOLDMAN SACHS CAPITAL               Seeks long-term growth of capital.
GROWTH FUND                         Investment adviser is Goldman Sachs Asset
                                    Management, L.P.

GOLDMAN SACHS CORE(SM)              Seeks long-term growth of capital.
SMALL CAP EQUITY FUND               Investment adviser is Goldman Sachs Asset
                                    Management, L.P.

GOLDMAN SACHS MID CAP               Seeks long-term capital appreciation.
VALUE FUND                          Investment adviser is Goldman Sachs Asset
                                    Management, L.P.

JANUS ASPEN BALANCED                Seeks long-term capital growth, consistent
PORTFOLIO (SERVICE)                 with preservation of capital and balanced by
                                    current income. Investment adviser is Janus
                                    Capital.

JANUS ASPEN CAPITAL                 Seeks long-term growth of capital.
APPRECIATION PORTFOLIO              Investment adviser is Janus Capital.
(INSTITUTIONAL)

JANUS ASPEN MID CAP                 Seeks long-term growth of capital.
GROWTH PORTFOLIO (SERVICE           Investment adviser is Janus Capital.
SHARES)

PIMCO FOREIGN BOND                  Seeks maximum total return, consistent with
PORTFOLIO (U.S. DOLLAR-             preservation of capital and prudent
HEDGED) (FORMERLY PIMCO             investment management. Investment adviser is
FOREIGN BOND PORTFOLIO)             Pacific Investment Management Company LLC.
(ADMINISTRATIVE CLASS)

PIMCO LOW DURATION                  Seeks maximum total return, consistent with
(ADMINISTRATIVE CLASS)              preservation of capital and prudent
                                    investment management. Investment adviser is
                                    Pacific Investment Management Company LLC.

SCUDDER BOND PORTFOLIO              Seeks to provide a high level of income
(CLASS A)                           consistent with a high quality portfolio of
                                    debt securities. Investment adviser is
                                    Deutsche Investment Management Americas Inc.

SCUDDER GLOBAL DISCOVERY            Seeks above-average capital appreciation
PORTFOLIO (CLASS A)                 over the long term. Investment adviser is
                                    Deutsche Investment Management Americas Inc.

SCUDDER GROWTH AND                  Seeks long-term growth of capital, current
INCOME PORTFOLIO (CLASS A)          income and growth of income. Investment
                                    adviser is Deutsche Investment Management
                                    Americas Inc.

         PORTFOLIO                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
----------------------------        --------------------------------------------
SCUDDER INTERNATIONAL               Seeks long-term growth of capital primarily
PORTFOLIO (CLASS A)                 through diversified holdings of marketable
                                    foreign equity investments. Investment
                                    adviser is Deutsche Investment Management
                                    Americas Inc.

SCUDDER MONEY MARKET                Seeks to maintain stability of capital and,
PORTFOLIO (CLASS A)                 consistent therewith, to maintain the
                                    liquidity of capital and to provide current
                                    income. Investment adviser is Deutsche
                                    Investment Management Americas Inc.

SCUDDER GOVERNMENT &                Seeks high current income consistent with
AGENCY SECURITIES PORTFOLIO         preservation of capital. Investment adviser
(FORMERLY SCUDDER                   is Deutsche Investment Management Americas
GOVERNMENT SECURITIES               Inc.
PORTFOLIO) (CLASS A)

SCUDDER HIGH INCOME                 Seeks to provide a high level of current
PORTFOLIO (CLASS A)                 income. Investment adviser is Deutsche
                                    Investment Management Americas Inc.

SCUDDER SMALL CAP GROWTH            Seeks maximum appreciation of investors'
PORTFOLIO (CLASS A)                 capital. Investment adviser is Deutsche
                                    Investment Management Americas Inc.

SVS DREMAN HIGH RETURN              Seeks to achieve a high rate of total
EQUITY PORTFOLIO (CLASS A)          return. Investment adviser is Deutsche
                                    Investment Management Americas Inc.;
                                    investment sub-adviser is Dreman Value
                                    Management L.L.C.

WM EQUITY INCOME FUND               Seeks to provide a relatively high level of
(CLASS 2 SHARES)                    current income and long-term growth of
                                    income and capital. The investment adviser
                                    is WM Advisors, Inc.

WM MID CAP STOCK FUND               Seeks to provide long-term capital
WM (CLASS 2 SHARES)                 appreciation. The investment adviser is
                                    Advisors, Inc.

WM SMALL CAP GROWTH                 Seeks to provide long-term capital
WM FUND (FORMERLY WM SMALL          appreciation. The investment adviser is
CAP STOCK FUND) (CLASS 2            Advisors, Inc.
SHARES)

WM SAM BALANCED                     Seeks to provide as high a level of total
PORTFOLIO (CLASS 2)                 return (consisting of reinvested income and
                                    capital appreciation) as is consistent with
                                    reasonable risk. In general, relative to the
                                    other portfolios, the Balanced Portfolio
                                    should offer you the potential for a medium
                                    level of income and a medium level of
                                    capital growth, while exposing you to a
                                    medium level of principal risk. Investment
                                    adviser is WM Advisors, Inc.

WM SAM CONSERVATIVE                 Seeks to provide a high level of total
BALANCED PORTFOLIO (CLASS 2)        reinvestment of income and capital
                                    appreciation), consistent with a moderate
                                    degree of principal risk. In general,
                                    relative to the other portfolios, the
                                    Conservative Balanced Portfolio should offer
                                    you the potential for a medium to high level
                                    of income and a medium to low level of
                                    capital growth, while exposing you to a
                                    medium to low level of principal risk.
                                    Investment adviser is WM Advisors, Inc.

WM SAM CONSERVATIVE                 Seeks to provide long-term capital
GROWTH PORTFOLIO (CLASS 2)          appreciation. In general, relative to the
                                    other portfolios, the Conservative Growth
                                    Portfolio should offer you the potential for
                                    a low to medium level of income and a medium
                                    to high level of capital growth, while
                                    exposing you to a medium to high level of
                                    principal risk. Investment adviser is WM
                                    Advisors, Inc.

WM SAM FLEXIBLE INCOME              Seeks to provide a high level of total
PORTFOLIO (CLASS 2)                 return (consisting of reinvestment of income
                                    with some capital appreciation). In general,
                                    relative to the other portfolios, the
                                    Flexible Income Portfolio should offer you
                                    the potential for a high level of income and
                                    a low level of capital growth, while
                                    exposing you to a low level of principal
                                    risk. Investment adviser is WM Advisors,
                                    Inc.

WM SAM STRATEGIC                    Seeks to provide long-term capital
GROWTH PORTFOLIO (CLASS 2)          appreciation. In general, relative to the
                                    other portfolios, the Strategic Growth
                                    Portfolio should offer you the potential for
                                    a high level of capital growth, and a
                                    corresponding level of principal risk.
                                    Investment adviser is WM Advisors, Inc.



         In addition to the variable account, the funds may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies as well as to qualified plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the funds simultaneously.

Although neither Farmers, nor the mutual funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each fund's Board of Directors (or Trustees) will monitor events in order to identify any material conflicts between the interests of such variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, (3) differences in voting instructions given by those variable life insurance owners and those given by variable annuity contract owners.



         If a fund's Board of Directors (or Trustees) were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Farmers will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.



         PLEASE READ THE ATTACHED PROSPECTUSES FOR THE PORTFOLIOS TO OBTAIN MORE COMPLETE INFORMATION BEFORE YOU INVEST.

                         AVAILABILITY OF THE PORTFOLIOS

         We cannot guarantee that each portfolio will always be available for investment through the Contracts.


         We reserve the right, subject to applicable law, to add new portfolios or classes of portfolio shares, remove or close existing portfolios or classes of portfolio shares, or substitute portfolio shares held by any subaccount for shares of a different portfolio. New or substitute portfolios or classes of portfolio shares may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment, or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not add, remove, or substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.






                       YOUR RIGHT TO VOTE PORTFOLIO SHARES



         Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as Contract owners instruct, so long as such action is required by law.



         Before a vote of a portfolio's shareholders occurs, you will receive voting materials from us. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of Contract Value you have in the subaccount that invests in that portfolio (as of a date set by the portfolio). When we solicit your vote, the number of votes you have will be calculated separately for each subaccount in which you have an investment.

         If we do not receive voting instructions on time from some owners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should Federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under Federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to Contract owners advising you of the action and the reasons we took such action.



YOUR CONTRACT:  THE PAY-IN PERIOD


         The pay-in period begins when we issue your Contract and continues until the annuity start date. The pay-in period will also end if you surrender your Contract, or a death benefit is payable, before the payout period.

                              PURCHASING A CONTRACT


         To purchase a Contract, you must complete an application and send it with your initial premium to us through any authorized licensed agent who is also a registered representative of a broker-dealer having a selling agreement with the principal underwriter for the Contract, Farmers Financial Solutions, LLC. Contracts also may be sold to or in connection with retirement plans that qualify for special tax treatment.


         You may purchase a Contract with a premium payment of $500 or more. The first premium payment is the only one we require you to make.





         There may be delays in our receipt of an application that are outside of our control because of the failure of the agent to forward the application to us promptly, or because of delays in determining that the Contract is suitable for you. Any such delays will affect when your Contract can be issued and when your initial premium is allocated to one or more subaccounts of the variable account and/or to the fixed account.



         We reserve the right to decline an application for any reasons subject to the requirements imposed by law in the jurisdiction where the Contract was to be issued and delivered. If we decline your application, we will refund you the full amount of any premium you have paid.



         WHO SHOULD PURCHASE THE CONTRACT? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in higher Federal and state income tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you invested.


         If you are purchasing the Contract through a tax favored arrangement, including IRAs, Roth IRAs, SIMPLE IRAs, and SEP IRAs, you should carefully consider the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax favored arrangement itself provides for tax sheltered growth.

         We will not issue you a Contract if you are older than age 90 on the issue date.


                           WHEN WE ISSUE YOUR CONTRACT



         If your application is complete and your premium payment has been received at the Service Center, we will issue your Contract within two business days of its receipt, and credit your initial premium payment to your

Contract. If your application is incomplete, we will contact you and seek to complete it within five business days. If we cannot complete your application within five business days after we receive it, we will return your premium payment, unless you expressly permit us to keep it. We will credit the payment as soon as we receive all necessary application information.



         The date we credit your initial premium payment to your Contract is the issue date. In most states, on the issue date we will allocate your initial premium to the subaccounts and the fixed account as you specified on your application.


         If your state requires us to return your initial premium(s) in the event you exercise your right to cancel the Contract, or if you purchase a qualified Contract, we will allocate the initial premium(s) to the fixed account on the issue date. While held in the fixed account, your premium(s) will be credited with interest at current fixed account rates. The premium(s) will remain in the fixed account for the number of days in your state's right to examine period, plus 10 days. On the first business day on or after that period, we will reallocate all Contract Value from the fixed account to the subaccounts and fixed account as you selected on the application.


                        TAX-FREE 'SECTION 1035' EXCHANGES



         You can generally exchange one annuity for another in a `tax-free exchange' under Section 1035 of the Tax Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on your old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay Federal income and penalty taxes on the exchange. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).



               CANCELLATION - THE 10 DAY RIGHT -TO -EXAMINE PERIOD



         You have the right to cancel the Contract for any reason during the "right-to-examine period" by returning it to our Home Office at Mercer Island, Washington. In most states, the right-to-examine period expires 10 days after you receive the Contract. This period will be longer if required by state law. If you decide to cancel the Contract during the right-to-examine period, we will treat the Contract as if we never issued it.


         In most states, the amount of the refund will be the total premiums we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. If state law requires a return of premium, we will refund the greater of your original premium(s) or the Contract Value on the date we receive the Contract at our Home Office at the address shown on the front page of this prospectus. If you purchase a qualified Contract, we will return the premium(s) paid. If your state requires us to return your premium or if you have purchased a qualified Contract, we will place your premium(s) in the fixed account for the number of days in your state's right to examine period, plus 10 days. We will credit your premium(s) placed in the fixed account with interest at the current fixed account interest rates. We will pay the refund within 7 calendar days after we receive the Contract. The Contract will then be deemed void.

                                STATE VARIATIONS



         Any state variations in the Contract are covered in a special Contract form for use in that state. This Prospectus provides a general description of the Contract. Your actual Contract and any endorsements or riders are the controlling documents. If you would like to review a copy of your Contract and its endorsements and riders, if any, contact our Service Center.



                                OWNERSHIP RIGHTS



         The Contract belongs to the owner named in the application. The owner may exercise all of the ownership rights and options described in the Contract. The annuitant is the owner unless the application specifies a different person as the owner. The owner may designate the annuitant (the person to receive the annuity payments) and beneficiary (the person to receive the death benefit when the annuitant or owner dies) in the application.



Changing the      -        You may change the owner by providing a written
Owner                      request to us at any time while the annuitant is
                           alive before the annuity start date.

                  -        Any change in owner requires our written approval.



                  - The change takes effect on the date that the written request is signed.



                  - We are not liable for any actions we may have taken before we received the written request.



                  - Changing the owner does not automatically change the beneficiary.



                  Changing the owner may have tax consequences. You should consult a tax adviser before changing the owner.



Selecting and     -        If you designate more than one beneficiary, then each
Changing the               beneficiary shares equally in any death benefit
Beneficiary                proceeds unless the beneficiary designation states
                           otherwise.



                  - If the beneficiary dies before the owner/annuitant, then any contingent beneficiary becomes the beneficiary.



                  - If both the beneficiary and contingent beneficiary die before the owner/annuitant, then we will pay the death benefit to the owner or the owner's estate once the death benefit becomes payable.



                  - You can request a delay clause that provides that if the beneficiary dies within a specified number of days (maximum 180 days) following the owner's/annuitant's death, then the death benefit proceeds will be paid as if the beneficiary had died first.



                  - You can change beneficiary generally by providing us with a written request signed by the owner while the annuitant is living.



                  - The request to change the beneficiary must be signed by the owner.



                  - The change in beneficiary is effective as of the date you sign the written request, subject to any action taken before we receive the request.



                  - If you have named a beneficiary irrevocably, both you and the beneficiary must sign any request for change.



                  - We are not liable for any actions we may have taken before we received the written request.



Assigning         -        You may assign Contract rights before the annuity
the Contract               start date.



                  - The owner retains any ownership rights that are not assigned.



                  - The assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. We will pay any amount payable to the assignee in a lump sum.



                  - Claims under any assignment are subject to proof of interest and the extent of the assignment.



                  - The rights of the owner and the beneficiary are subject to the rights of the assignee.



                  - We are not bound by any assignment unless duplicate signed forms are filed with us.



                  - We are not responsible for the validity of any assignment.



                  - We are not liable for any payment we made before we received written notice of the assignment.



                  Assigning the Contract may have tax consequences. See the "Federal Tax Considerations" section of this prospectus for more information.

                             MODIFYING THE CONTRACT



         Only one of our officers may modify the Contract or waive any of our rights or requirements under the Contract. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in the Contract. Upon notice to you, we may modify the Contract to:



         - conform the Contract, our operations, or the variable account's operations to the requirements of any law (or regulation issued by a government agency) to which the Contract, our company or the variable account is subject;



         - assure continued qualification of the Contract under the Federal tax laws;



         -        reflect a change in the variable account's operations.



         If we modify the Contract, we will make appropriate endorsements to the Contract. If any provision of the Contract conflicts with the laws of a jurisdiction that govern the Contract, we will amend the provision to conform with such laws.


PREMIUMS


                               PREMIUM FLEXIBILITY



         The initial premium of at least $500 is the only premium required to be paid under the Contract. You have the ability to determine the frequency of premiums you make after payment of the initial premium. You also may determine the amount and timing of each additional premium payment, except that premium payments must be at least $500 ($50 or more for IRAs and/or if you authorize us to draw on an account by check or electronic debit). You may make premium payments at any time until the earliest of: (a) the annuity start date; (b) the date you fully withdraw all Contract Value; or (c) the date you reach age 70 1/2 for qualified Contracts (other than Roth IRAs and rollovers and transfers). You must send all premiums to our Service Center.



         We will not accept total premium payments in excess of the cumulative premium limit that is specified on your Contract specification page. The Federal Tax Code may also limit the amount of premiums you may make.






         We may decline a premium payment for any reason permitted by law.



         ELECTRONIC PAYMENTS. If you authorize electronic payment of your premiums from your bank account, the total amount of premiums being debited must be at least $300 per year. You can make electronic payments on an annual, semi-annual, quarterly, or monthly basis for the applicable fraction of at least $300, but the total for the year must add up to at least $300.



                               ALLOCATING PREMIUMS



         When you complete your application, you must instruct us to allocate your initial premium(s) to one or more subaccounts of the variable account and/or the fixed account according to the following rules.

         - You must put at least 1% (and no less than $500) of each premium in any subaccount you select or the fixed account.



         - Allocation percentages must be in whole numbers and the sum of the percentages must equal 100.



         You can change the allocation instructions for additional premiums without charge at any time by providing us with written notification or by telephone authorization (or any other notification we deem satisfactory). Any allocation change will be effective on the date we record the change. Any future premiums will be allocated in accordance with the new allocation unless we receive contrary instructions. However, you may direct individual premium payments to a specific subaccount and/or to the fixed account without changing your instructions. Changing your allocation instructions will not change the way existing Contract Value is apportioned among the subaccounts or the fixed account.



         Investment returns from amounts allocated to the subaccounts will vary with the investment performance of the subaccounts and will be reduced by Contract charges. YOU BEAR THE ENTIRE RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS. YOU SHOULD PERIODICALLY REVIEW YOUR PREMIUM PAYMENT ALLOCATION INSTRUCTIONS IN LIGHT OF MARKET CONDITIONS AND YOUR OVERALL FINANCIAL OBJECTIVES.



         If your state requires us to return your initial premium(s) in the event you exercise your right to cancel the Contract, or if you purchase a qualified Contract, we will allocate the initial premium(s) to the fixed account on the issue date. While held in the fixed account, your premium(s) will be credited with interest at the current fixed account rates. The premium(s) will remain in the fixed account for the number of days in your state's right-to-examine period, plus 10 days. On the first business day on or after than period, will reallocate all Contract Value from the fixed account to the subaccounts as you selected on the application.



         If your state only requires return of Contract Value in event you exercise your right to cancel the Contract, we will allocate the initial premium(s) as you instructed in the application on the issue date. The initial premium will be credited using the accumulation unit value next computed at the end of the business day that we issue your Contract. Our business day usually closes at the end of regular trading on the NYSE (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time).



         We credit any premiums you make to your Contract after the date of reallocation (or after the issue date, if applicable) using the accumulation unit value next computed at the end of a business day on which we receive them at our Service Center. Our business day closes at the end of regular trading on the NYSE (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time). If we receive your additional premium payments after the close of a business day, we will calculate and credit them as of the end of the next business day.



YOUR CONTRACT VALUES






                                 CONTRACT VALUE



YOUR CONTRACT     -        varies from day to day, depending on the investment
VALUE:                     performance of the subaccounts you choose, the
                           interest credited to the fixed account, the charges

VALUE: deducted and any other Contract transactions (such as additional premium payments, transfers, and partial withdrawals);



                  - serves as the starting point for calculating values under a Contract;



                  - equals the sum of all values in each subaccount and the fixed account;



                  - is determined on the issue date and on each business day;



                  - on the issue date, equals the initial premium less any premium tax due; and



                  - has no guaranteed minimum amount and may be more or less than premiums paid.



                                SUBACCOUNT VALUE



         Each subaccount's value is determined at the end of each business day. We determine your Contract's value in each subaccount by multiplying the number of units that your Contract has in the subaccount by the accumulation unit value of that subaccount at the end of the business day.






THE NUMBER OF              -        the initial accumulation units purchased at
ACCUMULATION UNITS                  the unit value on the issue date; plus
IN ANY SUBACCOUNT
ON ANY BUSINESS DAY        -        accumulation units purchased with additional
EQUALS:                             premiums; plus



                           - accumulation units purchased via transfers from another subaccount or the fixed account; minus



                           -        accumulation units redeemed to pay a
                                    pro-rata share of the Records Maintenance
                                    Charge, if assessed on that business day;
                                    minus



                           -        accumulation units redeemed to pay for
                                    partial withdrawals, and any applicable
                                    surrender charges and premium taxes; minus



                           - accumulation units redeemed as part of a transfer to another subaccount, or the fixed account, and any applicable transfer fee.



         Every time you allocate or transfer money to or from a subaccount, we convert that dollar amount into accumulation units. We determine the number of accumulation units we credit to, or subtract from, your Contract by dividing the dollar amount of the allocation, transfer, or withdrawal, by the accumulation unit value for that subaccount at the end of the Valuation Period.

                             ACCUMULATION UNIT VALUE


         The accumulation unit value (or price) of each subaccount will reflect the investment performance of the portfolio in which the subaccount invests. The accumulation unit value of each subaccount was originally established at the value shown in Appendix A. The accumulation unit value may increase or decrease from one Valuation Period to the next. The accumulation unit value for each subaccount is recalculated at the end of each business day by multiplying the accumulation unit value at the end of the immediately preceding business day by the Net Investment Factor for the business day for which the value is being determined. The new accumulation unit value reflects the investment performance of the underlying portfolio, and the daily deduction of: (i) the mortality and expense risk charge, (ii) any charge for enhanced benefit riders, and (iii) the daily administrative charge during each valuation period. For information on computing the Net Investment Factor, see the SAI.


            We determine a separate accumulation unit value for each subaccount. We will also determine separate sets of accumulation unit value reflecting the costs of the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit.

                               FIXED ACCOUNT VALUE



         On the issue date, your fixed account value is equal to the premiums paid.



YOUR FIXED ACCOUNT         -        the total of premiums allocated to the fixed
VALUE AT THE END OF                 account; minus
ANY VALUATION
PERIOD (BEFORE THE         -        any applicable premium taxes; plus
ANNUITY START DATE)
IS EQUAL TO:               -        amounts transferred from the subaccounts;
                                    increased by



                           -        any credited interest; and decreased by



                           - any transfers and withdrawals from the fixed account, and by any charges deducted from the fixed account.



         Your Contract's guaranteed minimum fixed account value will not be less than the minimum values required by the state where we deliver your Contract.


FEES AND CHARGES
================================================================================


         This section describes the fees and charges that we make under the Contract to compensate for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges we deduct under this Contract may result in a profit to us.


                        MORTALITY AND EXPENSE RISK CHARGE

         As compensation for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from your net assets in the subaccounts. The charge is equal, on an annual basis, to 0.95% of average daily net assets you have invested in the subaccounts.

         The mortality risk we assume is that annuitants may live for a longer period of time than estimated when we established the guarantees in the Contract. Because of these guarantees, each annuitant is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that we assume also includes a guarantee to pay a death benefit if the annuitant dies before the annuity start date. The expense risk that we assume is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses. We may use any profits from this charge to pay the costs of distributing the Contracts.


         If you selected either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit (offering discontinued in July 2003), we will deduct an additional daily fee from your value in the subaccounts at an annual rate of 0.25% of average daily net assets you have invested in the subaccounts. If you chose both benefits, the additional daily fee will increase to an annual rate of 0.50%. See "Fee Table."


                        ASSET-BASED ADMINISTRATION CHARGE

         We deduct a daily asset-based administration charge from each subaccount to help reimburse us for our administrative costs, such as owner inquiries, changes in allocations, owner reports, Contract maintenance costs and data processing costs. This charge is equal, on an annual basis, to 0.20% of your average daily net assets in the subaccounts. This charge is designed to help compensate us for the cost of administering the Contracts and the variable account.

                                  TRANSFER FEE

         A transfer fee of $25 will be imposed for the thirteenth and each subsequent transfer during a Contract year. Any unused free transfers do not carry over to the next Contract year. Each written or telephone request would be considered to be one transfer, regardless of the number of subaccounts affected by the transfer. Transfers you make through our asset rebalancing and dollar cost averaging programs do not count toward your twelve free transfers. We deduct the transfer fee from the amount transferred.

                                SURRENDER CHARGE

         We do not deduct a charge for sales expenses from premium payments at the time premium payments are paid to us. However, we will deduct a surrender charge, if applicable, if you surrender your Contract or partially withdraw cash value before the annuity start date, or if you annuitize your Contract. We do not assess a surrender charge on withdrawals made if the Contract terminates due to your death or the death of the last surviving annuitant.

         As a general rule, the surrender charge equals a percentage of the premium payments withdrawn that: (a) we have held for less than seven years; and
(b) are not eligible for a free withdrawal. The surrender charge applies during the entire seven year period following each premium payment. The applicable percentage depends on the number of years since you made the premium payment being withdrawn, as shown on this chart:

NUMBER OF COMPLETED YEARS FROM   SURRENDER CHARGE
 THE DATE OF PREMIUM PAYMENTS       PERCENTAGE
------------------------------   ----------------
0.............................         7%
1.............................         6%
2.............................         5%
3.............................         5%
4.............................         4%
5.............................         3%
6.............................         2%
7 and later...................         0%

         In determining surrender charges, we will deem premiums to be surrendered in the order in which they were received - that is, on a first-in, first-out basis.

         Because surrender charges are based on the date each premium payment is made, you may be subject to a surrender charge, even though the Contract may have been issued many years earlier.

         We will not apply the Surrender Charge Percentage to an amount greater than the current Contract Value minus the Free Withdrawal Amount if the Contract Value is less than your total premium payments due to negative investment performance.

         When you request a withdrawal, you will be sent a check in the amount you requested (if available), less applicable tax withholding. If a surrender charge applies, your Contract Value will be reduced by the dollar amount we send You, plus the surrender charge. The surrender charge is deducted pro-rata from all subaccounts and the fixed account in which the Contract is invested based on the remaining Contract Value in each subaccount and the fixed account, unless you request otherwise.

         FREE WITHDRAWAL AMOUNT

         In any Contract year before the annuity start date, you may withdraw a portion of your Contract Value once each calendar quarter without incurring a surrender charge. This amount is called the free withdrawal amount. Each Contract year, the free withdrawal amount is an amount up to the greater of:

                  - Contract Value minus the excess of total premiums over prior withdrawals that were previously assessed a surrender charge; or

                  - 10% of the Contract Value determined at the time the withdrawal is requested.

Any premium that has been held by us for more than seven years will be subject to a 0% Surrender Charge Percentage.

         EXAMPLE OF SURRENDER CHARGE CALCULATION

         This example is for a Contract issued on July 1, 2000 with a $10,000 premium paid on the issue date. No subsequent premiums are paid.

         The owner wishes to withdraw $4,000 on September 15, 2003. Suppose the Contract Value is $12,700 on that date, before the withdrawal.

The free withdrawal amount is the larger of (a) and (b):

         (a) $12,700 - $10,000 = $2,700

         (b) (10%)($12,700) = $1,270

The free withdrawal amount is $2,700. The remaining portion of the withdrawal is subject to a surrender charge. Since this amount represents the withdrawal of premium paid between 3 and 4 years ago, the surrender charge percentage is 5%. The surrender charge is calculated as follows:

         ($4,000 - $2,700)(5%) = $65

In this example, the owner wishes to fully surrender the Contract in year 3. The surrender charge is calculated as follows:

         ($12,700 - $2,700)(5%)/1.05 = $476.19

The owner would receive $12,700 - $476.19 - $30 = $12,193.81.

Assume the same facts but Contract Value declined to $8,000. The free withdrawal amount is the larger of (a) and (b):

         (a) $8,000 - $10,000 = $-2,000

         (b) (10%)($8,000) = $800

The surrender charge is calculated as follows:

         ($8,000 - $800)(5%)/1.05 = $342.86

The owner would receive $8,000 - $342.86 - $30 = $7,627.14

Free withdrawals may be subject to the 10% federal penalty tax if made before you reach age 59 1/2. They also may be subject to federal income tax.

         WAIVER OF SURRENDER CHARGE RIDERS

         If state law permits and subject to certain restrictions, we will automatically issue two riders with your Contract. As described in these riders, we will waive the surrender charge:

                  - after an annuitant (who is under age 75) has been confined in a hospital or skilled heath care facility continuously for at least 90 days; or

                  - (after one year from the effective date of the rider) if an annuitant is diagnosed with a terminal illness after we issue the Contract and is expected to live for 12 months or less, up to an aggregate maximum withdrawal of $250,000.

                           RECORDS MAINTENANCE CHARGE

         At the end of each Contract year before the annuity start date, we will deduct a records maintenance charge of $30 from your Contract Value as partial reimbursement for our administrative expenses relating to the Contract. We will deduct the fee from each subaccount and the fixed account based on the proportion that the value in each subaccount and the fixed account bears to the total Contract Value. We will also deduct this charge on the annuity start date, or the date you surrender the Contract.

         We will not deduct this fee after annuity payments have begun. We also currently waive deduction of the charge for Contracts whose Contract Value is $50,000 or more on the date of assessment.

                     PORTFOLIO MANAGEMENT FEES AND EXPENSES


         Each portfolio deducts portfolio management fees and expenses from the amounts you have invested in the portfolios through the subaccounts. You pay these portfolio fees and expenses indirectly. In addition, some portfolios deduct 12b-1 fees and service fees at an annual rate of up to 0.25% of average daily portfolio assets. For 2003, total annual portfolio fees and charges for the portfolios offered through this Contract ranged from 0.43% to 1.83% of average daily portfolio assets. See the Fee Table in this Prospectus and the prospectuses for the portfolios for more information.



         We (and our affiliates) receive compensation from certain investment advisers and/or administrators (and/or an affiliate thereof) of the portfolios in connection with administrative or other services we provide and cost savings experienced by the investment advisers, administrators or affiliates. Such compensation may range up to an annual rate of 0.25% and is based on a percentage of average daily assets of the particular portfolios attributable to the Contract, and in some cases, other contracts issued by Farmers (or its affiliates). We also receive the service fees and all or a portion of the 12b-1 fees (up to 0.25%) deducted from portfolio assets as reimbursement for providing certain services permitted under the fund's 12b-1 plan. Some advisers, administrators, or portfolios may pay us more than others.


                                  PREMIUM TAXES

         Various states and other governmental entities charge a premium tax on annuity contracts issued by insurance companies. Premium tax rates currently range up to 3.5%, depending on the state. We are responsible for paying these taxes. If applicable, we will deduct the cost of such taxes from the value of your Contract either:

                  -        from premium payments as we receive them,

                  - from Contract Value upon surrender or partial withdrawal,

                  -        on the annuity start date, or

                  -        upon payment of a death benefit.

                                   OTHER TAXES

         Currently, no charge is made against the variable account for any federal, state or local taxes (other than premium taxes) that we incur or that may be attributable to the variable account or the Contracts. We may, however, deduct such a charge in the future, if necessary.


TRANSFERS



         After the right-to-examine period has expired and before the annuity start date, you may make transfers from the subaccounts or from the fixed account. We determine the amount you have available for transfers at the end of the Valuation Period when we receive your transfer request. We may modify or suspend the transfer privilege at any time. Transfers under the Contract are subject to the following conditions.



         - You may make an unlimited number of transfers in a Contract year from the subaccounts (subject to the "Limits on Transfers" section below).



         - You may only make one transfer each Contract year from the fixed account (unless you choose dollar cost averaging) during the 30 days following a Contract anniversary. We measure a Contract year from the anniversary of the issue date.



         - You may not make a transfer into the fixed account during the six months following any transfer you make out of the fixed account to any subaccount(s).



         - You may request transfers in writing (in a form we accept), or by telephone. You should send written requests to the Service Center.



         - You must transfer at least the lesser of $100, or your total value in the subaccount, if less. If you request a transfer that would reduce the amount in a subaccount or fixed account below $500, we will transfer the entire amount in the subaccount.



         - We deduct a $25 charge from the amount transferred or from the remaining Contract Value (your choice) for the 13th and each additional transfer in a Contract year. Any unused free transfers do not carry over to the next Contract year. Transfers you make pursuant to the asset rebalancing and dollar cost averaging programs do not count toward your 12 free transfers. For more information, see "Fees and Charges."



         - We consider each written or telephone request to be a single transfer, regardless of the number of subaccounts (or fixed account) involved.



         - We will price complete transfer requests that are received at our Service Center before the NYSE closes for regular trading (usually, 4:00 p.m. Eastern Time, 1:00 Pacific Time) using the accumulation unit value determined at the close of that regular trading session of the NYSE. If we receive your complete transfer request after the close of regular trading on the NYSE, we will price the transfer request using the accumulation unit value determined at the close of the next regular trading session of the NYSE.



         -        We may suspend or modify the transfer privilege at any time.

                             ASSET ALLOCATION MODELS



         Asset allocation allows you to invest in different asset classes - such as stock funds, international funds, bond funds, and money market funds - depending on your risk tolerance, investment goals and time horizon. Keep in mind that use of an asset allocation model does not guarantee investment results.



         An asset allocation model program is available in connection with the Contracts at no charge. Currently, you can select one of five asset allocation models, ranging from conservative to aggressive. Each model invests different percentages of your Contract value in some or all of the subaccounts. Although you may only use one model at a time, you may elect to change your model selection as your tolerance for risk, and/or your needs and objectives change. The models do not include allocations to the fixed account. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure.



         If you choose an asset allocation model, your premium payments will automatically be allocated among the subaccounts to reflect the model you choose. If you select Automatic Asset Rebalancing, then your assets held in the subaccounts will be rebalanced each quarter to the same percentages as the original model you selected (or a more recent model if you instruct us).



         You can stop and start your participation in asset allocation models at any time, and you can change your model or provide different instructions to us at any time by submitting a request to the Service Center. Asset allocation is not available after the annuity start date. Your asset allocation instructions are effective on the business day we receive them at the Service Center.



         We may suspend or modify the asset allocation program at any time.



                       AUTOMATIC ASSET REBALANCING PROGRAM



         If you select the Automatic Asset Rebalancing program ("AAR"), you can instruct us to automatically rebalance your money in the subaccounts each quarter to reflect your most recent instructions for allocating premiums. Investment performance will likely cause any allocation percentages you selected to shift. With AAR, we will automatically make transfers among the subaccounts on the first day of each calendar quarter to bring your Contract back in line with the percentages you most recently provided to us.



         For instance, assume you instructed us to put your initial premium into 5 subaccounts in equal proportions (20% in each) and you selected AAR on your application. Over the next few months, investment performance caused the percentage of your Contract Value in the 5 subaccounts to change so that the 5 subaccounts were 10%, 30%, 10%, 30% and 20% of your Contract Value. On the first day of the calendar quarter, we will transfer your money among the subaccounts so that 20% of your Contract Value is again in each of the 5 subaccounts.



         If you select an asset allocation model on your application and you select AAR, then on the first day of each calendar quarter, we will automatically transfer money among the subaccounts to match the percentages in the original asset allocation model you select. Unless you instruct us to update the asset allocation model, AAR will rebalance your money in the subaccounts to the original model that was in place on the issue date (or to the model in place on the date you most recently told us to update the model).



         Transfers under this program are not subject to the $100 minimum transfer limitation. There is no charge for using AAR and we do not charge a transfer fee for asset rebalancing. We do not include any money allocated to the fixed account in the rebalancing. We do not assess transfer fees on AAR transfers, nor do we count them toward the twelve free transfers permitted each Contract year.

         You can start and stop AAR at any time, and you can change your instructions at any time by submitting a request to the Service Center. AAR is not available after the annuity start date. Your AAR instructions are effective on the business day we receive them at the Service Center.



         We may suspend or modify AAR at any time.



                              THIRD PARTY TRANSFERS



         If you authorize a third party to transact transfers on your behalf, we will honor their transfer instructions, so long as they comply with our administrative systems, rules and procedures, which we may modify or rescind at any time. However, you may not authorize a registered representative or agent to transact transfers on your behalf. We take no responsibility for any third party asset allocation program. Please note that any fees and charges assessed for third party asset allocation services are separate and distinct from the Contract fees and charges set forth in this prospectus. We neither recommend nor discourage the use of asset allocation services.



                          DOLLAR COST AVERAGING PROGRAM



         Under the dollar cost averaging program, you may authorize us to transfer a fixed dollar amount at monthly intervals from the fixed account to one or more subaccounts. You may designate up to eight subaccounts to receive the transfers. The fixed dollar amount will purchase more accumulation units of a subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases of units had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar cost averaging method of investment reduces the risk of making purchases only when the price of accumulation units is high. It does not assure a profit or protect against a loss in declining markets.



         Dollar cost averaging is only available during the pay-in period. You may cancel your participation in the program at any time.



         You may enroll in the dollar cost averaging program at any time by submitting a request to the Service Center. We make transfers on the same day of every month as your issue date. We must receive the request form at least 5 business days before the transfer date, for your transfers to begin on that date. When you enroll in the dollar cost averaging program, your total Contract Value in the fixed account must be at least equal to the amount you designate to be transferred on each transfer date. Transfers from the fixed account must be at least $100. Transfers under the dollar cost averaging program will not occur unless the balance in the fixed account is at least as large as the amount designated to be transferred.



         We may suspend or modify this dollar cost averaging program at any time. We do not assess transfer fees on dollar cost averaging transfers, nor do we count them toward the twelve free transfers permitted each Contract year.



                               TELEPHONE TRANSFERS



         Your Contract will automatically receive telephone transfer privileges unless you provide other instructions. (In some states you may have to elect telephone transfers.) To make a telephone transfer, you must call the Service Center toll-free at 1-877-376-8008, open between 8:00 a.m. and 6:00 p.m. Eastern Time. Any telephone transfer requests directed to another number may not be considered received at our Service Center.

         Please note the following regarding telephone transfers:






         - We are not liable for any loss, damage, cost or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss.



         - We will employ reasonable procedures to confirm that telephone instructions are genuine.



         - Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.



         - If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.



         We will price any complete telephone transfer request that we receive at the Service Center before the NYSE closes for regular trading (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) using the accumulation unit value determined at the end of that regular trading session of the NYSE. We cannot guarantee that telephone transfer transactions will always be available. For example, our Service Center may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. Outages or slowdowns may prevent or delay our receipt of your request. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.



         The corresponding portfolio of any subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the NYSE (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time), which coincides with the end of each Valuation Period. Therefore, we will price any transfer request we receive after the close of the regular business session of the NYSE, on any day the NYSE is open for regular trading, using the net asset value for each share of the applicable portfolio determined as of the close of the next regular business session of the NYSE.



         We reserve the right to modify, restrict, suspend or eliminate the transfer privileges (including the telephone transfer facility) at any time, for any class of Contracts, for any reason.



                               LIMITS ON TRANSFERS



         Your ability to make transfers under the Contract is subject to modification if we determine, in our sole opinion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.



         Frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners (and for annuitants and beneficiaries). These risks and harmful effects include:



         - dilution of the interests of long-term investors in a subaccount, if market timers or others manage to transfer into the subaccount at prices (i.e., accumulation unit values) that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

         - an adverse affect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing the portfolio to liquidate investments prematurely; and



         -        increased brokerage and administrative expenses.



         In order to attempt to protect our Contract owners and the underlying portfolios from Disruptive Trading, we have adopted certain market timing policies and procedures. Our market timing policies and procedures are intended to detect and prevent Disruptive Trading that may adversely affect other Contract owners and underlying portfolio shareholders.



         Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation and/or market timing services made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the Contract, we may, but are not required to:



         - limit the size or frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),



         - restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone transfer privileges),



         - require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),



         - impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the portfolios), or



         -        impose other limitations or restrictions.



         Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a Contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other Contracts owned by or under the control of the same individual or entity. We currently review transfer activity on a monthly basis. We may change our monitoring procedures at any time without notice. We also consider any concerns brought to our attention by the managers of the underlying portfolios.



         Currently we attempt to deter Disruptive Trading as follows. If a Contract owner's transfer(s) exceeds one of the transfer parameters, we send the owner a warning letter. Then, if the owner's transfer activity exceeds one of the transfer parameters, we will revoke the Contract owner's right to make telephone transfers. This would mean that thereafter the Contract owner could only make transfers through the U.S. mail. We will notify Contract owners in writing by mail to their address of record on file with us, if we revoke their phone transfer privileges.



         For these purposes, we do not include transfers made pursuant to the Dollar Cost Averaging or Automatic Asset Rebalancing.



         We have adopted these policies and procedures as a prophylactic measure to protect all Contract owners from the potential affects of Disruptive Trading, while also abiding by any rights that Contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract owners.



         We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We cannot guarantee, however, that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that those are all the appropriate transfer parameters to prevent Disruptive Trading), and we cannot guarantee that revoking a Contract owner's telephone transfer privileges will successfully deter all Disruptive Trading. In addition, the portfolios are available to insurance companies other than Farmers and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.



         We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of portfolio shares are subject to acceptance by the designated Fund. We reserve the right to reject, without prior notice, any transfer request into a subaccount if the purchase of shares in the corresponding portfolio is not accepted for any reason.



SURRENDER AND PARTIAL WITHDRAWALS



                                    SURRENDER



         At any time before the annuity start date, you may make a written request to surrender your Contract for its cash value as calculated at the end of the business day when we receive your request at the Service Center, unless you specify a later business day in your request. You should send your written request to the Service Center. The cash value is the amount we pay when you surrender your Contract. The cash value on any business day equals:



         -        the Contract Value as of such date; minus



         -        any surrender charge as of such date; minus



         -        any premium taxes not previously deducted; minus



         -        the Records Maintenance Charge unless waived.



SURRENDER CONDITIONS:



                           -        You must make your surrender request in
                                    writing.



                           - Your written surrender request must contain your signature.



                           - You should send your written request to the Service Center.



                           - A surrender is effective as of the business day when we receive your written request, unless you request otherwise.



                           - You will incur a surrender charge if you surrender the Contract during the first 7 Contract years after making a premium payment. See the "Fees and Charges" section of this prospectus for more information.



                           - Once you surrender your Contract, all coverage and other benefits under it cease and cannot be reinstated.



                           - We will pay you the cash value in a lump sum within seven calendar days unless you request payment under an annuity option.



         We will price complete surrender requests that we receive from you at our Service Center before the NYSE closes for regular trading (usually 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) using the accumulation unit value determined at the close of that regular trading session of the NYSE. If we receive your complete surrender request after the close of regular trading on the NYSE, we will price your surrender request using the accumulation unit value determined at the close of the next regular trading session of the NYSE.



         Surrendering the Contract may have adverse tax consequences, including a penalty tax. See "Federal Tax Consequences."



                               PARTIAL WITHDRAWALS



         Before the annuity start date, you may request a withdrawal of part of your cash value subject to certain conditions. Partial withdrawals may have adverse tax consequences, including a penalty tax. See "Federal Tax Consequences."

PARTIAL WITHDRAWAL CONDITIONS:



                  - You must make your partial withdrawal request in writing.



                  - Your written partial withdrawal request must contain your signature.



                  -        You should send your written request to the Service
                           Center.



                  - You may make only one partial withdrawal each calendar quarter.



                  -        You must request at least $100.



                  - You may not make a partial withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.



                  -        You may incur surrender charges.



                  - You can specify the subaccount(s) and fixed account from which to make the partial withdrawal, otherwise we will deduct the amount from the subaccounts and the fixed account on a pro-rata basis (that is, according to the percentage of Contract Value contained in each subaccount and the fixed account).



                  - We will price complete partial withdrawal requests that we receive from you at our Service Center before the NYSE closes for regular trading (usually 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) using the accumulation unit value determined at the close of that regular trading session of the NYSE. If we receive your complete partial withdrawal request after the close of regular trading on the NYSE, we will price your surrender request using the accumulation unit value determined at the close of the next regular trading session of the NYSE.



                  - We will reduce your Contract Value by the amount of the withdrawal you requested plus any surrender charge.



                  - We generally will pay a completed partial withdrawal request within seven calendar days after the business day when we receive the request.



         Remember, any partial withdrawal you take will reduce your Contract Value, and will proportionally reduce the minimum death benefit by the amount of the withdrawals plus any charges. See "Death Benefits."



         If you elected the Guaranteed Minimum Death Benefit, a partial withdrawal will proportionally reduce the Greatest Anniversary Value and the amount of premiums (plus interest) being accumulated at 4% annually. Likewise, if you elected the Guaranteed Retirement Income Benefit, a partial withdrawal will proportionally reduce the Income Base. The impact of a proportional reduction on these benefits depends, in part, upon the relative amount of your Contract Value at the time of the withdrawal. Under proportional reductions, if the amount of the death benefit or Income Base is greater than the Contract Value at the time of the partial withdrawal, then the reduction in the death benefit or Income Base will be greater than the dollar amount of the withdrawal (including any charges). For this reason, if a death benefit is paid, or the Income Base is calculated, after you have taken a partial withdrawal, the possibility exists that the total amount of the death benefit or Income Base will be less than the total premium payments you have paid. See "Death Benefits" and "Guaranteed Retirement Income Benefit."



         Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.



         Your right to make a surrender and partial withdrawals is also subject to any restrictions imposed by applicable law or employee benefit plan.



         See "Surrender Charges" for an explanation of the surrender charges that may apply.



                           SYSTEMATIC WITHDRAWAL PLAN



         After your first Contract year, you can elect to receive regular payments from your Contract Value during the pay-in period. You may terminate the systematic withdrawal plan at any time.

SYSTEMATIC WITHDRAWAL PLAN CONDITIONS:



                  - You must complete an enrollment form and send it to the Service Center.



                  - You instruct us to withdraw selected amounts from the fixed account or any of the subaccounts.



                  -        We will make these withdrawals on a monthly basis.



                  -        You must withdraw at least $100.



                  - You must have a minimum balance at least equal to the amount you want to withdraw.



                  - We will deduct a surrender charge from any amount you withdraw in excess of your free withdrawal amount; and



                  - You may not take a systematic withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.



         Income taxes and tax penalties may apply to the amount withdrawn. We may suspend, modify or terminate the systematic withdrawal plan at any time.


THE PAYOUT PERIOD

                             THE ANNUITY START DATE

         The annuity start date is the day that the payout period begins under the annuity option you have selected. If you own a Contract that is not a qualified Contract, you must select the annuity start date on which you will begin to receive annuity payments. The annuity start date can be no later than the final annuity date (the Contract anniversary when the oldest annuitant is age 95).

         In the case of an IRA that satisfies Tax Code section 408, the annuity start date must be no later than April 1 of the calendar year following the year in which you reach age 70 1/2 and the payment must be made in a specified form or manner. Roth IRAs under section 408A of the Tax Code do not require distributions at any time prior to your death; the annuity start date for Roth IRAs can be no later than the final annuity date.

                                 ANNUITY OPTIONS


         You must chose an annuity option on or before the annuity start date. The annuity option you select will affect the dollar amount of each annuity payment you receive. You may select or change your annuity option on or before the annuity start date while the annuitant is living by sending a written request signed by you and/or your beneficiary, as appropriate, to our Home Office. You may choose one of the annuity options described below or any other annuity option being offered by us as of the annuity start date. The annuity options we currently offer provide for fixed annuity payments. Once you have selected an annuity option, you may not change that election with respect to any annuitant if annuity payments have begun. After the annuity start date, the Contract no longer participates in the variable account.


         You may elect to receive annuity payments on a monthly, quarterly, semi-annual or annual basis. If you do not specify the frequency of payment, we will pay you monthly. The first payment under any option will be made on the day of the month you request (subject to our agreement) and will begin in the month immediately following the annuity start date. We will make subsequent payments on the same day of each subsequent period in accordance with the payment interval and annuity option you select.

         If you do not select an annuity option by the final annuity date, we will apply the Contract Value under the Second Option, Life Income with a 10 year guarantee period, as described below.

         A beneficiary may have the death benefit paid as an annuity under one of the annuity options.

                 DETERMINING THE AMOUNT OF YOUR ANNUITY PAYMENT

         On the annuity start date, we will use the cash value to calculate your annuity payments under the annuity option you select. Cash value is your Contract Value minus any applicable surrender charges, records maintenance fee, and premium tax.

         For qualified Contracts, distributions must satisfy certain requirements specified in the Federal Tax Code.

                             FIXED ANNUITY PAYMENTS

         Fixed annuity payments are periodic payments that we make to the annuitant. The amount of the fixed annuity payment is fixed and guaranteed by us.





THE AMOUNT OF EACH FIXED ANNUITY PAYMENT DEPENDS ON:



                  - the form and duration of the annuity option you choose;



                  -        the age of the annuitant;



                  -        the sex of the annuitant (if applicable);



                  - the amount of your cash value on the annuity start date; and



                  - the applicable guaranteed annuity tables in the Contract.



                            GUARANTEED ANNUITY TABLES


         The guaranteed annuity tables in the Contract are based on a minimum guaranteed interest rate of 2.5%. We may, in our sole discretion, make annuity payments in an amount based on a higher interest rate.




         The guaranteed annuity tables in your Contract show the minimum dollar amount of the first monthly payment for each $1,000 applied under the first, second and third annuity options. Under the first or second options, the amount of each payment will depend upon the adjusted age and sex of the annuitant at the time we are due to pay the first payment. Under the third option, the amount of each payment will depend upon the sex of both annuitants and their adjusted ages at the time we are due to pay the first payment.

         The adjusted age of the annuitant is determined by calculating the age at the nearest birthday of the annuitant on the annuity start date and subtracting a number that depends on the year in which the annuity start date belongs:

                                    ADJUSTED
                                     AGE IS
ANNUITY START DATE                 AGE MINUS
------------------                 ---------
   Before 2001                      0 Years
   2001 to 2010                     1 Year
   2011 to 2020                     2 Years
   2021 to 2030                     3 Years
   2031 to 2040                     4 Years
    After 2040                      5 Years

               DESCRIPTION OF ANNUITY OPTIONS



         FIRST OPTION - LIFE INCOME.* We will make payments for the annuitant's lifetime. When the annuitant dies, we will stop making monthly payments with the last payment due prior to the annuitant's death.



         SECOND OPTION - LIFE INCOME WITH A GUARANTEE PERIOD. We will make payments for the annuitant's lifetime, with the guarantee that we will make payments for at least 10 or 20 years. You select either the 10 or 20 year guarantee period. On the death of the annuitant on or after the annuity start date, we will pay any remaining guaranteed payments to the beneficiary.


         THIRD OPTION - JOINT AND SURVIVOR LIFE ANNUITY.* Under this option, we will make annuity payments so long as two annuitants are alive. After the death of one of the annuitants, we will continue to make payments for the lifetime of the surviving annuitant, although the amount of the payment may change. We will stop making monthly payments with the last payment due before the last surviving annuitant's death.

         The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the annuitant's age (and if applicable, sex or adjusted age).


         Other options may be available upon request.


-------------------------
* It is possible under this option to receive only one annuity payment if the annuitant dies (or annuitants die) before the due date of the second payment or to receive only two annuity payments if the annuitant dies (or annuitants die) before the due date of the third payment, and so on.

GUARANTEED RETIREMENT INCOME BENEFIT


         As of June 18, 2003, we no longer offer the Guaranteed Retirement Income Benefit rider.



         If you elected the Guaranteed Retirement Income Benefit rider and your initial Contract application was signed and dated before June 18, 2003, this rider remains in force and our obligations and duties to you under this rider will not change.



         Our obligations and duties to owners who purchased the rider are described below.


         Here are some terms you will need to know before reading this section:

         - THE GUARANTEED ANNUITY rates are the rates contained in your Contract under "Guaranteed Annuity Tables."

         -        INCOME BASE equals the greater of:

                  (i) premiums you paid accumulated daily with interest compounded at 5.00% per year through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant's 80th birthday, with a proportional reduction for withdrawals; and

                  (ii) the Greatest Anniversary Value for the Contract anniversaries through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant's 80th birthday, with a proportional reduction for withdrawals.

         In determining the income base when the oldest joint annuitant is over 80 on the annuity start date, the income base on the Contract anniversary coincident with or next following the annuitant's 80th birthday is increased by any premiums received and proportionately reduced by any withdrawals since that anniversary.

         The proportional reductions for withdrawals are determined independently for (i) and (ii) above. The PROPORTIONAL REDUCTION for each withdrawal (for purposes of the Guaranteed Retirement Income Benefit) equals:

         - the income base under the item being considered (either (i) or (ii) above) immediately prior to the withdrawal; multiplied by

         - the ratio of the amount withdrawn (including charges) to the Contract Value immediately prior to the withdrawal.

                                      * * *


         The Guaranteed Retirement Income Benefit provides a minimum fixed annuity guaranteed lifetime income to the annuitant once the Contract has been in force for ten Contract years. You may discontinue the Guaranteed Retirement Income Benefit at any time by sending notice to the Service Center. Once you discontinue the Guaranteed Retirement Income Benefit, you may not select it again.



         If you selected the Guaranteed Retirement Income Benefit, we will deduct an additional daily charge on each business day from the subaccounts at an annual rate of 0.25% of the average daily net assets you have invested in the subaccounts. For more information, see the "Fees and Charges" section of this prospectus.






CONDITIONS FOR RECEIVING THE GUARANTEED RETIREMENT INCOME BENEFIT:



         - You must choose an annuity option that provides payments for the lifetime of one or more annuitants with payments guaranteed for a period not to exceed 10 years; :



         - You must select an annuity start date that is on or after the 10th Contract anniversary;



         - You must select an annuity start date that occurs within 30 days following a Contract anniversary;



         - Your annuity start date must be before the annuitant's 91st birthday and after the annuitant's 60th birthday. If the annuitant is younger than 44 on the issue date, the annuity start date must be after the 15th Contract anniversary.


IF YOU DO NOT MEET THESE CONDITIONS, YOU LOSE THE BENEFIT OF THE RIDER.

         The amount of minimum income payments we will pay under the Guaranteed Retirement Income Benefit is determined by applying the income base (less applicable taxes) to the guaranteed annuity rates in your Contract for the annuity option you select. On the annuity start date, the income payments we will pay under the Contract will equal the greater of:

         - the dollar amount determined by applying the income base (under the Guaranteed Retirement Income Benefit) to the guaranteed annuity rates in the Contract; and

         - the dollar amount determined by applying the Contract's cash value to the income benefits, annuity options and current annuity tables as described in your Contract.

         We will pay the Guaranteed Retirement Income Benefit for the life of a single annuitant, or the lifetimes of two annuitants. If we pay the Guaranteed Retirement Income Benefit for the life of two annuitants, then we will use the age of the oldest joint annuitant to determine the income base.


         THE GUARANTEED RETIREMENT INCOME BENEFIT GUARANTEES A MINIMUM INCOME THAT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS. The income guaranteed under the Guaranteed Retirement Income Benefit by applying the income base to the Contract's guaranteed annuity tables may, under some circumstances, be less than the income that would be provided by applying the Contract's cash value to current annuity factors (i.e., the income you would receive if you did not purchase the Guaranteed Retirement Income Benefit). Depending on market conditions and the build-up in your Contract's cash value, you may decide not to annuitize under the rider. When you bought the Guaranteed Retirement Income Benefit, you took the risk that you may pay for the rider's insurance but never receive the benefit.






DEATH BENEFIT BEFORE THE ANNUITY START DATE



         Only one death benefit will be payable under this Contract. Upon payment of the death benefit proceeds, the Contract will terminate.



         We will pay the death benefit proceeds to the beneficiary if any of the following occurs during the pay-in period:



         -        the owner or any joint owner dies, or



         -        the last surviving annuitant dies



and we receive satisfactory proof of death of the deceased.



         If the beneficiary dies before the owner or annuitant and there is no contingent beneficiary, we will pay the death benefit to the owner or the owner's estate.

         If any owner is a non-natural person, then the death of any annuitant will be treated as the death of an owner.



                             STANDARD DEATH BENEFIT



         If you have not selected the Guaranteed Minimum Death Benefit on your application, and if an annuitant (including an owner who is an annuitant) dies before his or her 80th birthday, the death benefit equals the greater of:



THE STANDARD DEATH BENEFIT EQUALS:



         - the Contract Value on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method at the Service Center; or



         - the minimum death benefit, which equals the sum of all premiums, minus proportional reductions for withdrawals.



         The proportional reduction in the minimum death benefit equals:



         -        the minimum death benefit immediately prior to the withdrawal;
                  multiplied by



         - the ratio of the amount you withdraw (including any charges) to the Contract Value immediately before the withdrawal.



         In all other cases, the death benefit equals the Contract Value determined on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method. Such other cases include the death of an annuitant who has attained his or her 80th birthday, or the death of an owner who is not an annuitant.



         In determining the standard death benefit, we will also subtract any applicable premium and withholding taxes not previously deducted.






                        GUARANTEED MINIMUM DEATH BENEFIT



         On your application, you may select the optional Guaranteed Minimum Death Benefit. If you select the Guaranteed Minimum Death Benefit, the death benefit is payable only in the event of the last surviving annuitant's death. No Guaranteed Minimum Death Benefit is payable if a non-annuitant owner dies. This benefit is only payable on the death of an owner if that owner is the last surviving annuitant.



THE GUARANTEED MINIMUM DEATH BENEFIT EQUALS THE GREATEST OF:



         1.       the standard death benefit as described above



         2. premiums you paid accumulated daily with interest compounded at a rate of 4% per year through the earlier of (i) the date of death, or (ii) the Contract anniversary on or next following the last surviving annuitant's 80th birthday, minus proportional reductions for withdrawals; or



         3. the Greatest Anniversary Value on any Contract anniversary through the earlier of the date of death or the Contract anniversary on or next following the last surviving annuitant's 80th birthday, minus proportional reductions for withdrawals



         The Greatest Anniversary Value is calculated as follows: an anniversary value is defined for each eligible Contract anniversary as the Contract Value on that anniversary, increased by premiums accepted since that anniversary and proportionately reduced for withdrawals since that anniversary. The largest such anniversary value is the Greatest Anniversary Value.






GUARANTEED MINIMUM DEATH BENEFIT PROVISIONS:



         - If the last surviving annuitant dies after the Contract anniversary coincident with or next following that annuitant's 80th birthday and before the annuity start date, the amounts calculated under 2 and 3 above will be increased by premiums received and proportionately reduced for withdrawals since that anniversary.

         - If the last surviving annuitant was older than 80 on the issue date, then no death benefit will be payable under 2 or 3 above.



         - The proportional reductions for withdrawals are determined independently for 2 and 3 above. The proportional reduction for each withdrawal is equal to the product of:



                  - the death benefit available under the item being considered (either 2 or 3) immediately prior to the withdrawal, and



                  - the ratio of the amount withdrawn (including any charges) to the Contract Value immediately before the withdrawal.



         - We will deduct an additional charge equal, on an annual basis, to 0.25% of the average net assets you have invested in the subaccounts.



         - You must select the Guaranteed Minimum Death Benefit on your Contract application.



         - This death benefit is only payable during the pay-in period and is not available after the annuity start date.



         - The Guaranteed Minimum Death Benefit will end when the Contract ends or you send a signed request to terminate it to the Service Center. If you terminate the rider, we will no longer deduct the 0.25% additional rider charge from the subaccounts.



         In determining the Guaranteed Minimum Death Benefit, we will also subtract any applicable premium and withholding taxes not previously deducted.



         The Guaranteed Minimum Death Benefit may not be available in all states, and it may vary by state.



                     DISTRIBUTION OF DEATH BENEFIT PROCEEDS



         If a death benefit is payable before the annuity start date, we will pay the death benefit in a lump sum, unless we consent to another arrangement within 90 days of receiving due proof of death.



         If all or a part of the death benefit proceeds are paid in one lump sum and the proceeds are at least $10,000, we will place the lump-sum payment into an interest-bearing special account opened in the beneficiary's name. We will provide the beneficiary with a checkbook to access these funds from the special account within seven calendar days of our receipt of due proof of death and payment instructions at the Service Center. The beneficiary can withdraw all or a portion of the death benefit proceeds at any time, and will receive interest on the proceeds remaining in the account. THE SPECIAL ACCOUNT IS PART OF OUR GENERAL ACCOUNT, IS NOT FDIC INSURED, AND IS SUBJECT TO THE CLAIMS OF OUR CREDITORS. We may receive a benefit from the amounts held in the account.



         In all events, death benefit distributions will be made from the Contract in accordance with Section 72(s) of the Tax Code.



         If any owner dies before the annuity start date, the death benefit must be distributed to the beneficiaries within five years after the date of death or distributed over the life (or period not exceeding the life expectancy) of the beneficiary, provided that such distributions begin within one year of the owner's death. A new settlement agreement will be drawn up and the original Contract will terminate. The payments under this agreement will be fixed and guaranteed. If you have named two or more beneficiaries, then the provisions of this section shall apply independently to each beneficiary.



         If the sole beneficiary is the surviving spouse of the deceased owner, the spouse may elect to continue the Contract (in lieu of receiving the death benefit) with the surviving spouse as the sole owner but not the annuitant. On the death of the surviving spouse, we will pay a death benefit. If the Contract is continued with the

Guaranteed Minimum Death Benefit rider in effect, the spouse should consider terminating the rider, as the Guaranteed Minimum Death Benefit cannot be paid on the death of the surviving spouse.



         If an owner is a non-natural person, then each annuitant will be treated as an owner for purposes of distributing the death benefit, and any death of an annuitant will be treated as the death of the owner for purposes of these requirements. Moreover, if the annuitant is also an owner, then the death of such annuitant will also be treated as the death of an owner.



DEATH BENEFIT ON OR AFTER THE ANNUITY START DATE



         If an annuitant dies on or after the annuity start date, we will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected. If you are not the annuitant and you die while an annuitant is still living, we will continue to pay the income payments for the annuitant's lifetime in the same manner as before your death.


INVESTMENT PERFORMANCE OF THE SUBACCOUNTS

         The Company periodically advertises performance of the subaccounts and portfolios. We may disclose at least four different kinds of performance.

         First, we may disclose standard total return figures for the subaccounts that reflect the deduction of all charges under the Contract, including the mortality and expense charge, any charge for optional benefits, the annual records maintenance charge and the surrender charge. These figures are based on the actual historical performance of the subaccounts since their inception.

         Second, we may disclose total return figures on a non-standard basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the surrender charge or by charges for optional benefits currently assessed under the Contract. We will only disclose non-standard performance data if it is accompanied by standard total return data.

         Third, we may present historic performance data for the portfolios since their inception reduced by all fees and charges under the Contract, although we may not deduct the surrender charge or the charges for optional benefits in some cases. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

         Fourth, we may include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

         We may provide illustrations of hypothetical Contract expenses and values during the accumulation period, based on hypothetical rates of return that are not guaranteed.

FEDERAL TAX CONSIDERATIONS


         The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws.


         We believe that our Contracts will qualify as annuity contracts for Federal income tax purposes and the following discussion assumes that they will so qualify. Further information on the tax status of the Contract can be found in the SAI under the heading "Tax Status of the Contracts." You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008.

         When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

         If you invest in a variable annuity as part of an IRA, Roth IRA, SIMPLE IRA or SEP IRA program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is called a Non-Qualified Contract.

         We believe that if you are a natural person you will not be taxed on increases in the Contract Value of your Contract until a distribution occurs or until annuity payments begin. (The agreement to assign or pledge any portion of a Contract's accumulation value generally will be treated as a distribution.) When annuity payments begin on a Non-Qualified Contract, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the Contract. Generally, withdrawals from your annuity should only be made once the annuitant reaches age 59-1/2, dies or is disabled, otherwise a tax penalty of ten percent of the amount treated as income could be applied against any amounts included in income, in addition to the tax otherwise imposed on such amount.

                       TAXATION OF NON-QUALIFIED CONTRACTS

         NON-NATURAL PERSON

         If a non-natural person (such as a corporation or a trust) owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

         The following discussion generally applies to Contracts owned by natural persons.

         WITHDRAWALS

         When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the accumulation value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the contract.

         PENALTY TAX ON CERTAIN WITHDRAWALS


         In the case of a distribution from a Contract, there may be imposed a Federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:


                  -     made on or after the taxpayer reaches age 59 1/2;

                  -     made on or after the death of an Owner;

                  -     attributable to the taxpayer's becoming disabled; or

                  - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

         Other exceptions may apply under certain circumstances and special rules may apply in connection with the exceptions enumerated above. Additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

         ANNUITY PAYMENTS

         Although tax consequences may vary depending on the annuity option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

         TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under an annuity option, they are taxed in the same way as annuity payments.

         TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

         A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain annuity start dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

         WITHHOLDING


         Annuity distributions are generally subject to withholding for the recipient's Federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


         MULTIPLE CONTRACTS

         All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

         SEPARATE ACCOUNT CHARGES

         It is possible that the Internal Revenue Service may take a position that rider charges are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax advisor prior to selecting any rider or endorsement under the Contract.

         FURTHER INFORMATION


         We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


                         TAXATION OF QUALIFIED CONTRACTS

         The tax rules that apply to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


         INDIVIDUAL RETIREMENT ANNUITIES, (IRAs), as defined in Section 408 of the Tax Code, permit individuals to make annual contributions of up to the lesser of $3,000 for 2004 and $4,000 for 2005 ($3,500 if age 50 or older by the end of 2004, and $4,500 if age 30 or older by the end of 2005) or 100% of the compensation included in your income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59-1/2, unless certain exceptions apply. The Internal Revenue Service has reviewed the Contract and its traditional IRA and SIMPLE IRA riders and has issued an opinion letter approving the form of the Contract and the riders for use as a traditional IRA and a SIMPLE IRA.


         SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a limit specified in the Code (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of the employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59-1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

         ROTH IRAs, as described in Tax Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA up to a limit specified in the Code or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

         SEP IRAs, as described in Tax Code section 408(k), permit employers to make contributions to IRAs on behalf of their employees. SEP IRAs generally are subject to the same tax rules and limitations regarding distributions as IRAs, and they are subject to additional requirements regarding plan participation and limits on contributions.

                                OTHER TAX ISSUES




         Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should consult a tax adviser for more information about these distribution rules.


         Distributions from Qualified Contracts generally are subject to withholding for the Owner's Federal income tax liability. The withholding rate varies according to the type of distribution and the

Owner's tax status. The Owner will be provided the opportunity to elect to not have tax withheld from distributions.

                                    OUR TAXES


         At the present time, we make no charge for any Federal, state or local taxes (other than the charge for state and local premium taxes) that we incur that may be attributable to the subaccounts (that is, the subaccounts) of the variable account or to the Contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the subaccounts of the variable account or the Contracts.


         Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

                            POSSIBLE TAX LAW CHANGES

         Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.


         We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.



ADDITIONAL INFORMATION



                           WHEN WE WILL MAKE PAYMENTS



         During the pay-in period, we will usually pay the amounts of any surrender, partial withdrawal, or death benefit payment within seven calendar days after we receive all the required information. The required information includes your written request, any information or documentation we reasonably need to process your request, and, in the case of a death benefit, receipt and filing of due proof of death. However, we may suspend or postpone payments during any period when:



         - the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC; or



         - the SEC permits, by an order, the postponement for the protection of owners; or



         - the SEC determines that an emergency exists that would make the disposal of securities held in the variable account or the determination of their value not reasonably practicable.






         If you have submitted a recent check or draft, we have the right to defer payment of a surrender, withdrawals, or death benefit proceeds, or payments under a settlement option until we have assured ourselves that the check or draft has been honored.



         If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to a Contract owner's account and thereby refuse to pay any request for transfers, partial withdrawals, a surrender, annuity payments, or death benefits. Once blocked, monies would be held in that account until instructions are received from the appropriate regulator. We may also be required to provide additional information about you or your account to government regulators.

         We have the right to defer payment for a surrender, partial withdrawal, death benefit or transfer from the fixed account for up to six months from the date we receive your written request.




                          DISTRIBUTION OF THE CONTRACTS


         We have entered into a distribution agreement with our affiliate, Farmers Financial Solutions, LLC ("FFS"), for the distribution and sale of the Contracts. Pursuant to this agreement, FFS serves as principal underwriter for the Contracts. FFS is affiliated with Farmers through Farmers' parent that provides management-related services to the parent companies of FFS. FFS offers the Contracts through its sales representatives. We pay commissions to FFS for sales of the Contracts by its sales representatives. The Fidelity VIP Funds make payments to FFS under their distribution plans in consideration of services provided and expenses incurred by FFS in distributing Fund shares. These payments are equal to the 12b-1 fee of 0.10% of variable account assets invested in the Fidelity VIP Funds and are remitted by FFS to us.






         Sales commissions may vary, but the commission payable for Contract sales by FFS's sales representatives is expected not to exceed 7.0% of premium payments. Some sales representatives may elect to receive a lower commission on premium payments at the time of payment along with a quarterly or monthly payment based on Contract value for so long as the Contract remains in effect. FFS may be required to return to us first year commissions if the Contract is not continued through the first contract year. We may pay lower compensation on sales to owners at older ages and at amounts over $1 million.

         We may also pay for certain sales expenses of FFS: sales representative training materials; marketing materials and advertising expenses; and certain other expenses of distributing the Contracts. In addition, we contribute indirectly to the deferred compensation for sales representatives. FFS pays its sales representatives a portion of the commissions received for their sales of Contracts. Sales representatives and their managers are also eligible for various cash benefits, such as production incentive bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we and our affiliates may provide jointly with FFS.



         Non-cash compensation items that we and FFS may provide jointly include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items. In addition, FFS's sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the Contracts may help sales representatives and/or their managers qualify for such benefits. FFS's sales representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.






         The prospect of receiving, or the actual receipt of, the additional compensation described above by FFS from us may provide FFS and/or its sales representatives with an incentive to recommend the Contracts to prospective owners over the sales of other investments with respect to which FFS either does not receive additional compensation or receives lower levels of additional compensation.



         These payment arrangements will not change the fees and charges you pay under your Contract or the amount any underlying portfolio receives to invest on your behalf. We intend to cover our costs for these payment arrangements from the fees and charges we deduct under the Contracts. You may wish to take these additional payment arrangements into account when considering and evaluating any recommendations relating to the Contract.


                                LEGAL PROCEEDINGS


         Like other life insurance companies, we are involved in lawsuits. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. While it is not possible to predict the outcome of such matters with absolute certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the variable account, on FFS's ability to perform under its principal underwriting agreement, or on Farmers' ability to meet its obligations under the Contract.

                                REPORTS TO OWNERS


         Before the annuity start date, we will mail a report to you at least annually at your last known address of record. The report will state the Contract Value (including the Contract Value in each subaccount and the fixed account), and any further information required by any applicable law or regulation. Contract owners will also receive confirmations within 7 calendar days of each unscheduled financial transaction, such as premium payments, transfers, partial withdrawals, and a surrender. Scheduled financial transactions may be confirmed using quarterly statements.





                                    INQUIRIES

         Inquiries regarding your Contract may be made by calling or writing to us at the Service Center.

                              FINANCIAL STATEMENTS


         The audited balance sheets of Farmers New World Life Insurance Company as of December 31, 2003 and 2002, and the related statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003, as well as the Report of Independent Auditors, are contained in the SAI. Our financial statements should be considered only as bearing on our ability to meet our obligations under the Policies.



         The audited financial statements for the Farmers Annuity Separate Account A as of December 31, 2003, and for the periods ended December 31, 2003 and 2002, as well as the Report of Independent Auditors, are contained in the SAI.


         You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008.

              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

The SAI contains additional information about the Contract and the variable account. You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008. The following is the Table of Contents for the SAI.

                                                                                              Page
                                                                                              ----
ADDITIONAL CONTRACT PROVISIONS.........................................................         2
     The Contract......................................................................         2
     Incontestability..................................................................         2
     Incorrect Age or Sex..............................................................         2
     Nonparticipation..................................................................         2
     Waiver of Surrender Charge Riders.................................................         2
     Tax Status of the Contracts.......................................................         3

CALCULATION OF SUBACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA.............         4
     Money Market Subaccount Yields....................................................         4
     Other Subaccount Yields...........................................................         5
     Average Annual Total Returns for the Subaccounts..................................         6
     Non-Standard Subaccount Total Returns.............................................         7
     Adjusted Historic Portfolio Performance Data......................................         7
     Effect of the Records Maintenance Charge on Performance Data......................         7

HISTORIC PERFORMANCE DATA..............................................................         8
     General Limitations...............................................................         8
     Tables Of Subaccount Performance Figures..........................................         8
     Time Periods Before The Date The Variable Account Commenced Operations............        15
     Tables Of Adjusted Historic Total Return Quotations...............................        15

NET INVESTMENT FACTOR..................................................................        23

CONDENSED FINANCIAL INFORMATION........................................................        24

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS......................................        29

RESOLVING MATERIAL CONFLICTS...........................................................        29

VOTING RIGHTS..........................................................................        30

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS.................................................        30

DISTRIBUTION OF THE CONTRACTS..........................................................        30

LEGAL MATTERS..........................................................................        31

EXPERTS................................................................................        31

OTHER INFORMATION......................................................................        31

FINANCIAL STATEMENTS...................................................................        32

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION


         The following tables of condensed financial information show accumulation unit values for each subaccount for the period since the subaccount started operation. An accumulation unit value is the unit we use to calculate the value of your interest in a subaccount. The tables below show two sets of accumulation unit values that reflect the highest and lowest levels of Variable Account Annual Expenses available under the Contract. Tables for one other set of accumulation unit values corresponding to the middle level of Variable Account Annual Expenses are included in the SAI, which is available (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008. The accumulation unit value does not reflect the deduction of charges such as the Record Maintenance Charge that we subtract from your Contract Value by redeeming units. The data used in the tables below is obtained from the audited financial statement of the variable account that can be found in the SAI.


                          NO OPTIONAL BENEFITS ELECTED

    (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)

    Calvert Variable Series, Inc.: Calvert Social Small Cap Growth Portfolio


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      8.25                             11.39                                1,703
2002                     10.78                              8.25                                  857
2001*                    10.14                             10.78                                    0


* Inception date of the subaccount was 5/1/01.

 Dreyfus Variable Investment Fund: Developing Leaders Portfolio (formerly Small
                      Cap Portfolio) (Service Class Shares)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      7.73                             10.04                              101,726
2002                      9.69                              7.73                               67,344
2001*                    10.05                              9.69                               31,154


* Inception date of the subaccount was 5/1/01.

Dreyfus Variable Investment Fund: Quality Bond Portfolio (Service Class Shares)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                     10.86                             11.25                              125,540
2002                     10.22                             10.86                               76,425
2001*                    10.03                             10.22                               41,115


* Inception date of the subaccount was 5/1/01.

    The Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      5.92                              7.36                                4,912
2002                      8.45                              5.92                                4,688
2001*                    10.16                              8.45                                2,922


* Inception date of the subaccount was 5/1/01.

                          NO OPTIONAL BENEFITS ELECTED

    (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)

     Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Growth
                        Portfolio (Service Class Shares)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      6.10                              8.00                              293,205
2002                      8.84                              6.10                              217,954
2001*                    10.15                              8.84                               84,293


* Inception date of the subaccount was 5/1/01.

    Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Index 500
                        Portfolio (Service Class Shares)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      7.05                              8.95                              321,666
2002                      9.19                              7.05                              208,283
2001*                    10.13                              9.19                               76,484


* Inception date of the subaccount was 5/1/01.

     Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Mid Cap
                        Portfolio (Service Class Shares)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      9.22                             12.62                               65,624
2002                     10.35                              9.22                               39,859
2001*                    10.04                             10.35                               16,378


* Inception date of the subaccount was 5/1/01.

         Franklin Templeton Variable Insurance Products Trust: Franklin
                         Small Cap Fund (Class 2 Shares)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      6.63                              8.99                               56,806
2002                      9.40                              6.63                               38,928
2001*                    10.11                              9.40                               17,151


* Inception date of the subaccount was 5/1/01.

         Franklin Templeton Variable Insurance Products Trust: Templeton
               Developing Markets Securities Fund (Class 2 Shares)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      6.23                              9.42                               10,556
2002                      6.31                              6.23                                6,996
2001                      6.94                              6.31                                5,238
2000*                     8.31                              6.94                                2,550


* Inception date of the subaccount was 8/4/00.


     Franklin Templeton Variable Insurance Products Trust: Templeton Global
                     Asset Allocation Fund (Class 2 Shares)



             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      8.70                             11.35                               14,368
2002                      9.20                              8.70                                4,745
2001*                    10.08                              9.20                                4,949


* Inception date of the subaccount was 5/1/01.

                          NO OPTIONAL BENEFITS ELECTED

    (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)

    Goldman Sachs Variable Insurance Trust: Goldman Sachs Capital Growth Fund


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      6.70                              8.20                              242,109
2002                      8.96                              6.70                              174,176
2001*                    10.15                              8.96                               68,856


* Inception date of the subaccount was 5/1/01.

     Goldman Sachs Variable Insurance Trust: Goldman Sachs CORE(sm) Small Cap
                                   Equity Fund


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      8.62                             12.44                                4,301
2002                     10.25                              8.62                                  563
2001*                    10.08                             10.25                                   11


* Inception date of the subaccount was 5/1/01.

    Goldman Sachs Variable Insurance Trust: Goldman Sachs Mid Cap Value Fund


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                     10.04                             12.75                              136,454
2002                     10.66                             10.04                              104,517
2001*                    10.03                             10.66                               56,772


* Inception date of the subaccount was 5/1/01.

       Janus Aspen Series: Janus Aspen Balanced Portfolio (Service Shares)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      8.93                             10.03                              135,809
2002                      9.67                              8.93                               53,722
2001*                    10.07                              9.67                               16,363


* Inception date of the subaccount was 5/1/01.

         Janus Aspen Series: Janus Aspen Capital Appreciation Portfolio
                             (Institutional Shares)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      4.42                              5.27                              960,133
2002                      5.31                              4.42                              899,533
2001                      6.85                              5.31                              788,721
2000*                     9.30                              6.85                              188,188


* Inception date of the subaccount was 4/7/00.


    Janus Aspen Series: Janus Aspen Mid Cap Growth Portfolio (Service Shares)



             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      5.48                              7.31                               64,204
2002                      7.72                              5.48                               64,300
2001*                    10.01                              7.72                               35,998


* Inception date of the subaccount was 5/1/01.

                          NO OPTIONAL BENEFITS ELECTED

    (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)


          PIMCO Variable Insurance Trust: PIMCO Foreign Bond Portfolio
                               (U.S. Dollar-Hedged)



      (formerly PIMCO Foreign Bond Portfolio )(Administrative Class Shares)




             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                     12.01                             12.14                              109,701
2002                     11.23                             12.01                               74,980
2001                     10.55                             11.23                               41,484
2000*                    10.14                             10.55                                3,630


* Inception date of the subaccount was 6/7/00.


          PIMCO Variable Insurance Trust: PIMCO Low Duration Portfolio
                          (Administrative Class Shares)



             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                     11.88                              12.02                             201,042
2002                     11.23                              11.88                             162,980
2001                     10.55                              11.23                             108,273
2000*                     9.98                              10.55                              14,840


* Inception date of the subaccount was 5/15/00.

       Scudder Variable Series I: Scudder Bond Portfolio (Class A Shares)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                     12.01                             12.47                              158,299
2002                     11.28                             12.01                              122,173
2001                     10.79                             11.28                               98,087
2000*                     9.86                             10.79                               19,543


* Inception date of the subaccount was 5/15/00.

 Scudder Variable Series I: Scudder Global Discovery Portfolio (Class A Shares)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      6.69                              9.86                              105,280
2002                      8.45                              6.69                               75,586
2001*                    10.03                              8.45                               31,992


* Inception date of the subaccount was 5/1/01.

 Scudder Variable Series I: Scudder Growth and Income Portfolio (Class A Shares)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      6.27                              7.86                              295,619
2002                      8.25                              6.27                              289,129
2001                      9.41                              8.25                              299,135
2000*                     9.98                              9.41                               73,574


* Inception date of the subaccount was 4/7/00.

                          NO OPTIONAL BENEFITS ELECTED

    (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)

   Scudder Variable Series I: Scudder International Portfolio (Class A Shares)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      4.35                              5.49                              377,275
2002                      5.39                              4.35                              329,627
2001                      7.88                              5.39                              193,708
2000*                     9.72                              7.88                               18,553


* Inception date of the subaccount was 4/7/00.

   Scudder Variable Series I: Scudder Money Market Portfolio (Class A Shares)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                     10.71                             10.68                               96,892
2002                     10.68                             10.71                               84,268
2001                     10.40                             10.68                               70,727
2000*                    10.10                             10.40                                4,853


* Inception date of the subaccount was 6/7/00.


  Scudder Variable Series II: Scudder Government & Agency Securities Portfolio
       (formerly Scudder Government Securities Portfolio) (Class A Shares)



             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                     12.31                             12.44                              253,601
2002                     11.52                             12.31                              217,364
2001                     10.84                             11.52                              147,064
2000*                    10.12                             10.84                               22,310


* Inception date of the subaccount was 4/7/00.


   Scudder Variable Series II: Scudder High Income Portfolio (Class A Shares)



             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      9.11                             11.22                              121,917
2002                      9.24                              9.11                               86,527
2001                      9.11                              9.24                               39,479
2000*                     9.77                              9.11                                  555


* Inception date of the subaccount was 6/7/00.

 Scudder Variable Series II: Scudder Small Cap Growth Portfolio (Class A Shares)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      3.00                              3.94                               40,822
2002                      4.56                              3.00                               38,860
2001                      6.48                              4.56                               47,090
2000*                     8.79                              6.48                               14,693


* Inception date of the subaccount was 4/7/00.

                          NO OPTIONAL BENEFITS ELECTED

    (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)

       Scudder Variable Series II: SVS Dreman High Return Equity Portfolio
                                (Class A Shares)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                     11.01                             14.36                              401,562
2002                     13.59                             11.01                              362,498
2001                     13.52                             13.59                              245,243
2000*                    10.41                             13.52                               36,779


* Inception date of the subaccount was 4/7/00.

            WM Variable Trust: WM Equity Income Fund (Class 2 Shares)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      8.86                             11.36                               87,065
2002                     10.26                              8.86                               37,430
2001*                    10.05                             10.26                                9,279


* Inception date of the subaccount was 5/1/01.

            WM Variable Trust: WM Mid Cap Stock Fund (Class 2 Shares)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      9.34                             11.76                               53,771
2002                     10.56                              9.34                               38,932
2001*                    10.07                             10.56                               24,815


* Inception date of the subaccount was 5/1/01.


 WM Variable Trust: WM Small Cap Growth Fund (formerly WM Small Cap Stock Fund)
                                (Class 2 Shares)



             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      5.02                              8.48                               50,971
2002                      9.63                              5.02                               41,904
2001*                    10.17                              9.63                               16,243


* Inception date of the subaccount was 5/1/01.

          WM Variable Trust: WM SAM Balanced Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                     10.06                             12.18                              426,553
2002*                     9.84                             10.06                               69,138


* Inception date of the subaccount was 9/3/02.

   WM Variable Trust: WM SAM Conservative Balanced Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                     10.16                             11.73                               82,447
2002*                     9.90                             10.16                                3,339


* Inception date of the subaccount was 9/3/02.

                          NO OPTIONAL BENEFITS ELECTED

    (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)

    WM Variable Trust: WM SAM Conservative Growth Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      9.93                             12.60                              246,683
2002*                     9.75                              9.93                               41,555


* Inception date of the subaccount was 9/3/02.

      WM Variable Trust: WM SAM Flexible Income Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                     10.25                             11.45                               74,864
2002*                     9.97                             10.25                               20,733


* Inception date of the subaccount was 9/3/02.

      WM Variable Trust: WM SAM Strategic Growth Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      9.84                             12.91                              155,340
2002*                     9.68                              9.84                               13,017


* Inception date of the subaccount was 9/3/02.


    BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND
                  THE GUARANTEED RETIREMENT INCOME BENEFIT)(1)


    (Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)

    Calvert Variable Series, Inc.: Calvert Social Small Cap Growth Portfolio


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      8.19                             11.24                                  582
2002                     10.74                              8.19                                  639
2001*                    10.14                             10.74                                    0


* Inception date of the subaccount was 5/1/01.

         Dreyfus Variable Investment Fund: Developing Leaders Portfolio
              (formerly Small Cap Portfolio) (Service Class Shares)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                      7.66                              9.90                               33,561
2002                      9.66                              7.66                               25,483
2001*                    10.05                              9.66                               12,942


* Inception date of the subaccount was 5/1/01.

 Dreyfus Variable Investment Fund: Quality Bond Portfolio (Service Class Shares)


             Accumulation unit value at the    Accumulation unit value at the        Number of accumulation units
                beginning of the period                end of the year            outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------------
2003                     10.77                             11.10                               33,330
2002                     10.18                             10.77                               28,351
2001*                    10.03                             10.18                               18,970


* Inception date of the subaccount was 5/1/01.

---------------------------


(1) We no longer offer the Guaranteed Minimum Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your initial Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.

     Both Optional Benefit Elected (the Guaranteed Minimum Death Benefit AND
                    the Guaranteed Retirement Income Benefit)
 (Total Variable Account Annual Charges of 1.65% of the daily net assets of the subaccount)

    The Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  5.87                                7.26                                   456

2002                  8.42                                5.87                                   501

2001*                10.16                                8.42                                   209


* Inception date of the subaccount was 5/1/01.

     Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Growth
                        Portfolio (Service Class Shares)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  6.05                                7.90                                101,562

2002                  8.81                                6.05                                 85,554

2001*                10.15                                8.81                                 36,718


* Inception date of the subaccount was 5/1/01.

    Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Index 500
                        Portfolio (Service Class Shares)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ------------------------------------ --------------------------------------
2003                  7.00                                8.83                                 95,862

2002                  9.16                                7.00                                 82,224

2001*                10.13                                9.16                                 32,483


* Inception date of the subaccount was 5/1/01.

     Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Mid Cap
                        Portfolio (Service Class Shares)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  9.14                               12.46                                 19,403

2002                 10.31                                9.14                                 16,795

2001*                10.04                               10.31                                  7,744


* Inception date of the subaccount was 5/1/01.

  Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund
                                (Class 2 Shares)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  6.57                                8.88                                 22,840

2002                  9.37                                6.57                                 14,417

2001*                10.11                                9.37                                  6,820


* Inception date of the subaccount was 5/1/01.

   Franklin Templeton Variable Insurance Products Trust: Templeton Developing
                    Markets Securities Fund (Class 2 Shares)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  6.14                                9.25                                  484

2002                  6.25                                6.14                                  485

2001                  6.92                                6.25                                    0

2000*                 8.30                                6.92                                  494


* Inception date of the subaccount was 8/4/00.

     Both Optional Benefit Elected (the Guaranteed Minimum Death Benefit AND
                    the Guaranteed Retirement Income Benefit)
 (Total Variable Account Annual Charges of 1.65% of the daily net assets of the subaccount)

  Franklin Templeton Variable Insurance Products Trust: Templeton Global Asset
                                 Allocation Fund

            (Formerly Templeton Asset Strategy Fund) (Class 2 Shares)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  8.63                               11.20                                  6,471

2002                  9.17                                8.63                                  4,702

2001*                10.08                                9.17                                  3,811


* Inception date of the subaccount was 5/1/01.

    Goldman Sachs Variable Insurance Trust: Goldman Sachs Capital Growth Fund


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  6.65                                8.09                                 92,132

2002                  8.93                                6.65                                 69,647

2001*                10.15                                8.93                                 31,138


* Inception date of the subaccount was 5/1/01.

    Goldman Sachs Variable Insurance Trust: Goldman Sachs CORE(sm) Small Cap
                                  Equity Fund


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  8.55                               12.28                                   101

2002                 10.22                                8.55                                     0

2001*                10.08                               10.22                                     0


* Inception date of the subaccount was 5/1/01.

    Goldman Sachs Variable Insurance Trust: Goldman Sachs Mid Cap Value Fund


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  9.96                               12.58                                 56,938

2002                 10.62                                9.96                                 41,017

2001*                10.03                               10.62                                 23,739


* Inception date of the subaccount was 5/1/01.

       Janus Aspen Series: Janus Aspen Balanced Portfolio (Service Shares)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  8.85                                9.90                                  5,730

2002                  9.64                                8.85                                 27,292

2001*                10.07                                9.64                                  4,888


* Inception date of the subaccount was 5/1/01.

  Janus Aspen Series: Janus Aspen Capital Appreciation Portfolio (Institutional
                                     Shares)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  4.36                                5.17                                351,304

2002                  5.26                                4.36                                329,944

2001                  6.83                                5.26                                291,666

2000*                 9.30                                6.83                                 51,770


* Inception date of the subaccount was 4/7/00.

     Both Optional Benefit Elected (the Guaranteed Minimum Death Benefit AND
                    the Guaranteed Retirement Income Benefit)
 (Total Variable Account Annual Charges of 1.65% of the daily net assets of the subaccount)


   Janus Aspen Series: Janus Aspen Mid Cap Growth Portfolio (Service Shares)



         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  5.44                                7.21                                 20,027

2002                  7.69                                5.44                                 20,764

2001*                10.01                                7.69                                 15,554


* Inception date of the subaccount was 5/1/01.


          PIMCO Variable Insurance Trust: PIMCO Foreign Bond Portfolio
                              (U.S. Dollar-Hedged)



      (formerly PIMCO Foreign Bond Portfolio)(Administrative Class Shares)



         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                 11.85                               11.92                                 35,533

2002                 11.13                               11.85                                 27,243

2001                 10.52                               11.13                                 15,740

2000*                10.13                               10.52                                    726


* Inception date of the subaccount was 6/7/00.

          PIMCO Variable Insurance Trust: PIMCO Low Duration Portfolio


                         (Administrative Class Shares)



               Accumulation unit
         value at the beginning of the    Accumulation unit value at the       Number of accumulation units
                   period                         end of the year           outstanding at the end of the year
         -----------------------------    ------------------------------    ----------------------------------
2003                 11.72                            11.80                               60,313

2002                 11.13                            11.72                               61,262

2001                 10.51                            11.13                               42,174

2000*                 9.97                            10.51                                4,101


* Inception date of the subaccount was 5/15/00.

       Scudder Variable Series I: Scudder Bond Portfolio (Class A Shares)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                 11.84                               12.24                                 43,635

2002                 11.18                               11.84                                 41,188

2001                 10.75                               11.18                                 32,002

2000*                 9.85                               10.75                                  5,644


* Inception date of the subaccount was 5/15/00.

 Scudder Variable Series I: Scudder Global Discovery Portfolio (Class A Shares)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  6.64                                9.73                                 37,356

2002                  8.42                                6.64                                 29,700

2001*                10.03                                8.42                                 13,562


* Inception date of the subaccount was 5/1/01.

     Both Optional Benefit Elected (the Guaranteed Minimum Death Benefit AND
                    the Guaranteed Retirement Income Benefit)
 (Total Variable Account Annual Charges of 1.65% of the daily net assets of the subaccount)

 Scudder Variable Series I: Scudder Growth and Income Portfolio (Class A Shares)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  6.19                                7.71                                 98,630

2002                  8.18                                6.19                                112,399

2001                  9.38                                8.18                                115,225

2000*                 9.98                                9.38                                 25,212


* Inception date of the subaccount was 4/7/00.

   Scudder Variable Series I: Scudder International Portfolio (Class A Shares)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  4.29                                5.39                                143,978

2002                  5.34                                4.29                                130,883

2001                  7.86                                5.34                                 82,656

2000*                 9.72                                7.86                                  8,381


* Inception date of the subaccount was 4/7/00.

   Scudder Variable Series I: Scudder Money Market Portfolio (Class A Shares)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                 10.57                               10.48                                 11,447

2002                 10.58                               10.57                                 11,324

2001                 10.36                               10.58                                  5,755

2000*                10.09                               10.36                                    140


* Inception date of the subaccount was 6/7/00.


  Scudder Variable Series II: Scudder Government & Agency Securities Portfolio



       (formerly Scudder Government Securities Portfolio) (Class A Shares)



         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                 12.14                               12.21                                 62,801

2002                 11.42                               12.14                                 71,151

2001                 10.80                               11.42                                 55,036

2000*                10.12                               10.80                                  6,451


* Inception date of the subaccount was 4/7/00.


   Scudder Variable Series II: Scudder High Income Portfolio (Class A Shares)



         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  8.98                               11.02                                 38,135

2002                  9.16                                8.98                                 33,322

2001                  9.07                                9.16                                 16,013

2000*                 9.76                                9.07                                      0


* Inception date of the subaccount was 6/7/00.

     Both Optional Benefit Elected (the Guaranteed Minimum Death Benefit AND
                    the Guaranteed Retirement Income Benefit)
 (Total Variable Account Annual Charges of 1.65% of the daily net assets of the subaccount)

 Scudder Variable Series II: Scudder Small Cap Growth Portfolio (Class A Shares)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  2.96                                3.87                                 17,566

2002                  4.52                                2.96                                 17,074

2001                  6.46                                4.52                                 17,054

2000*                 8.79                                6.46                                  8,376


* Inception date of the subaccount was 4/7/00.

       Scudder Variable Series II: SVS Dreman High Return Equity Portfolio
                                (Class A Shares)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                 10.86                               14.10                                150,595

2002                 13.47                               10.86                                142,384

2001                 13.47                               13.47                                 97,718

2000*                10.41                               13.47                                 13,715


* Inception date of the subaccount was 4/7/00.

            WM Variable Trust: WM Equity Income Fund (Class 2 Shares)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  8.79                               11.21                                 16,114

2002                 10.23                                8.79                                 15,898

2001*                10.05                               10.23                                 10,833


* Inception date of the subaccount was 5/1/01.

            WM Variable Trust: WM Mid Cap Stock Fund (Class 2 Shares)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  9.26                               11.61                                 24,291

2002                 10.52                                9.26                                 22,458

2001*                10.07                               10.52                                  8,030


* Inception date of the subaccount was 5/1/01.


 WM Variable Trust: WM Small Cap Growth Fund (formerly WM Small Cap Stock Fund)
                                (Class 2 Shares)



         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  4.98                                8.37                                 28,251

2002                  9.59                                4.98                                 33,573

2001*                10.17                                9.59                                  7,441


* Inception date of the subaccount was 5/1/01.

          WM Variable Trust: WM SAM Balanced Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                 10.04                               12.10                                116,744

2002*                 9.84                               10.04                                 22,513


* Inception date of the subaccount was 9/3/02.

     Both Optional Benefit Elected (the Guaranteed Minimum Death Benefit AND
                    the Guaranteed Retirement Income Benefit)
 (Total Variable Account Annual Charges of 1.65% of the daily net assets of the subaccount)

   WM Variable Trust: WM SAM Conservative Balanced Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                 10.14                               11.66                                 16,293

2002*                 9.90                               10.14                                 10,400


* Inception date of the subaccount was 9/3/02.

    WM Variable Trust: WM SAM Conservative Growth Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  9.91                               12.52                                139,327

2002*                 9.75                                9.91                                  8,342


* Inception date of the subaccount was 9/3/02.

      WM Variable Trust: WM SAM Flexible Income Portfolio (Class 2 Shares)
                 (Strategic Asset Management (SAM) Portfolios)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                 10.23                               11.38                                  5,131

2002*                 9.97                               10.23                                  2,958


* Inception date of the subaccount was 9/3/02.

      WM Variable Trust: WM SAM Strategic Growth Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


         Accumulation unit value at the    Accumulation unit value at the end       Number of accumulation units
             beginning of the period                  of the year                outstanding at the end of the year
         ------------------------------    ----------------------------------    ----------------------------------
2003                  9.82                               12.83                                 66,868

2002*                 9.68                                9.82                                 12,346


* Inception date of the subaccount was 9/3/02.

OUTSIDE BACK COVER PAGE



         The Statement of Additional Information ("SAI") dated May 1, 2004 contains additional information about the Policy and the variable account. The Table of Contents for the SAI appears near the end of this prospectus. The SAI has been filed with the SEC and is incorporated by reference into this prospectus.



         You can obtain the SAI (at no cost) by writing to the Service Center at the address shown on the front cover or by calling 1-877-376-8008.



         Farmers Financial Solutions, LLC ("FFS") serves as the principal underwriter and distributor of the Contracts. You may obtain more information about FFS and its registered representatives at http://www.nasd.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD, Inc. describing its Public Disclosure Program.



SEC FILE NO. 333-85183/811-09547

                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the

                            FARMERS VARIABLE ANNUITY

              Individual Flexible Premium Variable Annuity Contract

                                 Issued Through

                       FARMERS ANNUITY SEPARATE ACCOUNT A

                                   Offered by
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                            3003 - 77th Avenue, S.E.
                         Mercer Island, Washington 98040
                                 (206) 232-8400


                                 SERVICE CENTER:
                                 P.O. Box 724208
                             Atlanta, Georgia 31139
                        Phone: 1-877-376-8008 (toll free)
                       8:00 a.m. to 6:00 p.m. Eastern Time



         This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Farmers Variable Annuity, an individual flexible premium variable annuity contract, offered by Farmers New World Life Insurance Company. You may obtain a copy of the Prospectus for the Contract dated May 1, 2004 by calling 1-877-376-8008 or by writing to our SERVICE CENTER at P.O. Box 724208, Atlanta, Georgia 31139.


         This Statement incorporates terms used in the current Prospectus for each Contract.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR YOUR CONTRACT AND THE PORTFOLIOS.


         The date of this Statement of Additional Information is May 1, 2004.

                                TABLE OF CONTENTS


                                                                                                                            Page
                                                                                                                            ----
ADDITIONAL CONTRACT PROVISIONS...........................................................................................     2
         The Contract....................................................................................................     2
         Incontestability................................................................................................     2
         Incorrect Age or Sex............................................................................................     2
         Nonparticipation................................................................................................     2
         Waiver of Surrender Charge Riders...............................................................................     2
         Tax Status of the Contracts.....................................................................................     3

CALCULATION OF SUBACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA...............................................     4
         Money Market Subaccount Yields..................................................................................     4
         Other Subaccount Yields.........................................................................................     5
         Average Annual Total Returns for the Subaccounts................................................................     6
         Non-Standard Subaccount Total Returns...........................................................................     7
         Adjusted Historic Portfolio Performance Data....................................................................     7
         Effect of the Records Maintenance Charge on Performance Data....................................................     7

HISTORIC PERFORMANCE DATA................................................................................................     8
         General Limitations.............................................................................................     8
         Tables Of Subaccount Performance Figures........................................................................     8
         Time Periods Before The Date The Variable Account Commenced Operations..........................................    16
         Tables Of Adjusted Historic Total Return Quotations.............................................................    16

NET INVESTMENT FACTOR....................................................................................................    24

CONDENSED FINANCIAL INFORMATION..........................................................................................    25

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS........................................................................    31

RESOLVING MATERIAL CONFLICTS.............................................................................................    31

VOTING RIGHTS............................................................................................................    32

THIRD PARTY ADMINISTRATION AGREEMENT.....................................................................................    32

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS...................................................................................    32

DISTRIBUTION OF THE CONTRACTS............................................................................................    32

LEGAL MATTERS............................................................................................................    32

EXPERTS..................................................................................................................    33

OTHER INFORMATION........................................................................................................    33

FINANCIAL STATEMENTS.....................................................................................................    33

INDEX TO FINANCIAL STATEMENTS............................................................................................   F-1

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

         The entire contract consists of the Contract, the signed application attached at issue, any attached amendments and supplements to the application, and any attached riders and endorsements. In the absence of fraud, we consider all statements in the application to be representations and not warranties. We will not use any statement to contest a claim unless that statement is in an attached application or in an amendment or supplement to the application attached to the Contract.

         Any change in the Contract or waiver of its provisions must be in writing and signed by one of our officers. No other person - no agent or registered representative - has authority to change or waive any provision of the Contract.

         Upon notice to you, we may modify the Contract if necessary to:

         - permit the Contract or the variable account to comply with any applicable law or regulation that a governmental agency issues; or

         - assure continued qualification of the Contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

         - effect a change in the operation of the variable account or to provide additional investment options.

         In the event of such modifications, we will make the appropriate endorsement to the Contract.

INCONTESTABILITY

         We will not contest the Contract after the issue date.

INCORRECT AGE OR SEX

         We may require proof of age, sex, and right to payments before making any life annuity payments. If the age or sex (if applicable) of the annuitant has been stated incorrectly, then we will determine the annuity start date and the amount of the annuity payments by using the correct age and sex. After the annuity start date, any adjustment for underpayment will be paid immediately. Any adjustment for overpayment will be deducted from future payments. We will make adjustments for overpayments or underpayments with interest at the rate then in use to determine the rate of payments.

NONPARTICIPATION

         The Contract does not participate in our surplus earnings or profits. We will not pay dividends on the Contract.

WAIVER OF SURRENDER CHARGE RIDERS

         If available in the state where the Contract is issued, your Contract will include riders that will waive surrender charges on a single withdrawal if:

         - the annuitant is under age 75 at the time of withdrawal, the annuitant is confined in a hospital or skilled nursing facility continuously for at least 90 days and remains confined at the time of the surrender request, and the annuitant was not confined to a hospital or nursing facility within 6 months of the issue date.

         - the annuitant is diagnosed with a terminal illness after the Contract is issued and is expected to live for 12 months or less, the withdrawal is $250,000 or less, and the withdrawal occurs no sooner than one year after the rider is issued.

         There is no additional charge for the issuance of these waiver of surrender charge riders. These riders may not be available in all states.

TAX STATUS OF THE CONTRACTS

         Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

         DIVERSIFICATION REQUIREMENTS. The Tax Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.


         OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying portfolio assets of the variable account may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is limited published guidance in this area and it does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the underlying assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying portfolio assets of the variable account.


         REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Tax Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of a holder of the Contract. Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any owner dies prior to the annuity start date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new owner.

         The Non-Qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

         Other rules may apply to Qualified Contracts.

   CALCULATION OF SUBACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

         We may advertise and disclose historic performance data for the subaccounts, including yields, standard annual total returns, and nonstandard measures of performance of the subaccounts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the SEC defined standards.

MONEY MARKET SUBACCOUNT YIELDS

         Advertisements and sales literature may quote the current annualized yield of the Money Market subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio.

         We compute this current annualized yield by determining the net change (not including any realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) at the end of the seven-day period in the value of a hypothetical subaccount under a Contract having a balance of one unit of the Money Market subaccount at the beginning of the period. We divide that net change in subaccount value by the value of the hypothetical subaccount at the beginning of the period to determine the base period return. Then we annualize this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Money Market portfolio in which the hypothetical subaccount invests; and
(ii) charges and deductions imposed under the Contract that are attributable to the hypothetical subaccount.

         These charges and deductions include the per unit charges for the records maintenance charge, the mortality and expense risk charge for the standard death benefit (and the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) and the asset-based administration charge. For purposes of calculating current yields for a Contract, we use an average per unit records maintenance charge based on the $30 records maintenance charge.

         We calculate the current yield by the following formula:

         Current Yield = ((NCS - ES)/UV) X (365/7)

         Where:

              NCS    =     the net change in the value of the Money Market
                           Portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical subaccount having a balance of one subaccount unit.

              ES     =     per unit charges deducted from the hypothetical
                           subaccount for the seven-day period.

              UV     =     the unit value for the first day of the seven-day
                           period.


         The current yield for the 7-day period ended December 31, 2003 for the Money Market subaccount was -1.13%.


         We may also disclose the effective yield of the Money Market subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

         Effective Yield = (1 + ((NCS-ES)/UV))(365/7) - 1

         Where:

              NCS    =     the net change in the value of the Money Market
                           portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical subaccount having a balance of one subaccount unit.

              ES     =     per unit charges deducted from the hypothetical
                           subaccount for the seven-day period.

              UV     =     the unit value for the first day of the seven-day
                           period.

         The Money Market subaccount yield is lower than the Money Market portfolio's yield because of the charges and deductions that the Contract imposes.

         The current and effective yields on amounts held in the Money Market subaccount normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of securities held by the Money Market Portfolio and that Portfolio's operating expenses. We may also present yields on amounts held in the Money Market subaccount for periods other than a seven-day period.

         Yield calculations do not take into account the Surrender Charge that we assess on certain withdrawals of Contract Value.

OTHER SUBACCOUNT YIELDS

         Sales literature or advertisements may quote the current annualized yield of one or more of the subaccounts (except the Money Market subaccount) under the Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income that the subaccount generates during a 30-day or one-month period and is assumed to be generated during each period over a 12-month period.

         We compute the annualized 30-day yield by:

         1. dividing the net investment income of the portfolio attributable to the subaccount units, less subaccount expenses attributable to the Contract for the period, by the maximum offering price per unit on the last day of the period;

         2. multiplying the result by the daily average number of units outstanding for the period;

         3.       compounding that yield for a 6-month period; and

         4.       multiplying the result by 2.

         Expenses of the subaccount include the records maintenance charge, the asset-based administration charge and the mortality and expense risk charge for the standard death benefit (and the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit). The yield calculation assumes that we deduct the records maintenance charge at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, we divide an average records maintenance charge collected by the average Contract Value in the subaccount to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. We calculate the 30-day or one-month yield by the following formula:

         Yield       =     2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

         Where:

              NI     =     net income of the portfolio for the 30-day or
                           one-month period attributable to the subaccount's units.

              ES     =     charges deducted from the subaccount for the 30-day
                           or one-month period.

              U      =     the average number of units outstanding.

              UV     =     the unit value at the close of the last day in the
                           30-day or one-month period.

         The yield for the subaccount is lower than the yield for the corresponding portfolio because of the charges and deductions that the Contract imposes.

         The yield on the amounts held in the subaccounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The types and quality of securities that a portfolio holds and its operating expenses affect the corresponding subaccount's actual yield.

         Yield calculations do not take into account the Surrender Charge that we assess on certain withdrawals of Contract Value.

AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS


         Sales literature or advertisements may quote average annual total returns for one or more of the subaccounts for various periods of time. If we advertise total return for the Money Market subaccount, then those advertisements and sales literature will include a statement that yield more closely reflects current earnings than total return.


         When a subaccount has been in operation for 1, 5, and 10 years, respectively, we will provide the average annual total return for these periods. We may also disclose average annual total returns for other periods of time.

         Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. Each period's ending date for which we provide total return quotations will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

         We calculate the standard average annual total returns using subaccount unit values that we calculate on each business day based on the performance of the subaccount's underlying portfolio, the deductions for the mortality and expense risk charge for the standard death benefit (and in some cases, the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit), the asset-based administration charge and the records maintenance charge. The calculation reflects the deduction of the records maintenance charge by assuming a uniform reduction in the yield or total return which is determined by calculating the average impact of the records maintenance charge on in-force contracts.

         We calculate the standard total return by the following formula:

              TR     =     ((ERV/P)(1/N)) - 1

         Where:

              TR     =     the average annual total return net of subaccount
                           recurring charges.

              ERV    =     the ending redeemable value (minus any applicable
                           Surrender Charge and records maintenance charge) of the hypothetical subaccount at the end of the period.

              P      =     a hypothetical initial payment of $1,000.

              N      =     the number of years in the period.

NON-STANDARD SUBACCOUNT TOTAL RETURNS

         Sales literature or advertisements may quote average annual total returns for the subaccounts that do not reflect any Surrender Charges. We calculate such nonstandard total returns in exactly the same way as the average annual total returns described above, except that we replace the ending redeemable value of the hypothetical subaccount for the period with an ending value for the period that does not take into account any Surrender Charges.

         We may disclose cumulative total returns in conjunction with the standard formats described above. We calculate the cumulative total returns using the following formula:

              CTR    =     (ERV/P) - 1

         Where:

              CTR    =     the cumulative total return net of subaccount
                           recurring charges for the period.

              ERV    =     the ending redeemable value of the hypothetical
                           investment at the end of the period.

              P      =     a hypothetical single payment of $1,000.

ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

         Sales literature or advertisements may quote adjusted yields and total returns for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic portfolio performance may include data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

         We will disclose nonstandard performance data only if we disclose the standard performance data for the required periods.

EFFECT OF THE RECORDS MAINTENANCE CHARGE ON PERFORMANCE DATA

         The Contract provides for the deduction of a $30.00 records maintenance charge at the end of each Contract year from the fixed account and the subaccounts. We will waive this charge if your Contract Value is $50,000 or more on the date the charge is assessed. We deduct the charge from each account based on the proportion that the value of each such account bears to the total Contract Value. The calculation reflects the deduction of the records maintenance charge by assuming a uniform reduction in the yield or total return which is determined by calculating the average impact of the records maintenance charge on in-force contracts.

                            HISTORIC PERFORMANCE DATA

GENERAL LIMITATIONS

         The funds have provided the portfolios' performance data. We derive the subaccount performance data from the data that the funds provide. In preparing the tables below, we relied on the funds' data. While we have no reason to doubt the accuracy of the figures provided by the funds, we have not verified those figures.

TABLES OF SUBACCOUNT PERFORMANCE FIGURES


         The following charts show the historical performance data for the subaccounts since each subaccount started operations. THESE FIGURES ARE NOT AN INDICATION OF FUTURE PERFORMANCE OF THE SUBACCOUNTS. Some of the figures reflect the voluntary waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.


                                     TABLE 1


          STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2003(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN (2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                Subaccount       1 Year    5 Year   10 Year       Life of
SUBACCOUNT                                                      Start Date         (%)       (%)      (%)      Subaccount (%)
-----------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
------------------------------------------------------------------------------------------------------------------------
   Calvert Social Small Cap Growth Portfolio                       5/1/01         31.36      N/A      N/A           2.65
------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
------------------------------------------------------------------------------------------------------------------------
   Developing Leaders Portfolio                                    5/1/01         23.22      N/A      N/A          -1.79
------------------------------------------------------------------------------------------------------------------------
   Quality Bond Portfolio                                          5/1/01         -2.59      N/A      N/A           2.60
------------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES)                                                      5/1/01         17.69      N/A      N/A         -12.93
------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)
------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Growth Portfolio                                   5/1/01         24.64      N/A      N/A         -10.11
------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Index 500 Portfolio                                5/1/01         20.18      N/A      N/A          -6.21
------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Mid Cap Portfolio                                  5/1/01         30.32      N/A      N/A           7.31
------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)
------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Fund                                         5/1/01         29.05      N/A      N/A          -5.94
------------------------------------------------------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund                    8/4/00         44.62      N/A      N/A           2.35
------------------------------------------------------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund                          5/1/01         23.82      N/A      N/A           2.76
------------------------------------------------------------------------------------------------------------------------

                                     TABLE 1


          STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2003(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN (2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                Subaccount       1 Year    5 Year   10 Year       Life of
SUBACCOUNT                                                      Start Date         (%)       (%)      (%)      Subaccount (%)
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Capital Growth Fund                               5/1/01         15.70      N/A      N/A          -9.26
------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs CORE(SM) Small Cap Equity Fund                    5/1/01         37.71      N/A      N/A           6.55
------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value Fund                                5/1/01         20.30      N/A      N/A           7.77
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Balanced Portfolio (Service Shares)                 5/1/01          5.79      N/A      N/A          -1.86
------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Capital Appreciation Portfolio (Institutional
      Shares)                                                      4/7/00         12.53      N/A      N/A         -15.19
------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)           5/1/01         26.60      N/A      N/A         -12.68
------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
------------------------------------------------------------------------------------------------------------------------
   PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)
      (formerly PIMCO Foreign Bond Portfolio)                      6/7/00         -4.94      N/A      N/A           3.90
------------------------------------------------------------------------------------------------------------------------
   PIMCO Low Duration Portfolio                                   5/15/00         -4.87      N/A      N/A           4.00
------------------------------------------------------------------------------------------------------------------------

                                     TABLE 1


          STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2003(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN (2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                Subaccount       1 Year    5 Year   10 Year       Life of
SUBACCOUNT                                                      Start Date         (%)       (%)      (%)      Subaccount (%)
-----------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
------------------------------------------------------------------------------------------------------------------------
   Scudder Bond Portfolio                                         5/15/00         -2.34      N/A      N/A           5.47
------------------------------------------------------------------------------------------------------------------------
   Scudder Global Discovery Portfolio                              5/1/01         40.76      N/A      N/A          -2.34
------------------------------------------------------------------------------------------------------------------------
   Scudder Growth and Income Portfolio                             4/7/00         18.66      N/A      N/A          -7.38
------------------------------------------------------------------------------------------------------------------------
   Scudder International Portfolio                                 4/7/00         19.66      N/A      N/A         -15.27
------------------------------------------------------------------------------------------------------------------------
   Scudder Money Market Portfolio(3)                               6/7/00         -6.29      N/A      N/A           0.24
------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
------------------------------------------------------------------------------------------------------------------------
   Scudder Government & Agency Securities Portfolio
      (formerly Scudder Government Securities Portfolio)           4/7/00         -4.95      N/A      N/A           4.47
------------------------------------------------------------------------------------------------------------------------
   Scudder High Income Portfolio                                   6/7/00         16.57      N/A      N/A           2.64
------------------------------------------------------------------------------------------------------------------------
   Scudder Small Cap Growth Portfolio                              4/7/00         24.80      N/A      N/A         -20.35
------------------------------------------------------------------------------------------------------------------------
   SVS Dreman High Return Equity Portfolio                         4/7/00         23.79      N/A      N/A           7.88
------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
------------------------------------------------------------------------------------------------------------------------
   WM Equity Income Fund                                           5/1/01         21.62      N/A      N/A           2.94
------------------------------------------------------------------------------------------------------------------------
   WM Mid Cap Stock Fund                                           5/1/01         19.36      N/A      N/A           4.25
------------------------------------------------------------------------------------------------------------------------
   WM Small Cap Growth Fund (formerly WM Small Cap Growth
      Fund)                                                        5/1/01         62.36      N/A      N/A          -8.20
------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
  WM SAM Balanced Portfolio                                        9/3/02         14.43      N/A      N/A          13.23
------------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Balanced Portfolio                           9/3/02          8.86      N/A      N/A           9.43
------------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Growth Portfolio                             9/3/02         20.27      N/A      N/A          17.19
------------------------------------------------------------------------------------------------------------------------
  WM SAM Flexible Income Portfolio                                 9/3/02          5.10      N/A      N/A           6.75
------------------------------------------------------------------------------------------------------------------------
  WM SAM Strategic Growth Portfolio                                9/3/02         24.62      N/A      N/A          20.12
------------------------------------------------------------------------------------------------------------------------

          STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2003(1)
  WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT INCOME
                                   BENEFIT(4)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                 Subaccount     1 Year   5 Year    10 Year       Life of
SUBACCOUNT                                                       Start Date       (%)      (%)       (%)      Subaccount (%)
----------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------
   Calvert Social Small Cap Growth Portfolio                       5/1/01        31.02     N/A       N/A           2.39
-----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Developing Leaders Portfolio                                    5/1/01        22.91     N/A       N/A          -2.03
-----------------------------------------------------------------------------------------------------------------------
   Quality Bond Portfolio                                          5/1/01        -2.84     N/A       N/A           2.33
-----------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES)                                                      5/1/01        17.38     N/A       N/A         -13.15
-----------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Growth Portfolio                                   5/1/01        24.31     N/A       N/A         -10.33
-----------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Index 500 Portfolio                                5/1/01        19.87     N/A       N/A          -6.45
-----------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Mid Cap Portfolio                                  5/1/01        29.98     N/A       N/A           7.03
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Fund                                         5/1/01        28.72     N/A       N/A          -6.17
-----------------------------------------------------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund                    8/4/00        44.25     N/A       N/A           2.08
-----------------------------------------------------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund                          5/1/01        23.50     N/A       N/A           2.49
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Capital Growth Fund                               5/1/01        15.39     N/A       N/A          -9.49
-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs CORE(SM) Small Cap Equity Fund                    5/1/01        37.36     N/A       N/A           6.28
-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value Fund                                5/1/01        19.98     N/A       N/A           7.49
-----------------------------------------------------------------------------------------------------------------------

          STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2003(1)
  WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT INCOME
                                   BENEFIT(4)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                 Subaccount     1 Year   5 Year    10 Year       Life of
SUBACCOUNT                                                       Start Date       (%)      (%)       (%)      Subaccount (%)
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Balanced Portfolio (Service Shares)                 5/1/01         5.52     N/A       N/A          -2.11
-----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Capital Appreciation Portfolio (Institutional       4/7/00
      Shares)                                                                    12.24     N/A       N/A         -15.40
-----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)           5/1/01        26.27     N/A       N/A         -12.89
-----------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
-----------------------------------------------------------------------------------------------------------------------
   PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)
      (formerly PIMCO Foreign Bond Portfolio)                      6/7/00        -5.18     N/A       N/A           3.63
-----------------------------------------------------------------------------------------------------------------------
   PIMCO Low Duration Portfolio                                   5/15/00        -5.10     N/A       N/A           3.73
-----------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Scudder Bond Portfolio                                         5/15/00        -2.58     N/A       N/A           5.20
-----------------------------------------------------------------------------------------------------------------------
   Scudder Global Discovery Portfolio                              5/1/01        40.40     N/A       N/A          -2.58
-----------------------------------------------------------------------------------------------------------------------
   Scudder Growth and Income Portfolio                             4/7/00        18.36     N/A       N/A          -7.61
-----------------------------------------------------------------------------------------------------------------------
   Scudder International Portfolio                                 4/7/00        19.35     N/A       N/A         -15.48
-----------------------------------------------------------------------------------------------------------------------
   Scudder Money Market Portfolio (3)                              6/7/00        -6.52     N/A       N/A          -0.01
-----------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Scudder Government & Agency Securities Portfolio
      (formerly Scudder Government Securities Portfolio)           4/7/00        -5.18     N/A       N/A           4.21
-----------------------------------------------------------------------------------------------------------------------
   Scudder High Income Portfolio                                   6/7/00        16.27     N/A       N/A           2.37
-----------------------------------------------------------------------------------------------------------------------
   Scudder Small Cap Growth Portfolio                              4/7/00        24.47     N/A       N/A         -20.55
-----------------------------------------------------------------------------------------------------------------------
   SVS Dreman High Return Equity Portfolio                         4/7/00        23.47     N/A       N/A           7.60
-----------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------------------------
   WM Equity Income Fund                                           5/1/01        21.31     N/A       N/A           2.68
-----------------------------------------------------------------------------------------------------------------------
   WM Mid Cap Stock Fund                                           5/1/01        19.05     N/A       N/A           3.98
-----------------------------------------------------------------------------------------------------------------------
   WM Small Cap Growth Fund (formerly WM Small Cap Stock
      Fund)                                                        5/1/01        61.94     N/A       N/A          -8.43
-----------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
  WM SAM Balanced Portfolio                                        9/3/02        14.13     N/A       N/A          12.94
-----------------------------------------------------------------------------------------------------------------------

          STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2003(1)
  WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT INCOME
                                   BENEFIT(4)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                 Subaccount     1 Year   5 Year    10 Year       Life of
SUBACCOUNT                                                       Start Date       (%)      (%)       (%)      Subaccount (%)
----------------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Balanced Portfolio                           9/3/02         8.58     N/A       N/A           9.15
-----------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Growth Portfolio                             9/3/02        19.96     N/A       N/A          16.89
-----------------------------------------------------------------------------------------------------------------------
  WM SAM Flexible Income Portfolio                                 9/3/02         4.82     N/A       N/A           6.48
-----------------------------------------------------------------------------------------------------------------------
  WM SAM Strategic Growth Portfolio                                9/3/02        24.29     N/A       N/A          19.81
-----------------------------------------------------------------------------------------------------------------------



          STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2003(1)
   WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME
                                   BENEFIT(4)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)



                                                                 Subaccount     1 Year   5 Year    10 Year       Life of
SUBACCOUNT                                                       Start Date       (%)      (%)       (%)      Subaccount (%)
----------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------
   Calvert Social Small Cap Growth Portfolio                       5/1/01        30.68     N/A       N/A           2.13
-----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Developing Leaders Portfolio                                    5/1/01        22.59     N/A       N/A          -2.28
-----------------------------------------------------------------------------------------------------------------------
   Quality Bond Portfolio                                          5/1/01        -3.07     N/A       N/A           2.08
-----------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES)                                                      5/1/01        17.08     N/A       N/A         -13.36
-----------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Growth Portfolio                                   5/1/01        23.99     N/A       N/A         -10.56
-----------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Index 500 Portfolio                                5/1/01        19.56     N/A       N/A          -6.68
-----------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Mid Cap Portfolio                                  5/1/01        29.64     N/A       N/A           6.76
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Fund                                         5/1/01        28.38     N/A       N/A          -6.41
-----------------------------------------------------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund                    8/4/00        43.88     N/A       N/A           1.82
-----------------------------------------------------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund                          5/1/01        23.18     N/A       N/A           2.23
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Capital Growth Fund                               5/1/01        15.09     N/A       N/A          -9.71
-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs CORE(SM) Small Cap Equity Fund                    5/1/01        37.00     N/A       N/A           6.00
-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value Fund                                5/1/01        19.67     N/A       N/A           7.22
-----------------------------------------------------------------------------------------------------------------------

          STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2003(1)
   WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME
                                   BENEFIT(4)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)



                                                                 Subaccount     1 Year   5 Year    10 Year       Life of
SUBACCOUNT                                                       Start Date       (%)      (%)       (%)      Subaccount (%)
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Balanced Portfolio (Service Shares)                 5/1/01         5.24     N/A       N/A          -2.35
-----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Capital Appreciation Portfolio (Institutional
      Shares)                                                      4/7/00        11.95     N/A       N/A         -15.61
-----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)           5/1/01        25.94     N/A       N/A         -13.11
-----------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
-----------------------------------------------------------------------------------------------------------------------
   PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)
      (formerly PIMCO Foreign Bond Portfolio)                      6/7/00        -5.41     N/A       N/A           3.36
-----------------------------------------------------------------------------------------------------------------------
   PIMCO Low Duration Portfolio                                   5/15/00        -5.34     N/A       N/A           3.47
-----------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Scudder Bond Portfolio                                         5/15/00        -2.82     N/A       N/A           4.93
-----------------------------------------------------------------------------------------------------------------------
   Scudder Global Discovery Portfolio                              5/1/01        40.04     N/A       N/A          -2.82
-----------------------------------------------------------------------------------------------------------------------
   Scudder Growth and Income Portfolio                             4/7/00        18.05     N/A       N/A          -7.83
-----------------------------------------------------------------------------------------------------------------------
   Scudder International Portfolio                                 4/7/00        19.04     N/A       N/A         -15.68
-----------------------------------------------------------------------------------------------------------------------
   Scudder Money Market Portfolio(3)                               6/7/00        -6.75     N/A       N/A          -0.25
-----------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Scudder Government & Agency Securities Portfolio
      (formerly Scudder Government Securities Portfolio)           4/7/00        -5.41     N/A       N/A           3.94
-----------------------------------------------------------------------------------------------------------------------
   Scudder High Income Portfolio                                   6/7/00        15.96     N/A       N/A           2.11
-----------------------------------------------------------------------------------------------------------------------
   Scudder Small Cap Growth Portfolio                              4/7/00        24.15     N/A       N/A         -20.75
-----------------------------------------------------------------------------------------------------------------------
   SVS Dreman High Return Equity Portfolio                         4/7/00        23.15     N/A       N/A           7.33
-----------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------------------------
   WM Equity Income Fund                                           5/1/01        20.99     N/A       N/A           2.41
-----------------------------------------------------------------------------------------------------------------------
   WM Mid Cap Stock Fund                                           5/1/01        18.74     N/A       N/A           3.72
-----------------------------------------------------------------------------------------------------------------------
   WM Small Cap Growth Fund (formerly WM Small Cap Stock
      Fund)                                                        5/1/01        61.53     N/A       N/A          -8.66
-----------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------

          STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2003 (1)
   WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME
                                   BENEFIT(4)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)



                                                                 Subaccount     1 Year   5 Year    10 Year       Life of
SUBACCOUNT                                                       Start Date       (%)      (%)       (%)      Subaccount (%)
----------------------------------------------------------------------------------------------------------------------------
  WM SAM Balanced Portfolio                                        9/3/02        13.83     N/A       N/A          12.65
-----------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Balanced Portfolio                           9/3/02         8.29     N/A       N/A           8.86
-----------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Growth Portfolio                             9/3/02        19.65     N/A       N/A          16.59
-----------------------------------------------------------------------------------------------------------------------
  WM SAM Flexible Income Portfolio                                 9/3/02         4.55     N/A       N/A           6.20
-----------------------------------------------------------------------------------------------------------------------
  WM SAM Strategic Growth Portfolio                                9/3/02        23.97     N/A       N/A          19.50
-----------------------------------------------------------------------------------------------------------------------


------------------


(1) Standard total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.0935% based on an average account value of $32,089 on 12/31/2003. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.


(2) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(3) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.


(4) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.

                                     TABLE 2


        NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2003 (1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN (2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                 Subaccount     1 Year   5 Year    10 Year       Life of
SUBACCOUNT                                                       Start Date       (%)      (%)       (%)      Subaccount (%)
----------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------
   Calvert Social Small Cap Growth Portfolio                       5/1/01        37.90     N/A       N/A           4.34
-----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Developing Leaders Portfolio                                    5/1/01        29.77     N/A       N/A          -0.17
-----------------------------------------------------------------------------------------------------------------------
   Quality Bond Portfolio                                          5/1/01         3.50     N/A       N/A           4.28
-----------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES)                                                      5/1/01        24.23     N/A       N/A         -11.49
-----------------------------------------------------------------------------------------------------------------------

                                     TABLE 2


        NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2003 (1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN (2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                 Subaccount     1 Year   5 Year    10 Year       Life of
SUBACCOUNT                                                       Start Date       (%)      (%)       (%)      Subaccount (%)
----------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Growth Portfolio                                   5/1/01        31.18     N/A       N/A          -8.62
-----------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Index 500 Portfolio                                5/1/01        26.72     N/A       N/A          -4.66
-----------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Mid Cap Portfolio                                  5/1/01        36.86     N/A       N/A           8.87
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Fund                                         5/1/01        35.59     N/A       N/A          -4.39
-----------------------------------------------------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund                    8/4/00        51.16     N/A       N/A           3.65
-----------------------------------------------------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund                          5/1/01        30.36     N/A       N/A           4.44
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Capital Growth Fund                               5/1/01        22.24     N/A       N/A          -7.76
-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs CORE(SM) Small Cap Equity Fund                    5/1/01        44.25     N/A       N/A           8.13
-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value Fund                                5/1/01        26.84     N/A       N/A           9.32
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Balanced Portfolio (Service Shares)                 5/1/01        12.34     N/A       N/A          -0.24
-----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Capital Appreciation Portfolio (Institutional
      Shares)                                                      4/7/00        19.07     N/A       N/A         -14.19
-----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)           5/1/01        33.14     N/A       N/A         -11.23
-----------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
-----------------------------------------------------------------------------------------------------------------------
   PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)               6/7/00         1.00     N/A       N/A           5.09
      (formerly PIMCO Foreign Bond Portfolio)
-----------------------------------------------------------------------------------------------------------------------
   PIMCO Low Duration Portfolio                                   5/15/00         1.08     N/A       N/A           5.16
-----------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I  (CLASS A SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Scudder Bond Portfolio                                         5/15/00         3.77     N/A       N/A           6.59
-----------------------------------------------------------------------------------------------------------------------
   Scudder Global Discovery Portfolio                              5/1/01        47.30     N/A       N/A          -0.72
-----------------------------------------------------------------------------------------------------------------------

                                     TABLE 2


        NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2003 (1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN (2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                 Subaccount     1 Year   5 Year    10 Year       Life of
SUBACCOUNT                                                       Start Date       (%)      (%)       (%)      Subaccount (%)
----------------------------------------------------------------------------------------------------------------------------
   Scudder Growth and Income Portfolio                             4/7/00        25.21     N/A       N/A          -6.29
-----------------------------------------------------------------------------------------------------------------------
   Scudder International Portfolio                                 4/7/00        26.21     N/A       N/A         -14.27
-----------------------------------------------------------------------------------------------------------------------
   Scudder Money Market Portfolio (3)                              6/7/00        -0.43     N/A       N/A           1.48
-----------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Scudder Government & Agency Securities Portfolio                4/7/00         1.00     N/A       N/A           5.59
      (formerly Scudder Government Securities Portfolio)
-----------------------------------------------------------------------------------------------------------------------
   Scudder High Income Portfolio                                   6/7/00        23.11     N/A       N/A           3.86
-----------------------------------------------------------------------------------------------------------------------
   Scudder Small Cap Growth Portfolio                              4/7/00        31.34     N/A       N/A         -19.41
-----------------------------------------------------------------------------------------------------------------------
   SVS Dreman High Return Equity Portfolio                         4/7/00        30.33     N/A       N/A           8.90
-----------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------------------------
   WM Equity Income Fund                                           5/1/01        28.17     N/A       N/A           4.62
-----------------------------------------------------------------------------------------------------------------------
   WM Mid Cap Stock Fund                                           5/1/01        25.91     N/A       N/A           5.89
-----------------------------------------------------------------------------------------------------------------------
   WM Small Cap Growth Fund (formerly WM Small Cap Stock
      Fund)                                                        5/1/01        68.90     N/A       N/A          -6.68
-----------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
  WM SAM Balanced Portfolio                                        9/3/02        20.97     N/A       N/A          17.31
-----------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Balanced Portfolio                           9/3/02        15.40     N/A       N/A          13.55
-----------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Growth Portfolio                             9/3/02        26.81     N/A       N/A          21.22
-----------------------------------------------------------------------------------------------------------------------
  WM SAM Flexible Income Portfolio                                 9/3/02        11.64     N/A       N/A          10.91
-----------------------------------------------------------------------------------------------------------------------
  WM SAM Strategic Growth Portfolio                                9/3/02        31.16     N/A       N/A          24.12
-----------------------------------------------------------------------------------------------------------------------

        NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2003 (1)
  WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT INCOME
                                   BENEFIT(4)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                 Subaccount     1 Year   5 Year    10 Year       Life of
SUBACCOUNT                                                       Start Date       (%)      (%)       (%)      Subaccount (%)
----------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------
   Calvert Social Small Cap Growth Portfolio                       5/1/01        37.56     N/A       N/A           4.08
-----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Developing Leaders Portfolio                                    5/1/01        29.45     N/A       N/A          -0.41
-----------------------------------------------------------------------------------------------------------------------
   Quality Bond Portfolio                                          5/1/01         3.24     N/A       N/A           4.03
-----------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES)                                                      5/1/01        23.92     N/A       N/A         -11.71
-----------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Growth Portfolio                                   5/1/01        30.86     N/A       N/A          -8.85
-----------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Index 500 Portfolio                                5/1/01        26.41     N/A       N/A          -4.90
-----------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Mid Cap Portfolio                                  5/1/01        36.52     N/A       N/A           8.61
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Fund                                         5/1/01        35.26     N/A       N/A          -4.62
-----------------------------------------------------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund                    8/4/00        50.79     N/A       N/A           3.39
-----------------------------------------------------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund                          5/1/01        30.04     N/A       N/A           4.18
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Capital Growth Fund                               5/1/01        21.94     N/A       N/A          -7.99
-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs CORE(SM) Small Cap Equity Fund                    5/1/01        43.90     N/A       N/A           7.87
-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value Fund                                5/1/01        26.53     N/A       N/A           9.05
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Balanced Portfolio (Service Shares)                 5/1/01        12.06     N/A       N/A          -0.49
-----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Capital Appreciation Portfolio (Institutional
      Shares)                                                      4/7/00        18.78     N/A       N/A         -14.41
-----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)           5/1/01        32.81     N/A       N/A         -11.45
-----------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
-----------------------------------------------------------------------------------------------------------------------
   PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)
      (formerly PIMCO Foreign Bond Portfolio)                      6/7/00         0.75     N/A       N/A           4.83
-----------------------------------------------------------------------------------------------------------------------
   PIMCO Low Duration Portfolio                                   5/15/00         0.83     N/A       N/A           4.91
-----------------------------------------------------------------------------------------------------------------------

        NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2003 (1)
  WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT INCOME
                                   BENEFIT(4)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                 Subaccount     1 Year   5 Year    10 Year       Life of
SUBACCOUNT                                                       Start Date       (%)      (%)       (%)      Subaccount (%)
----------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Scudder Bond Portfolio                                         5/15/00         3.52     N/A       N/A           6.33
-----------------------------------------------------------------------------------------------------------------------
   Scudder Global Discovery Portfolio                              5/1/01        46.94     N/A       N/A          -0.97
-----------------------------------------------------------------------------------------------------------------------
   Scudder Growth and Income Portfolio                             4/7/00        24.90     N/A       N/A          -6.52
-----------------------------------------------------------------------------------------------------------------------
   Scudder International Portfolio                                 4/7/00        25.90     N/A       N/A         -14.48
-----------------------------------------------------------------------------------------------------------------------
   Scudder Money Market Portfolio (3)                              6/7/00        -0.67     N/A       N/A           1.23
-----------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Scudder Government & Agency Securities Portfolio
      (formerly Scudder Government Securities Portfolio)           4/7/00         0.75     N/A       N/A           5.33
-----------------------------------------------------------------------------------------------------------------------
   Scudder High Income Portfolio                                   6/7/00        22.81     N/A       N/A           3.61
-----------------------------------------------------------------------------------------------------------------------
   Scudder Small Cap Growth Portfolio                              4/7/00        31.02     N/A       N/A         -19.61
-----------------------------------------------------------------------------------------------------------------------
   SVS Dreman High Return Equity Portfolio                         4/7/00        30.01     N/A       N/A           8.63
-----------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------------------------
   WM Equity Income Fund                                           5/1/01        27.85     N/A       N/A           4.36
-----------------------------------------------------------------------------------------------------------------------
   WM Mid Cap Stock Fund                                           5/1/01        25.60     N/A       N/A           5.63
-----------------------------------------------------------------------------------------------------------------------
   WM Small Cap Growth Fund (formerly WM Small Cap Stock
      Fund)                                                        5/1/01        68.48     N/A       N/A          -6.91
-----------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
  WM SAM Balanced Portfolio                                        9/3/02        20.67     N/A       N/A          17.02
-----------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Balanced Portfolio                           9/3/02        15.12     N/A       N/A          13.27
-----------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Growth Portfolio                             9/3/02        26.50     N/A       N/A          20.92
-----------------------------------------------------------------------------------------------------------------------
  WM SAM Flexible Income Portfolio                                 9/3/02        11.36     N/A       N/A          10.63
-----------------------------------------------------------------------------------------------------------------------
  WM SAM Strategic Growth Portfolio                                9/3/02        30.84     N/A       N/A          23.81
-----------------------------------------------------------------------------------------------------------------------



        NON-STANDARD SUBACCOUNT TOTAL RETURNS AS OF DECEMBER 31, 2003 (1)
   WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME
                                   BENEFIT(4)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


                                                                 Subaccount     1 Year   5 Year    10 Year       Life of
SUBACCOUNT                                                       Start Date       (%)      (%)       (%)      Subaccount (%)
----------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
----------------------------------------------------------------------------------------------------------------------------

        NON-STANDARD SUBACCOUNT TOTAL RETURNS AS OF DECEMBER 31, 2003 (1)
   WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME
                                   BENEFIT(4)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)



                                                                 Subaccount     1 Year   5 Year    10 Year       Life of
SUBACCOUNT                                                       Start Date       (%)      (%)       (%)      Subaccount (%)
----------------------------------------------------------------------------------------------------------------------------
   Calvert Social Small Cap Growth Portfolio                       5/1/01        37.22     N/A       N/A           3.82
-----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Developing Leaders Portfolio                                    5/1/01        29.13     N/A       N/A          -0.66
-----------------------------------------------------------------------------------------------------------------------
   Quality Bond Portfolio                                          5/1/01         2.99     N/A       N/A           3.77
-----------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES)                                                      5/1/01        23.62     N/A       N/A         -11.93
-----------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Growth Portfolio                                   5/1/01        30.54     N/A       N/A          -9.07
-----------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Index 500 Portfolio                                5/1/01        26.10     N/A       N/A          -5.13
-----------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Mid Cap Portfolio                                  5/1/01        36.18     N/A       N/A           8.34
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Fund                                         5/1/01        34.93     N/A       N/A          -4.86
-----------------------------------------------------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund                    8/4/00        50.42     N/A       N/A           3.14
-----------------------------------------------------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund                          5/1/01        29.72     N/A       N/A           3.92
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Capital Growth Fund                               5/1/01        21.64     N/A       N/A          -8.22
-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs CORE(SM) Small Cap Equity Fund                    5/1/01        43.54     N/A       N/A           7.60
-----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value Fund                                5/1/01        26.21     N/A       N/A           8.79
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Balanced Portfolio (Service Shares)                 5/1/01        11.78     N/A       N/A          -0.73
-----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Capital Appreciation Portfolio (Institutional
      Shares)                                                      4/7/00        18.49     N/A       N/A         -14.62
-----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)           5/1/01        32.49     N/A       N/A         -11.67
-----------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
-----------------------------------------------------------------------------------------------------------------------
   PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)
      (formerly PIMCO Foreign Bond Portfolio)                      6/7/00         0.51     N/A       N/A           4.57
-----------------------------------------------------------------------------------------------------------------------
   PIMCO Low Duration Portfolio                                   5/15/00         0.59     N/A       N/A           4.65
-----------------------------------------------------------------------------------------------------------------------

        NON-STANDARD SUBACCOUNT TOTAL RETURNS AS OF DECEMBER 31, 2003 (1)
   WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME
                                   BENEFIT(4)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)



                                                                 Subaccount     1 Year   5 Year    10 Year       Life of
SUBACCOUNT                                                       Start Date       (%)      (%)       (%)      Subaccount (%)
----------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Scudder Bond Portfolio                                         5/15/00         3.26     N/A       N/A           6.07
-----------------------------------------------------------------------------------------------------------------------
   Scudder Global Discovery Portfolio                              5/1/01        46.58     N/A       N/A          -1.21
-----------------------------------------------------------------------------------------------------------------------
   Scudder Growth and Income Portfolio                             4/7/00        24.59     N/A       N/A          -6.75
-----------------------------------------------------------------------------------------------------------------------
   Scudder International Portfolio                                 4/7/00        25.59     N/A       N/A         -14.69
-----------------------------------------------------------------------------------------------------------------------
   Scudder Money Market Portfolio (3)                              6/7/00        -0.92     N/A       N/A           0.98
-----------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
-----------------------------------------------------------------------------------------------------------------------
   Scudder Government & Agency Securities Portfolio
      (formerly Scudder Government Securities Portfolio)           4/7/00         0.50     N/A       N/A           5.07
-----------------------------------------------------------------------------------------------------------------------
   Scudder High Income Portfolio                                   6/7/00        22.51     N/A       N/A           3.35
-----------------------------------------------------------------------------------------------------------------------
   Scudder Small Cap Growth Portfolio                              4/7/00        30.69     N/A       N/A         -19.81
-----------------------------------------------------------------------------------------------------------------------
   SVS Dreman High Return Equity Portfolio                         4/7/00        29.69     N/A       N/A           8.36
-----------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------------------------
   WM Equity Income Fund                                           5/1/01        27.54     N/A       N/A           4.10
-----------------------------------------------------------------------------------------------------------------------
   WM Mid Cap Stock Fund                                           5/1/01        25.29     N/A       N/A           5.37
-----------------------------------------------------------------------------------------------------------------------
   WM Small Cap Growth Fund (formerly WM Small Cap Stock
      Fund)                                                        5/1/01        68.07     N/A       N/A          -7.14
-----------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
   WM SAM Balanced Portfolio                                       9/3/02        20.38     N/A       N/A          16.73
-----------------------------------------------------------------------------------------------------------------------
   WM SAM Conservative Balanced Portfolio                          9/3/02        14.84     N/A       N/A          12.99
-----------------------------------------------------------------------------------------------------------------------
   WM SAM Conservative Growth Portfolio                            9/3/02        26.19     N/A       N/A          20.62
-----------------------------------------------------------------------------------------------------------------------
   WM SAM Flexible Income Portfolio                                9/3/02        11.09     N/A       N/A          10.36
-----------------------------------------------------------------------------------------------------------------------
   WM SAM Strategic Growth Portfolio                               9/3/02        30.51     N/A       N/A          23.51
-----------------------------------------------------------------------------------------------------------------------


------------------------------------


(1) Non-Standard total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, but (4) not any Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.0935% based on an average account

Value of $32,089 on 12/31/2003. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.


(2) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(3) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.





(4) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.


TIME PERIODS BEFORE THE DATE THE VARIABLE ACCOUNT COMMENCED OPERATIONS

         The variable account may also disclose non-standardized total return for time periods before the variable account commenced operations. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the subaccounts under the Contract.

TABLES OF ADJUSTED HISTORIC TOTAL RETURN QUOTATIONS


         The tables below set out the adjusted historic total returns for the portfolios for various periods as of December 31, 2003. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the subaccounts under the Contract.


                                     TABLE 1


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2003 (1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN (2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                  Portfolio     1 Year   5 Year    10 Year        Life of
PORTFOLIO                                                        Start Date       (%)      (%)        (%)      Portfolio (%)
----------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
----------------------------------------------------------------------------------------------------------------------------
   Calvert Social Small Cap Growth Portfolio                       3/15/95       31.36     6.82       N/A           6.19
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
----------------------------------------------------------------------------------------------------------------------------
   Developing Leaders Portfolio                                    8/31/90       23.22     4.65      8.20          23.10
----------------------------------------------------------------------------------------------------------------------------
   Quality Bond Portfolio                                          8/31/90       -2.59     3.88      4.70           6.36
----------------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES) 3                                                    10/7/93       17.69    -6.41      6.63           7.17
----------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)(4)
----------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Growth Portfolio                                   10/9/86       24.64    -3.33      8.14          10.11
----------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Index 500 Portfolio                                8/27/92       20.18    -3.04      9.18           9.35
----------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Mid Cap Portfolio                                 12/28/98       30.32    17.26       N/A          18.05
----------------------------------------------------------------------------------------------------------------------------

                                     TABLE 1


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2003 (1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN (2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                  Portfolio     1 Year   5 Year    10 Year        Life of
PORTFOLIO                                                        Start Date       (%)      (%)        (%)      Portfolio (%)
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)(5)
----------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Fund                                         11/1/95       29.05     4.83       N/A           8.25
----------------------------------------------------------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund                     3/4/96       44.62     5.97       N/A          -4.52
----------------------------------------------------------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund                          8/24/88       23.82     4.91      7.76           8.76
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Capital Growth Fund                               4/30/98       15.70    -3.20       N/A          -0.64
----------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs CORESM Small Cap Equity Fund                      2/13/98       37.71     7.27       N/A           4.28
----------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value Fund                                 5/1/98       20.30    10.33       N/A           6.16
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Balanced Portfolio (Service Shares)(6)              9/13/93        5.79     2.49     10.03          10.42
----------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Capital Appreciation Portfolio (Institutional
      Shares)                                                       5/1/97       12.53    -0.26       N/A          10.83
----------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)(6)        9/13/93       26.60    -4.10      6.57           8.05
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
----------------------------------------------------------------------------------------------------------------------------
   PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)
      (formerly PIMCO Foreign Bond Portfolio)                      2/16/99       -4.94     N/A        N/A           3.21
----------------------------------------------------------------------------------------------------------------------------
   PIMCO Low Duration Portfolio                                    2/16/99       -4.87     N/A        N/A           3.54
----------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
----------------------------------------------------------------------------------------------------------------------------
   Scudder Bond Portfolio                                          7/16/85       -2.34     3.59      4.53           6.29
----------------------------------------------------------------------------------------------------------------------------
   Scudder Global Discovery Portfolio                               5/1/96       40.76     5.25       N/A           7.78
----------------------------------------------------------------------------------------------------------------------------
   Scudder Growth and Income Portfolio                              5/2/94       18.66    -4.08       N/A           6.72
----------------------------------------------------------------------------------------------------------------------------
   Scudder International Portfolio                                  5/1/87       19.66    -4.57      2.33           5.10
----------------------------------------------------------------------------------------------------------------------------
   Scudder Money Market Portfolio(7)                               7/16/85       -6.29     1.48      2.95           3.73
----------------------------------------------------------------------------------------------------------------------------

                                     TABLE 1


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2003 (1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN (2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                  Portfolio     1 Year   5 Year    10 Year        Life of
PORTFOLIO                                                        Start Date       (%)      (%)        (%)      Portfolio (%)
----------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
----------------------------------------------------------------------------------------------------------------------------
   Scudder Government & Agency Securities Portfolio
      (formerly Scudder Government Securities Portfolio)            9/3/87       -4.95     3.86      4.96           5.90
----------------------------------------------------------------------------------------------------------------------------
   Scudder High Income Portfolio                                    4/6/82       16.57     1.55      4.54           9.19
----------------------------------------------------------------------------------------------------------------------------
   Scudder Small Cap Growth Portfolio                               5/2/94       24.80    -7.25       N/A           6.55
----------------------------------------------------------------------------------------------------------------------------
   SVS Dreman High Return Equity Portfolio                          5/4/98       23.79     3.02       N/A           3.18
----------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
----------------------------------------------------------------------------------------------------------------------------
   WM Equity Income Fund                                           4/28/98       21.62     5.94       N/A           5.70
----------------------------------------------------------------------------------------------------------------------------
   WM Mid Cap Stock Fund                                            5/1/00       19.36     N/A        N/A           9.19
----------------------------------------------------------------------------------------------------------------------------
   WM Small Cap Growth Fund (formerly WM Small Cap Stock
      Fund)                                                        1/12/94       62.36     1.62       N/A           6.77
----------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------
  WM SAM Balanced Portfolio                                        11/5/01       14.43     N/A        N/A           3.05
----------------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Balanced Portfolio                           11/5/01        8.86     N/A        N/A           3.31
----------------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Growth Portfolio                             11/5/01       20.27     N/A        N/A           2.34
----------------------------------------------------------------------------------------------------------------------------
  WM SAM Flexible Income Portfolio                                 11/5/01        5.10     N/A        N/A           3.48
----------------------------------------------------------------------------------------------------------------------------
  WM SAM Strategic Growth Portfolio                                11/5/01       24.62     N/A        N/A           1.74
----------------------------------------------------------------------------------------------------------------------------

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2003(1)
      WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT
                                INCOME BENEFIT(9)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                  Portfolio     1 Year   5 Year   10 Year         Life of
PORTFOLIO                                                        Start Date       (%)      (%)       (%)       Portfolio (%)
----------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
----------------------------------------------------------------------------------------------------------------------------
   Calvert Social Small Cap Growth Portfolio                       3/15/95       31.02     6.55      N/A            5.93
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
----------------------------------------------------------------------------------------------------------------------------
   Developing Leaders Portfolio                                    8/31/90       22.91     4.38     7.93           22.79
----------------------------------------------------------------------------------------------------------------------------
   Quality Bond Portfolio                                          8/31/90       -2.84     3.61     4.44            6.09
----------------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES)(3)                                                   10/7/93       17.38    -6.65     6.36            6.90
----------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)(4)
----------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Growth Portfolio                                   10/9/86       24.31    -3.57     7.87            9.83
----------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Index 500 Portfolio                                8/27/92       19.87    -3.28     8.91            9.08
----------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Mid Cap Portfolio                                 12/28/98       29.98    16.97      N/A           17.75
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)(5)
----------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Fund                                         11/1/95       28.72     4.56      N/A            7.97
----------------------------------------------------------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund                     3/4/96       44.25     5.70      N/A           -4.76
----------------------------------------------------------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund                          8/24/88       23.50     4.64     7.49            8.49
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Capital Growth Fund                               4/30/98       15.39    -3.44      N/A           -0.89
----------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs CORE(SM) Small Cap Equity Fund                    2/13/98       37.36     7.00      N/A            4.01
----------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value Fund                                 5/1/98       19.98    10.05      N/A            5.89
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Balanced Portfolio (Service Shares)(6)              9/13/93       5.52      2.22     9.76           10.14
----------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Capital Appreciation Portfolio (Institutional
      Shares)                                                       5/1/97       12.24    -0.51      N/A           10.55
----------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)(6)        9/13/93       26.27    -4.34     6.30            7.78
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
----------------------------------------------------------------------------------------------------------------------------
   PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)
      (formerly PIMCO Foreign Bond Portfolio)                      2/16/99       -5.18     N/A       N/A            2.95
----------------------------------------------------------------------------------------------------------------------------
   PIMCO Low Duration Portfolio                                    2/16/99       -5.10     N/A       N/A            3.27
----------------------------------------------------------------------------------------------------------------------------

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2003(1)
      WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT
                                INCOME BENEFIT(9)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                  Portfolio     1 Year   5 Year   10 Year         Life of
PORTFOLIO                                                        Start Date       (%)      (%)       (%)       Portfolio (%)
----------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
----------------------------------------------------------------------------------------------------------------------------
   Scudder Bond Portfolio                                          7/16/85       -2.58     3.33     4.27           6.03
----------------------------------------------------------------------------------------------------------------------------
   Scudder Global Discovery Portfolio                               5/1/96       40.40     4.98      N/A           7.51
----------------------------------------------------------------------------------------------------------------------------
   Scudder Growth and Income Portfolio                              5/2/94       18.36    -4.31      N/A           6.46
----------------------------------------------------------------------------------------------------------------------------
   Scudder International Portfolio                                  5/1/87       19.35    -4.81     2.08           4.84
----------------------------------------------------------------------------------------------------------------------------
   Scudder Money Market Portfolio (7)                              7/16/85       -6.52     1.22     2.69           3.47
----------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
----------------------------------------------------------------------------------------------------------------------------
   Scudder Government & Agency Securities Portfolio
      (formerly Scudder Government Securities Portfolio)            9/3/87       -5.18     3.60     4.70           5.64
----------------------------------------------------------------------------------------------------------------------------
   Scudder High Income Portfolio                                    4/6/82       16.27     1.29     4.28           8.92
----------------------------------------------------------------------------------------------------------------------------
   Scudder Small Cap Growth Portfolio                               5/2/94       24.47    -7.48      N/A           6.29
----------------------------------------------------------------------------------------------------------------------------
   SVS Dreman High Return Equity Portfolio                          5/4/98       23.47     2.75      N/A           2.92
----------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES) (8)
----------------------------------------------------------------------------------------------------------------------------
   WM Equity Income Fund                                           4/28/98       21.31     5.67      N/A           5.43
----------------------------------------------------------------------------------------------------------------------------
   WM Mid Cap Stock Fund                                            5/1/00       19.05      N/A      N/A           8.91
----------------------------------------------------------------------------------------------------------------------------
   WM Small Cap Growth Fund (formerly WM Small Cap Stock
      Fund)                                                        1/12/94       61.94     1.36      N/A           6.51
----------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------
  WM SAM Balanced Portfolio                                        11/5/01       14.13      N/A      N/A           2.79
----------------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Balanced Portfolio                           11/5/01        8.58      N/A      N/A           3.04
----------------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Growth Portfolio                             11/5/01       19.96      N/A      N/A           2.08
----------------------------------------------------------------------------------------------------------------------------
  WM SAM Flexible Income Portfolio                                 11/5/01        4.82      N/A      N/A           3.21
----------------------------------------------------------------------------------------------------------------------------
  WM SAM Strategic Growth Portfolio                                11/5/01       24.29      N/A      N/A           1.48
----------------------------------------------------------------------------------------------------------------------------

      ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2003 (1)
      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
                                INCOME BENEFIT(9)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)



                                                                  Portfolio     1 Year   5 Year   10 Year         Life of
PORTFOLIO                                                        Start Date       (%)      (%)       (%)       Portfolio (%)
----------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
----------------------------------------------------------------------------------------------------------------------------
   Calvert Social Small Cap Growth Portfolio                       3/15/95       30.68     6.27      N/A            5.66
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
----------------------------------------------------------------------------------------------------------------------------
   Developing Leaders Portfolio                                    8/31/90       22.59     4.11     7.66           22.48
----------------------------------------------------------------------------------------------------------------------------
   Quality Bond Portfolio                                          8/31/90       -3.07     3.34     4.18            5.82
----------------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES)(3)                                                   10/7/93       17.08    -6.88     6.09            6.64
----------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)(4)
----------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Growth Portfolio                                   10/9/86       23.99    -3.81     7.60            9.56
----------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Index 500 Portfolio                                8/27/92       19.56    -3.52     8.63            8.80
----------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Mid Cap Portfolio                                 12/28/98       29.64    16.67      N/A           17.45
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)(5)
----------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Fund                                         11/1/95       28.38     4.29      N/A            7.70
----------------------------------------------------------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund                     3/4/96       43.88     5.44      N/A           -4.99
----------------------------------------------------------------------------------------------------------------------------
   Templeton Global Asset Allocation fund                          8/24/88       23.18     4.37      7.21           8.21
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Capital Growth Fund                               4/30/98       15.09    -3.69      N/A           -1.14
----------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs CORE(SM) Small Cap Equity Fund                    2/13/98       37.00     6.72      N/A            3.74
----------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value Fund                                 5/1/98       19.67     9.77      N/A            5.62
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Balanced Portfolio (Service Shares)(6)              9/13/93        5.24     1.96     9.48            9.86
----------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Capital Appreciation Portfolio (Institutional
      Shares)                                                       5/1/97       11.95    -0.75      N/A           10.28
----------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)(6)        9/13/93       25.94    -4.58     6.03            7.50
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
----------------------------------------------------------------------------------------------------------------------------
   PIMCO Foreign Bond  Portfolio (U.S. Dollar-Hedged)
      (formerly PIMCO Foreign Bond Portfolio)                      2/16/99       -5.41     N/A       N/A            2.68
----------------------------------------------------------------------------------------------------------------------------

      ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2003 (1)
      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
                                INCOME BENEFIT(9)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)



                                                                  Portfolio     1 Year   5 Year   10 Year         Life of
PORTFOLIO                                                        Start Date       (%)      (%)       (%)       Portfolio (%)
----------------------------------------------------------------------------------------------------------------------------
   PIMCO Low Duration Portfolio                                    2/16/99       -5.34     N/A       N/A           3.01
----------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
----------------------------------------------------------------------------------------------------------------------------
   Scudder Bond Portfolio                                          7/16/85       -2.82     3.06     4.01           5.77
----------------------------------------------------------------------------------------------------------------------------
   Scudder Global Discovery Portfolio                               5/1/96       40.04     4.71      N/A           7.24
----------------------------------------------------------------------------------------------------------------------------
   Scudder Growth and Income Portfolio                              5/2/94       18.05    -4.55      N/A           6.20
----------------------------------------------------------------------------------------------------------------------------
   Scudder International Portfolio                                  5/1/87       19.04    -5.04     1.83           4.58
----------------------------------------------------------------------------------------------------------------------------
   Scudder Money Market Portfolio(7)                               7/16/85       -6.75     0.97     2.44           3.22
----------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
----------------------------------------------------------------------------------------------------------------------------
   Scudder Government & Agency Securities Portfolio
      (formerly Scudder Government Securities Portfolio)            9/3/87       -5.41     3.33     4.44           5.38
----------------------------------------------------------------------------------------------------------------------------
   Scudder High Income Portfolio                                    4/6/82       15.96     1.04     4.02           8.65
----------------------------------------------------------------------------------------------------------------------------
   Scudder Small Cap Growth Portfolio                               5/2/94       24.15    -7.71      N/A           6.02
----------------------------------------------------------------------------------------------------------------------------
   SVS Dreman High Return Equity Portfolio                          5/4/98       23.15     2.49      N/A           2.66
----------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
----------------------------------------------------------------------------------------------------------------------------
   WM Equity Income Fund                                           4/28/98       20.99     5.39      N/A           5.16
----------------------------------------------------------------------------------------------------------------------------
   WM Mid Cap Stock Fund                                            5/1/00       18.74      N/A      N/A           8.63
----------------------------------------------------------------------------------------------------------------------------
   WM Small Cap Growth Fund (formerly WM Small Cap Stock
      Fund)                                                        1/12/94       61.53     1.11      N/A           6.24
----------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------
  WM SAM Balanced Portfolio                                        11/5/01       13.83     N/A       N/A           2.53
----------------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Balanced Portfolio                           11/5/01        8.29     N/A       N/A           2.78
----------------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Growth Portfolio                             11/5/01       19.65     N/A       N/A           1.83
----------------------------------------------------------------------------------------------------------------------------
  WM SAM Flexible Income Portfolio                                 11/5/01        4.55     N/A       N/A           2.94
----------------------------------------------------------------------------------------------------------------------------
  WM SAM Strategic Growth Portfolio                                11/5/01       23.97     N/A       N/A           1.23
----------------------------------------------------------------------------------------------------------------------------

      ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2003 (1)
      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
                                INCOME BENEFIT(9)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


----------------------

(1) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.0935% based on an average account value of $32,089 on 12/31/2003. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.


(2) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Otherwise, total returns would have been lower.


(3) The performance of the Dreyfus VIF portfolios and the Dreyfus Socially Responsible Growth Fund, Inc. reflects the performance of each portfolio's Service Class Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/00) until 12/31/03, and the performances of the Initial Class shares of each portfolio from their inception (8/31/90, 8/31/90, and 10/7/93, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.



(4) The performance of the Fidelity VIP portfolios reflects the performance of each portfolio's Service Class shares (12b-1 fee of 0.10% deducted) from their inception (11/3/97, 7/7/00, and 12/28/98, respectively) until 12/31/03, and the performance of the Initial Class of shares from their inception (10/9/86, 8/27/92, and 12/28/98, respectively) until the inception of the Service Class shares, adjusted to deduct the 12b-1 fee of 0.10%.



(5) The performance of the Franklin Templeton VIP Funds reflects the performance of each portfolio's Class 2 shares (12b-1 fee of 0.25% deducted) from their inception (11/6/99, 5/1/97, and 5/1/97, respectively) until 12/31/03, and the performance of Class 1 shares from their inception (11/1/95, 8/24/88, and 3/4/96, respectively) until the inception of Class 2 shares, adjusted to deduct the 12b-1 fee of 0.25%.



(6) The performance of the Janus Aspen Mid Cap Growth Portfolio and the Janus Balanced Portfolio reflects the performance of each portfolio's Service Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/99) until 12/31/03, and the performance of the Institutional Shares of each portfolio from their inception (9/13/93) until 12/31/99, adjusted to deduct the 12b-1 fees of 0.25%


(7) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

(8) The performance of the WM Variable Trust Funds reflect the performance of each Fund's Class 2 Shares (12b-1 fee of 0.25% deducted) from their inception (5/01/01) until 12/31/03, and the performance of Class 1 shares from their inception (4/28/98, 5/1/00 and 1/12/94, respectively) until 5/1/01, adjusted to deduct the 12b-1 fee of 0.25%.


(9) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.


                                     TABLE 2


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2003(1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                  Portfolio     1 Year   5 Year   10 Year        Life of
PORTFOLIO                                                        Start Date       (%)      (%)       (%)      Portfolio (%)
---------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------
   Calvert Social Small Cap Growth Portfolio                       3/15/95       37.90    7.40       N/A           6.19
---------------------------------------------------------------------------------------------------------------------------

                                     TABLE 2


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2003(1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                  Portfolio     1 Year   5 Year   10 Year        Life of
PORTFOLIO                                                        Start Date       (%)      (%)       (%)      Portfolio (%)
---------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
---------------------------------------------------------------------------------------------------------------------------
   Developing Leaders Portfolio                                    8/31/90       29.77     5.28     8.20          23.10
---------------------------------------------------------------------------------------------------------------------------
   Quality Bond Portfolio                                          8/31/90        3.50     4.53     4.70           6.36
---------------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES)(3)                                                   10/7/93       24.23    -5.75     6.63           7.17
---------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)(4)
---------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Growth Portfolio                                   10/9/86       31.18    -2.64     8.14          10.11
---------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Index 500 Portfolio                                8/27/92       26.72    -2.35     9.18           9.35
---------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Mid Cap Portfolio                                 12/28/98       36.86    17.67      N/A          18.34
---------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)(5)
---------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Fund                                         11/1/95       35.59     5.46      N/A           8.25
---------------------------------------------------------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund                     3/4/96       51.16     6.58      N/A          -4.52
---------------------------------------------------------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund                          8/24/88       30.36     5.53      7.76          8.76
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Capital Growth Fund                               4/30/98       22.24    -2.52      N/A          -0.18
---------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs CORE(SM) Small Cap Equity Fund                    2/13/98       44.25     7.85      N/A           4.68
---------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value Fund                                 5/1/98       26.84    10.85      N/A           6.55
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Balanced Portfolio (Service Shares)(6)              9/13/93       12.34     3.17     10.03         10.42
---------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Capital Appreciation Portfolio (Institutional
      Shares)                                                       5/1/97       19.07     0.44      N/A          10.99
---------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)(6)        9/13/93       33.14    -3.42      6.57          8.05
---------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
---------------------------------------------------------------------------------------------------------------------------

                                     TABLE 2


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2003(1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                  Portfolio     1 Year   5 Year   10 Year        Life of
PORTFOLIO                                                        Start Date       (%)      (%)       (%)      Portfolio (%)
---------------------------------------------------------------------------------------------------------------------------
   PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)
      (formerly PIMCO Foreign Bond Portfolio)                      2/16/99        1.00      N/A      N/A           3.90
---------------------------------------------------------------------------------------------------------------------------
   PIMCO Low Duration Portfolio                                    2/16/99        1.08      N/A      N/A           4.22
---------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I  (CLASS A SHARES)
---------------------------------------------------------------------------------------------------------------------------
   Scudder Bond Portfolio                                          7/16/85        3.77     4.25     4.53           6.29
---------------------------------------------------------------------------------------------------------------------------
   Scudder Global Discovery Portfolio                               5/1/96       47.30     5.87      N/A           7.78
---------------------------------------------------------------------------------------------------------------------------
   Scudder Growth and Income Portfolio                              5/2/94       25.21    -3.40      N/A           6.72
---------------------------------------------------------------------------------------------------------------------------
   Scudder International Portfolio                                  5/1/87       26.21    -3.90     2.33           5.10
---------------------------------------------------------------------------------------------------------------------------
   Scudder Money Market Portfolio(7)                               7/16/85       -0.43     2.19     2.95           3.73
---------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (CLASS A SHARE)
---------------------------------------------------------------------------------------------------------------------------
   Scudder Government & Agency Securities Portfolio
      (formerly Scudder Government Securities Portfolio)            9/3/87        1.00     4.51     4.96           5.90
---------------------------------------------------------------------------------------------------------------------------
   Scudder High Income Portfolio                                    4/6/82       23.11     2.26     4.54           9.19
---------------------------------------------------------------------------------------------------------------------------
   Scudder Small Cap Growth Portfolio                               5/2/94       31.34    -6.60      N/A           6.55
---------------------------------------------------------------------------------------------------------------------------
   SVS Dreman High Return Equity Portfolio                          5/4/98       30.33     3.69      N/A           3.62
---------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
---------------------------------------------------------------------------------------------------------------------------
   WM Equity Income Fund                                           4/28/98       28.17     6.54      N/A           6.09
---------------------------------------------------------------------------------------------------------------------------
   WM Mid Cap Stock Fund                                            5/1/00       25.91      N/A      N/A          10.20
---------------------------------------------------------------------------------------------------------------------------
   WM Small Cap Growth Fund (formerly WM Small Cap Stock
      Fund)                                                        1/12/94       68.90     2.33      N/A           6.77
---------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------
  WM SAM Balanced Portfolio                                        11/5/01       20.97      N/A      N/A           5.16
---------------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Balanced Portfolio                           11/5/01       15.40      N/A      N/A           5.42
---------------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Growth Portfolio                             11/5/01       26.81      N/A      N/A           4.44
---------------------------------------------------------------------------------------------------------------------------
  WM SAM Flexible Income Portfolio                                 11/5/01       11.64      N/A      N/A           5.58
---------------------------------------------------------------------------------------------------------------------------

                                     TABLE 2


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2003(1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                  Portfolio     1 Year   5 Year   10 Year        Life of
PORTFOLIO                                                        Start Date       (%)      (%)       (%)      Portfolio (%)
---------------------------------------------------------------------------------------------------------------------------
  WM SAM Strategic Growth Portfolio                                11/5/01       31.16     N/A       N/A           3.83
---------------------------------------------------------------------------------------------------------------------------



       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2003(1)
      WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT
                                INCOME BENEFIT(9)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                  Portfolio     1 Year   5 Year   10 Year        Life of
PORTFOLIO                                                        Start Date       (%)      (%)       (%)      Portfolio (%)
---------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------
   Calvert Social Small Cap Growth Portfolio                       3/15/95       37.56     7.14      N/A           5.93
---------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
---------------------------------------------------------------------------------------------------------------------------
   Developing Leaders Portfolio                                    8/31/90       29.45     5.02     7.93          22.79
---------------------------------------------------------------------------------------------------------------------------
   Quality Bond Portfolio                                          8/31/90        3.24     4.27     4.44           6.09
---------------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES)(3)                                                   10/7/93       23.92    -5.99     6.36           6.90
---------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)(4)
---------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Growth Portfolio                                   10/9/86       30.86    -2.89     7.87           9.83
---------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Index 500 Portfolio                                8/27/92       26.41    -2.60     8.91           9.08
---------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Mid Cap Portfolio                                 12/28/98       36.52    17.37      N/A          18.05
---------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)(5)
---------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Fund                                         11/1/95       35.26     5.20      N/A           7.97
---------------------------------------------------------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund                     3/4/96       50.79     6.31      N/A          -4.76
---------------------------------------------------------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund                          8/24/88       30.04     5.27     7.49           8.49
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Capital Growth Fund                               4/30/98       37.56     7.14      N/A           5.93
---------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs CORE(SM) Small Cap Equity Fund                    2/13/98       43.90     7.58      N/A           4.41
---------------------------------------------------------------------------------------------------------------------------

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2003(1)
      WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT
                                INCOME BENEFIT(9)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                  Portfolio     1 Year   5 Year   10 Year        Life of
PORTFOLIO                                                        Start Date       (%)      (%)       (%)      Portfolio (%)
---------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value Fund                                 5/1/98       26.53    10.57      N/A           6.28
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Balanced Portfolio (Service Shares)(6)              9/13/93       12.06     2.92     9.76          10.14
---------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Capital Appreciation Portfolio (Institutional
      Shares)                                                       5/1/97       18.78     0.19      N/A          10.72
---------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)(6)        9/13/93       32.81    -3.66     6.30           7.78
---------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
---------------------------------------------------------------------------------------------------------------------------
   PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)
      (formerly PIMCO Foreign Bond Portfolio)                      2/16/99        0.75      N/A      N/A           3.64
---------------------------------------------------------------------------------------------------------------------------
   PIMCO Low Duration Portfolio                                    2/16/99        0.83      N/A      N/A           3.96
---------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I  (CLASS A SHARES)
---------------------------------------------------------------------------------------------------------------------------
   Scudder Bond Portfolio                                          7/16/85        3.52     3.99     4.27           6.03
---------------------------------------------------------------------------------------------------------------------------
   Scudder Global Discovery Portfolio                               5/1/96       46.94     5.60      N/A           7.51
---------------------------------------------------------------------------------------------------------------------------
   Scudder Growth and Income Portfolio                              5/2/94       24.90    -3.64      N/A           6.46
---------------------------------------------------------------------------------------------------------------------------
   Scudder International Portfolio                                  5/1/87       25.90    -4.14     2.08           4.84
---------------------------------------------------------------------------------------------------------------------------
   Scudder Money Market Portfolio(7)                               7/16/85       -0.67     1.94     2.69           3.47
---------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
---------------------------------------------------------------------------------------------------------------------------
   Scudder Government & Agency Securities Portfolio
      (formerly Scudder Government Securities Portfolio)            9/3/87        0.75     4.26     4.70           5.64
---------------------------------------------------------------------------------------------------------------------------
   Scudder High Income Portfolio                                    4/6/82       22.81     2.01     4.28           8.92
---------------------------------------------------------------------------------------------------------------------------
   Scudder Small Cap Growth Portfolio                               5/2/94       31.02    -6.83      N/A           6.29
---------------------------------------------------------------------------------------------------------------------------
   SVS Dreman High Return Equity Portfolio                          5/4/98       30.01     3.44      N/A           3.36
---------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
---------------------------------------------------------------------------------------------------------------------------
   WM Equity Income Fund                                           4/28/98       27.85     6.28      N/A           5.83
---------------------------------------------------------------------------------------------------------------------------
   WM Mid Cap Stock Fund                                            5/1/00       25.60      N/A      N/A           9.93
---------------------------------------------------------------------------------------------------------------------------
   WM Small Cap Growth Fund (formerly WM Small Cap Stock
      Fund)                                                        1/12/94       68.48     2.08      N/A           6.51
---------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2003(1)
      WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT
                                INCOME BENEFIT(9)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                  Portfolio     1 Year   5 Year   10 Year        Life of
PORTFOLIO                                                        Start Date       (%)      (%)       (%)      Portfolio (%)
---------------------------------------------------------------------------------------------------------------------------
  WM SAM Balanced Portfolio                                        11/5/01       20.67     N/A       N/A           4.90
---------------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Balanced Portfolio                           11/5/01       15.12     N/A       N/A           5.16
---------------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Growth Portfolio                             11/5/01       26.50     N/A       N/A           4.18
---------------------------------------------------------------------------------------------------------------------------
  WM SAM Flexible Income Portfolio                                 11/5/01       11.36     N/A       N/A           5.32
---------------------------------------------------------------------------------------------------------------------------
  WM SAM Strategic Growth Portfolio                                11/5/01       30.84     N/A       N/A           3.57
---------------------------------------------------------------------------------------------------------------------------



       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2003(1)
      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
                                INCOME BENEFIT(9)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)



                                                                  Portfolio     1 Year   5 Year   10 Year        Life of
PORTFOLIO                                                        Start Date       (%)      (%)       (%)      Portfolio (%)
---------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------
   Calvert Social Small Cap Growth Portfolio                       3/15/95       37.22     6.87       N/A          5.66
---------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
---------------------------------------------------------------------------------------------------------------------------
   Developing Leaders Portfolio                                    8/31/90       29.13     4.76      7.66         22.48
---------------------------------------------------------------------------------------------------------------------------
   Quality Bond Portfolio                                          8/31/90        2.99     4.01      4.18          5.82
---------------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES)(3)                                                   10/7/93       23.62    -6.22      6.09          6.64
---------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)(4)
---------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Growth Portfolio                                   10/9/86       30.54    -3.13      7.60          9.56
---------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Index 500 Portfolio                                8/27/92       26.10    -2.84      8.63          8.80
---------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Mid Cap Portfolio                                 12/28/98       36.18    17.08       N/A         17.75
---------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)(5)
---------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Fund                                         11/1/95       34.93     4.93       N/A          7.70
---------------------------------------------------------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund                     3/4/96       50.42     6.05       N/A         -4.99
---------------------------------------------------------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund                          8/24/88       29.72     5.01      7.21          8.21
---------------------------------------------------------------------------------------------------------------------------

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2003(1)
      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
                                INCOME BENEFIT(9)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)



                                                                  Portfolio     1 Year   5 Year   10 Year        Life of
PORTFOLIO                                                        Start Date       (%)      (%)       (%)      Portfolio (%)
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Capital Growth Fund                               4/30/98       21.64    -3.00      N/A          -0.68
---------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs CORE(SM) Small Cap Equity Fund                    2/13/98       43.54     7.31      N/A           4.15
---------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value Fund                                 5/1/98       26.21    10.29      N/A           6.01
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Balanced Portfolio (Service Shares)(6)              9/13/93       11.78     2.66     9.48           9.86
---------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Capital Appreciation Portfolio (Institutional
      Shares)                                                       5/1/97       18.49    -0.05      N/A          10.45
---------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)(6)        9/13/93       32.49    -3.90     6.03           7.50
---------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
---------------------------------------------------------------------------------------------------------------------------
   PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)
      (formerly PIMCO Foreign Bond Portfolio)                      2/16/99        0.51      N/A      N/A           3.39
---------------------------------------------------------------------------------------------------------------------------
   PIMCO Low Duration Portfolio                                    2/16/99        0.59      N/A      N/A           3.70
---------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I
---------------------------------------------------------------------------------------------------------------------------
   Scudder Bond Portfolio                                          7/16/85        3.26     3.74     4.01           5.77
---------------------------------------------------------------------------------------------------------------------------
   Scudder Global Discovery Portfolio                               5/1/96       46.58     5.34      N/A           7.24
---------------------------------------------------------------------------------------------------------------------------
   Scudder Growth and Income Portfolio                              5/2/94       24.59    -3.88      N/A           6.20
---------------------------------------------------------------------------------------------------------------------------
   Scudder International Portfolio                                  5/1/87       25.59    -4.37     1.83           4.58
---------------------------------------------------------------------------------------------------------------------------
   Scudder Money Market Portfolio(7)                               7/16/85       -0.92     1.69     2.44           3.22
---------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
---------------------------------------------------------------------------------------------------------------------------
   Scudder Government & Agency Securities Portfolio
      (formerly Scudder Government Securities Portfolio)            9/3/87        0.50     4.00     4.44           5.38
---------------------------------------------------------------------------------------------------------------------------
   Scudder High Income Portfolio                                    4/6/82       22.51     1.76     4.02           8.65
---------------------------------------------------------------------------------------------------------------------------
   Scudder Small Cap Growth Portfolio                               5/2/94       30.69    -7.06      N/A           6.02
---------------------------------------------------------------------------------------------------------------------------
   SVS Dreman High Return Equity Portfolio                          5/4/98       29.69     3.18      N/A           3.11
---------------------------------------------------------------------------------------------------------------------------

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2003(1)
      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
                                INCOME BENEFIT(9)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)



                                                                  Portfolio     1 Year   5 Year   10 Year        Life of
PORTFOLIO                                                        Start Date       (%)      (%)       (%)      Portfolio (%)
---------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
---------------------------------------------------------------------------------------------------------------------------
   WM Equity Income Fund                                           4/28/98       27.54    6.01       N/A           5.56
---------------------------------------------------------------------------------------------------------------------------
   WM Mid Cap Stock Fund                                            5/1/00       25.29     N/A       N/A           9.65
---------------------------------------------------------------------------------------------------------------------------
   WM Small Cap Growth Fund (formerly WM Small Cap Stock
      Fund)                                                        1/12/94       68.07    1.82       N/A           6.24
---------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------
  WM SAM Balanced Portfolio                                        11/5/01       20.38     N/A       N/A           4.64
---------------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Balanced Portfolio                           11/5/01       14.84     N/A       N/A           4.89
---------------------------------------------------------------------------------------------------------------------------
  WM SAM Conservative Growth Portfolio                             11/5/01       26.19     N/A       N/A           3.92
---------------------------------------------------------------------------------------------------------------------------
  WM SAM Flexible Income Portfolio                                 11/5/01       11.09     N/A       N/A           5.06
---------------------------------------------------------------------------------------------------------------------------
  WM SAM Strategic Growth Portfolio                                11/5/01       30.51     N/A       N/A           3.31
---------------------------------------------------------------------------------------------------------------------------


--------------------


(1) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.0935% based on an average account value of $32,089 on 12/31/2003. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.


(2) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Otherwise, total returns would have been lower.


(3) The performance of the Dreyfus VIF portfolios and the Dreyfus Socially Responsible Growth Fund, Inc. reflects the performance of each portfolio's Service Class Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/00) until 12/31/03, and the performances of the Initial Class shares of each portfolio from their inception (8/31/90, 8/31/90, and 10/7/93, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.



(4) The performance of the Fidelity VIP portfolios reflects the performance of each portfolio's Service Class shares (12b-1 fee of 0.10% deducted) from their inception (11/3/97, 7/7/00, and 12/28/98, respectively) until 12/31/03, and the performance of the Initial Class of shares from their inception (10/9/86, 8/27/92, and 12/28/98, respectively) until the inception of the Service Class shares, adjusted to deduct the 12b-1 fee of 0.10%.



(5) The performance of the Franklin Templeton VIP Funds reflects the performance of each portfolio's Class 2 shares (12b-1 fee of 0.25% deducted) from their inception (11/6/99, 5/1/97, and 5/1/97, respectively) until 12/31/03, and the performance of Class 1 shares from their inception (11/1/95, 8/24/88, and 3/4/96, respectively) until the inception of Class 2 shares, adjusted to deduct the 12b-1 fee of 0.25%.



(6) The performance of the Janus Aspen Mid Cap Growth Portfolio and the Janus Balanced Portfolio reflects the performance of each portfolio's Service Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/99) until 12/31/03, and the performance of the Institutional Shares of each portfolio from their inception (9/13/93) until 12/31/99, adjusted to deduct the 12b-1 fees of 0.25%


(7) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.


(8) The performance of the WM Variable Trust Funds reflects the performance of each Fund's Class 2 Shares (12b-1 fee of 0.25% deducted) from their inception (5/01/01) until 12/31/03, and the performance of Class 1 shares from their inception (4/28/98, 5/1/00 and 1/12/94, respectively) until 5/1/01, adjusted to deduct the 12b-1 fee of 0.25%.

(9) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.


                              NET INVESTMENT FACTOR

         The net investment factor is an index that measures the investment performance of a subaccount from one business day to the next. Each subaccount has its own net investment factor, which may be greater or less than one. The net investment factor for each subaccount equals the fraction obtained by dividing (X) by (Y) minus (Z) where:

         (X)      is the net result of:

                  1. the net asset value per portfolio share held in the subaccount at the end of the current business day; plus

                  2. the per share amount of any dividend or capital gain distribution on portfolio shares held in the subaccount during the current business day; less

                  3. the per share amount of any capital loss, realized or unrealized, on portfolio shares held in the subaccount during the current business day.

         (Y) equals the net asset value per portfolio share held in the subaccount as of the end of the immediately preceding business day.

         (Z) equals charges and fees deducted from the subaccount. These consist of:

                  1. the percentage charge for mortality and expense risk on that business day;

                  2. the percentage charge for administrative costs on that business day; and

                  3. the percentage charge for any other charges, fees and expenses for riders, endorsements, or supplemental benefits attached to your Contract, including the Guaranteed Minimum Death Benefit Rider and the Guaranteed Retirement Income Benefit Rider.

                         CONDENSED FINANCIAL INFORMATION


         The following tables of condensed financial information show accumulation unit values corresponding to the middle level of Variable Account Annual Expenses (1.40%) for each subaccount for the period since the subaccount started operation. An accumulation unit value is the unit we use to calculate the value of your interest in a subaccount. Tables for other sets of accumulation unit values that reflect the highest and lowest levels of the Variable Account Annual Expenses available under the Contract are found in Appendix A to the prospectus. The accumulation unit value does not reflect the deduction of charges such as the Record Maintenance Charge or Surrender Charge that we subtract from your Contract Value by redeeming units. The data used in the table is obtained from the audited financial statement of the variable account that can be found in this SAI.



  ONE OPTIONAL BENEFIT ELECTED (EITHER THE GUARANTEED MINIMUM DEATH BENEFIT OR
                   THE GUARANTEED RETIREMENT INCOME BENEFIT(1))
        (Total Variable Account Annual Charges of 1.40% of the daily net assets of the subaccount)


    Calvert Variable Series, Inc.: Calvert Social Small Cap Growth Portfolio


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                 8.22                              11.31                                21,095
--------------------------------------------------------------------------------------------------------------
2002                10.76                               8.22                                17,014
--------------------------------------------------------------------------------------------------------------
2001*               10.14                              10.76                                 1,192
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 5/1/01.

         Dreyfus Variable Investment Fund: Developing Leaders Portfolio
                             (Service Class Shares)





         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                  7.70                              9.97                               106,947
--------------------------------------------------------------------------------------------------------------
2002                  9.67                              7.70                                75,947
--------------------------------------------------------------------------------------------------------------
2001*                10.05                              9.67                                18,825
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 5/1/01.

Dreyfus Variable Investment Fund: Quality Bond Portfolio (Service Class Shares)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                  10.81                            11.17                               100,965
--------------------------------------------------------------------------------------------------------------
2002                  10.20                            10.81                                66,485
--------------------------------------------------------------------------------------------------------------
2001*                 10.03                            10.20                                34,711
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 5/1/01.

    The Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                   5.89                             7.31                              3,530
--------------------------------------------------------------------------------------------------------------
2002                   8.43                             5.89                              1,079
--------------------------------------------------------------------------------------------------------------
2001*                 10.16                             8.43                                386
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 5/1/01.

----------------


(1) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.

Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Growth Portfolio
                             (Service Class Shares)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                  6.07                              7.95                               358,773
--------------------------------------------------------------------------------------------------------------
2002                  8.82                              6.07                               248,351
--------------------------------------------------------------------------------------------------------------
2001*                10.15                              8.82                                53,564
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 5/1/01.

    Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Index 500
                        Portfolio (Service Class Shares)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                    7.03                            8.89                             333,155
--------------------------------------------------------------------------------------------------------------
2002                    9.17                            7.03                             191,812
--------------------------------------------------------------------------------------------------------------
2001*                  10.13                            9.17                              50,245
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 5/1/01.

     Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Mid Cap
                        Portfolio (Service Class Shares)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                 9.18                              12.54                               93,911
--------------------------------------------------------------------------------------------------------------
2002                10.33                               9.18                               68,318
--------------------------------------------------------------------------------------------------------------
2001*               10.04                              10.33                               17,855
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 5/1/01.

  Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund
                                (Class 2 Shares)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                  6.60                              8.94                              70,358
--------------------------------------------------------------------------------------------------------------
2002                  9.39                              6.60                              38,755
--------------------------------------------------------------------------------------------------------------
2001*                10.11                              9.39                               9,415
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 5/1/01.

   Franklin Templeton Variable Insurance Products Trust: Templeton Developing
                    Markets Securities Fund (Class 2 Shares)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                   6.19                             9.33                               9,052
--------------------------------------------------------------------------------------------------------------
2002                   6.28                             6.19                               7,779
--------------------------------------------------------------------------------------------------------------
2001                   6.93                             6.28                               7,945
--------------------------------------------------------------------------------------------------------------
2000*                  8.30                             6.93                               8,991
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 8/4/00.


  Franklin Templeton Variable Insurance Products Trust: Templeton Global Asset
                        Allocation Fund (Class 2 Shares)



         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                  8.66                              11.27                              12,119
--------------------------------------------------------------------------------------------------------------
2002                  9.19                               8.66                               6,158
--------------------------------------------------------------------------------------------------------------
2001*                10.08                               9.19                               1,126
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 5/1/01.

    Goldman Sachs Variable Insurance Trust: Goldman Sachs Capital Growth Fund


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                  6.68                               8.15                             325,133
--------------------------------------------------------------------------------------------------------------
2002                  8.95                               6.68                             194,438
--------------------------------------------------------------------------------------------------------------
2001*                10.15                               8.95                              43,753
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 5/1/01.

          Goldman Sachs Variable Insurance Trust: Goldman Sachs CORE(sm)
                              Small Cap Equity Fund


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                  8.59                              12.36                             1,145
--------------------------------------------------------------------------------------------------------------
2002                 10.24                               8.59                               831
--------------------------------------------------------------------------------------------------------------
2001*                10.08                              10.24                               167
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 5/1/01.

    Goldman Sachs Variable Insurance Trust: Goldman Sachs Mid Cap Value Fund


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                 10.00                             12.67                             156,935
--------------------------------------------------------------------------------------------------------------
2002                 10.64                             10.00                             111,889
--------------------------------------------------------------------------------------------------------------
2001*                10.03                             10.64                              35,761
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 5/1/01.

       Janus Aspen Series: Janus Aspen Balanced Portfolio (Service Shares)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                    8.89                            9.97                              66,359
--------------------------------------------------------------------------------------------------------------
2002                    9.66                            8.89                              44,325
--------------------------------------------------------------------------------------------------------------
2001*                  10.07                            9.66                               2,794
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 5/1/01.

         Janus Aspen Series: Janus Aspen Capital Appreciation Portfolio
                             (Institutional Shares)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                     4.39                            5.22                              947,903
--------------------------------------------------------------------------------------------------------------
2002                     5.28                            4.39                              796,464
--------------------------------------------------------------------------------------------------------------
2001                     6.84                            5.28                              619,380
--------------------------------------------------------------------------------------------------------------
2000*                    9.30                            6.84                              175,932
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 4/7/00.


    Janus Aspen Series: Janus Aspen Mid Cap Growth Portfolio (Service Shares)



         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                      5.46                          7.26                                32,387
--------------------------------------------------------------------------------------------------------------
2002                      7.70                          5.46                                31,886
--------------------------------------------------------------------------------------------------------------
2001*                    10.01                          7.70                                23,490
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 5/1/01.

          PIMCO Variable Insurance Trust: PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (formerly PIMCO Foreign Bond Portfolio)
                         (Administrative Class Shares)




         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                  11.93                              12.03                              138,930
--------------------------------------------------------------------------------------------------------------
2002                  11.18                              11.93                               79,168
--------------------------------------------------------------------------------------------------------------
2001                  10.53                              11.18                               34,929
--------------------------------------------------------------------------------------------------------------
2000*                 10.13                              10.53                                1,720
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 6/7/00.


          PIMCO Variable Insurance Trust: PIMCO Low Duration Portfolio
                          (Administrative Class Shares)



         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                  11.80                              11.91                              256,517
--------------------------------------------------------------------------------------------------------------
2002                  11.18                              11.80                              194,773
--------------------------------------------------------------------------------------------------------------
2001                  10.53                              11.18                              112,293
--------------------------------------------------------------------------------------------------------------
2000*                  9.98                              10.53                                8,053
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 5/15/00.

       Scudder Variable Series I: Scudder Bond Portfolio (Class A Shares)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                 11.93                             12.36                               189,845
--------------------------------------------------------------------------------------------------------------
2002                 11.23                             11.93                               154,887
--------------------------------------------------------------------------------------------------------------
2001                 10.77                             11.23                               112,382
--------------------------------------------------------------------------------------------------------------
2000*                 9.86                             10.77                                11,600
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 5/15/00.

 Scudder Variable Series I: Scudder Global Discovery Portfolio (Class A Shares)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                  6.66                               9.80                               132,860
--------------------------------------------------------------------------------------------------------------
2002                  8.43                               6.66                                83,497
--------------------------------------------------------------------------------------------------------------
2001*                10.03                               8.43                                18,661
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 5/1/01.

 Scudder Variable Series I: Scudder Growth and Income Portfolio (Class A Shares)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                 6.23                                7.79                               213,540
--------------------------------------------------------------------------------------------------------------
2002                 8.22                                6.23                               234,880
--------------------------------------------------------------------------------------------------------------
2001                 9.39                                8.22                               243,408
--------------------------------------------------------------------------------------------------------------
2000*                9.98                                9.39                                65,137
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 4/7/00.

   Scudder Variable Series I: Scudder International Portfolio (Class A Shares)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                 4.32                               5.44                               424,284
--------------------------------------------------------------------------------------------------------------
2002                 5.37                               4.32                               319,487
--------------------------------------------------------------------------------------------------------------
2001                 7.87                               5.37                               130,622
--------------------------------------------------------------------------------------------------------------
2000*                9.72                               7.87                                18,493
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 4/7/00.

   Scudder Variable Series I: Scudder Money Market Portfolio (Class A Shares)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                 10.64                              10.58                              47,359
--------------------------------------------------------------------------------------------------------------
2002                 10.63                              10.64                              46,643
--------------------------------------------------------------------------------------------------------------
2001                 10.38                              10.63                              19,140
--------------------------------------------------------------------------------------------------------------
2000*                10.09                              10.38                               5,925
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 6/7/00.


  Scudder Variable Series II: Scudder Government & Agency Securities Portfolio
       (formerly Scudder Government Securities Portfolio) (Class A Shares)



         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                 12.22                              12.33                              204,115
--------------------------------------------------------------------------------------------------------------
2002                 11.47                              12.22                              199,213
--------------------------------------------------------------------------------------------------------------
2001                 10.82                              11.47                              144,984
--------------------------------------------------------------------------------------------------------------
2000*                10.12                              10.82                               12,478
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 4/7/00.


   Scudder Variable Series II: Scudder High Income Portfolio (Class A Shares)



         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                 9.05                               11.12                             156,162
--------------------------------------------------------------------------------------------------------------
2002                 9.20                                9.05                              98,458
--------------------------------------------------------------------------------------------------------------
2001                 9.09                                9.20                              27,721
--------------------------------------------------------------------------------------------------------------
2000*                9.77                                9.09                               1,892
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 6/7/00.

Scudder Variable Series II: Scudder Small Cap Growth Portfolio (Class A Shares)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                 2.98                                3.91                               62,833
--------------------------------------------------------------------------------------------------------------
2002                 4.54                                2.98                               56,979
--------------------------------------------------------------------------------------------------------------
2001                 6.47                                4.54                               50,573
--------------------------------------------------------------------------------------------------------------
2000*                8.79                                6.47                               25,641
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 4/7/00.

       Scudder Variable Series II: SVS Dreman High Return Equity Portfolio
                                (Class A Shares)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                 10.94                             14.23                              446,046
--------------------------------------------------------------------------------------------------------------
2002                 13.53                             10.94                              352,045
--------------------------------------------------------------------------------------------------------------
2001                 13.49                             13.53                              176,153
--------------------------------------------------------------------------------------------------------------
2000*                10.41                             13.49                               34,696
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 4/7/00.

            WM Variable Trust: WM Equity Income Fund (Class 2 Shares)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                   8.82                             11.29                              80,944
--------------------------------------------------------------------------------------------------------------
2002                  10.24                              8.82                              59,632
--------------------------------------------------------------------------------------------------------------
2001*                 10.05                             10.24                               7,672
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 5/1/01.

            WM Variable Trust: WM Mid Cap Stock Fund (Class 2 Shares)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                    9.30                             11.69                              60,041
--------------------------------------------------------------------------------------------------------------
2002                   10.54                              9.30                              49,232
--------------------------------------------------------------------------------------------------------------
2001*                  10.07                             10.54                              19,753
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 5/1/01.


 WM Variable Trust: WM Small Cap Growth Fund (formerly WM Small Cap Stock Fund)
                                (Class 2 Shares)



         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                    5.00                            8.42                               57,862
--------------------------------------------------------------------------------------------------------------
2002                    9.61                            5.00                               51,022
--------------------------------------------------------------------------------------------------------------
2001*                  10.17                            9.61                               11,224
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 5/1/01.

          WM Variable Trust: WM SAM Balanced Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                    10.05                           12.14                             357,490
--------------------------------------------------------------------------------------------------------------
2002*                    9.84                           10.05                              29,117
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 9/3/02.

   WM Variable Trust: WM SAM Conservative Balanced Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                   10.15                            11.70                                75,752
--------------------------------------------------------------------------------------------------------------
2002*                   9.90                            10.15                                   435
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 9/3/02.

    WM Variable Trust: WM SAM Conservative Growth Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                   9.92                              12.56                              307,633
--------------------------------------------------------------------------------------------------------------
2002*                  9.75                               9.92                               15,242
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 9/3/02.

      WM Variable Trust: WM SAM Flexible Income Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                 10.24                              11.42                             17,038
--------------------------------------------------------------------------------------------------------------
2002*                 9.97                              10.24                              3,059
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 9/3/02.

      WM Variable Trust: WM SAM Strategic Growth Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


         Accumulation unit value at the    Accumulation unit value at the      Number of accumulation units
             beginning of the period               end of the year          outstanding at the end of the year
--------------------------------------------------------------------------------------------------------------
2003                  9.83                              12.87                            199,785
--------------------------------------------------------------------------------------------------------------
2002*                 9.68                               9.83                              3,532
--------------------------------------------------------------------------------------------------------------


* Inception date of the subaccount was 9/3/02.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


         In the event of any substitution or change of the underlying portfolios, we may (by appropriate endorsement, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of owners and annuitants, and subject to any approvals that may be required under applicable law, the variable account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, it may be combined with other of our variable accounts, or the assets may be transferred to another variable account. In addition, we may, when permitted by law, restrict or eliminate any voting rights you have under the Contracts.


                          RESOLVING MATERIAL CONFLICTS

         The funds currently sell shares to registered separate accounts of insurance companies other than us to support other variable annuity contracts and variable life insurance contracts. In addition, our other separate accounts and separate accounts of other affiliated life insurance companies may purchase some of the funds to support other variable annuity or variable life insurance contracts. Moreover, qualified retirement plans may purchase shares of some of the funds. As a result, there is a possibility that an irreconcilable material conflict may arise between your interests as a Contract owner and the interests of persons owning other contracts investing in the same funds. There is also the possibility that a material conflict may arise between the interests of owners generally, or certain classes of owners, and participating qualified retirement plans or participants in such retirement plans.

         We currently do not foresee any disadvantages to you that would arise from the sale of fund shares to support variable life insurance contracts or variable annuity contracts of other companies or to qualified retirement plans. However, the management of each fund will monitor events related to its fund in order to identify any material irreconcilable conflicts that might possibly arise as a result of such fund offering its shares to support both variable life insurance contracts and variable annuity contracts, or support the variable life insurance contracts and/or variable annuity contracts issued by various affiliated and unaffiliated insurance companies. In addition, the management of the funds will monitor the funds in order to identify any material irreconcilable conflicts that might possibly arise as a result of the sale of its shares to qualified retirement plans, if applicable.

         In the event of such a conflict, the management of the appropriate fund would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that the response of the funds to any such conflict does not sufficiently protect you, then we will take our own appropriate action, including withdrawing the variable account's investment in such funds, as appropriate.

                                  VOTING RIGHTS

         We determine the number of votes you may cast by dividing your Contract Value in a subaccount by the net asset value per share of the portfolio in which that subaccount invests. We determine the number of votes available to you as of the same date that the fund establishes for determining shareholders eligible to vote at the relevant meeting of the portfolio's shareholders. We will solicit voting instructions by sending you written materials before the fund's meeting in accordance with the fund's procedures.


                      THIRD PARTY ADMINISTRATION AGREEMENT



         We have entered into a Master Administration Agreement (the "Agreement") with McCamish Systems, L.L.C. ("McCamish"), a limited liability company organized and existing under the laws of Georgia. McCamish has its principal business address at 6452 Powers Ferry Road, Third Floor, Atlanta, Georgia 30339. Under the Agreement, McCamish provides, at the Service Center, significant administrative services for the Contract and the Variable Account, including the processing of all premium payments, requests for transfers, partial withdrawals, and surrenders, and the calculation of accumulation unit values for each Contract and the variable account.


                     SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

         We hold the title to the assets of the variable account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account. We maintain records of all purchases and redemptions of portfolio shares held by each of the subaccounts. Additional protection for the assets of the variable account is provided by a blanket fidelity bond issued by Federal Insurance Company to Farmers Group, Inc., providing aggregate coverage of $30,000,000 (subject to a $1,000,000 deductible) for all officers and employees of Farmers Group, Inc.

                          DISTRIBUTION OF THE CONTRACTS


         The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.



         Farmers Financial Solutions, LLC ("FFS") serves as principal underwriter for the Contracts. FFS is a Nevada limited liability company and its home office is located at 2423 Galena Avenue, Simi Valley, California 93065. FFS is affiliated with Farmers through Farmers' parent that provides management-related services to the parent companies of FFS. FFS is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. FFS is a member of the Securities Investor Protection Corporation. FFS offers the Contracts through its sales representatives. Sales representatives with FFS are licensed as insurance agents in the state in which they do business and are appointed as our insurance agents.



         We pay
commissions to FFS for sales of the Contracts by its sales representatives as well as other selling firms. FFS received sales compensation with respect to the Contracts in the following amounts during the periods indicated:






                                       Aggregate Amount of Commissions
Fiscal      Aggregate Amount of     Retained by FFS After Payments to its
 year    Commissions Paid to FFS*   Registered Persons and Selling Firms
-------------------------------------------------------------------------
 2001         $ 2,417,908.35                       0
-------------------------------------------------------------------------
 2002         $ 3,777,099.37                       0
-------------------------------------------------------------------------
 2003         $ 4,472,165.67                       0
-------------------------------------------------------------------------



* Includes sales compensation paid to registered persons of FFS.



         FFS passes through commissions it receives and does not retain any portion of it in return for its services as principal underwriter for the Contracts.



         We may also pay for certain sales expenses of FFS: sales representative training materials; marketing materials and advertising expenses; and certain other expenses of distributing the Contracts. In addition, we contribute indirectly to the deferred compensation for sales representatives. FFS pays its sales representatives a portion of the commissions received for their sales of Contracts. Sales representatives and their managers are also eligible for various cash benefits, such as production incentive bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we and our affiliates may provide jointly with FFS.








                                  LEGAL MATTERS

         M. Douglas Close, Vice President and General Counsel, Farmers New World Life Insurance Company, has passed upon all matters relating to Washington law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts. Sutherland Asbill & Brennan LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

                                     EXPERTS


         The financial statements as of December 31, 2003 and 2002 and for each of the three years in the periods ended December 31, 2003 included in this Statement of Additional Information in the Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.





                                OTHER INFORMATION

         We have filed a registration statement with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. The Statement of Additional Information does not include all of the information set forth in the registration statement, amendments and exhibits. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS


         The audited balance sheets of Farmers New World Life Insurance Company as of December 31, 2003 and 2002, and the related statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003, as well as the Report of Independent Auditors, are contained herein. Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contracts.



         The audited financial statements for the Farmers Annuity Separate Account A as of December 31, 2003, and for the periods ended December 31, 2003 and 2002, as well as the Report of Independent Auditors, are contained herein.

INDEX TO FINANCIAL STATEMENTS



FARMERS NEW WORLD LIFE INSURANCE COMPANY
      Report of Independent Auditors
      Balance Sheets, December 31, 2003 and 2002
      Statements of Income For the Years Ended December 31, 2003, 2002 and 2001 Statements of Comprehensive Income For the Years Ended December 31, 2003, 2002, and 2001
      Statements of Stockholder's Equity For the Years Ended December 31,
      2003, 2002, and 2001
      Statements of Cash Flows For the Years Ended December 31, 2003, 2002, and 2001
      Notes to Financial Statements



FARMERS ANNUITY SEPARATE ACCOUNT A
      Report of Independent Auditors
      Statement of Assets and Liabilities, December 31, 2003
      Statement of Operations for the Periods Ended December 31, 2003 and 2002 Statement of Changes in Net Assets for the Periods Ended
      December 31, 2003 and 2002
      Notes to Financial Statements

FARMERS NEW WORLD LIFE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
FINANCIAL STATEMENTS
DECEMBER 31, 2003 AND 2002

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholder of Farmers New World Life Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, of comprehensive income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Farmers New World Life Insurance Company (a wholly owned subsidiary of Farmers Group, Inc.) (the "Company") at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
January 19, 2004
Seattle, Washington

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
BALANCE SHEETS
DECEMBER 31, 2003 AND 2002
(IN THOUSANDS OF DOLLARS)

                                                                                                        2003           2002
                                                                                                    -----------   --------------
ASSETS
Investments (Note 3)
       Bonds, classified as available-for-sale, at fair value (cost: $4,915,351 and $4,400,830)     $ 5,099,970   $    4,649,384
       Redeemable preferred stocks, classified as available-for-sale, at fair value (cost: $5,163
        and $6,896)                                                                                       5,235            6,186
       Nonredeemable preferred stocks, classified as available-for-sale, at fair value
        (cost: $10,346 and $10,346)                                                                      12,661           10,203
       Common stocks, classified as available-for-sale, at fair value (cost: $137,610 and
        $165,370)                                                                                       161,838          154,163
       Mortgage loans on real estate, at amortized cost, net of allowance for losses                      8,430            8,219
       Investment real estate, net of accumulated depreciation and allowance for losses                  75,148           78,240
       Surplus note and certificates of contribution of the P&C Group (Note 16)                         490,500          490,500
       Policy loans                                                                                     249,710          241,591
       Joint ventures (Note 4)                                                                            1,022            1,883
       S&P 500 call options, at fair value (cost: $38,218 and $37,951)                                    2,394            1,845
       Notes receivable                                                                                  22,000           22,435
                                                                                                    -----------   --------------
               Total investments                                                                      6,128,908        5,664,649
Cash and cash equivalents                                                                                25,903          188,610
Accrued investment income                                                                                69,813           66,911
Receivables from affiliates (Note 16)                                                                   763,864               41
Other receivables                                                                                       175,791          135,032
Deferred policy acquisition costs                                                                       650,443          580,195
Value of business acquired (Note 6)                                                                     239,293          254,510
Property and equipment, net of accumulated depreciation of $23,939 and $21,005                           18,447           21,156
Securities lending collateral (Note 7)                                                                   40,578          180,893
Other assets                                                                                              1,524            3,014
Separate accounts                                                                                       166,581           86,632
                                                                                                    -----------   --------------
               Total assets                                                                         $ 8,281,145   $    7,181,643
                                                                                                    ===========   ==============
LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals
       Future policy benefits                                                                       $ 4,500,914   $    4,191,202
       Policy claims                                                                                     64,900           40,656
                                                                                                    -----------   --------------
               Total policy liabilities and accruals                                                  4,565,814        4,231,858
                                                                                                    -----------   --------------
Other policy holder funds and dividends                                                                 353,472          329,880
                                                                                                    -----------   --------------
Accrued expenses and other liabilities
       Securities lending liability (Note 7)                                                             40,578          180,893
       Proceeds held-Securaccount                                                                        73,639           70,301
       Payable to affiliates (Note 16)                                                                  843,723           30,627
       Other liabilities                                                                                 71,332           92,563
       Separate accounts                                                                                166,581           86,632
                                                                                                    -----------   --------------
               Total accrued expenses and other liabilities                                           1,195,853          461,016
                                                                                                    -----------   --------------
Income taxes (Note 8)
       Current                                                                                           17,872                -
       Deferred                                                                                         158,148          180,839
                                                                                                    -----------   --------------
               Total income taxes                                                                       176,020          180,839
                                                                                                    -----------   --------------
               Total liabilities                                                                      6,291,159        5,203,593
                                                                                                    -----------   --------------
Commitments and contingencies (Notes 9 and 11)
Stockholder's equity
       Common stock ($1 par value - 25,000,000 shares authorized, 6,600,000 shares issued
        and outstanding at 2003 and 2002, respectively)                                                   6,600            6,600
       Additional paid-in capital                                                                       994,246          994,246
       Accumulated other comprehensive income, net of deferred tax expense of
        $56,187 and $58,471                                                                             104,347          108,589
       Retained earnings (Note 10)                                                                      884,793          868,615
                                                                                                    -----------   --------------
               Total stockholder's equity                                                             1,989,986        1,978,050
                                                                                                    -----------   --------------
               Total liabilities and stockholder's equity                                           $ 8,281,145   $    7,181,643
                                                                                                    ===========   ==============

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(IN THOUSANDS OF DOLLARS)

                                                                 2003              2002             2001
                                                              ---------         ---------        ----------
REVENUES
Net premiums earned (Note 11)                                 $ 179,020         $ 252,225         $ 274,844
Universal life and annuity policy charges                       228,876           223,677           218,258
Net investment income (Note 3)                                  342,230           343,315           331,378
Net realized investment gains (losses) (Note 3)                  21,094           (17,201)           41,319
Impairment losses on investments (Note 3)                       (31,279)          (54,338)          (82,764)
Other income (loss)                                              (3,863)              506               665
                                                              ---------         ---------         ---------
         Total revenues                                         736,078           748,184           783,700
                                                              ---------         ---------         ---------
BENEFITS AND EXPENSES
Death and other benefits (Note 11)                              190,500           175,730           165,076
Increase in liability for future life policy benefits            31,378            94,774           115,324
Interest credited to policyholders                              178,052           178,364           178,821
Underwriting, acquisition and insurance expenses
     Amortization of deferred policy acquisition costs           71,753            62,742            75,009
     Amortization of value of business acquired                  17,807            13,949            22,399
     Life commissions, net of reinsurance (Note 11)             (25,983)           (8,483)             (963)
     General and administrative expenses                         62,755            64,250            55,097
                                                              ---------         ---------         ---------
         Total benefits and expenses                            526,262           581,326           610,763
                                                              ---------         ---------         ---------
         Income before provision for income taxes               209,816           166,858           172,937
                                                              ---------         ---------         ---------
PROVISION (BENEFIT) FOR INCOME TAXES (NOTE 8)
Current                                                          90,544            26,573            73,797
Deferred                                                        (16,906)           31,327           (17,015)
                                                              ---------         ---------         ---------
         Total provisions for income taxes                       73,638            57,900            56,782
                                                              ---------         ---------         ---------
         Net income                                           $ 136,178         $ 108,958         $ 116,155
                                                              =========         =========         =========

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(IN THOUSANDS OF DOLLARS)

                                                                                             2003          2002          2001
                                                                                          ---------     ---------     ---------
Net income                                                                                $ 136,178     $ 108,958     $ 116,155
                                                                                          ---------     ---------     ---------
Other comprehensive income, net of tax
  Unrealized holding gains (losses) on securities
    Unrealized holding gains (losses) on securities, net of tax provision
      (benefit) of ($12,304), $26,094 and $ 21,577                                          (22,850)       48,460        40,071
    Reclassification adjustment for losses (gains) included in net
      income, net of tax provision (benefit) of $3,294, (25,102) and ($14,599)                6,118        46,617        27,113
                                                                                          ---------     ---------     ---------
        Net unrealized holding gains (losses) on securities, net of tax
          provision (benefit) of ($9,010), $51,196 and $36,176                              (16,732)       95,077        67,184
  Effect of the change in net unrealized gains and losses on other
   insurance accounts, net of tax provision (benefit) of $6,725, ($15,607) and ($6,570)      12,490       (28,984)      (12,202)
                                                                                          ---------     ---------     ---------
        Other comprehensive (loss) income                                                    (4,242)       66,093        54,982
                                                                                          ---------     ---------     ---------
        Comprehensive income                                                              $ 131,936     $ 175,051     $ 171,137
                                                                                          =========     =========     =========

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(IN THOUSANDS OF DOLLARS)

                                                                                        ACCUMULATED
                                                                           ADDITIONAL     OTHER                        TOTAL
                                                                  COMMON    PAID-IN    COMPREHENSIVE   RETAINED    STOCKHOLDER'S
                                                                  STOCK     CAPITAL    INCOME (LOSS)   EARNINGS        EQUITY
                                                                  ------   ----------  -------------  ---------    -------------
BALANCES AT JANUARY 1, 2001                                       $6,600    $994,246    $ (12,486)    $ 870,502     $ 1,858,862
Net income                                                             -           -            -       116,155         116,155
Unrealized gains on available-for-sale investments arising
  during the period, net of tax of $21,577                             -           -       40,071             -          40,071
Reclassification adjustment for losses included in net income,
  net of tax of ($14,599)                                              -           -       27,113             -          27,113
Change in effect of unrealized losses on other insurance
  accounts, net of tax of ($6,570)                                     -           -      (12,202)            -         (12,202)
Dividends paid                                                         -           -            -      (112,000)       (112,000)
                                                                  ------    --------    ---------     ---------     -----------
BALANCES AT DECEMBER 31, 2001                                      6,600     994,246       42,496       874,657       1,917,999
Net income                                                             -           -            -       108,958         108,958
Unrealized gains on available-for-sale investments arising
  during the period, net of tax of $26,094                             -           -       48,460             -          48,460
Reclassification adjustment for losses included in net income,
  net of tax of ($25,102)                                              -           -       46,617             -          46,617
Change in effect of unrealized losses on other insurance
  accounts, net of tax of ($15,607)                                    -           -      (28,984)            -         (28,984)
Dividends paid                                                         -           -            -      (115,000)       (115,000)
                                                                  ------    --------    ---------     ---------     -----------
BALANCES AT DECEMBER 31, 2002                                      6,600     994,246      108,589       868,615       1,978,050
Net income                                                             -           -            -       136,178         136,178
Unrealized losses on available-for-sale investments arising
  during the period, net of tax of ($12,304)                           -           -      (22,850)            -         (22,850)
Reclassification adjustment for losses included in net income,
  net of tax of $3,294                                                 -           -        6,118             -           6,118
Change in effect of unrealized gains on other insurance
  accounts, net of tax of $6,725                                       -           -       12,490             -          12,490
Dividends paid                                                         -           -            -      (120,000)       (120,000)
                                                                  ------    --------    ---------     ---------     -----------
BALANCES AT DECEMBER 31, 2003                                     $6,600    $994,246    $ 104,347     $ 884,793     $ 1,989,986
                                                                  ======    ========    =========     =========     ===========

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(IN THOUSANDS OF DOLLARS)

                                                                                                2003          2002          2001
                                                                                            -----------   -----------   -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                                  $   136,178   $   108,958   $   116,155
Adjustments to reconcile net income to net cash provided by operating activities
  Interest credited to universal life and investment-type contracts                             155,548       145,273       144,483
  Realized investment (gains) losses                                                            (21,094)       17,201       (41,319)
  Impairment losses on investments                                                               31,279        54,338        82,764
  Amortization of deferred policy acquisition costs and value of business acquired               89,560        76,691        97,408
  Amortization of bond and mortgage-backed security discount and premium, net                    22,142        11,033         7,674
  Capitalization of deferred policy acquisition costs and value of business acquired, net      (125,376)     (120,208)     (113,837)
  Deferred income tax (benefit) expense                                                         (16,906)       31,327       (17,015)
  Depreciation                                                                                    6,587         6,445         5,724
  Cash provided by (used in) changes in operating assets and liabilities
      Federal income taxes payable                                                               17,872             -       (18,496)
      Life insurance policy liabilities                                                          97,495       139,722       148,161
      Other policy holder funds                                                                  23,592        65,422       122,911
      Other                                                                                      (9,652)        2,499        (2,312)
                                                                                            -----------   -----------   -----------
          Net cash provided by operating activities                                             407,225       538,701       532,301
                                                                                            -----------   -----------   -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of bonds and stocks available for sale                                              (1,970,214)   (1,698,029)   (1,732,022)
Proceeds from sales or maturities of bonds and stocks available for sale                      1,451,178     1,233,256     1,443,106
Proceeds from notes receivables                                                                   3,927             -             -
Mortgage loan collections                                                                         6,189        20,682         8,083
Purchase of investment real estate                                                               (1,674)       (1,498)       (2,002)
Proceeds from sale of investment real estate                                                        549           786         9,086
Increase in policy loans, net                                                                    (8,119)       (9,304)      (14,125)
Purchase of capital assets                                                                       (1,106)       (2,312)       (4,732)
Purchase and issuance of surplus note, certificates of contribution and
 promissory notes of the P&C Group                                                                    -       (10,000)       (8,000)
Purchase of options                                                                                (267)       (1,498)       (7,957)
Proceeds from sales or maturities of options                                                          -             -           518
Other                                                                                            (9,548)        2,053        (1,107)
                                                                                            -----------   -----------   -----------
          Net cash used in investing activities                                                (529,085)     (465,864)     (309,152)
                                                                                            -----------   -----------   -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Cash dividends paid                                                                            (120,000)     (115,000)     (112,000)
Universal life and investment-type contract deposits                                            563,120       530,121       656,938
Universal life and investment-type contract withdrawals and maturities                         (483,967)     (467,874)     (664,045)
                                                                                            -----------   -----------   -----------
          Net cash used in financing activities                                                 (40,847)      (52,753)     (119,107)
                                                                                            -----------   -----------   -----------
          (Decrease) increase in cash and cash equivalents                                     (162,707)       20,084       104,042
CASH AND CASH EQUIVALENTS
Beginning of year                                                                               188,610       168,526        64,484
                                                                                            -----------   -----------   -----------
End of year                                                                                 $    25,903   $   188,610   $   168,526
                                                                                            ===========   ===========   ===========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year
  Income taxes                                                                              $    51,056   $    47,824   $    96,780
  Interest                                                                                            -             -             -
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Unsettled purchase of certificate of contribution from Exchanges                                      -             -      (107,000)
Unsettled maturity of surplus note from Exchanges                                                     -             -       119,000

    The accompanying notes are an integral part of the financial statements.

1.       THE COMPANY AND NATURE OF OPERATIONS

         THE COMPANY

         The accompanying financial statements include the accounts of Farmers New World Life Insurance Company (the "Company"), a wholly owned subsidiary of Farmers Group, Inc. ("FGI"), whose ultimate parent is Zurich Financial Services Group. FGI has attorney-in-fact relationships with 3 inter-insurance exchanges: Farmers Insurance Exchange, Fire Insurance Exchange, and Truck Insurance Exchange (the "Exchanges" or the "P&C Group").

         In December 1988, BATUS Inc. ("BATUS") a subsidiary of B.A.T. Industries p.l.c. ("B.A.T"), acquired 100 percent ownership of FGI and its subsidiaries for $5,212,619,000 in cash, including related expenses, through its wholly owned subsidiary, BATUS Financial Services. Immediately thereafter, BATUS Financial Services was merged into FGI. The acquisition was accounted for as a purchase and, accordingly, the acquired assets and liabilities were recorded in the Company's balance sheet based on their estimated fair values at December 31, 1988.

         At the time of purchase, a portion of the purchase price, $530,076,000, was assigned to the Company's value of business acquired ("VOBA"), which represented an actuarial determination of the expected profits from the business in-force at the date of B.A.T.'s acquisition of FGI.

         In September 1998, the financial services businesses of B.A.T, which included the Company, were merged with Zurich Insurance Company ("ZIC"). The business of ZIC and the financial services businesses of B.A.T were transferred to Zurich Group Holding ("ZGH"), formerly known as Zurich Financial Services, a Swiss company with headquarters in Zurich, Switzerland. This merger was accounted for by ZGH as a pooling of interests under International Accounting Standards ("IAS").

         NATURE OF OPERATIONS

         The Company, a single segment entity, concentrates its activities in the individual life insurance and annuity markets. Principal lines of business include traditional and universal whole life products, as well as term life insurance. Additionally, the Company issues flexible and single premium deferred annuities, single premium immediate annuities, and equity-indexed annuities, as well as variable universal life insurance and variable annuity products. In May 2003, the Company introduced the Flexible Premium Variable Life Insurance Policy ("Accumulator VUL").

         The Company and the Exchanges operate using federally registered trade names, including Farmers Insurance Group of Companies, Farmers Insurance Group, and Farmers. In addition, the Company and the Exchanges distribute their respective insurance products through a common network of direct writing agents and district managers. As of December 31, 2003, this network consisted of approximately 12,000 direct writing agents and approximately 500 district managers, each of whom is an independent contractor. In 2003, Washington Mutual Bank was added as a distribution channel for the newly introduced Accumulator VUL.

         Each direct writing agent is required to first submit business to the insurers in the Farmers Insurance Group of Companies within the classes and lines of business written by such insurers.

         The Company is currently licensed in 49 states, including the District of Columbia.

         During 2002, the Company had exited the business of writing structured settlements. This decision to exit the structured settlement market was driven by A.M. Best's change in rating of the Company from A+ (superior) to A (excellent) as brokers often only place structured settlements with companies rated A+ or better. As of December 31, 2003, the Company is continuing to service the more than 5,200 structured settlement cases in force. As of December 31, 2003, 2002 and 2001, the structured settlement business represented only 0.9 percent, 0.7 percent and 2.2 percent of the Company's income before provision for income taxes, respectively.

         The Company reinsures its Long Term Care ("LTC") product 100 percent to Continental Casualty Company ("CNA"). In 2003, CNA gave the Company notice that it would no longer accept reinsurance on new LTC issues effective August 2003. The Company evaluated other potential carriers and concluded that they would not develop a new LTC product or sell another company's product. Although CNA no longer reinsures new business, it will continue to administer the more than 6,000 of the Company's in-force contracts.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         REVENUE RECOGNITION

         Premiums for traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Accident and health insurance premiums are recognized as revenue pro rata over the terms of the contract.

         Revenues associated with universal life, variable universal life products and other investment type contracts consist of policy charges for the cost of insurance, policy administration fees, surrender charges, and investment income on assets allocated to support policyholder account balances on deposit. Revenues for fixed and variable annuity products and contracts without life contingencies consist of investment income on assets allocated to support policyholder account balances on deposit, mortality charges for variable annuities, administrative charges for variable annuities and equity-indexed annuities, and surrender charges for variable annuities and flexible payment annuities. Consideration received for interest-sensitive insurance, annuity products and contracts without life contingencies are recorded as a liability when received. Policy withdrawal and other charges are recognized as revenue when assessed.

         BENEFITS AND EXPENSES

         Benefits and expenses, other than deferred policy acquisition costs, are recognized when incurred.

         INVESTMENTS

         The Company has classified all investments in fixed maturities and equity securities as available for sale. Accordingly, these securities are carried at fair value and the unrealized gains and losses, net of deferred income taxes and other adjustments, when applicable, are included as a separate component of other comprehensive income in stockholder's equity. As of December 31, 2003 and 2002, there were no securities designated as held to maturity or trading. All security transactions are recorded on a trade date basis.

         Discounts and premiums on fixed maturity investments are amortized, using the interest method, over the term of the security, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is included in net investment income.

         Changes in interest rates have a direct, inverse impact on the fair value of fixed income investments. It is reasonably possible that changes in interest rates will occur in the near term and could, as a result of such changes, have a material impact on the carrying value of available for sale fixed maturity securities, with an offsetting effect on stockholder's equity, net of the effects of amortization of deferred acquisition costs and deferred income taxes, when applicable. If a decline in the fair value of an individual fixed income investment is considered to be other than temporary, the difference between amortized book value and fair value is recorded as a realized investment loss. Fair value is based on quoted market prices. Realized gains and losses on sales of investments, recognized in the statements of income, are determined based on the net book value of individual investments.

         If a decline in the fair value of an individual equity investment is considered to be other than temporary, the difference between original cost and fair value is recorded as a realized investment loss. Fair value is based on quoted market prices. Realized gains and losses on sales of investments, recognized in the statements of income, are determined based on the cost of the individual securities.

         The Company regularly reviews its investment portfolio to determine whether declines in the value of investments are other than temporary as defined in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. The Company's review for declines in value includes analyzing historical and forecasted financial information as well as reviewing the market performance of similar types of investments.

         The fair values of investments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, these estimates may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

         Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. No valuation allowance has been established as of December 31, 2003 and 2002. The Company measures impaired loans based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral, if the loan is collateral dependent. No material amounts were recognized for impaired loans in the periods presented.

         Real estate, including related improvements, is stated at the lower of cost less accumulated depreciation or market value. Depreciation is provided on a straight-line basis over 35 years, the estimated life of the properties. Accumulated depreciation for real estate as of December 31, 2003 and 2002 was approximately $37,116,000 and $34,448,000, respectively. Cost is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated net realizable value less selling costs with the impairment loss being included in impairment losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Valuation allowances on real estate available for sale are computed using the lower of depreciated cost or estimated fair value, net of disposition costs. There was no valuation allowance for real estate as of December 31, 2003 and 2002. Impairment losses of approximately $775,000 were recognized on two real estate properties in the year 2003.

         Policy loans are stated at unpaid balances, which approximates fair value.

         Short-term investments are stated at amortized cost, which approximates fair value.

         Partnership and joint venture interests in which the Company does not have control or majority ownership interest, are carried at the Company's ownership equity interest, which approximates fair value. Unrealized gains and losses, net of deferred income taxes and other adjustments, when applicable, are included as a separate component of other comprehensive income in stockholder's equity.

         S&P 500 call options are purchased as economic hedges against the interest liabilities generated on the equity-indexed annuity products. These call options are carried at an estimated fair value based on stock price, strike price, time to expiration, interest rates, dividends, and volatility using the methodology of the Black-Scholes option pricing formula.

         The S&P 500 call options effectively hedge the annuity contracts since they are both purchased and sold with identical parameters. Periodically, the value of the assets ("S&P 500 call options") is matched to the potential liability ("annuity contracts") to ensure the hedge has remained effective. The annuities were written based on a 7 year investment term, absent early termination by participants. Therefore, the anticipated hedge transaction (i.e. payment of interest to the policyholder at the end of the investment term and maturity of the S&P 500 call option) for each annuity is generally expected to occur in 7 years or less. For the years ended December 31, 2003 and 2002, the amount of unrealized hedging losses was approximately $35,824,000 and $36,106,000, respectively.

         The S&P 500 call options are carried at estimated fair value. Unrealized gains and losses resulting from changes in the estimated fair value of the call options are recorded to interest credited to policyholders. In addition, realized gains and losses from maturity or termination of the S&P 500 call options are recorded in net realized investment gains and losses. Premiums paid on S&P 500 call options are amortized to net investment income over the term of the contracts.

         DEFERRED POLICY ACQUISITION COSTS

         Costs that vary with, and are related primarily to, the production of new business have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issuance and underwriting, and certain agency expenses. For universal life insurance contracts and investment-type products, such costs are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges, investment results, mortality and expense margins and actual realized gains or losses on investments over the expected life of the contracts. The Company regularly reviews and revises its estimates of future gross profit margins to be realized from this group of products. Interest rates are based on rates in effect during the period. The effects on the amortization of deferred policy acquisition costs of revisions to estimated gross margins and profits are reflected in earnings in the period such estimated gross margins and profits are revised.

         Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

         Deferred policy acquisition costs for nonparticipating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

         Deferred policy acquisition costs include amounts associated with the unrealized gains and losses recorded as other comprehensive income, a component of stockholder's equity. Accordingly, deferred policy acquisition costs are increased or decreased for the impact of estimated future gross profits as if net unrealized gains or losses on securities had been realized at the balance sheet date. Net unrealized gains or losses on securities within other comprehensive income also reflect this impact.

         In relation to its traditional life products, the Company evaluates the need for a premium deficiency reserve and utilizes anticipated investment income in the calculation of the premium deficiency reserve. As of December 31, 2003, the Company has not established any premium deficiency reserves based on this calculation.

         VALUE OF BUSINESS ACQUIRED

         The present value of the business acquired in the merger with B.A.T is being amortized over its actuarially determined useful life, which is consistent with the estimated decline in life insurance business that was in-force at the time of the merger.

         PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

         Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation of property and equipment has been provided using the straight-line method with estimated useful lives of 10 to 45 years for buildings and improvements and 3 to 5 years for capitalized software, furniture, and equipment.

         The Company capitalizes software purchased from third parties or internally generated if the related software product under development has reached technological feasibility. Costs incurred prior to the establishment of technical feasibility are expensed as incurred. As of December 31, 2003 and 2002, unamortized software costs were approximately $4,966,000 and $6,797,000, respectively. The Company amortizes software costs over a 3 to 5 year period and amortized approximately $2,417,000, $2,308,000 and $1,779,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

         LONG-LIVED ASSETS

         In accordance with SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets, long-lived assets and certain identifiable intangibles to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. No such impairments have occurred.

         SEPARATE ACCOUNTS

         The Company issues variable universal life and deferred variable annuity contracts. In May 2003, the Company introduced the Accumulator VUL. The assets and liabilities held for variable universal life, Accumulator VUL and deferred variable annuity contracts are held in the Separate Accounts (the "Accounts"), which are legally segregated from the general assets of the Company. As of December 31, 2003, there were 35 sub-accounts available for the initial products and 17 sub-accounts available for the Accumulator VUL. The sub-accounts invest in underlying mutual fund portfolios (collectively, the "Funds"). Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that same portfolio. The deposits collected for variable contracts are invested at the direction of the contract holders in the sub-accounts that comprise the Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value, the contract holders bear the investment risk that the sub-accounts may not meet their stated objectives.

         The assets of the Accounts are carried at fair value. The Accounts' liabilities represent the contract holders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Accounts accrue directly to the contract holders and, therefore, are not included in the Company's statements of income and comprehensive income. Mortality, policy administration and surrender charges to all accounts are included in the revenues of the Company.

         POLICY LIABILITIES AND ACCRUALS

         Liabilities for future policy benefits for traditional life policies are computed principally on a net level premium method reflecting estimated future investment yields, mortality, morbidity, and withdrawals. Interest rate assumptions range from 2.25 percent to 8.50 percent depending upon the year of issue. Mortality is calculated principally using select and ultimate tables in common usage in the industry, modified for Company experience, and withdrawals are estimated based primarily on experience.

         Liabilities for future policy benefits on universal life, variable universal life products and fixed and variable annuity products are determined under the retrospective deposit method and consist principally of policy values before any surrender charges. Liabilities for future policy benefits on contracts not involving life contingencies are recorded when the payments are received.

         Unpaid policy claims include claims in the course of settlement and a provision for claims incurred but not reported, based on past experience.

         CASH AND CASH EQUIVALENTS

         The Company considers all investments purchased with an original maturity of 3 months or less to be cash equivalents.

         Income Taxes

         The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the differences are expected to be recovered or settled.

         Financial Instruments and Concentrations of Credit Risk

         The Company's financial instruments that are exposed to concentrations of credit risk consist primarily of cash, investments, and reinsurance receivables and payables.

         The Company cedes insurance risk to various A.M. Best rated reinsurance companies rated Aa or better by A.M. Best. The Company's management reviews the financial strength of its reinsurers at the inception of a reinsurance contract and periodically thereafter, for the purpose of assessing the financial ability of the reinsurers to perform. Management believes that its reinsurers have the financial strength to perform on their financial obligations.

         The Company places its cash with high credit quality institutions. At times, such amounts may be in excess of the FDIC insurance limits. Management believes that risk with respect to these balances is minimal, due to the high credit quality of the depositories.

         BUSINESS RISKS

         The Company operates in a business environment that is subject to various risks and uncertainties, including but not limited to, mortality risk, interest rate risk and legal and regulatory changes. The Company is subject to various state and federal regulatory authorities. The potential exists for changes in regulatory initiatives that can result in additional, unanticipated expense to the Company. Existing federal laws and regulations affect the taxation of life insurance products and insurance companies. There can be no assurance as to what, if any, future legislation might be enacted, or if enacted, whether such legislation would include provisions with possible negative effects on the Company's life and annuity products.

         RECLASSIFICATIONS

         Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications have no effect on net income or stockholder's equity as reported.

         ACCOUNTING PRONOUNCEMENTS

         In December 2003, the Financial Accounting Standards Board ("FASB") issued a revised Statement of Financial Accounting Standards ("SFAS") No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits ("SFAS 132"). This Statement revises employers' disclosures about pension plans and other postretirement benefit plans. It does not change the measurement or recognition of those plans required by SFAS No. 87, Employers' Accounting for Pensions, SFAS No. 88, Employer's Accounting for Settlements and Curtailments of Defined Benefit Plans and for Termination Benefits, and SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions. The provisions of the revised SFAS 132 shall be effective for fiscal years ending after December 15, 2003. The adoption of SFAS 132 requires disclosures only and does not impact the Company's financial statements.

         In June 2001, the FASB issued SFAS No. 143, Accounting for Asset Retirement Obligations ("SFAS 143"). SFAS 143 establishes the standard to record the fair value of a liability for an asset retirement obligation in the period in which it is incurred. The provisions of SFAS 143 are effective for fiscal years beginning after June 15, 2002. The adoption of SFAS 143 did not have a material impact on the Company's financial statements.

         In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). SFAS 145 rescinds SFAS No. 4, Reporting Gains and Losses from Extinguishment of Debt, and an amendment of that Statement, SFAS No. 64, Extinguishments of Debt Made to Satisfy Sinking-Fund Requirements. SFAS 145 also rescinds SFAS No. 44, Accounting for Intangible Assets of Motor Carriers. In addition, SFAS 145 amends SFAS No. 13, Accounting for Leases. The provisions of SFAS 145 are effective for fiscal years beginning after June 15, 2002. The adoption of SFAS 145 did not have a material impact on the Company's financial statements.

         In July 2002, the FASB issued SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires companies to recognize costs associated with exit or disposal activities when they are incurred rather than at the date of a commitment to an exit or disposal plan. The provisions of SFAS 146 are to be applied prospectively to exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have a material impact on the Company's financial statements.

         In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 identifies characteristics of certain guarantee contracts and requires that a liability be recognized at fair value at the inception of such guarantees for the obligations undertaken by the guarantor. Additional disclosures also are prescribed for certain guarantee contracts. The initial recognition and initial measurement provisions of FIN 45 are effective for these guarantees issued or modified after December 31, 2002. The disclosure requirements of FIN 45 are effective for the Company as of December 31, 2002. The adoption of FIN 45 did not have a material impact on the Company's financial statements.

         In December 2002, the FASB issued SFAS No. 148, Accounting for Stock-Based Compensation - Transition and Disclosure ("SFAS 148"). SFAS 148 provides alternative methods of transition for voluntary change to the fair value based method of accounting for stock-based employee compensation. Also, SFAS 148 amends the disclosure requirements of SFAS No. 123, Accounting for Stock-Based Compensation, to require prominent disclosures in both annual and interim financial statement about the method of accounting for stock-based employee compensation and the effect of the method used on reported results. The provisions of SFAS 148 are effective for activity on or after December 15, 2003. The Company is not impacted by the adoption of SFAS 148, as it is not involved in stock-based employee compensation.

         In December 2003, the FASB issued a revised FIN 46, Consolidation of Variable Interest Entities ("VIE's"), an Interpretation of Accounting Research Bulletin ("ARB") No. 51, Consolidated Financial Statements ("FIN No. 46-R"). A VIE is an entity for which total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support provided by any party, including equity holders, or in which equity investors as a group do not have characteristics of a controlling financial interest. Among other things, FIN No. 46-R requires the consolidation of the assets, liabilities and results of operations of a VIE by its primary beneficiary. FIN No. 46-R also requires the disclosure of information concerning a VIE of an entity that holds a significant variable interest, but is not the primary beneficiary. Certain disclosure requirements of FIN No. 46-R are effective for financial statements issued after December 31, 2003, and FIN No. 46-R applies to all entities subject to FIN No. 46-R no later than the end of the first reporting period that ends after March 15, 2004. Based on the current Interpretation, the Company does not have any VIEs.

         In April 2003, the FASB issued SFAS No. 149, Amendment of Statement on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities under FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities. SFAS 149 is effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 did not have a material impact on the Company's financial statements.

         In April 2003, the FASB's Derivative Implementation Group ("DIG") released SFAS No. 133 Implementation Issue No. B36, Embedded
         Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Risk Exposures That Are Unrealized or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("DIG B36"). DIG B36 addresses whether SFAS No. 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance agreements, as well as, other types of receivables and payables where interest and/or other investment results are determined by reference to a specific pool of assets or a total return debt index, are examples of arrangements containing embedded derivatives requiring bifurcation under SFAS No.
         133. Under SFAS No. 133, bifurcation requires that the embedded derivative be held at fair value and that changes in fair value be charged or credited to income. The effective date of the DIG B36 was October 1, 2003. On December 1, 2003, the Company entered into a modified coinsurance agreement with an affiliate, Kemper Investors Life Insurance Company ("KI"). The Company has determined that this agreement contains an embedded derivative. In accordance with DIG B36, the Company bifurcated the agreement into its debt host and embedded derivative (total return swap), and recorded the embedded derivative at fair value on the balance sheet with changes in fair value recorded in income. In the case of the Company, DIG B36 may result in the establishment of a derivative asset or liability based on the change in the fair value of all the underlying assets of the respective contracts. The implementation of DIG B36 resulted in the Company recording an embedded derivative with an initial fair value of $0 as of December 1, 2003 and did not result in the Company recording a cumulative effect of an accounting change. The fair value of the embedded derivative liability, which was determined based on the fair value of the underlying securities, was approximately $3,627,000 as of December 31, 2003. This also resulted in a reduction of the Company's income of approximately $3,627,000 for the year ended December 31, 2003 (Note 15).

         In May 2003, the FASB issued SFAS No. 150, Accounting of Certain Financial Instruments with Characteristics of both Liabilities and Equity ("SFAS 150"). SFAS 150 establishes standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. Under SFAS 150, a financial instrument issued in the form of shares that are mandatorily redeemable that embodies an unconditional obligation requiring the issuer to redeem it by transferring its assets at a specified or determinable date or upon an event that is certain to occur shall be classified as a liability at the amount of cash that would be paid under the conditions specified in the contract. The provisions of SFAS 150 are effective at the beginning of the first interim period beginning after June 15, 2003. The Company is not impacted by the adoption of this Statement, as it has not issued any financial instruments with characteristics of both liabilities and equity.

         In July 2003, the Accounting Standards Executive Committee issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). SOP 03-1 addresses financial accounting and reporting of certain product features insufficiently addressed by SFAS No. 97, Accounting by Insurance Cos. for Certain Long-Duration Contracts & Realized Gains & Losses on Investment Sales. SOP 03-1 provides guidance on a number of topics unique to insurance enterprises, including separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually reference pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization benefits, and sales inducements to contract holders. The provisions of this SOP are effective for fiscal years beginning after December 15, 2003. The Company is currently evaluating the impact of adopting SOP 03-1 on its financial statements.

         In November 2003, the Emerging Issues Task Force ("EITF") adopted Issue No. 03-1, The Meaning of Other-Than-temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 requires new disclosures about temporarily impaired investments that are accounted for under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and to investments by not-for-profit entities accounted for under SFAS No. 124, Accounting for Certain Investments Held by Not-for-Profit Organizations. EITF 03-1 requires companies to disclose information regarding investments with unrealized losses and their related fair values. Investments are segregated by the length of time in a continuous unrealized loss position. EITF 03-1 is effective for fiscal years ending December 15, 2003. The adoption of EITF 03-1 requires disclosures only and does not impact the Company's financial statements. The Company has included the applicable disclosures as a result of the adoption of this EITF (Note 3).

3.       INVESTMENTS

         INVESTMENT INCOME

         The components of investment income, by type of investment, for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in thousands of dollars)                                              2003       2002        2001
-------------------------                                           ---------   --------   ---------
Bonds                                                               $ 279,960   $276,591   $ 262,851
Common and preferred stocks                                             4,139      5,591       6,142
Mortgage loans on real estate                                             601      1,863       3,241
Investment real estate                                                 12,996     13,475      14,531
Surplus notes and certificates of contribution
  of the P&C Group                                                     37,094     37,148      37,933
Policy loans                                                           18,533     17,897      17,029
Joint ventures                                                            340        953         745
Short-term investments                                                  1,030      2,162       3,171
Notes receivable                                                        2,861      1,125         758
Other                                                                     308        125         173
                                                                    ---------   --------   ---------
     Gross investment income                                          357,862    356,930     346,574
Less: Investment expenses                                              15,632     13,615      15,196
                                                                    ---------   --------   ---------
     Net investment income                                          $ 342,230   $343,315   $ 331,378
                                                                    =========   ========   =========

         The Company's investment expenses included approximately $490,000, $260,000 and $478,000, in 2003, 2002 and 2001, respectively, that were paid to its parent company, FGI.

         In April 2002, the Company's investment management was transferred to Deutsche Asset Management through the sale of Zurich Scudder Investments ("ZSI"), a subsidiary of Zurich Financial Services. Prior to this date, the Company's investment management was administered by ZSI. In 2003 and 2002, approximately $1,967,000 and $1,389,000, respectively, of the Company's investment expenses were paid to Deutsche Asset Management. In 2002 and 2001 approximately $458,000 and $1,806,000, respectively, of the Company's investment expenses were paid to ZSI.

         In 2003, the Company's investment expenses included approximately $149,000 that was paid to Zurich Investment Services ("ZIS"). These expenses were not paid in 2002 and 2001.

         In 2003, the Company's investment expenses included approximately $1,575,000 that was paid to Zurich Global Investment Advisors ("ZGIA"). These expenses were not paid in 2002 and 2001.

         REALIZED GAINS AND LOSSES

         Realized investment gains (losses) on sales of investments during the years ended December 31, 2003, 2002 and 2001 were as follows:

   (in thousands of dollars)             2003          2002          2001
Bonds                                 $   13,712    $  (22,568)   $   32,576
Redeemable preferred stocks                   23            98           (49)
Non-redeemable preferred stocks                -            56             -
Common stocks                              4,903         5,033         8,040
Investment real estate                        (1)          180         1,801
Notes receivables                          2,500             -             -
Joint ventures                               (30)            -          (358)
Other                                        (13)            -          (691)
                                      ----------    ----------    ----------
                                      $   21,094    $  (17,201)   $   41,319
                                      ==========    ==========    ==========

         IMPAIRMENT LOSSES

         Impairment losses for the years ended December 31, 2003, 2002 and 2001 were as follows:

                                    2003          2002          2001
Bonds                            $  (23,400)   $  (10,663)   $  (37,563)
Redeemable preferred stocks               -             -          (156)
Common stocks                        (7,104)      (43,330)      (42,952)
Investment real estate                 (775)            -             -
Notes receivable                          -             -          (844)
Joint ventures                            -          (345)       (1,249)
                                 ----------    ----------    ----------
                                 $  (31,279)   $  (54,338)   $  (82,764)
                                 ==========    ==========    ==========

         UNREALIZED GAINS AND LOSSES ON EQUITY SECURITIES AND JOINT VENTURES

         Gross unrealized gains (losses) pertaining to non-redeemable preferred stocks, common stocks, and joint ventures stated at fair value as of December 31, 2003 and 2002 are as follows:

        (in thousands of dollars)              GAINS         LOSSES          NET
2003
Equity securities available-for-sale
 Non-redeemable preferred stocks
  Public utilities                           $       41    $      (26)   $       15
  Industrial, miscellaneous and all other         2,300             -         2,300
 Common stocks
  Public utilities                                  601           (44)          557
  Banks, trusts and insurance companies           3,691          (199)        3,492
  Industrial, miscellaneous and all other        21,859        (1,679)       20,180
 Joint ventures                                      14          (616)         (602)
                                             ----------    ----------    ----------
                                             $   28,506    $   (2,564)       25,942
                                             ==========    ==========
Less: Deferred federal income taxes                                          (9,295)
                                                                         ----------
                                                                         $   16,647
                                                                         ==========
2002
Equity securities available-for-sale
 Non-redeemable preferred stocks
  Public utilities                           $        5    $      (36)   $      (31)
  Industrial, miscellaneous and all other             -          (112)         (112)
 Common stocks
  Public utilities                                  401          (350)           51
  Banks, trusts and insurance companies           1,100        (3,600)       (2,500)
  Industrial, miscellaneous and all other         6,409       (15,167)       (8,758)
 Joint ventures                                       8          (127)         (119)
                                             ----------    ----------    ----------
                                             $    7,923    $  (19,392)      (11,469)
                                             ==========    ==========
Less: Deferred federal income taxes                                           4,014
                                                                         ----------
                                                                         $   (7,455)
                                                                         ==========

         UNREALIZED GAINS AND LOSSES ON FIXED MATURITIES

         Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of fixed maturities as of December 31, 2003 and 2002 are as follows:

                                                             GROSS           GROSS         ESTIMATED
                                            AMORTIZED      UNREALIZED      UNREALIZED        FAIR
     (in thousands of dollars)                COST            GAINS          LOSSES          VALUE
2003
Fixed maturities available-for-sale
 U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies                 $    358,094   $     12,596    $     (2,078)   $    368,612
 Obligations of states and political
 subdivisions                                    92,406          7,889          (1,053)         99,242
 Corporate securities                         1,936,346         99,775          (7,996)      2,028,125
 Mortgage-backed securities                   2,528,505        104,343         (28,857)      2,603,991
                                           ------------   ------------    ------------    ------------
                                              4,915,351        224,603         (39,984)      5,099,970
Redeemable preferred stock                        5,163             72               -           5,235
                                           ------------   ------------    ------------    ------------
                                           $  4,920,514   $    224,675    $    (39,984)   $  5,105,205
                                           ============   ============    ============    ============

2002
Fixed maturities available-for-sale
 U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies                 $    352,774   $     21,354    $       (407)   $    373,721
 Obligations of states and political
 subdivisions                                   124,660         11,758               -         136,418
 Corporate securities                         1,561,283         98,015         (30,373)      1,628,925
 Mortgage-backed securities                   2,362,113        154,154          (5,947)      2,510,320
                                           ------------   ------------    ------------    ------------
                                              4,400,830        285,281         (36,727)      4,649,384
Redeemable preferred stock                        6,896             47            (757)          6,186
                                           ------------   ------------    ------------    ------------
                                           $  4,407,726   $    285,328    $    (37,484)   $  4,655,570
                                           ============   ============    ============    ============

         UNREALIZED LOSSES ON FIXED MATURITIES AND EQUITY SECURITIES

         Amortized cost and gross unrealized losses of fixed maturities and equity securities as of December 31, 2003 are as follows:

                                                 UNREALIZED LOSSES LESS       UNREALIZED LOSSES
                                                    THAN 12 MONTHS            12 MONTHS OR MORE

                                                   FAIR      UNREALIZED      FAIR       UNREALIZED
     (in thousands of dollars)                    VALUE        LOSSES        VALUE        LOSSES
Fixed maturities available-for-sale
 U.S. Treasury securities and
 obligations of U.S. government
 corp orations and agencies                     $  112,752   $   (2,078)   $        -   $        -
 Obligations of states and political
 subdivisions                                        7,644       (1,053)            -            -
 Corporate securities                              392,194       (6,568)        8,647       (1,428)
 Mortgage-backed securities                        585,918      (23,133)       43,642       (5,724)
                                                ----------   ----------    ----------   ----------
Total fixed maturities                          $1,098,508   $  (32,832)   $   52,289   $   (7,152)
                                                ==========   ==========    ==========   ==========

Equity securities available-for-sale
 Non-redeemable preferred stocks
  Public utilities                              $        -   $        -    $       39   $      (26)
 Common stocks
  Public utilities                                     522          (17)          244          (27)
  Banks, trusts and insurance companies                872          (23)        4,619         (176)
  Industrial, miscellaneous and all other            9,675         (609)       10,849       (1,070)
                                                ----------   ----------    ----------   ----------
Total equity securities                         $   11,069   $     (649)   $   15,751   $   (1,299)
                                                ==========   ==========    ==========   ==========

         There are 113 fixed maturities with a combined unrealized loss of approximately $39,984,000 as of December 31, 2003. The Company considers the decline in fair value associated with these securities to be temporary. All but one of the securities are rated investment grade. The security that is not investment grade has a stable ratings outlook. None of the securities have been below investment grade for more than 12 months. The average decline in price for these securities is approximately 11 percent.

         There are 63 equity securities with a combined unrealized loss of approximately $1,948,000 as of December 31, 2003. The decline in market value of the securities has not been greater than 20 percent. The price of the non-redeemable preferred stocks have improved or have not experienced significant deterioration. The Company considers the unrealized losses associated with these securities to be temporary.

         MATURITIES OF FIXED MATURITIES

         The amortized cost and estimated fair value of available-for-sale fixed maturity securities by contractual maturity at December 31, 2003 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

                                                                AMORTIZED      ESTIMATED
            (in thousands of dollars)                             COST        FAIR VALUE
Fixed maturities available-for-sale
Due in one year or less                                        $    50,029    $    51,158
Due after one year through five years                              472,589        500,890
Due after five years through ten years                           1,185,351      1,227,977
Due after ten years                                                678,877        715,954
                                                               -----------    -----------
                                                                 2,386,846      2,495,979
Mortgage-backed securities                                       2,528,505      2,603,991
Preferred stock with characteristics of debt securities              5,163          5,235
                                                               -----------    -----------
                                                               $ 4,920,514    $ 5,105,205
                                                               ===========    ===========

         Proceeds from sales and maturities of available-for-sale bonds and stocks and gross realized gains (losses) on such sales and impairments, which are included in gross losses, during the years ended December 31, 2003, 2002 and 2001 were as follows:

                                                 GROSS          GROSS
(in thousands of dollars)        PROCEEDS        GAINS         LOSSES
           2003                 $ 1,451,178   $    29,905   $   (41,771)
           2002                   1,233,256        48,432      (119,806)
           2001                   1,443,106        58,161       (98,265)

         The Company holds a $75,000,000 Mount Rosa/Mount Evans bond; at par, as issued by the Mount Rosa 1 LTD, an Isle of Man exempted company, and Mount Evans Funding LLC, a Delaware Limited Liability Company. Both Mount Rosa 1 LTD and Mount Evans Funding LLC are not affiliated companies; however, in this special purpose vehicle bond, Zurich Insurance Company, and affiliated company, provides the underlying financial guarantee of interest, and American International Group, Inc., an unaffiliated company, provides the underlying guarantee of principal. The bond maturity date is December 27, 2031. The coupon rate for this bond is 7.24 percent and interest is paid semi-annually. On July 11, 2003, the Company acquired an additional $15,000,000 Mount Rosa/Mount Evans bond at par. The bond maturity date is July 17, 2033. The coupon rate for this bond is 6.15 percent and interest is paid semi-annually. The Company earned approximately $5,851,000, $5,430,000, and $60,000 of interest income in 2003, 2002, and 2001, respectively. The total market value of the bonds was approximately $92,858,000, $81,888,000, and $75,000,000 as of December 31, 2003, 2002, and 2001,
         respectively.

4.       JOINT VENTURES

         The Company's investments in companies that are accounted for on the equity method of accounting consist of the following: 16.78 percent interest in the Midwest Mezzanine Fund, Limited Partnership, a capital venture firm; and 50 percent interest in Northtowne Apartments, a rental property. The investments in these companies amounted to approximately $1,022,000 and $1,833,000 as of December 31, 2003 and 2002, respectively.

         The combined results of operations and financial position of the Company's equity basis investments in joint ventures are summarized below:

     (in thousands of dollars)               2003       2002        2001
Condensed income statement information
  Net income                               $    581   $  3,566    $ (3,353)
  Company's equity in net income
    of affiliates                               340        897        (270)
                                           --------   --------    --------
Condensed balance sheet information
  Total assets                                2,374      3,004       7,651
                                           ========   ========    ========
  Total liabilities                             276        186         370
  Equity                                      2,098      2,818       7,281
                                           --------   --------    --------
  Total liabilities and equity             $  2,374   $  3,004    $  7,651
                                           ========   ========    ========

5.       DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

         Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments and includes assets and liabilities recognized or not recognized in the balance sheets, for which it is practicable to estimate fair value. In instances where quoted market prices are not available, fair values are based upon estimates using discounted cash flow or other valuation techniques. Those techniques are significantly affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. SFAS No. 107 excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements, such as the amount for the value associated with customer or agent relationships, the expected interest margin to be earned on future investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

         CASH AND CASH EQUIVALENTS

         The carrying amounts of these items are reasonable estimates of their fair value.

         FIXED MATURITIES, REDEEMABLE AND NONREDEEMABLE PREFERRED STOCK, AND COMMON STOCK

         The estimated fair value of bonds, redeemable and non-redeemable preferred stock, and common stock are based upon quoted market prices, dealer quotes, and prices obtained from independent pricing services.

         MORTGAGE LOANS

         The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate that is applicable to the yield, credit quality, and average maturity of the composite portfolio.

         POLICY LOANS

         The carrying amounts of these items are a reasonable estimate of their fair market values because interest rates are generally based on current market rates.

         SURPLUS NOTES AND CERTIFICATES OF CONTRIBUTION OF THE P&C GROUP

         The carrying amounts of these items are a reasonable estimate of their fair market value.

         JOINT VENTURES

         The estimated fair value of the joint ventures is based on financial information received from partnership management.

         S&P 500 CALL OPTIONS

         The Black-Scholes option pricing formula is a reasonable valuation method in estimating the fair market value of the S&P 500 call options.

         NOTES RECEIVABLE

         The carrying amounts of these items are a reasonable estimate of their fair market value.

         FUTURE POLICY BENEFITS - DEFERRED ANNUITIES

         The estimated fair values are based on the currently available cash surrender value, similar to the demand deposit liabilities of depository institutions.

         SEPARATE ACCOUNTS

         Amounts are carried at market value of the underlying funds for financial statement purposes.

The estimated fair values and carrying values of the Company's financial instruments at December 31, 2003 and 2002 were as follows:

                                                               2003                          2002
                                                    --------------------------    --------------------------
                                                     CARRYING       ESTIMATED       CARRYING      ESTIMATED
           (in thousands of dollars)                  VALUE         FAIR VALUE       VALUE       FAIR VALUE
ASSETS
Cash and cash equivalents                           $    25,903    $    25,903    $   188,610    $   188,610
Fixed maturities available-for-sale                   5,105,205      5,105,205      4,655,570      4,655,570
Non-redeemable preferred stock available-for-sale        12,661         12,661         10,203         10,203
Common stock available-for-sale                         161,838        161,838        154,163        154,163
Mortgage loans                                            8,430          9,375          8,219          9,929
Surplus notes and certificates of contribution
  of the P&C Group                                      490,500        490,500        490,500        490,500
Policy loans                                            249,710        249,710        241,591        241,591
Joint ventures                                            1,022          1,022          1,883          1,883
S&P call options                                          2,394          2,394          1,845          1,845
Notes receivable                                         22,000         22,000         22,435         22,435
Separate accounts                                       166,581        166,581         86,632         86,632
LIABILITIES
Future policy benefits - deferred annuities           1,753,823      1,696,514      1,640,657      1,586,531
Separate accounts                                       166,581        166,581         86,632         86,632

6.       VALUE OF BUSINESS ACQUIRED

         The changes in the VOBA at December 31 were as follows:

          (in thousands of dollars)                        2003          2002
Balances at beginning of year                           $  254,510    $  274,531
Amortization related to operations                         (34,798)      (31,965)
Interest accretion                                          16,991        18,016
Amortization related to net unrealized gains (losses)        2,590        (6,072)
                                                        ----------    ----------
Balances at end of year                                 $  239,293    $  254,510
                                                        ==========    ==========

         Based on current conditions and assumptions as to future events, the Company expects to amortize the December 31, 2003, balance as follows: approximately 7.0 percent in 2004, 2005 and 2006, and 8.0 percent in 2007 and 2008. The discount rate used to determine the amortization rate of the VOBA ranged from 3.5 percent to 9.0 percent.

7.       SECURITY LENDING ARRANGEMENT

         The Company has entered into a security lending agreement with a lending agent. The agreement authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. Concurrent with delivery of the securities, the borrower provides the Company with cash collateral equal to at least 102 percent of the market value of the loaned securities.

         The securities are marked-to-market on a daily basis, and the collateral is adjusted on the next business day. The collateral is invested in highly liquid, fixed income investments with a maturity of less than 1 year. Income earned from the security lending arrangement is shared 25 percent and 75 percent between the agent and the Company, respectively. Income earned by the Company was approximately $275,000, $237,000, and $227,000, in 2003, 2002, and 2001, respectively. The
         Company's securities on loan at December 31, 2003 and 2002 consisted of U.S. Treasury fixed income securities and had an estimated fair value of approximately $39,515,000 and $176,720,000, respectively. The collateral as of December 31, 2003 and 2002 had an estimated fair value of approximately $40,578,000 and $180,893,000, respectively.

8.       FEDERAL INCOME TAXES

         The Company files a consolidated federal income tax return with FGI and its subsidiaries.

         The method of allocation between the Company and FGI is subject to a written agreement. Allocation is based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled quarterly based on estimated tax balances due within 45 days after the filing date of the consolidated federal income tax return. The Company's current income tax payable/receivable was approximately $17,872,000 payable and $25,117,000 receivable as of December 31, 2003 and 2002, respectively.

         The components of the provision for income taxes for the years ended December 31, 2003, 2002 and 2001 are as follows:

(in thousands of dollars)     2003          2002         2001
CURRENT
Federal                     $  89,730    $  26,431    $  73,093
State                             814          142          704
                            ---------    ---------    ---------
     Total current             90,544       26,573       73,797
                            ---------    ---------    ---------
DEFERRED
Federal                       (16,392)      31,737      (16,377)
State                            (514)        (410)        (638)
                            ---------    ---------    ---------
     Total deferred           (16,906)      31,327      (17,015)
                            ---------    ---------    ---------
     Total                  $  73,638    $  57,900    $  56,782
                            =========    =========    =========

         A reconciliation of the amounts computed by applying the statutory U.S. federal income tax rate of 35 percent in 2003, 2002 and 2001 to income before income taxes and the actual provision for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                     2003                        2002                        2001
                                           ------------------------    ------------------------    ------------------------
  (in thousands of dollars)                  AMOUNT       PERCENT        AMOUNT        PERCENT       AMOUNT        PERCENT
Expected tax expense                       $   73,435         35.00%   $   58,400         35.00%   $   60,528         35.00%
Tax-exempt investment income                     (552)        (0.30)%        (819)        (0.49)%      (1,248)        (0.72)%
State taxes                                       301          0.20%          (39)        (0.03)%          48          0.02%
Other, net                                        454          0.20%          358          0.22%       (2,546)        (1.47)%
                                           ----------         -----    ----------         -----    ----------         -----
Reported income tax expense                $   73,638         35.10%   $   57,900         34.70%   $   56,782         32.83%
                                           ==========         =====    ==========         =====    ==========         =====

         The temporary differences that give rise to significant portions of deferred tax assets and liabilities at December 31, 2003 and 2002 relate to the following:

   (in thousands of dollars)                                               2003          2002
Future policy benefits                                                  $   92,147    $   86,209
Investments                                                                 60,450        58,877
Other                                                                       15,550             -
                                                                        ----------    ----------
  Subtotal deferred tax assets                                             168,147       145,086
                                                                        ----------    ----------

Deferred policy acquisition costs and value of life business acquired     (245,999)     (230,231)
Valuation of investments in securities                                     (73,773)      (82,782)
Depreciable assets                                                          (6,523)       (7,437)
Other                                                                            -        (5,475)
                                                                        ----------    ----------
  Subtotal deferred tax liabilities                                       (326,295)     (325,925)
                                                                        ----------    ----------
    Net deferred tax liabilities                                        $ (158,148)   $ (180,839)
                                                                        ==========    ==========

         Management believes that the deferred income tax assets listed are fully recoverable and, accordingly, no valuation allowance has been recorded. Management bases its assessment as to the realizability of the deferred income tax assets on available evidence including historical and projected operating results, estimated reversals of temporary differences and, where applicable, tax planning strategies. Estimates as to the realizability of deferred income tax assets are subject to change.

9.       COMMITMENTS AND CONTINGENCIES

         The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. Acting on the advice of counsel, the Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company's financial position, results of operations or cash flows.

10.      REGULATORY MATTERS

         The Company is required to file financial statements with the Office of the Insurance Commissioner of the State of Washington ("OIC"). These financial statements are prepared in accordance with accounting practices prescribed or permitted by the OIC. "Prescribed" statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices may differ from state to state, may differ from company to company within a state and may change in the future. These statutory accounting practices differ from accounting principles generally accepted in the United States of America, which have been used to prepare the accompanying financial statements. The State of Washington requires insurance companies domiciled in the State of Washington to prepare statutory basis financial statements in accordance with the NAIC, Accounting Practices and Procedures.

         Statutory stockholders' equity was approximately $1,052,139,000 and $978,870,000 as of December 31, 2003 and 2002, respectively, and statutory net income was approximately $99,703,000, $64,635,000 and $34,402,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

         Statutory unassigned surplus of approximately $1,042,340,000 and $969,070,000 included in retained earnings at December 31, 2003 and 2002, respectively, is the amount held for the benefit of the stockholder. The entire amount in 2003 and 2002 is designated as stockholder's surplus for tax purposes and would not subject the Company to taxation if paid as a cash dividend.

         The NAIC requires life insurance companies to calculate a risk-based capital ratio ("RBC"). This RBC is used for the regulation of life insurance companies and is used as a solvency benchmark by state insurance regulators. The formulas for determining the RBC specify various weighting factors that are applied to financial balances or various levels of activity based on degree of risk. The RBC ratio is determined by a ratio of the enterprise's regulatory total adjusted capital to its authorized control level RBC, as defined by the NAIC. If the RBC ratio is below specific trigger points, the Company may be required to take corrective action. The Company's ratios exceed regulatory requirements at December 31, 2003 and 2002. These ratios are not a required part of the financial statements, and therefore, were not subjected to the auditing procedures applied in the audit of the financial statements.

         The amount of dividends that can be paid by the Company to its stockholder without prior approval of the OIC is limited to the greater of (i) 10 percent of its statutory earned surplus or (ii) the statutory net income from the preceding calendar year. Earned surplus consists of funds derived from any realized net profits, and does not include unrealized capital gains or re-evaluation of assets. A dividend paid that does not meet the above specifications is defined as an "extraordinary dividend" and requires advance approval from the OIC. The maximum dividend payout that could be made without prior approval is approximately $117,624,000 in 2004. Dividends are determined by the Board of Directors.

         The Company paid $120,000,000, $115,000,000 and $112,000,000 in dividends in 2003, 2002, and 2001, respectively.

         The Company is required to deposit securities with state regulatory authorities. The carrying value of these deposited securities were approximately $4,242,000 and $3,385,000 as of December 31, 2003 and 2002, respectively.

11.      REINSURANCE

         The Company has ceded business under both yearly renewable-term contracts and coinsurance contracts. Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The policy benefit liabilities and unpaid claims amounts attributable to such business are stated as other receivables on the balance sheets, and totaled approximately $158,737,000 and $99,128,000 at December 31, 2003 and 2002, respectively.

         The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Life commissions are reported net of expense reimbursements related to reinsured business.

         The Company has established retention limits for new policy issuances. The maximum retention on new issues is $2,000,000 per life for certain universal life policies and $1,500,000 per life for all traditional policies except certain term life products. The excess risk is reinsured with unaffiliated reinsurers.

         Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company utilizes several reinsurers to minimize concentration of credit risk, and evaluates the financial condition of its reinsurers and concentration of credit risk arising from similar characteristics of its reinsurers.

         Amounts included in the statements of income with respect to reinsurance assumed and ceded for the years ended December 31, 2003, 2002, and 2001 are as follows:

                                      REINSURANCE  REINSURANCE
(in thousands of dollars)    DIRECT     ASSUMED       CEDED         NET
-------------------------  ---------  -----------  -----------   ---------
2003
Premiums                   $ 284,882   $  16,915    $(122,777)   $ 179,020
Death and other benefits     225,242      15,887      (50,629)     190,500
Life commissions, net         21,166         709      (47,858)     (25,983)

2002
Premiums                     321,145      14,428      (83,348)     252,225
Death and other benefits     183,076      13,237      (20,583)     175,730
Life commissions, net         23,049         781      (32,313)      (8,483)

2001
Premiums                     324,735      11,321      (61,212)     274,844
Death and other benefits     168,191      10,536      (13,651)     165,076
Life commissions, net         24,120         514      (25,597)        (963)

12.      EMPLOYEES' RETIREMENT PLANS

         FGI sponsors a qualified, non-contributory defined benefit pension plan covering substantially all employees who have reached age 21 and rendered 1 year of service participation in the plan. The benefits are based on years of service and the employee's compensation during the last 5 years of employment. FGI's funding policy is to make sufficient contributions to the pension plan to fully provide for employees' benefits at the time of retirement.

         In addition, the Company provides postretirement benefits to retired employees through a plan also sponsored by FGI.

         The Company has no legal obligation for benefits under these plans. FGI charges the Company an allocated share of such contribution based on characteristics of the population of plan participants. For 2003, 2002 and 2001 respectively, pension costs (credits) of approximately $2,928,000, $1,103,000 and $132,000 were allocated to the Company.
         Pension plan liabilities are only recorded by FGI.

13.      EMPLOYEES' PROFIT SHARING PLANS

         FGI and its subsidiaries have 2 profit sharing plans providing for cash payments to all eligible employees. The 2 plans, Cash Profit Sharing Plan and Deferred Profit Sharing Plan, provide for a maximum aggregate expense of 15 percent of FGI and its subsidiaries' consolidated annual pretax earnings, as adjusted. The Deferred Profit Sharing Plan, limited to 10 percent of pretax earnings, as adjusted, or 15 percent of the salary or wage paid or accrued to the eligible employees, provides for an annual contribution by FGI and its subsidiaries to a trust for eventual payment to employees as provided in the plan. The Cash Profit Sharing Plan provides for annual cash distributions to eligible employees if certain criteria are met. The Cash Profit Sharing Plan is limited to 5 percent of pretax earnings, as adjusted, or 5 percent of eligible employees' salaries or wages paid or accrued.

         The Company's share of expense under these plans was approximately $5,800,000 in both 2003 and 2002 and approximately $5,067,000 in 2001.

14.      EQUITY-INDEXED ANNUITIES

         The Company sells an equity-indexed annuity product. At the end of its 7 year term, this product credits interest to the annuitant at a rate based on a specified portion of the change in the value of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), subject to a guaranteed annual minimum return.

         To hedge the interest liability generated on the annuities as the index rises, the Company purchases call options on the S&P 500 Index. The Company considers such call options to be held as an economic hedge. As of December 31, 2003 and 2002, the Company had call options with contract values of approximately $124,781,000 and $123,222,000, respectively, and carrying values of approximately $2,394,000 and $1,845,000, respectively.

         The cash requirement of the S&P 500 call options consist of the initial premium paid to purchase the call options. Should a liability exist to the annuitant at maturity of the annuity policy, the termination or maturity of the option contracts will generate positive cash flow to the Company. The appropriate amount of cash flow will then be remitted to the annuitant based on the respective participation rate. The S&P 500 call options are generally expected to be held for a 7 year term, but can be disposed of at any time.

         No S&P 500 call options were disposed of in the years ended December 31, 2003 and 2002. On December 27, 2001, the Company disposed of 1,598 and 1,319 S&P 500 call option contracts acquired in January and February 2001. The Company received approximately $518,000 in disposition proceeds, resulting in an approximately $682,000 realized loss on disposition. This disposal was necessary as the Company purchased a larger than necessary quantity of S&P 500 call options to hedge against the equity indexed annuity product liability.

         There are certain risks associated with the S&P 500 call options, primarily with respect to significant movements in the United States stock market and counterparty non-performance. The Company believes that the counterparties to its S&P 500 call option agreements are financially responsible and that the counterparty risk associated with these transactions is minimal.

15.      RELATED PARTIES

         The Company entered into a Modified Coinsurance Agreement (the "Agreement") on December 1, 2003 with an affiliate, KI. KI is an Illinois domiciled stock life insurance company, ultimately owned by Zurich Financial Services Group. Initially, The Company transferred to KI all existing Non-Qualified Individual Flexible Payment Deferred ("NQ-FPDA") and Non-Qualified Individual Single Premium Deferred ("NQ-SPDA") annuities, totaling 36 percent of the Company's annuity business in-force. In exchange, the Company received an initial commission of $36,500,000. No portion of the assets constituting the consideration are being transferred to KI. Subsequent new issues of NQ-FPDA and NQ-SPDA annuities will be transferred to KI. The Company has a management and service agreement with KI to provide services reasonably necessary pursuant to this Agreement. In 2003, the Company recorded a receivable of approximately $763,442,000 related to this transaction.

         The Company, as a result of the Agreement with KI, established an unearned revenue reserve with a balance of approximately $37,572,000 as of December 31, 2003. This balance consists of the deferral of the initial ceding commission and other front-end fees related to the ceded block of business. This amount is amortized in relation to the present value of expected gross profits on the ceded block of business. Such amortization is in direct proportion to the amortization of deferred policy acquisition costs for a given policy form and is recorded as other income in the statements of income.

         The Agreement with KI also resulted in the Company establishing an embedded derivative liability of approximately $3,627,000 as of December 31, 2003. The changes in fair value of this embedded derivative are recorded as other income/(loss) in the Company's statements of income.

         The Agreement with KI does not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for all annuities transferred, therefore, a credit exposure exists to the extent that KI does not meet its obligations under the Agreement. Failure of KI to honor its obligation could result in losses to the Company.

         Since the underlying contracts in the Agreement are fixed annuity contracts, and investment contracts do not indemnify the Company against insurance risk, the Agreement does not qualify as reinsurance under generally accepted accounting principles and is accounted for as a deposit.

         FGI has an agreement with the Company to provide sales, legal, marketing and investment services. Fees charged to the Company by FGI for these services were approximately $23,610,000, $21,909,000 and $21,233,000 for the years ended December 31, 2003, 2002 and 2001, respectively, and are accounted for as deferred policy acquisition costs except for advertising expenses, which are expensed as incurred, of approximately $2,070,000, $1,824,000 and $2,233,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

         On October 31, 2001, the company purchased $100,000,000 and $10,000,000, at par, corporate bonds from KI and Federal Kemper Life Assurance Company, which are subsidiaries of Zurich Financial Services Group. The maturity dates for both bonds are December 20, 2007. The coupon rates for these bonds are 6.62 percent and interest is paid semi-annually. The Company earned approximately $7,282,000 of interest income on these bonds in 2003 and 2002, and approximately $1,214,000 of interest income in 2001. The total market value of the bonds was approximately $113,157,000 and $121,365,000 as of December 31, 2003 and 2002, respectively.

         On September 30, 2003, the Company purchased a $6,400,000 mortgage loan from KI. The rate on the loan is 1.41 percent. On October 24, 2003, the Company received a partial principal payment of approximately $2,377,000.

16.      CERTIFICATES OF CONTRIBUTION AND SURPLUS NOTE OF THE P&C GROUP

         From time-to-time, the Company has purchased certificates of contribution or surplus notes of the P&C Group in order to supplement the policyholders' surplus of the P&C Group. Effective December 2001, the Company redeemed a $119,000,000 surplus note of the P&C Group and subsequently purchased $107,000,000 of certificates of contribution of the P&C Group. These transactions were settled in January 2002.

         Effective December 31, 2003, the terms of a $87,500,000 surplus note have been refinanced. The interest rate was reduced from 8.50 percent to 6.15 percent, and the maturity date was extended from February 2005 to December 2013. Interest will be paid semi-annually.

         Information regarding the surplus note and the certificates of contribution from the Exchanges as of December 31, 2003 and 2002 follows:

                                                                                  INTEREST
(in thousands of dollars)       2003       2002     MATURITY DATE     TERM          RATE
-------------------------     ---------  --------   --------------   -------      --------
Surplus note                  $  87,500  $ 87,500   December 2013    10 year       6.15%
Certificate of contribution     107,000   107,000   September 2006    5 year       6.00%
Certificate of contribution     296,000   296,000   March 2010       10 year       7.85%
                              ---------  --------
                              $ 490,500  $490,500
                              =========  ========

         Conditions governing repayment of the amounts are outlined in the certificates of contribution and the surplus note. Generally, repayment may be made only when the surplus balance of the issuer reaches a specified level and then only after approval is granted by the issuer's governing Board and the appropriate state insurance regulatory department.

         The Company owned the following affiliated promissory notes from FFS Holding, LLC, a subsidiary of the Exchanges, as of December 31, 2003 and 2002:

                                                                INTEREST
                    2003      2002     MATURITY DATE    TERM      RATE
                  --------  -------   ---------------  ------   --------
Promissory note   $  1,000  $ 1,000   January 2005     5 year     8.50%
Promissory note      1,000    1,000   March 2005       5 year     8.50%
Promissory note      1,000    1,000   July 2005        5 year     8.50%
Promissory note      1,000    1,000   October 2005     5 year     8.50%
Promissory note      3,000    3,000   January 2006     5 year     8.50%
Promissory note      5,000    5,000   August 2006      5 year     8.50%
Promissory note      4,000    4,000   September 2007   5 year     7.00%
Promissory note      6,000    6,000   December 2007    5 year     9.50%
                  --------  -------
                  $ 22,000  $22,000
                  ========  =======

         Interest received from the surplus note, certificates of contribution, and promissory notes totaled approximately $38,963,000, $38,273,000, and $38,691,000 for the years ended December 31, 2003, 2002, and 2001, respectively.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
FINANCIAL STATEMENTS
DECEMBER 31, 2003

                       FARMERS ANNUITY SEPARATE ACCOUNT A
                   OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
               (A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)

                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2003

                    CONTENTS

Report of Independent Auditors...........        1
Statement of Assets and Liabilities......        2
Statement of Operations..................       24
Statement of Changes in Net Assets.......       19
Notes to Financial Statements............       39

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of
Farmers New World Life Insurance Company and the
Contractholders of Farmers Annuity Separate Account A

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the portfolios constituting the Farmers Annuity Separate Account A of Farmers New World Life Insurance Company (the "Separate Account") (comprised of the Social Small Cap Growth Portfolio of the Calvert Variable Series, Inc., the Developing Leaders and Quality Bond Portfolios of the Dreyfus Variable Investment Fund - Service Class Shares, the Socially Responsible Growth Fund, Inc. - Service Class Shares of Dreyfus, the Growth, Index 500, and the Mid Cap Portfolios of the Fidelity Variable Insurance Products Funds VIP - Service Class Shares, the Small Cap, Global Asset Allocation, and the Developing Markets Securities Funds of the Franklin Templeton Variable Insurance Products Trust - Class 2 Shares, the Capital Growth, CORE Small Cap Equity, and the Mid Cap Value Funds of the Goldman Sachs Variable Insurance Trust, the Mid Cap Growth Portfolio - Service Shares, the Balanced Portfolio - Service Shares and the Capital Appreciation Portfolio - Institutional Shares of the Janus Aspen Series, the Foreign Bond and the Low Duration Portfolios of the PIMCO Variable Insurance Trust - Administrative Class Shares, the Bond, the Global Discovery, the Growth and Income, the International and the Money Market Portfolios of the Scudder Variable Series I - Class A Shares, the Government Securities, the High Income, the Small Cap Growth and the Dreman High Return Equity Portfolios of the Scudder Variable Series II - Class A Shares, the Equity Income, the Mid Cap Stock and the Small Cap Stock Funds of the WM Variable Trust - Class 2 Shares, and the Balanced, the Conservative Balanced, the Conservative Growth, the Flexible Income and the Strategic Growth Portfolios of the WM Variable Trust Strategic Asset Management Portfolios - Class 2 Shares) at December 31, 2003, the results of each of their operations for each of the two years in the periods then ended, and the changes in each of their net assets for each of the two years in the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
March 16, 2004
Seattle, Washington

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                     CALVERT                                   DREYFUS
                                     VARIABLE                                  SOCIALLY
                                      SERIES,        DREYFUS VARIABLE         RESPONSIBLE                 FIDELITY VARIABLE
                                        INC.         INVESTMENT FUND       GROWTH FUND, INC.        INSURANCE PRODUCTS FUNDS VIP
                                     ---------   ----------   ----------      ---------        ----------   ----------   ----------
                                       SOCIAL                                  SOCIALLY
                                     SMALL CAP   DEVELOPING    QUALITY       RESPONSIBLE
                                       GROWTH     LEADERS        BOND          GROWTH           GROWTH      INDEX 500      MID CAP
                                     PORTFOLIO   PORTFOLIO    PORTFOLIO         FUND           PORTFOLIO    PORTFOLIO     PORTFOLIO
                                     ---------   ----------   ----------      ---------        ----------   ----------   ----------
ASSETS
 Investments, at fair value           $264,928   $2,422,287   $2,913,197      $  65,337        $6,009,072   $6,692,490   $2,250,391
                                     ---------   ----------   ----------      ---------        ----------   ----------   ----------
  TOTAL ASSETS                         264,928    2,422,287    2,913,197         65,337         6,009,072    6,692,490    2,250,391

LIABILITIES
 Payable to Farmers New World Life
 Insurance Company                         323        2,856        3,389             72             7,093        7,792        2,666
                                     ---------   ----------   ----------      ---------        ----------   ----------   ----------

  TOTAL LIABILITIES                        323        2,856        3,389             72             7,093        7,792        2,666
  NET ASSETS                          $264,605   $2,419,431   $2,909,808      $  65,265        $6,001,979   $6,684,698   $2,247,725
                                     =========   ==========   ==========      =========        ==========   ==========   ==========
Accumulation units outstanding          23,380      242,234      259,835          8,898           753,540      750,683      178,938
                                     =========   ==========   ==========      =========        ==========   ==========   ==========
Unit value of accumulation units      $  11.32   $     9.99   $    11.20      $    7.33        $     7.97   $     8.90   $    12.56
                                     =========   ==========   ==========      =========        ==========   ==========   ==========
Shares owned in each portfolio          17,418       65,256      253,763          2,758           194,343       53,174       93,377
                                     =========   ==========   ==========      =========        ==========   ==========   ==========
Market value per share                $  15.21   $    37.12   $    11.48      $   23.69        $    30.92   $   125.86   $    24.10
                                     =========   ==========   ==========      =========        ==========   ==========   ==========
Cost of investments                   $221,285   $2,121,217   $2,927,940      $  64,520        $5,421,215   $6,009,176   $1,763,980
                                     =========   ==========   ==========      =========        ==========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2003

                                          FRANKLIN TEMPLETON VARIABLE               GOLDMAN SACHS                JANUS ASPEN
                                            INSURANCE PRODUCTS TRUST            VARIABLE INSURANCE TRUST            SERIES
                                     ------------------------------------   -----------------------------------  -----------
                                                                                                                   MID CAP
                                                    GLOBAL     DEVELOPING                   CORE                   GROWTH
                                                    ASSET        MARKETS      CAPITAL    SMALL CAP    MID CAP     PORTFOLIO
                                      SMALL CAP   ALLOCATION   SECURITIES     GROWTH       EQUITY      VALUE      (SERVICE
                                        FUND         FUND         FUND         FUND         FUND       FUND        SHARES)
                                     ----------   ----------   ----------   ----------   ---------   ----------  ----------
ASSETS
 Investments, at fair value          $1,343,976   $  372,513   $  188,592   $5,387,199   $  68,979   $4,448,983   $ 849,650
                                     ----------   ----------   ----------   ----------   ---------   ----------  ----------
  TOTAL ASSETS                        1,343,976      372,513      188,592    5,387,199      68,979    4,448,983     849,650

LIABILITIES
 Payable to Farmers New World Life
 Insurance Company                        1,601          434          210        6,381          72        5,297         996
                                     ----------   ----------   ----------   ----------   ---------   ----------  ----------
  TOTAL LIABILITIES                       1,601          434          210        6,381          72        5,297         996

  NET ASSETS                         $1,342,375   $  372,079   $  188,382   $5,380,818   $  68,907   $4,443,686   $ 848,654
                                     ==========   ==========   ==========   ==========   =========   ==========  ==========
Accumulation units outstanding          150,004       32,958       20,092      659,374       5,547      350,327     116,618
                                     ==========   ==========   ==========   ==========   =========   ==========  ==========
Unit value of accumulation units     $     8.95   $    11.29   $     9.38   $     8.16   $   12.42   $    12.68   $    7.28
                                     ==========   ==========   ==========   ==========   =========   ==========  ==========
Shares owned in each portfolio           77,107       19,985       26,600      561,752       5,310      332,759      40,363
                                     ==========   ==========   ==========   ==========   =========   ==========  ==========
Market value per share               $    17.43   $    18.64   $     7.09   $     9.59   $   12.99   $    13.37   $   21.05
                                     ==========   ==========   ==========   ==========   =========   ==========  ==========
Cost of investments                  $1,120,922   $  314,756   $  138,425   $4,962,834   $  60,699   $3,752,546   $ 791,133
                                     ==========   ==========   ==========   ==========   =========   ==========  ==========

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2003

                                          JANUS ASPEN SERIES,          PIMCO VARIABLE
                                              CONTINUED                INSURANCE TRUST             SCUDDER VARIABLE SERIES I
                                     ---------------------------   -----------------------   ------------------------------------
                                                      CAPITAL
                                      BALANCED     APPRECIATION                                                         GROWTH
                                     PORTFOLIO       PORTFOLIO      FOREIGN        LOW                      GLOBAL       AND
                                      (SERVICE    (INSTITUTIONAL     BOND       DURATION       BOND       DISCOVERY     INCOME
                                       SHARES)        SHARES)      PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                     ----------   --------------   ----------   ----------   ----------   ----------   ----------
ASSETS
 Investments, at fair value          $2,083,355   $   11,841,806   $3,429,998   $6,191,333   $4,860,078   $2,706,601   $4,752,538
                                     ----------   --------------   ----------   ----------   ----------   ----------   ----------
  TOTAL ASSETS                        2,083,355       11,841,806    3,429,998    6,191,333    4,860,078    2,706,601    4,752,538

LIABILITIES
 Payable to Farmers New World Life
 Insurance Company                        2,334           14,058        4,068        7,336        5,748        3,203        5,615
                                     ----------   --------------   ----------   ----------   ----------   ----------   ----------
  TOTAL LIABILITIES                       2,334           14,058        4,068        7,336        5,748        3,203        5,615

  NET ASSETS                         $2,081,021   $   11,827,748   $3,425,930   $6,183,997   $4,854,330   $2,703,398   $4,746,923
                                     ==========   ==============   ==========   ==========   ==========   ==========   ==========
Accumulation units outstanding          207,898        2,259,340      284,164      517,872      391,779      275,496      607,789
                                     ==========   ==============   ==========   ==========   ==========   ==========   ==========
Unit value of accumulation units     $    10.01   $         5.24   $    12.06   $    11.94   $    12.39   $     9.81   $     7.81
                                     ==========   ==============   ==========   ==========   ==========   ==========   ==========
Shares owned in each portfolio           87,462          568,225      341,974      602,856      690,352      260,752      559,122
                                     ==========   ==============   ==========   ==========   ==========   ==========   ==========
Market value per share               $    23.82   $        20.84   $    10.03   $    10.27   $     7.04   $    10.38   $     8.50
                                     ==========   ==============   ==========   ==========   ==========   ==========   ==========
Cost of investments                  $1,916,104   $   12,197,246   $3,367,773   $6,049,238   $4,700,550   $2,044,684   $5,152,235
                                     ==========   ==============   ==========   ==========   ==========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2003

                                          SCUDDER VARIABLE                                                            WM VARIABLE
                                        SERIES I, CONTINUED                SCUDDER VARIABLE SERIES II                    TRUST
                                     --------------------------   -------------------------------------------------   -----------
                                                                                                          DREMAN
                                                       MONEY      GOVERNMENT     HIGH       SMALL CAP   HIGH RETURN     EQUITY
                                     INTERNATIONAL    MARKET      SECURITIES    INCOME       GROWTH       EQUITY        INCOME
                                       PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO       FUND
                                     -------------   ----------   ----------   ----------   ---------   -----------   ----------
ASSETS
 Investments, at fair value          $   5,164,258   $1,657,356   $6,445,107   $3,528,746   $ 474,908   $14,252,898   $2,085,812
                                     -------------   ----------   ----------   ----------   ---------   -----------   ----------
  TOTAL ASSETS                           5,164,258    1,657,356    6,445,107    3,528,746     474,908    14,252,898    2,085,812

LIABILITIES
 Payable to Farmers New World Life
 Insurance Company                           6,128        1,850        7,591        4,170         561        16,969        2,362
                                     -------------   ----------   ----------   ----------   ---------   -----------   ----------
  TOTAL LIABILITIES                          6,128        1,850        7,591        4,170         561        16,969        2,362

  NET ASSETS                         $   5,158,130   $1,655,506   $6,437,516   $3,524,576   $ 474,347   $14,235,929   $2,083,450
                                     =============   ==========   ==========   ==========   =========   ===========   ==========
Accumulation units outstanding             945,537      155,698      520,517      316,214     121,221       998,203      184,123
                                     =============   ==========   ==========   ==========   =========   ===========   ==========
Unit value of accumulation units     $        5.46   $    10.63   $    12.37   $    11.15   $    3.91   $     14.26   $    11.32
                                     =============   ==========   ==========   ==========   =========   ===========   ==========
Shares owned in each portfolio             625,213    1,657,356      513,554      418,594      41,879     1,263,555      150,600
                                     =============   ==========   ==========   ==========   =========   ===========   ==========
Market value per share               $        8.26   $     1.00   $    12.54   $     8.43   $   11.34   $     11.29   $    13.85
                                     =============   ==========   ==========   ==========   =========   ===========   ==========
Cost of investments                  $   4,768,743   $1,657,356   $6,216,601   $3,187,878   $ 518,731   $12,622,652   $1,814,960
                                     =============   ==========   ==========   ==========   =========   ===========   ==========

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2003

                                        WM VARIABLE TRUST,
                                             CONTINUED              WM VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT PORTFOLIOS
                                     -----------------------   -------------------------------------------------------------------
                                       MID CAP    SMALL CAP                  CONSERVATIVE   CONSERVATIVE   FLEXIBLE     STRATEGIC
                                        STOCK       STOCK       BALANCED       BALANCED        GROWTH       INCOME       GROWTH
                                        FUND        FUND        PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO
                                     ----------   ----------   -----------   ------------   ------------   ----------   ----------
ASSETS
 Investments, at fair value          $1,618,208   $1,157,215   $10,958,244   $  2,045,846   $  8,725,885   $1,111,561   $5,439,850
                                     ----------   ----------   -----------   ------------   ------------   ----------   ----------
  TOTAL ASSETS                        1,618,208    1,157,215    10,958,244      2,045,846      8,725,885    1,111,561    5,439,850

LIABILITIES
 Payable to Farmers New World Life
 Insurance Company                        1,934        1,386        12,240          2,364         10,084        1,172        6,083
                                     ----------   ----------   -----------   ------------   ------------   ----------   ----------
  TOTAL LIABILITIES                       1,934        1,386        12,240          2,364         10,084        1,172        6,083

  NET ASSETS                         $1,616,274   $1,155,829   $10,946,004   $  2,043,482   $  8,715,801   $1,110,389   $5,433,767
                                     ==========   ==========   ===========   ============   ============   ==========   ==========
Accumulation units outstanding          138,103      137,084       900,787        174,492        693,643       97,033      421,993
                                     ==========   ==========   ===========   ============   ============   ==========   ==========
Unit value of accumulation units     $    11.70   $     8.43   $     12.15   $      11.71   $      12.57   $    11.44   $    12.88
                                     ==========   ==========   ===========   ============   ============   ==========   ==========
Shares owned in each portfolio          110,988      123,766       739,423        184,145        572,189       81,433      331,294
                                     ==========   ==========   ===========   ============   ============   ==========   ==========
Market value per share               $    14.58   $     9.35   $     14.82   $      11.11   $      15.25   $    13.65   $    16.42
                                     ==========   ==========   ===========   ============   ============   ==========   ==========
Cost of investments                  $1,344,322   $  871,803   $ 9,805,913   $  1,875,439   $  7,627,310   $1,034,460   $4,801,901
                                     ==========   ==========   ===========   ============   ============   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                                                    CALVERT
                                                             VARIABLE SERIES, INC.         DREYFUS VARIABLE INVESTMENT FUND
                                                             ---------------------   -----------------------------------------------
                                                               SOCIAL SMALL CAP           DEVELOPING                QUALITY
                                                               GROWTH PORTFOLIO       LEADERS PORTFOLIO(3)       BOND PORTFOLIO
                                                             --------    --------    ---------    ---------   ---------   ---------
                                                               2003        2002        2003         2002        2003        2002
                                                             --------    --------    ---------    ---------   ---------   ---------
Investment income:
 Dividends and capital gain distributions                    $  3,213    $  5,720    $       -    $     176   $ 154,863   $  71,699
                                                             --------    --------    ---------    ---------   ---------   ---------
  Total investment income                                       3,213       5,720            -          176     154,863      71,699
                                                             --------    --------    ---------    ---------   ---------   ---------
Expenses:
 Mortality and expense risk                                     2,578       1,104       23,747       13,798      32,438      19,338
                                                             --------    --------    ---------    ---------   ---------   ---------
  Total expenses                                                2,578       1,104       23,747       13,798      32,438      19,338
                                                             --------    --------    ---------    ---------   ---------   ---------
  Net investment income (loss)                                    635       4,616      (23,747)     (13,622)    122,425      52,361
                                                             --------    --------    ---------    ---------   ---------   ---------

Realized gains (losses) on investments:
 Proceeds from sales                                           32,036      21,083      103,864       77,428     550,482     211,972
 Cost of investments sold                                     (44,979)    (24,261)    (123,026)    (102,828)   (559,291)   (218,073)
                                                             --------    --------    ---------    ---------   ---------   ---------
  Net realized gain (loss) from investment transactions       (12,943)     (3,178)     (19,162)     (25,400)     (8,809)     (6,101)
                                                             --------    --------    ---------    ---------   ---------   ---------
Net unrealized appreciation (depreciation) of investments:
 Beginning of period                                          (32,704)        350     (247,226)      (8,365)     28,118     (20,883)
 End of period                                                 43,643     (32,704)     301,070     (247,226)    (14,743)     28,118
                                                             --------    --------    ---------    ---------   ---------   ---------
  Change in net unrealized appreciation (depreciation)
   of investments                                              76,347     (33,054)     548,296     (238,861)    (42,861)     49,001
                                                             --------    --------    ---------    ---------   ---------   ---------

  Net increase (decrease) in net assets from operations      $ 64,039    $(31,616)   $ 505,387    $(277,883)  $  70,755   $  95,261
                                                             ========    ========    =========    =========   =========   =========

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                                                 DREYFUS
                                                          SOCIALLY RESPONSIBLE
                                                            GROWTH FUND, INC.       FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP
                                                          --------------------    --------------------------------------------------
                                                          SOCIALLY RESPONSIBLE
                                                               GROWTH FUND             GROWTH PORTFOLIO          INDEX 500 PORTFOLIO
                                                          --------------------    ------------------------   -----------------------
                                                            2003        2002         2003          2002          2003        2002
                                                          ---------   ---------   ----------   -----------   ----------   ---------
Investment income:
 Dividends and capital gain distributions                 $       3   $       6   $    7,376   $     2,096   $   55,478   $  18,860
                                                          ---------   ---------   ----------   -----------   ----------   ---------
  Total investment income                                         3           6        7,376         2,096       55,478      18,860
                                                          ---------   ---------   ----------   -----------   ----------   ---------
Expenses:
 Mortality and expense risk                                     566         449       61,287        35,903       64,040      34,343
                                                          ---------   ---------   ----------   -----------   ----------   ---------
  Total expenses                                                566         449       61,287        35,903       64,040      34,343
                                                          ---------   ---------   ----------   -----------   ----------   ---------
  Net investment income (loss)                                 (563)       (443)     (53,911)      (33,807)      (8,562)    (15,483)
                                                          ---------   ---------   ----------   -----------   ----------   ---------

Realized gains (losses) on investments:
 Proceeds from sales                                          4,352      20,812      320,890       204,173      235,083     157,783
 Cost of investments sold                                    (5,785)    (24,973)    (415,176)     (305,411)    (289,804)   (215,077)
                                                          ---------   ---------   ----------   -----------   ----------   ---------
  Net realized gain (loss) from investment
   transactions                                              (1,433)     (4,161)     (94,286)     (101,238)     (54,721)    (57,294)
                                                          ---------   ---------   ----------   -----------   ----------   ---------
Net unrealized appreciation (depreciation) of
  investments:
 Beginning of period                                        (11,439)     (1,297)    (899,499)        9,555     (640,466)      6,677
 End of period                                                  817     (11,439)     587,857      (899,499)     683,314    (640,466)
                                                          ---------   ---------   ----------   -----------   ----------   ---------
  Change in net unrealized appreciation (depreciation)
   of investments                                            12,256     (10,142)   1,487,356      (909,054)   1,323,780    (647,143)
                                                          ---------   ---------   ----------   -----------   ----------   ---------

  Net increase (decrease) in net assets from operations   $  10,260   $ (14,746)  $1,339,159   $(1,044,099)  $1,260,497   $(719,920)
                                                          =========   =========   ==========   ===========   ==========   =========

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                                             FIDELITY VARIABLE
                                                             INSURANCE PRODUCTS               FRANKLIN TEMPLETON VARIABLE
                                                            FUNDS VIP, CONTINUED                INSURANCE PRODUCTS TRUST
                                                            ---------------------    ----------------------------------------------
                                                                                                                   GLOBAL ASSET
                                                              MID CAP PORTFOLIO          SMALL CAP FUND           ALLOCATION FUND
                                                            ---------------------    ----------------------    --------------------
                                                              2003         2002         2003         2002         2003        2002
                                                            ---------   ---------    ---------    ---------    --------    --------
Investment income:
 Dividends and capital gain distributions                   $   4,039   $   3,854    $       -    $   1,290    $  3,850    $  1,850
                                                            ---------   ---------    ---------    ---------    --------    --------
  Total investment income                                       4,039       3,854            -        1,290       3,850       1,850
                                                            ---------   ---------    ---------    ---------    --------    --------
Expenses:
 Mortality and expense risk                                    20,582      11,403       12,784        6,411       2,574       1,385
                                                            ---------   ---------    ---------    ---------    --------    --------
  Total expenses                                               20,582      11,403       12,784        6,411       2,574       1,385
                                                            ---------   ---------    ---------    ---------    --------    --------
  Net investment income (loss)                                (16,543)     (7,549)     (12,784)      (5,121)      1,276         465
                                                            ---------   ---------    ---------    ---------    --------    --------

Realized gains (losses) on investments:
 Proceeds from sales                                          101,140      69,293       70,574       39,896      18,907      46,022
 Cost of investments sold                                    (108,874)    (78,395)     (83,536)     (56,330)    (20,141)    (50,387)
                                                            ---------   ---------    ---------    ---------    --------    --------
  Net realized gain (loss) from investment transactions        (7,734)     (9,102)     (12,962)     (16,434)     (1,234)     (4,365)
                                                            ---------   ---------    ---------    ---------    --------    --------
Net unrealized appreciation (depreciation) of investments:
 Beginning of period                                          (84,916)     19,159     (130,553)      18,795          97       1,882
 End of period                                                486,411     (84,916)     223,054     (130,553)     57,757          97
                                                            ---------   ---------    ---------    ---------    --------    --------
  Change in net unrealized appreciation (depreciation)
   of investments                                             571,327    (104,075)     353,607     (149,348)     57,660      (1,785)
                                                            ---------   ---------    ---------    ---------    --------    --------

  Net increase (decrease) in net assets from operations     $ 547,050   $(120,726)   $ 327,861    $(170,903)   $ 57,702    $ (5,685)
                                                            =========   =========    =========    =========    ========    ========

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002


                                                 FRANKLIN TEMPLETON
                                                 VARIABLE INSURANCE
                                             PRODUCTS TRUST, CONTINUED         GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                             --------------------------    ----------------------------------------------
                                                 DEVELOPING MARKETS                CAPITAL                 CORE SMALL
                                                  SECURITIES FUND                GROWTH FUND            CAP EQUITY FUND
                                             --------------------------    ------------------------    ------------------
                                                 2003           2002           2003         2002         2003       2002
                                             -----------    -----------    -----------    ---------    -------    -------
Investment income:
 Dividends and capital gain distributions    $     1,277    $     1,817    $    13,051    $   6,198    $ 2,127    $    36
                                             -----------    -----------    -----------    ---------    -------    -------
  Total investment income                          1,277          1,817         13,051        6,198      2,127         36
                                             -----------    -----------    -----------    ---------    -------    -------
Expenses:
 Mortality and expense risk                        1,504          1,445         54,603       31,121        277        114
                                             -----------    -----------    -----------    ---------    -------    -------
  Total expenses                                   1,504          1,445         54,603       31,121        277        114
                                             -----------    -----------    -----------    ---------    -------    -------
  Net investment income (loss)                      (227)           372        (41,552)     (24,923)     1,850        (78)
                                             -----------    -----------    -----------    ---------    -------    -------

Realized gains (losses) on investments:
 Proceeds from sales                               9,609         38,056        241,614      212,519      5,882      2,971
 Cost of investments sold                         (9,968)       (44,800)      (301,645)    (303,369)    (7,416)    (4,378)
                                             -----------    -----------    -----------    ---------    -------    -------
  Net realized gain (loss) from investment
   transactions                                     (359)        (6,744)       (60,031)     (90,850)    (1,534)    (1,407)
                                             -----------    -----------    -----------    ---------    -------    -------
Net unrealized appreciation (depreciation)
 of investments:
 Beginning of period                              (2,997)        (1,375)      (587,259)     (10,648)    (1,030)       177
 End of period                                    50,167         (2,997)       424,365     (587,259)     8,280     (1,030)
                                             -----------    -----------    -----------    ---------    -------    -------
  Change in net unrealized appreciation
   (depreciation) of investments                  53,164         (1,622)     1,011,624     (576,611)     9,310     (1,207)
                                             -----------    -----------    -----------    ---------    -------    -------

  Net increase (decrease) in net assets
   from operations                           $    52,578    $    (7,994)   $   910,041    $(692,384)   $ 9,626    $(2,692)
                                             ===========    ===========    ===========    =========    =======    =======

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               GOLDMAN SACHS VARIABLE
                                             INSURANCE TRUST, CONTINUED                 JANUS ASPEN SERIES
                                             --------------------------   -----------------------------------------------
                                                                                 MID CAP
                                                                           GROWTH PORTFOLIO(2)       BALANCED PORTFOLIO
                                                 MID CAP VALUE FUND         (SERVICE SHARES)          (SERVICE SHARES)
                                             --------------------------   ----------------------    ---------------------
                                                2003           2002          2003         2002         2003        2002
                                             ----------     -----------   ---------    ---------    ---------    --------
Investment income:
 Dividends and capital gain distributions    $   80,009     $    35,522   $       -    $       -    $  33,417    $ 18,371
                                             ----------     -----------   ---------    ---------    ---------    --------
  Total investment income                        80,009          35,522           -            -       33,417      18,371
                                             ----------     -----------   ---------    ---------    ---------    --------
Expenses:
 Mortality and expense risk                      44,551          27,585       9,510        8,743       21,025       8,114
                                             ----------     -----------   ---------    ---------    ---------    --------
  Total expenses                                 44,551          27,585       9,510        8,743       21,025       8,114
                                             ----------     -----------   ---------    ---------    ---------    --------
  Net investment income (loss)                   35,458           7,937      (9,510)      (8,743)      12,392      10,257
                                             ----------     -----------   ---------    ---------    ---------    --------

Realized gains (losses) on investments:
 Proceeds from sales                            225,488         155,876      94,954       59,162      407,592      76,268
 Cost of investments sold                      (242,994)       (176,825)   (128,670)    (101,393)    (423,057)    (79,601)
                                             ----------     -----------   ---------    ---------    ---------    --------
  Net realized gain (loss) from investment
   transactions                                 (17,506)        (20,949)    (33,716)     (42,231)     (15,465)     (3,333)
                                             ----------     -----------   ---------    ---------    ---------    --------
Net unrealized appreciation (depreciation)
  of investments:
 Beginning of period                           (172,588)         12,016    (196,732)     (18,961)     (56,463)      2,376
 End of period                                  696,437        (172,588)     58,517     (196,732)     167,251     (56,463)
                                             ----------     -----------   ---------    ---------    ---------    --------
  Change in net unrealized appreciation
   (depreciation) of investments                869,025        (184,604)    255,249     (177,771)     223,714     (58,839)
                                             ----------     -----------   ---------    ---------    ---------    --------

  Net increase (decrease) in net assets
   from operations                           $  886,977     $  (197,616)  $ 212,023    $(228,745)   $ 220,641    $(51,915)
                                             ==========     ===========   =========    =========    =========    ========

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                                JANUS ASPEN SERIES,
                                                      CONTINUED                     PIMCO VARIABLE INSURANCE TRUST
                                             --------------------------    ------------------------------------------------
                                                        CAPITAL
                                               APPRECIATION PORTFOLIO            FOREIGN                     LOW
                                               (INSTITUTIONAL SHARES)         BOND PORTFOLIO          DURATION PORTFOLIO
                                             --------------------------    ----------------------    ----------------------
                                                2003           2002          2003         2002         2003         2002
                                             -----------    -----------    ---------    ---------    ---------    ---------
Investment income:
 Dividends and capital gain distributions    $    49,315    $    55,670    $  76,149    $  68,253    $ 108,143    $ 168,709
                                             -----------    -----------    ---------    ---------    ---------    ---------
  Total investment income                         49,315         55,670       76,149       68,253      108,143      168,709
                                             -----------    -----------    ---------    ---------    ---------    ---------
Expenses:
 Mortality and expense risk                      133,254        121,973       38,530       22,200       75,426       54,557
                                             -----------    -----------    ---------    ---------    ---------    ---------
  Total expenses                                 133,254        121,973       38,530       22,200       75,426       54,557
                                             -----------    -----------    ---------    ---------    ---------    ---------
  Net investment income (loss)                   (83,939)       (66,303)      37,619       46,053       32,717      114,152
                                             -----------    -----------    ---------    ---------    ---------    ---------

Realized gains (losses) on investments:
 Proceeds from sales                           1,037,530        810,023      242,888      199,488      564,458      493,034
 Cost of investments sold                     (1,529,380)    (1,308,470)    (248,372)    (200,419)    (567,183)    (494,661)
                                             -----------    -----------    ---------    ---------    ---------    ---------
  Net realized gain (loss) from investment
   transactions                                 (491,850)      (498,447)      (5,484)        (931)      (2,725)      (1,627)
                                             -----------    -----------    ---------    ---------    ---------    ---------
Net unrealized appreciation (depreciation)
  of investments:
 Beginning of period                          (2,772,512)    (1,603,581)      82,544        7,359      123,190        7,808
 End of period                                  (355,440)    (2,772,512)      62,225       82,544      142,095      123,190
                                             -----------    -----------    ---------    ---------    ---------    ---------
  Change in net unrealized appreciation
   (depreciation) of investments               2,417,072     (1,168,931)     (20,319)      75,185       18,905      115,382
                                             -----------    -----------    ---------    ---------    ---------    ---------

  Net increase (decrease) in net assets
   from operations                           $ 1,841,283    $(1,733,681)   $  11,816    $ 120,307    $  48,897    $ 227,907
                                             ===========    ===========    =========    =========    =========    =========

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                                                     SCUDDER VARIABLE SERIES I
                                             ------------------------------------------------------------------------------
                                                                               GLOBAL                   GROWTH AND
                                                 BOND PORTFOLIO         DISCOVERY PORTFOLIO          INCOME PORTFOLIO
                                             ----------------------    ----------------------    --------------------------
                                               2003         2002         2003         2002          2003           2002
                                             ---------    ---------    ---------    ---------    -----------    -----------
Investment income:
 Dividends and capital gain distributions    $ 176,292    $ 187,261    $   1,819    $       -    $    43,222    $    45,526
                                             ---------    ---------    ---------    ---------    -----------    -----------
  Total investment income                      176,292      187,261        1,819            -         43,222         45,526
                                             ---------    ---------    ---------    ---------    -----------    -----------
Expenses:
 Mortality and expense risk                     58,948       43,963       25,415       12,690         54,622         61,556
                                             ---------    ---------    ---------    ---------    -----------    -----------
  Total expenses                                58,948       43,963       25,415       12,690         54,622         61,556
                                             ---------    ---------    ---------    ---------    -----------    -----------
  Net investment income (loss)                 117,344      143,298      (23,596)     (12,690)       (11,400)       (16,030)
                                             ---------    ---------    ---------    ---------    -----------    -----------

Realized gains (losses) on investments:
 Proceeds from sales                           473,881      468,812      178,871       94,423        472,632        624,605
 Cost of investments sold                     (482,949)    (479,363)    (191,375)    (130,263)      (678,611)      (870,480)
                                             ---------    ---------    ---------    ---------    -----------    -----------
  Net realized gain (loss) from investment
   transactions                                 (9,068)     (10,551)     (12,504)     (35,840)      (205,979)      (245,875)
                                             ---------    ---------    ---------    ---------    -----------    -----------
Net unrealized appreciation (depreciation)
  of investments:
 Beginning of period                           111,318       29,994     (181,521)       3,885     (1,561,763)      (517,930)
 End of period                                 159,528      111,318      661,917     (181,521)      (399,697)    (1,561,763)
                                             ---------    ---------    ---------    ---------    -----------    -----------
  Change in net unrealized appreciation
   (depreciation) of investments                48,210       81,324      843,438     (185,406)     1,162,066     (1,043,833)
                                             ---------    ---------    ---------    ---------    -----------    -----------

  Net increase (decrease) in net assets
   from operations                           $ 156,486    $ 214,071    $ 807,338    $(233,936)   $   944,687    $(1,305,738)
                                             =========    =========    =========    =========    ===========    ===========

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                       SCUDDER VARIABLE
                                                    SCUDDER VARIABLE SERIES I, CONTINUED                  SERIES II
                                             --------------------------------------------------    --------------------------
                                                   INTERNATIONAL                 MONEY                    GOVERNMENT
                                                     PORTFOLIO              MARKET PORTFOLIO         SECURITIES PORTFOLIO
                                             -------------------------   ----------------------    --------------------------
                                                2003           2002        2003         2002          2003           2002
                                             -----------    ----------   ---------    ---------    -----------    -----------
Investment income:
 Dividends and capital gain distributions    $    30,944    $   24,612   $  13,620    $  19,428    $   279,516    $   159,435
                                             -----------    ----------   ---------    ---------    -----------    -----------
  Total investment income                         30,944        24,612      13,620       19,428        279,516        159,435
                                             -----------    ----------   ---------    ---------    -----------    -----------
Expenses:
 Mortality and expense risk                       53,893        40,493      21,024       16,427         84,530         67,202
                                             -----------    ----------   ---------    ---------    -----------    -----------
  Total expenses                                  53,893        40,493      21,024       16,427         84,530         67,202
                                             -----------    ----------   ---------    ---------    -----------    -----------
  Net investment income (loss)                   (22,949)      (15,881)     (7,404)       3,001        194,986         92,233
                                             -----------    ----------   ---------    ---------    -----------    -----------

Realized gains (losses) on investments:
 Proceeds from sales                             300,022       244,485     486,638      912,032      1,078,047      1,211,070
 Cost of investments sold                       (480,270)     (484,906)   (486,638)    (912,032)    (1,106,188)    (1,206,985)
                                             -----------    ----------   ---------    ---------    -----------    -----------
  Net realized gain (loss) from investment
   transactions                                 (180,248)     (240,421)          -            -        (28,141)         4,085
                                             -----------    ----------   ---------    ---------    -----------    -----------
Net unrealized appreciation (depreciation)
     of investments:
 Beginning of period                            (878,701)     (442,629)          -            -        336,655        106,582
 End of period                                   395,515      (878,701)          -            -        228,506        336,655
                                             -----------    ----------   ---------    ---------    -----------    -----------
  Change in net unrealized appreciation
   (depreciation) of investments               1,274,216      (436,072)          -            -       (108,149)       230,073
                                             -----------    ----------   ---------    ---------    -----------    -----------

  Net increase (decrease) in net assets
   from operations                           $ 1,071,019    $ (692,374)  $  (7,404)   $   3,001    $    58,696    $   326,391
                                             ===========    ==========   =========    =========    ===========    ===========

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                                                   SCUDDER VARIABLE SERIES II, CONTINUED
                                             --------------------------------------------------------------------------------------
                                                     HIGH INCOME                   SMALL CAP                 DREMAN HIGH RETURN
                                                      PORTFOLIO                 GROWTH PORTFOLIO              EQUITY PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2003           2002           2003           2002           2003           2002
                                             -----------    -----------    -----------    -----------    -----------    -----------
Investment income:
 Dividends and capital gain distributions    $   205,999    $   103,265    $         -    $         -    $   224,769    $    99,645
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Total investment income                        205,999        103,265              -              -        224,769         99,645
                                             -----------    -----------    -----------    -----------    -----------    -----------
Expenses:
 Mortality and expense risk                       36,292         19,466          5,230          5,340        149,917        115,317
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Total expenses                                  36,292         19,466          5,230          5,340        149,917        115,317
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Net investment income (loss)                   169,707         83,799         (5,230)        (5,340)        74,852        (15,672)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Realized gains (losses) on investments:
 Proceeds from sales                             320,678        191,370         37,364         73,860        912,450        659,229
 Cost of investments sold                       (341,195)      (218,784)       (62,309)      (138,006)    (1,082,925)      (844,754)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Net realized gain (loss) from investment
   transactions                                  (20,517)       (27,414)       (24,945)       (64,146)      (170,475)      (185,525)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net unrealized appreciation (depreciation)
    of investments:
 Beginning of period                             (74,175)         1,281       (180,054)       (72,317)    (1,728,045)       103,873
 End of period                                   340,868        (74,175)       (43,823)      (180,054)     1,630,246     (1,728,045)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Change in net unrealized appreciation
   (depreciation) of investments                 415,043        (75,456)       136,231       (107,737)     3,358,291     (1,831,918)
                                             -----------    -----------    -----------    -----------    -----------    -----------

  Net increase (decrease) in net assets
   from operations                           $   564,233    $   (19,071)   $   106,056    $  (177,223)   $ 3,262,668    $(2,033,115)
                                             ===========    ===========    ===========    ===========    ===========    ===========

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                                                                     WM VARIABLE TRUST
                                                            -----------------------------------------------------------------------
                                                                   EQUITY                 MID CAP                 SMALL CAP
                                                                 INCOME FUND             STOCK FUND               STOCK FUND
                                                            ---------------------   ---------------------    -----------------------
                                                              2003        2002        2003        2002         2003         2002
                                                            ---------   ---------   ---------   ---------    ---------    ---------
Investment income:
 Dividends and capital gain distributions                   $  35,290   $  14,092   $   2,144   $  21,783    $       -    $  42,463
                                                            ---------   ---------   ---------   ---------    ---------    ---------
  Total investment income                                      35,290      14,092       2,144      21,783            -       42,463
                                                            ---------   ---------   ---------   ---------    ---------    ---------
Expenses:
 Mortality and expense risk                                    17,092       8,222      16,915      10,602       10,872        6,586
                                                            ---------   ---------   ---------   ---------    ---------    ---------
  Total expenses                                               17,092       8,222      16,915      10,602       10,872        6,586
                                                            ---------   ---------   ---------   ---------    ---------    ---------
  Net investment income (loss)                                 18,198       5,870     (14,771)     11,181      (10,872)      35,877
                                                            ---------   ---------   ---------   ---------    ---------    ---------

Realized gains (losses) on investments:
 Proceeds from sales                                           97,656     162,667      74,816     133,784      149,589       71,960
 Cost of investments sold                                    (106,833)   (175,528)    (81,551)   (153,445)    (215,196)    (141,809)
                                                            ---------   ---------   ---------   ---------    ---------    ---------
  Net realized gain (loss) from investment transactions        (9,177)    (12,861)     (6,735)    (19,661)     (65,607)     (69,849)
                                                            ---------   ---------   ---------   ---------    ---------    ---------
Net unrealized appreciation (depreciation) of investments:
 Beginning of period                                          (71,913)      4,834     (60,358)     32,380     (221,737)      22,107
 End of period                                                270,852     (71,913)    273,886     (60,358)     285,412     (221,737)
                                                            ---------   ---------   ---------   ---------    ---------    ---------
  Change in net unrealized appreciation (depreciation)
   of investments                                             342,765     (76,747)    334,244     (92,738)     507,149     (243,844)
                                                            ---------   ---------   ---------   ---------    ---------    ---------

  Net increase (decrease) in net assets from operations     $ 351,786   $ (83,738)  $ 312,738   $(101,218)   $ 430,670    $(277,816)
                                                            =========   =========   =========   =========    =========    =========

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                                                     WM VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT PORTFOLIOS
                                                            ---------------------------------------------------------------------
                                                                   BALANCED            CONSERVATIVE            CONSERVATIVE
                                                                  PORTFOLIO         BALANCED PORTFOLIO       GROWTH PORTFOLIO
                                                            --------------------   ---------------------   ----------------------
                                                               2003      2002 (1)    2003      2002 (1)       2003       2002 (1)
                                                            ----------   -------   ---------   ---------   -----------   --------
Investment income:
 Dividends and capital gain distributions                   $  109,290   $     -   $  20,263   $       -   $    74,260   $      -
                                                            ----------   -------   ---------   ---------   -----------   --------
  Total investment income                                      109,290         -      20,263           -        74,260          -
                                                            ----------   -------   ---------   ---------   -----------   --------
Expenses:
 Mortality and expense risk                                     69,101     1,912      14,166         418        55,028        742
                                                            ----------   -------   ---------   ---------   -----------   --------
  Total expenses                                                69,101     1,912      14,166         418        55,028        742
                                                            ----------   -------   ---------   ---------   -----------   --------
  Net investment income (loss)                                  40,189    (1,912)      6,097        (418)       19,232       (742)
                                                            ----------   -------   ---------   ---------   -----------   --------

Realized gains (losses) on investments:
 Proceeds from sales                                           394,171       592     379,402     164,126       114,633     16,686
 Cost of investments sold                                     (401,416)     (605)   (378,386)   (161,844)     (114,220)   (16,852)
                                                            ----------   -------   ---------   ---------   -----------   --------
  Net realized gain (loss) from investment transactions         (7,245)      (13)      1,016       2,282           413       (166)
                                                            ----------   -------   ---------   ---------   -----------   --------
Net unrealized appreciation (depreciation) of investments:
 Beginning of period                                             5,541         -       1,494           -         2,798          -
 End of period                                               1,152,331     5,541     170,407       1,494     1,098,575      2,798
                                                            ----------   -------   ---------   ---------   -----------   --------
  Change in net unrealized appreciation (depreciation)
   of investments                                            1,146,790     5,541     168,913       1,494     1,095,777      2,798
                                                            ----------   -------   ---------   ---------   -----------   --------

  Net increase (decrease) in net assets from operations     $1,179,734   $ 3,616   $ 176,026   $   3,358   $ 1,115,422   $  1,890
                                                            ==========   =======   =========   =========   ===========   ========

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                                                    WM VARIABLE TRUST - STRATEGIC
                                                                ASSET MANAGEMENT PORTFOLIOS, CONTINUED
                                                             -------------------------------------------
                                                                   FLEXIBLE              STRATEGIC
                                                               INCOME PORTFOLIO      GROWTH PORTFOLIO
                                                             -------------------    --------------------
                                                               2003      2002 (1)     2003       2002 (1)
                                                             --------    -------    ---------    -------
Investment income:
 Dividends and capital gain distributions                    $ 13,912    $     -    $  16,395    $     -
                                                             --------    -------    ---------    -------
  Total investment income                                      13,912          -       16,395          -
                                                             --------    -------    ---------    -------
Expenses:
 Mortality and expense risk                                     7,888        629       25,818        583
                                                             --------    -------    ---------    -------
  Total expenses                                                7,888        629       25,818        583
                                                             --------    -------    ---------    -------
  Net investment income (loss)                                  6,024       (629)      (9,423)      (583)
                                                             --------    -------    ---------    -------

Realized gains (losses) on investments:
 Proceeds from sales                                           77,827        365      105,007        329
 Cost of investments sold                                     (77,662)      (364)    (106,393)      (337)
                                                             --------    -------    ---------    -------
  Net realized gain (loss) from investment transactions           165          1       (1,386)        (8)
                                                             --------    -------    ---------    -------
Net unrealized appreciation (depreciation) of investments:
 Beginning of period                                            6,307          -         (279)         -
 End of period                                                 77,101      6,307      637,949       (279)
                                                             --------    -------    ---------    -------
  Change in net unrealized appreciation (depreciation)
   of investments                                              70,794      6,307      638,228       (279)
                                                             --------    -------    ---------    -------

  Net increase (decrease) in net assets from operations      $ 76,983    $ 5,679    $ 627,419    $  (870)
                                                             ========    =======    =========    =======

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002


                                                                CALVERT
                                                           VARIABLE SERIES, INC.          DREYFUS VARIABLE INVESTMENT FUND
                                                           ------------------------------------------------------------------------
                                                             SOCIAL SMALL CAP           DEVELOPING                  QUALITY
                                                             GROWTH PORTFOLIO       LEADERS PORTFOLIO(3)         BOND PORTFOLIO
                                                           --------------------   -----------------------   -----------------------
                                                              2003       2002         2003        2002         2003         2002
                                                           ---------   --------   -----------  ----------   -----------  ----------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)                             $    635    $  4,616   $  (23,747)  $  (13,622)  $  122,425   $   52,361
  Net realized gain (loss) from investment transactions     (12,943)     (3,178)     (19,162)     (25,400)      (8,809)      (6,101)
  Change in net unrealized appreciation (depreciation)
   of investments                                            76,347     (33,054)     548,296     (238,861)     (42,861)      49,001
                                                           --------    --------   ----------   ----------   ----------   ----------
  Net increase (decrease) in net assets resulting from
   operations                                                64,039     (31,616)     505,387     (277,883)      70,755       95,261
                                                           --------    --------   ----------   ----------   ----------   ----------
 From contract transactions:
  Payments received from contract owners                     26,115      58,309      252,190      303,243      393,317      396,769
  Transfers for contract benefits and terminations           (8,706)    (10,153)    (117,133)     (86,365)    (233,011)     (64,133)
  Contract maintenance charges                                 (358)        (20)      (1,739)        (853)      (1,598)        (928)
  Transfers between subaccounts (including fixed
   account), net                                             31,371     122,799      480,521      753,231      826,592      459,423
                                                           --------    --------   ----------   ----------   ----------   ----------
  Net increase (decrease) in net assets from contract
   transactions                                              48,422     170,935      613,839      969,256      985,300      791,131
                                                           --------    --------   ----------   ----------   ----------   ----------
  Total increase (decrease) in net assets                   112,461     139,319    1,119,226      691,373    1,056,055      886,392
Net assets at beginning of period                           152,144      12,825    1,300,205      608,832    1,853,753      967,361
                                                           --------    --------   ----------   ----------   ----------   ----------
Net assets at end of period                                $264,605    $152,144   $2,419,431   $1,300,205   $2,909,808   $1,853,753
                                                           ========    ========   ==========   ==========   ==========   ==========
Analysis of increase (decrease) in units outstanding:
 Units sold                                                   8,712      19,424       96,236      126,703      148,655      108,203
 Units redeemed                                              (3,842)     (2,106)     (22,776)     (20,850)     (60,081)     (31,738)
                                                           --------    --------   ----------   ----------   ----------   ----------
  Increase (decrease) in units outstanding                    4,870      17,318       73,460      105,853       88,574       76,465
Beginning units                                              18,510       1,192      168,774       62,921      171,261       94,796
                                                           --------    --------   ----------   ----------   ----------   ----------
Ending units                                                 23,380      18,510      242,234      168,774      259,835      171,261
                                                           ========    ========   ==========   ==========   ==========   ==========

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                                                 DREYFUS
                                                         SOCIALLY RESPONSIBLE
                                                           GROWTH FUND, INC.        FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP
                                                         --------------------------------------------------------------------------
                                                         SOCIALLY RESPONSIBLE
                                                             GROWTH FUND            GROWTH PORTFOLIO           INDEX 500 PORTFOLIO
                                                         --------------------   ------------------------   ------------------------
                                                           2003       2002        2003          2002         2003          2002
                                                         --------   --------    ----------   -----------   ----------   -----------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)                           $   (563)  $   (443)   $  (53,911)  $   (33,807)  $   (8,562)  $   (15,483)
  Net realized gain (loss) from investment transactions    (1,433)    (4,161)      (94,286)     (101,238)     (54,721)      (57,294)
  Change in net unrealized appreciation (depreciation)
   of investments                                          12,256    (10,142)    1,487,356      (909,054)   1,323,780      (647,143)
                                                         --------   --------    ----------   -----------   ----------   -----------
  Net increase (decrease) in net assets resulting from
   operations                                              10,260    (14,746)    1,339,159    (1,044,099)   1,260,497      (719,920)
                                                         --------   --------    ----------   -----------   ----------   -----------
 From contract transactions:
  Payments received from contract owners                    5,299      9,772       766,141       966,294      765,312     1,008,810
  Transfers for contract benefits and terminations              -     (1,549)     (319,203)     (207,330)    (298,362)     (166,043)
  Contract maintenance charges                                (70)       (13)       (4,262)       (1,693)      (3,656)       (1,569)
  Transfers between subaccounts (including fixed
   account), net                                           12,725     13,886       865,782     2,100,504    1,568,869     1,810,000
                                                         --------   --------    ----------   -----------   ----------   -----------
Net increase (decrease) in net assets from contract
 transactions                                              17,954     22,096     1,308,458     2,857,775    2,032,163     2,651,198
                                                         --------   --------    ----------   -----------   ----------   -----------
Total increase (decrease) in net assets                    28,214      7,350     2,647,617     1,813,676    3,292,660     1,931,278
Net assets at beginning of period                          37,051     29,701     3,354,362     1,540,686    3,392,038     1,460,760
                                                         --------   --------    ----------   -----------   ----------   -----------
Net assets at end of period                              $ 65,265   $ 37,051    $6,001,979   $ 3,354,362   $6,684,698   $ 3,392,038
                                                         ========   ========    ==========   ===========   ==========   ===========
Analysis of increase (decrease) in units outstanding:
 Units sold                                                 3,247      5,516       283,831       447,309      325,433       372,438
 Units redeemed                                              (617)    (2,765)      (82,150)      (70,025)     (57,069)      (49,331)
                                                         --------   --------    ----------   -----------   ----------   -----------
  Increase (decrease) in units outstanding                  2,630      2,751       201,681       377,284      268,364       323,107
Beginning units                                             6,268      3,517       551,859       174,575      482,319       159,212
                                                         --------   --------    ----------   -----------   ----------   -----------
Ending units                                                8,898      6,268       753,540       551,859      750,683       482,319
                                                         ========   ========    ==========   ===========   ==========   ===========

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                                         FIDELITY VARIABLE
                                                         INSURANCE PRODUCTS               FRANKLIN TEMPLETON VARIABLE
                                                        FUNDS VIP, CONTINUED                INSURANCE PRODUCTS TRUST
                                                     ------------------------    -------------------------------------------------
                                                                                                                 GLOBAL ASSET
                                                         MID CAP PORTFOLIO            SMALL CAP FUND            ALLOCATION FUND
                                                     ------------------------    -----------------------    ----------------------
                                                        2003          2002          2003          2002         2003         2002
                                                     ----------    ----------    ----------    ---------    ---------    ---------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)                       $  (16,543)   $   (7,549)   $  (12,784)   $  (5,121)   $   1,276    $     465
  Net realized gain (loss) from investment
   transactions                                          (7,734)       (9,102)      (12,962)     (16,434)      (1,234)      (4,365)
  Change in net unrealized appreciation
   (depreciation) of investments                        571,327      (104,075)      353,607     (149,348)      57,660       (1,785)
                                                     ----------    ----------    ----------    ---------    ---------    ---------
  Net increase (decrease) in net assets
   resulting from operations                            547,050      (120,726)      327,861     (170,903)      57,702       (5,685)
                                                     ----------    ----------    ----------    ---------    ---------    ---------
 From contract transactions:
  Payments received from contract owners                213,846       227,747       207,526      168,216       11,662       30,043
  Transfers for contract benefits and terminations      (81,229)      (69,694)      (58,154)     (38,750)     (18,603)      (5,281)
  Contract maintenance charges                           (1,282)         (581)         (943)        (370)         (93)         (66)
  Transfers between subaccounts (including fixed
   account), net                                        421,318       677,501       257,408      336,947      186,242       25,330
                                                     ----------    ----------    ----------    ---------    ---------    ---------
  Net increase (decrease) in net assets from
   contract transactions                                552,653       834,973       405,837      466,043      179,208       50,026
                                                     ----------    ----------    ----------    ---------    ---------    ---------
  Total increase (decrease) in net assets             1,099,703       714,247       733,698      295,140      236,910       44,341
Net assets at beginning of period                     1,148,022       433,775       608,677      313,537      135,169       90,828
                                                     ----------    ----------    ----------    ---------    ---------    ---------
Net assets at end of period                          $2,247,725    $1,148,022    $1,342,375    $ 608,677    $ 372,079    $ 135,169
                                                     ==========    ==========    ==========    =========    =========    =========
Analysis of increase (decrease) in units
 outstanding:
 Units sold                                              71,447        96,870        74,241       71,589       19,428       11,157
 Units redeemed                                         (17,481)      (13,875)      (16,337)     (12,875)      (2,075)      (5,438)
                                                     ----------    ----------    ----------    ---------    ---------    ---------
  Increase (decrease) in units outstanding               53,966        82,995        57,904       58,714       17,353        5,719
Beginning units                                         124,972        41,977        92,100       33,386       15,605        9,886
                                                     ----------    ----------    ----------    ---------    ---------    ---------
Ending units                                            178,938       124,972       150,004       92,100       32,958       15,605
                                                     ==========    ==========    ==========    =========    =========    =========

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                                  FRANKLIN TEMPLETON
                                                  VARIABLE INSURANCE
                                               PRODUCTS TRUST, CONTINUED          GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                               --------------------------    --------------------------------------------------
                                                   DEVELOPING MARKETS                CAPITAL                   CORE SMALL
                                                    SECURITIES FUND                 GROWTH FUND              CAP EQUITY FUND
                                               --------------------------    --------------------------    --------------------
                                                  2003           2002           2003           2002          2003        2002
                                               -----------    -----------    -----------    -----------    --------    --------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)                 $      (227)   $       372    $   (41,552)   $   (24,923)   $  1,850    $    (78)
  Net realized gain (loss) from investment
   transactions                                       (359)        (6,744)       (60,031)       (90,850)     (1,534)     (1,407)
  Change in net unrealized appreciation
   (depreciation) of investments                    53,164         (1,622)     1,011,624       (576,611)      9,310      (1,207)
                                               -----------    -----------    -----------    -----------    --------    --------
   Net increase (decrease) in net assets
    resulting from operations                       52,578         (7,994)       910,041       (692,384)      9,626      (2,692)
                                               -----------    -----------    -----------    -----------    --------    --------
 From contract transactions:
  Payments received from contract owners             3,406            819        814,390        833,868         180       7,551
  Transfers for contract benefits and
   terminations                                     (4,027)             -       (286,830)      (193,951)          -           -
  Contract maintenance charges                        (174)          (146)        (3,525)        (1,416)        (39)         (8)
  Transfers between subaccounts (including
   fixed account), net                              41,925         19,047      1,017,497      1,696,324      47,149       5,317
                                               -----------    -----------    -----------    -----------    --------    --------
  Net increase (decrease) in net assets from
   contract transactions                            41,130         19,720      1,541,532      2,334,825      47,290      12,860
                                               -----------    -----------    -----------    -----------    --------    --------
  Total increase (decrease) in net assets           93,708         11,726      2,451,573      1,642,441      56,916      10,168
Net assets at beginning of period                   94,674         82,948      2,929,245      1,286,804      11,991       1,823
                                               -----------    -----------    -----------    -----------    --------    --------
Net assets at end of period                    $   188,382    $    94,674    $ 5,380,818    $ 2,929,245    $ 68,907    $ 11,991
                                               ===========    ===========    ===========    ===========    ========    ========
Analysis of increase (decrease) in units
 outstanding:
 Units sold                                          5,899          8,345        281,523        355,788       4,824       1,688
 Units redeemed                                     (1,067)        (6,268)       (60,410)       (61,274)       (671)       (472)
                                               -----------    -----------    -----------    -----------    --------    --------
  Increase (decrease) in units outstanding           4,832          2,077        221,113        294,514       4,153       1,216
Beginning units                                     15,260         13,183        438,261        143,747       1,394         178
                                               -----------    -----------    -----------    -----------    --------    --------
Ending units                                        20,092         15,260        659,374        438,261       5,547       1,394
                                               ===========    ===========    ===========    ===========    ========    ========

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               GOLDMAN SACHS VARIABLE
                                             INSURANCE TRUST, CONTINUED                    JANUS ASPEN SERIES
                                             --------------------------    ----------------------------------------------------
                                                                                 MID CAP
                                                                            GROWTH PORTFOLIO(2)            BALANCED PORTFOLIO
                                                 MID CAP VALUE FUND           (SERVICE SHARES)            (SERVICE SHARES)
                                             --------------------------    ----------------------    --------------------------
                                                2003           2002          2003         2002          2003           2002
                                             -----------    -----------    ---------    ---------    -----------    -----------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)               $    35,458    $     7,937    $  (9,510)   $  (8,743)   $    12,392    $    10,257
  Net realized gain (loss) from investment
   transactions                                  (17,506)       (20,949)     (33,716)     (42,231)       (15,465)        (3,333)
  Change in net unrealized appreciation
   (depreciation) of investments                 869,025       (184,604)     255,249     (177,771)       223,714        (58,839)
                                             -----------    -----------    ---------    ---------    -----------    -----------
  Net increase (decrease) in net assets
   resulting from operations                     886,977       (197,616)     212,023     (228,745)       220,641        (51,915)
                                             -----------    -----------    ---------    ---------    -----------    -----------
 From contract transactions:
  Payments received from contract owners         493,681        622,642       74,473      151,969        517,487        604,551
  Transfers for contract benefits and
   terminations                                 (224,503)      (163,629)     (64,970)     (40,801)       (46,543)        (2,725)
  Contract maintenance charges                    (3,434)        (1,696)        (955)        (758)          (735)          (279)
  Transfers between subaccounts (including
   fixed account), net                           713,430      1,079,863      (11,655)     179,628        275,129        333,018
                                             -----------    -----------    ---------    ---------    -----------    -----------
  Net increase (decrease) in net assets
   from contract transactions                    979,174      1,537,180       (3,107)     290,038        745,338        934,565
                                             -----------    -----------    ---------    ---------    -----------    -----------
  Total increase (decrease) in net assets      1,866,151      1,339,564      208,916       61,293        965,979        882,650
Net assets at beginning of period              2,577,535      1,237,971      639,738      578,445      1,115,042        232,392
                                             -----------    -----------    ---------    ---------    -----------    -----------
Net assets at end of period                  $ 4,443,686    $ 2,577,535    $ 848,654    $ 639,738    $ 2,081,021    $ 1,115,042
                                             ===========    ===========    =========    =========    ===========    ===========
Analysis of increase (decrease) in units
 outstanding:
 Units sold                                      128,800        177,743       15,745       56,701        128,644        109,857
 Units redeemed                                  (35,896)       (36,592)     (16,077)     (14,793)       (46,085)        (8,563)
                                             -----------    -----------    ---------    ---------    -----------    -----------
  Increase (decrease) in units outstanding        92,904        141,151         (332)      41,908         82,559        101,294
Beginning units                                  257,423        116,272      116,950       75,042        125,339         24,045
                                             -----------    -----------    ---------    ---------    -----------    -----------
Ending units                                     350,327        257,423      116,618      116,950        207,898        125,339
                                             ===========    ===========    =========    =========    ===========    ===========

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                                  JANUS ASPEN SERIES,
                                                       CONTINUED                       PIMCO VARIABLE INSURANCE TRUST
                                             ---------------------------    -------------------------------------------------------
                                                       CAPITAL
                                                APPRECIATION PORTFOLIO              FOREIGN                         LOW
                                                (INSTITUTIONAL SHARES)           BOND PORTFOLIO              DURATION PORTFOLIO
                                             ---------------------------    --------------------------    -------------------------
                                                 2003           2002           2003           2002           2003           2002
                                             ------------    -----------    -----------    -----------    -----------   -----------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)               $    (83,939)   $   (66,303)   $    37,619    $    46,053    $    32,717   $   114,152
  Net realized gain (loss) from investment
   transactions                                  (491,850)      (498,447)        (5,484)          (931)        (2,725)       (1,627)
  Change in net unrealized appreciation
   (depreciation) of investments                2,417,072     (1,168,931)       (20,319)        75,185         18,905       115,382
                                             ------------    -----------    -----------    -----------    -----------   -----------
  Net increase (decrease) in net assets
   resulting from operations                    1,841,283     (1,733,681)        11,816        120,307         48,897       227,907
                                             ------------    -----------    -----------    -----------    -----------   -----------
 From contract transactions:
  Payments received from contract owners        1,229,610      1,230,225        545,728        477,889        728,884       852,639
  Transfers for contract benefits and
   terminations                                  (617,514)      (564,977)      (252,478)       (87,696)      (428,078)     (229,591)
  Contract maintenance charges                    (12,615)       (11,267)        (1,893)          (956)        (3,821)       (2,431)
  Transfers between subaccounts (including
   fixed account), net                            470,232      1,006,550        955,628        626,280        884,877     1,164,511
                                             ------------    -----------    -----------    -----------    -----------   -----------
  Net increase (decrease) in net assets
   from contract transactions                   1,069,713      1,660,531      1,246,985      1,015,517      1,181,862     1,785,128
                                             ------------    -----------    -----------    -----------    -----------   -----------
  Total increase (decrease) in net assets       2,910,996        (73,150)     1,258,801      1,135,824      1,230,759     2,013,035
Net assets at beginning of period               8,916,752      8,989,902      2,167,129      1,031,305      4,953,238     2,940,203
                                             ------------    -----------    -----------    -----------    -----------   -----------
Net assets at end of period                  $ 11,827,748    $ 8,916,752    $ 3,425,930    $ 2,167,129    $ 6,183,997   $ 4,953,238
                                             ============    ===========    ===========    ===========    ===========   ===========
Analysis of increase (decrease) in units
 outstanding:
 Units sold                                       539,783        631,918        136,295        120,120        165,776       227,277
 Units redeemed                                  (306,384)      (305,744)       (33,522)       (30,882)       (66,919)      (71,002)
                                             ------------    -----------    -----------    -----------    -----------   -----------
  Increase (decrease) in units outstanding        233,399        326,174        102,773         89,238         98,857       156,275
Beginning units                                 2,025,941      1,699,767        181,391         92,153        419,015       262,740
                                             ------------    -----------    -----------    -----------    -----------   -----------
Ending units                                    2,259,340      2,025,941        284,164        181,391        517,872       419,015
                                             ============    ===========    ===========    ===========    ===========   ===========

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                                                           SCUDDER VARIABLE SERIES I
                                             -------------------------------------------------------------------------------------
                                                                                    GLOBAL                      GROWTH AND
                                                  BOND PORTFOLIO              DISCOVERY PORTFOLIO            INCOME PORTFOLIO
                                             --------------------------    --------------------------    -------------------------
                                                2003           2002           2003           2002           2003           2002
                                             -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)               $   117,344    $   143,298    $   (23,596)   $   (12,690)   $   (11,400)   $   (16,030)
  Net realized gain (loss) from
   investment transactions                        (9,068)       (10,551)       (12,504)       (35,840)      (205,979)      (245,875)
  Change in net unrealized appreciation
   (depreciation) of investments                  48,210         81,324        843,438       (185,406)     1,162,066     (1,043,833)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Net increase (decrease) in net assets
   resulting from operations                     156,486        214,071        807,338       (233,936)       944,687     (1,305,738)
                                             -----------    -----------    -----------    -----------    -----------    -----------
 From contract transactions:
  Payments received from contract owners         638,414        495,821        378,621        336,833        133,788        300,368
  Transfers for contract benefits and
   terminations                                 (362,555)      (243,319)      (123,118)       (72,156)      (199,006)      (245,486)
  Contract maintenance charges                    (2,912)        (1,934)        (1,665)          (638)        (6,013)        (6,606)
  Transfers between subaccounts (including
   fixed account), net                           622,848        610,515        383,100        687,208        (98,680)      (182,046)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Net increase (decrease) in net assets
   from contract transactions                    895,795        861,083        636,938        951,247       (169,911)      (133,770)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Total increase (decrease) in net assets      1,052,281      1,075,154      1,444,276        717,311        774,776     (1,439,508)
Net assets at beginning of period              3,802,049      2,726,895      1,259,122        541,811      3,972,147      5,411,655
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net assets at end of period                  $ 4,854,330    $ 3,802,049    $ 2,703,398    $ 1,259,122    $ 4,746,923    $ 3,972,147
                                             ===========    ===========    ===========    ===========    ===========    ===========
Analysis of increase (decrease) in units
 outstanding:
 Units sold                                      127,296        133,257        123,505        152,340         46,324         77,671
 Units redeemed                                  (53,765)       (57,480)       (36,792)       (27,772)       (74,943)       (99,031)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Increase (decrease) in units outstanding        73,531         75,777         86,713        124,568        (28,619)       (21,360)
Beginning units                                  318,248        242,471        188,783         64,215        636,408        657,768
                                             -----------    -----------    -----------    -----------    -----------    -----------
Ending units                                     391,779        318,248        275,496        188,783        607,789        636,408
                                             ===========    ===========    ===========    ===========    ===========    ===========

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                                       SCUDDER VARIABLE SERIES I, CONTINUED              SCUDDER VARIABLE SERIES II
                                             --------------------------------------------------------    --------------------------
                                                    INTERNATIONAL                  MONEY                       GOVERNMENT
                                                     PORTFOLIO                 MARKET PORTFOLIO            SECURITIES PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2003           2002           2003           2002           2003           2002
                                             -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)               $   (22,949)   $   (15,881)   $    (7,404)   $     3,001    $   194,986    $    92,233
  Net realized gain (loss) from investment
   transactions                                 (180,248)      (240,421)             -              -        (28,141)         4,085
  Change in net unrealized appreciation
   (depreciation) of investments               1,274,216       (436,072)             -              -       (108,149)       230,073
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Net increase (decrease) in net assets
   resulting from operations                   1,071,019       (692,374)        (7,404)         3,001         58,696        326,391
                                             -----------    -----------    -----------    -----------    -----------    -----------
 From contract transactions:
  Payments received from contract owners         531,168        791,273        118,329        293,909        596,822      1,000,532
  Transfers for contract benefits and
   terminations                                 (297,604)      (244,799)       (60,544)      (257,295)      (519,468)      (318,588)
  Contract maintenance charges                    (4,222)        (2,753)          (889)          (548)        (4,835)        (3,252)
  Transfers between subaccounts (including
   fixed account), net                           482,322      1,337,592         87,274        460,118        333,065        982,645
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Net increase (decrease) in net assets
   from contract transactions                    711,664      1,881,313        144,170        496,184        405,584      1,661,337
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Total increase (decrease) in net assets      1,782,683      1,188,939        136,766        499,185        464,280      1,987,728
Net assets at beginning of period              3,375,447      2,186,508      1,518,740      1,019,555      5,973,236      3,985,508
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net assets at end of period                  $ 5,158,130    $ 3,375,447    $ 1,655,506    $ 1,518,740    $ 6,437,516    $5,973,236
                                             ===========    ===========    ===========    ===========    ===========    ===========
Analysis of increase (decrease) in units
 outstanding:
 Units sold                                      268,990        480,162         61,453        136,894        136,492        275,808
 Units redeemed                                 (103,450)      (107,151)       (47,990)       (90,281)      (103,703)      (135,164)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Increase (decrease) in units outstanding       165,540        373,011         13,463         46,613         32,789        140,644
Beginning units                                  779,997        406,986        142,235         95,622        487,728        347,084
                                             -----------    -----------    -----------    -----------    -----------    -----------
Ending units                                     945,537        779,997        155,698        142,235        520,517        487,728
                                             ===========    ===========    ===========    ===========    ===========    ===========

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                                                  SCUDDER VARIABLE SERIES II, CONTINUED
                                             -----------------------------------------------------------------------------------
                                                    HIGH INCOME                  SMALL CAP               DREMAN HIGH RETURN
                                                     PORTFOLIO                GROWTH PORTFOLIO            EQUITY PORTFOLIO
                                             --------------------------    ----------------------    ---------------------------
                                                2003           2002           2003        2002          2003           2002
                                             -----------    -----------    ---------    ---------    -----------    ------------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)               $   169,707    $    83,799    $  (5,230)   $  (5,340)   $    74,852    $    (15,672)
  Net realized gain (loss) from
   investment transactions                       (20,517)       (27,414)     (24,945)     (64,146)      (170,475)       (185,525)
  Change in net unrealized appreciation
   (depreciation) of investments                 415,043        (75,456)     136,231     (107,737)     3,358,291      (1,831,918)
                                             -----------    -----------    ---------    ---------    -----------    ------------
  Net increase (decrease) in net assets
   resulting from operations                     564,233        (19,071)     106,056     (177,223)     3,262,668      (2,033,115)
                                             -----------    -----------    ---------    ---------    -----------    ------------
 From contract transactions:
  Payments received from contract owners         579,990        541,982        9,649       26,220      1,394,471       1,952,767
  Transfers for contract benefits and
   terminations                                 (213,540)       (62,212)     (19,216)     (20,468)      (769,990)       (595,196)
  Contract maintenance charges                    (1,735)          (726)        (672)        (762)       (12,263)         (8,812)
  Transfers between subaccounts (including
   fixed account), net                           617,360        751,673       41,701      (12,388)       973,483       3,040,336
                                             -----------    -----------    ---------    ---------    -----------    ------------
  Net increase (decrease) in net assets
   from contract transactions                    982,075      1,230,717       31,462       (7,398)     1,585,701       4,389,095
                                             -----------    -----------    ---------    ---------    -----------    ------------
  Total increase (decrease) in net assets      1,546,308      1,211,646      137,518     (184,621)     4,848,369       2,355,980
Net assets at beginning of period              1,978,268        766,622      336,829      521,450      9,387,560       7,031,580
                                             -----------    -----------    ---------    ---------    -----------    ------------
Net assets at end of period                  $ 3,524,576    $ 1,978,268    $ 474,347    $ 336,829    $14,235,929    $  9,387,560
                                             ===========    ===========    =========    =========    ===========    ============
Analysis of increase (decrease) in units
 outstanding:
 Units sold                                      144,930        170,039       18,995       20,097        259,804         457,318
 Units redeemed                                  (47,023)       (34,945)     (10,687)     (21,901)      (118,528)       (119,505)
                                             -----------    -----------    ---------    ---------    -----------    ------------
  Increase (decrease) in units outstanding        97,907        135,094        8,308       (1,804)       141,276         337,813
Beginning units                                  218,307         83,213      112,913      114,717        856,927         519,114
                                             -----------    -----------    ---------    ---------    -----------    ------------
Ending units                                     316,214        218,307      121,221      112,913        998,203         856,927
                                             ===========    ===========    =========    =========    ===========    ============

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                                                            WM VARIABLE TRUST
                                             ----------------------------------------------------------------------------------
                                                       EQUITY                    MID CAP                      SMALL CAP
                                                    INCOME FUND                 STOCK FUND                    STOCK FUND
                                             ------------------------    --------------------------    ------------------------
                                                2003          2002          2003           2002           2003          2002
                                             -----------    ---------    -----------    -----------    -----------    ---------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)               $    18,198    $   5,870    $   (14,771)   $    11,181    $   (10,872)   $  35,877
  Net realized gain (loss) from
   investment transactions                        (9,177)     (12,861)        (6,735)       (19,661)       (65,607)     (69,849)
  Change in net unrealized appreciation
   (depreciation) of investments                 342,765      (76,747)       334,244        (92,738)       507,149     (243,844)
                                             -----------    ---------    -----------    -----------    -----------    ---------
  Net increase (decrease) in net assets
   resulting from operations                     351,786      (83,738)       312,738       (101,218)       430,670     (277,816)
                                             -----------    ---------    -----------    -----------    -----------    ---------
 From contract transactions:
  Payments received from contract owners          81,735      445,302        131,264        308,580         53,069      231,162
  Transfers for contract benefits and
   terminations                                  (48,603)     (24,000)       (89,281)       (96,098)       (54,970)     (39,920)
  Contract maintenance charges                      (836)        (307)        (1,149)          (590)          (965)        (315)
  Transfers between subaccounts (including
   fixed account), net                           702,095      375,443        233,472        363,917         95,852      383,467
                                             -----------    ---------    -----------    -----------    -----------    ---------
  Net increase (decrease) in net assets
   from contract transactions                    734,391      796,438        274,306        575,809         92,986      574,394
                                             -----------    ---------    -----------    -----------    -----------    ---------
  Total increase (decrease) in net assets      1,086,177      712,700        587,044        474,591        523,656      296,578
Net assets at beginning of period                997,273      284,573      1,029,230        554,639        632,173      335,595
                                             -----------    ---------    -----------    -----------    -----------    ---------
Net assets at end of period                  $ 2,083,450    $ 997,273    $ 1,616,274    $ 1,029,230    $ 1,155,829    $ 632,173
                                             ===========    =========    ===========    ===========    ===========    =========
Analysis of increase (decrease) in units
 outstanding:
 Units sold                                       82,435      102,977         40,233         82,931         38,381      113,434
 Units redeemed                                  (11,272)     (17,801)       (12,752)       (24,907)       (27,796)     (21,843)
                                             -----------    ---------    -----------    -----------    -----------    ---------
  Increase (decrease) in units outstanding        71,163       85,176         27,481         58,024         10,585       91,591
Beginning units                                  112,960       27,784        110,622         52,598        126,499       34,908
                                             -----------    ---------    -----------    -----------    -----------    ---------
Ending units                                     184,123      112,960        138,103        110,622        137,084      126,499
                                             ===========    =========    ===========    ===========    ===========    =========

(1)  For the period beginning September 3, 2002 and ended December 31, 2002

(2)  Formerly named Janus Aggressive Growth Portfolio

(3)  Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                                                WM VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT PORTFOLIOS
                                                       ---------------------------------------------------------------------------
                                                                BALANCED               CONSERVATIVE             CONSERVATIVE
                                                               PORTFOLIO            BALANCED PORTFOLIO        GROWTH PORTFOLIO
                                                       -------------------------  ----------------------  ------------------------
                                                           2003       2002 (1)       2003       2002 (1)     2003        2002 (1)
                                                       ------------  -----------  -----------  ---------  ------------  ----------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                       $     40,189  $    (1,912) $     6,097  $    (418) $     19,232  $     (742)
    Net realized gain (loss) from investment
      transactions                                           (7,245)         (13)       1,016      2,282           413        (166)
    Change in net unrealized appreciation
      (depreciation) of investments                       1,146,790        5,541      168,913      1,494     1,095,777       2,798
                                                       ------------  -----------  -----------  ---------  ------------  ----------
    Net increase (decrease) in net assets resulting
      from operations                                     1,179,734        3,616      176,026      3,358     1,115,422       1,890
                                                       ------------  -----------  -----------  ---------  ------------  ----------
  From contract transactions:
    Payments received from contract owners                3,007,237      140,003      600,429        200     2,269,544     231,243
    Transfers for contract benefits and terminations       (116,183)           -       (8,338)         -      (119,612)       (180)
    Contract maintenance charges                               (706)           -         (284)         -        (1,017)        (30)
    Transfers between subaccounts (including fixed
      account), net                                       5,661,731    1,070,572    1,131,824    140,267     4,804,985     413,556
                                                       ------------  -----------  -----------  ---------  ------------  ----------
    Net increase (decrease) in net assets from
      contract transactions                               8,552,079    1,210,575    1,723,631    140,467     6,953,900     644,589
                                                       ------------  -----------  -----------  ---------  ------------  ----------
    Total increase (decrease) in net assets               9,731,813    1,214,191    1,899,657    143,825     8,069,322     646,479

Net assets at beginning of period                         1,214,191            -      143,825          -       646,479           -
                                                       ------------  -----------  -----------  ---------  ------------  ----------
Net assets at end of period                            $ 10,946,004  $ 1,214,191  $ 2,043,482  $ 143,825  $  8,715,801  $  646,479
                                                       ============  ===========  ===========  =========  ============  ==========

Analysis of increase (decrease) in units outstanding:
  Units sold                                                853,744      127,185      201,701     30,798       644,458      66,935
  Units redeemed                                            (73,725)      (6,417)     (41,383)   (16,624)      (15,954)     (1,796)
                                                       ------------  -----------  -----------  ---------  ------------  ----------
    Increase (decrease) in units outstanding                780,019      120,768      160,318     14,174       628,504      65,139

Beginning units                                             120,768            -       14,174          -        65,139           -
                                                       ------------  -----------  -----------  ---------  ------------  ----------
Ending units                                                900,787      120,768      174,492     14,174       693,643      65,139
                                                       ============  ===========  ===========  =========  ============  ==========

(1) For the period beginning September 3, 2002 and ended December 31, 2002

(2) Formerly named Janus Aggressive Growth Portfolio

(3) Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                                                                     WM VARIABLE TRUST - STRATEGIC
                                                                                  ASSET MANAGEMENT PORTFOLIOS, CONTINUED
                                                                       ------------------------------------------------------------
                                                                                 FLEXIBLE                       STRATEGIC
                                                                             INCOME PORTFOLIO                GROWTH PORTFOLIO
                                                                       ----------------------------    ----------------------------
                                                                           2003          2002 (1)          2003          2002 (1)
                                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                                       $      6,024    $       (629)   $     (9,423)   $       (583)
    Net realized gain (loss) from investment transactions                       165               1          (1,386)             (8)
    Change in net unrealized appreciation (depreciation) of
      investments                                                            70,794           6,307         638,228            (279)
                                                                       ------------    ------------    ------------    ------------

    Net increase (decrease) in net assets resulting from operations          76,983           5,679         627,419            (870)
                                                                       ------------    ------------    ------------    ------------
  From contract transactions:
    Payments received from contract owners                                  263,996         114,800       1,635,603          74,910
    Transfers for contract benefits and terminations                         (4,778)              -        (125,223)              -
    Contract maintenance charges                                               (139)              -          (1,123)            (32)
    Transfers between subaccounts (including fixed account), net            500,177         153,671       3,013,111         209,972
                                                                       ------------    ------------    ------------    ------------

    Net increase (decrease) in net assets from contract
      transactions                                                          759,256         268,471       4,522,368         284,850
                                                                       ------------    ------------    ------------    ------------
    Total increase (decrease) in net assets                                 836,239         274,150       5,149,787         283,980

Net assets at beginning of period                                           274,150               -         283,980               -
                                                                       ------------    ------------    ------------    ------------

Net assets at end of period                                            $  1,110,389    $    274,150    $  5,433,767    $    283,980
                                                                       ============    ============    ============    ============
Analysis of increase (decrease) in units outstanding:
  Units sold                                                                 77,525          26,750         417,973          28,898
  Units redeemed                                                             (7,242)              -         (24,875)             (3)
                                                                       ------------    ------------    ------------    ------------

    Increase (decrease) in units outstanding                                 70,283          26,750         393,098          28,895

Beginning units                                                              26,750               -          28,895               -
                                                                       ------------    ------------    ------------    ------------

Ending units                                                                 97,033          26,750         421,993          28,895
                                                                       ============    ============    ============    ============

(1) For the period beginning September 3, 2002 and ended December 31, 2002

(2) Formerly named Janus Aggressive Growth Portfolio

(3) Formerly named Dreyfus Small Cap Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS

1.       THE COMPANY

         The Farmers Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farmers New World Life Insurance Company (the "Company") during 2000 and exists in accordance with the regulations of the Office of the Insurance Commissioner of the State of Washington. The Company is a wholly-owned subsidiary of Farmers Group, Inc. ("FGI"), whose ultimate parent is Zurich Financial Services Group. FGI, an insurance holding company that provides management services, is attorney-in-fact for three inter-insurance exchanges and their subsidiaries.

         Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct, but the obligations of the Account, including benefits related to the variable annuity contract, are obligations of the Company.

         The Account is a funding vehicle for individual variable annuity contracts, which may consist of optional riders for additional insurance benefits. Investments are made in the underlying mutual fund portfolios and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Investment transactions are recorded on a trade date basis. The deposits collected for these contracts are invested at the direction of the contract holders in the sub-accounts that comprise the Account. The Account is currently comprised of thirty-five subaccounts. The value of each subaccount will increase or decrease, depending on the investment performance of the corresponding portfolio. The sub-accounts invest in the following underlying mutual fund portfolios (collectively, the "Funds"):

         CALVERT VARIABLE SERIES, INC.
            Social Small Cap Growth Portfolio

         DREYFUS VARIABLE INVESTMENT FUND - SERVICE CLASS SHARES
            Developing Leaders Portfolio
            Quality Bond Portfolio

         DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE CLASS SHARES

         FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP - SERVICE CLASS SHARES
            Growth Portfolio
            Index 500 Portfolio
            Mid Cap Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

1.       THE COMPANY (CONTINUED)

         FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES
            Small Cap Fund
            Global Asset Allocation Fund
            Developing Markets Securities Fund

         GOLDMAN SACHS VARIABLE INSURANCE TRUST
            Capital Growth Fund
            CORE Small Cap Equity Fund
            Mid Cap Value Fund

         JANUS ASPEN SERIES
            Mid Cap Growth Portfolio - Service Shares
            Balanced Portfolio - Service Shares
            Capital Appreciation Portfolio - Institutional Shares

         PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS SHARES
            Foreign Bond Portfolio
            Low Duration Portfolio

         SCUDDER VARIABLE SERIES I - CLASS A SHARES
            Bond Portfolio
            Global Discovery Portfolio
            Growth and Income Portfolio
            International Portfolio
            Money Market Portfolio

         SCUDDER VARIABLE SERIES II - CLASS A SHARES
            Government Securities Portfolio
            High Income Portfolio
            Small Cap Growth Portfolio
            Dreman High Return Equity Portfolio

         WM VARIABLE TRUST - CLASS 2 SHARES
            Equity Income Fund
            Mid Cap Stock Fund
            Small Cap Stock Fund

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

1.       THE COMPANY (CONTINUED)

         WM VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT PORTFOLIOS - CLASS 2 SHARES
            Balanced Portfolio
            Conservative Balanced Portfolio
            Conservative Growth Portfolio
            Flexible Income Portfolio
            Strategic Growth Portfolio

         The Company owns the assets in the Account, and is obligated to pay all benefits under the policies the Company issues. The Company provides insurance and administrative services to the contract holders for a fee. The Company also maintains a fixed account ("Fixed Account"), to which contract holders may direct their deposits and receive a fixed rate of return.

         The Company has sole discretion to invest the assets of the Fixed Account, subject to applicable law. Certain officers of the Account are also officers and directors of the Company.

2.       SIGNIFICANT ACCOUNTING POLICIES

         USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

         The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

         VALUATION OF INVESTMENTS AND ACCUMULATION UNIT VALUES

         Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value per share of the respective portfolios at December 31, 2003. Accumulation unit values are computed daily based on total net assets of the Account.

         REALIZED GAINS AND LOSSES

         Realized gains and losses represent the difference between the proceeds from sales of shares and the cost of such shares, which are determined using the specific identified cost method.

         PAYABLE TO FARMERS NEW WORLD LIFE INSURANCE COMPANY

         Amounts payable to the Company consist of unsettled transactions. The amounts are due from the respective Portfolios to the Company for asset-based charges.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         FEDERAL INCOME TAX

         The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Therefore, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

         DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

         Dividend income and capital gain distributions received by the Funds are reinvested in additional Fund shares and are recognized on the ex-distribution date.

3.       EXPENSES

         MORTALITY AND EXPENSE RISK CHARGE

         The Company assumes mortality and expense risk related to the operations of the Account and deducts charges daily. The mortality and expense risk charge covers certain insurance benefits available under the contracts and certain expenses the Company expects to incurs. It also covers the risk that charges will not be sufficient to cover costs associated with the contracts and to provide contractual benefits. The charge is assessed daily and is equal, on an annual basis, to 0.95% of the average daily net assets in the subaccounts.

         Guaranteed Minimum Death Benefit

         The policyholder has the option at issue of electing the guaranteed minimum death benefit rider which provides an enhanced death benefit in the event of the death of the last surviving annuitant before the annuity start date. The charge for this rider is assessed daily and is equal, on an annual basis, to 0.25% of the average daily assets in the subaccounts.

         Guaranteed Retirement Income Benefit

         A certain number of our in-force contracts have a guaranteed retirement income benefit rider which guarantees a minimum lifetime fixed income benefit in certain specified circumstances. The charge for this rider is assessed daily and is equal, on an annual basis, to 0.25% of the average daily assets in the subaccounts.

         Administration charge

         The Company will deduct a daily asset-based administration charge, at an annual rate of 0.20%, from each subaccount to help reimburse for administrative charges.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

3.       EXPENSES (CONTINUED)

         CONTRACT MAINTENANCE CHARGES

         Surrender charge

         The Company may deduct a surrender charge if, during the pay-in period, the policyholder fully surrenders the policy or withdraws a portion of its cash value. A surrender charge of up to 7% of amounts withdrawn may be deducted, if applicable.

         Records maintenance charge

         The Company deducts a records maintenance charge of $30 from the contract value on the last valuation day of each contract year during the pay-in period and on the date when the contract is surrendered, and at the annuity start date. This charge will be waived if certain conditions are met.

         Transfer fee

         The Company may deduct after the twelfth transfer a transfer fee in the amount of $25 per transfer.

         PREMIUM TAXES

         Various states and other governmental entities charge a premium tax on contracts issued by insurance companies. Premium tax rates currently range up to 3.5%, depending on the state. The Company is responsible for paying these taxes. If applicable, we will deduct the cost of such taxes from the value of your contract either from premium payments as we receive them, from contract value upon surrender or partial withdrawal, on the annuity start date, or upon payment of a death benefit.

         PORTFOLIO OPERATING EXPENSES

         The value of the net assets of each subaccount is reduced by the investment management, 12b-1 fees and service fees in some cases, and other expenses incurred by the corresponding portfolio in which the subaccount invests. These fees and expenses are paid indirectly by the contract holders, which currently ranges up to 2%.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

4.       PURCHASES AND SALES OF INVESTMENTS

         The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2003 consist of the following:

                                                                            PURCHASES       SALES
                                                                            ----------    ----------
CALVERT VARIABLE SERIES, INC
  Social Small Cap Growth Portfolio                                         $   81,237    $   32,036

DREYFUS VARIABLE INVESTMENT FUND - SERVICE CLASS SHARES
  Developing Leaders Portfolio                                                 695,331       103,864
  Quality Bond Portfolio                                                     1,659,480       550,482

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE CLASS SHARES
  Socially Responsible Growth Fund                                              21,776         4,352

FIDELITY VARIABLE INSURANCE PRODUCT FUNDS VIP - SERVICE CLASS SHARES
  Growth Portfolio                                                           1,578,663       320,890
  Index 500 Portfolio                                                        2,262,609       235,083
  Mid Cap Portfolio                                                            638,583       101,140

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES
  Small Cap Fund                                                               464,528        70,574
  Global Asset Allocation Fund                                                 199,669        18,907
  Developing Markets Securities Fund                                            50,615         9,609

GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Capital Growth Fund                                                        1,744,592       241,614
  CORE Small Cap Equity Fund                                                    55,080         5,882
  Mid Cap Value Fund                                                         1,242,461       225,488

JANUS ASPEN SERIES
  Mid Cap Growth Portfolio (Service Shares)                                     82,612        94,954
  Balanced Portfolio (Service Shares)                                        1,166,596       407,592
  Capital Appreciation Portfolio (Institutional Shares)                      2,027,060     1,037,530

PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS SHARES
  Foreign Bond Portfolio                                                     1,529,075       242,888
  Low Duration Portfolio                                                     1,780,639       564,458

SCUDDER VARIABLE SERIES I - CLASS A SHARES
  Bond Portfolio                                                             1,488,367       473,881
  Global Discovery Portfolio                                                   793,970       178,871
  Growth and Income Portfolio                                                  292,301       472,632
  International Portfolio                                                      990,978       300,022
  Money Market Portfolio                                                       623,640       486,638

SCUDDER VARIABLE SERIES II - CLASS A SHARES
  Government Securities Portfolio                                            1,679,399     1,078,047
  High Income Portfolio                                                      1,474,368       320,678
  Small Cap Growth Portfolio                                                    63,759        37,364
  Dreman High Return Equity Portfolio                                        2,579,130       912,450

WM VARIABLE TRUST - CLASS 2 SHARES
  Equity Income Fund                                                           851,455        97,656
  Mid Cap Stock Fund                                                           335,087        74,816
  Small Cap Stock Fund                                                         232,323       149,589

WM VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT PORTFOLIOS CLASS 2 SHARES
  Balanced Portfolio                                                         8,997,515       394,171
  Conservative Balanced Portfolio                                            2,111,311       379,402
  Conservative Growth Portfolio                                              7,097,352       114,633
  Flexible Income Portfolio                                                    844,010        77,827
  Strategic Growth Portfolio                                                 4,623,775       105,007

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

5.       FINANCIAL HIGHLIGHTS

         The company sells variable annuity insurance products, which have unique combinations of features and fees that are charges against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

         The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options as discussed in Note 3.

                                                  AT DECEMBER 31                      FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------  -----------------------------------------------
                                                                                             EXPENSE            TOTAL
                                                                              INVESTMENT     RATIO **          RETURN***
                                                     UNIT            NET        INCOME      LOWEST TO          LOWEST TO
                                      UNITS       FAIR VALUE        ASSETS      RATIO *      HIGHEST            HIGHEST
                                     -------  ------------------  ----------  ----------  -------------   -------------------
CALVERT VARIABLE SERIES, INC:
  Social Small Cap Growth Portfolio
               2003                   23,380  $11.24  to  $11.39  $  264,605        1.70% 0.05% to 0.83%    37.31% to   37.99%
               2002                   18,510    8.19  to    8.25     152,144        2.94% 0.05% to 0.69%  (23.81)% to  (23.43)%
               2001(2)                 1,192   10.74  to   10.78      12,825        0.00% 0.00% to 0.62%     5.91% to    6.26%

DREYFUS VARIABLE INVESTMENT FUND -
 SERVICE CLASS SHARES:
  Developing Leaders Portfolio (3)
               2003                  242,234    9.90  to   10.04   2,419,431        0.00% 0.23% to 0.44%    29.22% to   29.86%
               2002                  168,774    7.66  to    7.73   1,300,205        0.02% 0.25% to 0.49%  (20.62)% to  (20.23)%
               2001(2)                62,921    9.66  to    9.69     608,832        0.40% 0.16% to 0.49%   (3.97)% to   (3.65)%

  Quality Bond Portfolio
               2003                  259,835   11.10  to   11.25   2,909,808        3.70% 0.23% to 0.51%     3.08% to    3.59%
               2002                  171,261   10.77  to   10.86   1,853,753        4.81% 0.24% to 0.49%     5.73% to    6.25%
               2001(2)                94,796   10.18  to   10.22     967,361        5.89% 0.19% to 0.45%     1.52% to    1.85%

DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND - SERVICE CLASS SHARES:
               2003                    8,898    7.26  to    7.36      65,265        0.01% 0.12% to 0.75%    23.71% to   24.32%
               2002                    6,268    5.87  to    5.92      37,051        0.02% 0.04% to 0.88%  (30.29)% to  (29.94)%
               2001(2)                 3,517    8.42  to    8.45      29,701        0.00% 0.00% to 0.97%  (17.14)% to  (16.87)%

FIDELITY VARIABLE INSURANCE PRODUCT
FUNDS
VIP - SERVICE CLASS SHARES:
  Growth Portfolio
               2003                  753,540    7.90  to    8.00   6,001,979        0.16% 0.23% to 0.42%    30.63% to   31.27%
               2002                  551,859    6.05  to    6.10   3,354,362        0.08% 0.25% to 0.48%  (31.33)% to  (30.99)%
               2001(2)               174,575    8.81  to    8.84   1,540,686        0.00% 0.16% to 0.48%  (13.27)% to  (12.98)%

  Index 500 Portfolio
               2003                  750,683    8.83  to    8.95   6,684,698        1.13% 0.23% to 0.45%    26.19% to   26.82%
               2002                  482,319    7.00  to    7.05   3,392,038        0.70% 0.23% to 0.51%  (23.59)% to  (23.21)%
               2001(2)               159,212    9.16  to    9.19   1,460,760        0.00% 0.18% to 0.49%   (9.66)% to   (9.36)%

  Mid Cap Portfolio
               2003                  178,938   12.46  to   12.62   2,247,725        0.26% 0.19% to 0.37%    36.28% to   36.95%
               2002                  124,972    9.14  to    9.22   1,148,022        0.44% 0.22% to 0.37%  (11.36)% to  (10.92)%
               2001(2)                41,977   10.31  to   10.35     433,775        0.00% 0.18% to 0.38%     2.75% to    3.09%

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

5.       FINANCIAL HIGHLIGHTS (CONTINUED)

                                                        AT DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                         ------------------------------------------  ---------------------------------------------
                                                                                                   EXPENSE           TOTAL
                                                                                     INVESTMENT    RATIO **        RETURN***
                                                           UNIT             NET        INCOME      LOWEST TO       LOWEST TO
                                           UNITS        FAIR VALUE        ASSETS       RATIO *     HIGHEST           HIGHEST
                                         ---------  ------------------  -----------  ----------  ------------  -------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST - CLASS 2 SHARES:
  Small Cap Fund
                2003                       150,004  $ 8.88  to  $ 8.99  $ 1,342,375        0.00% 0.25% - 0.42%   35.02% to   35.69%
                2002                        92,100    6.57  to    6.63      608,677        0.26% 0.25% - 0.50% (29.84)% to  (29.50)%
                2001(2)                     33,386    9.37  to    9.40      313,537        0.12% 0.15% - 0.52%  (7.32)% to   (7.01)%

  Global Asset Allocation Fund
                2003                        32,958   11.20  to   11.35      372,079        1.97% 0.08% - 0.43%   29.81% to   30.46%
                2002                        15,605    8.63  to    8.70      135,169        1.77% 0.02% - 0.55%  (5.94)% to   (5.48)%
                2001(2)                      9,886    9.17  to    9.20       90,828        0.73% 0.02% - 0.52%  (9.02)% to   (8.72)%

  Developing Markets Securities Fund
                2003                        20,092    9.25  to    9.42      188,382        1.07% 0.05% - 0.52%   50.51% to   51.25%
                2002                        15,260    6.14  to    6.23       94,674        1.66% 0.23% - 0.43%  (1.77)% to   (1.28)%
                2001                        13,183    6.25  to    6.31       82,948        0.96% 0.04% - 0.58%  (9.63)% to   (9.10)%

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Capital Growth Fund
                2003                       659,374    8.09  to    8.20    5,380,818        0.32% 0.24% - 0.41%   21.73% to   22.33%
                2002                       438,261    6.65  to    6.70    2,929,245        0.26% 0.25% - 0.48% (25.56)% to  (25.19)%
                2001(2)                    143,747    8.93  to    8.96    1,286,804        0.47% 0.17% - 0.48% (11.97)% to  (11.68)%

  CORE Small Cap Equity Fund
                2003                         5,547   12.28  to   12.44       68,907        0.53% 0.00% - 0.79%   43.64% to   44.35%
                2002                         1,394    8.55  to    8.62       11,991        0.40% 0.00% - 0.95% (16.35)% to  (15.93)%
                2001(2)                        178   10.22  to   10.25        1,823        1.43% 0.00% - 0.94%    1.44% to    1.78%

  Mid Cap Value Fund
                2003                       350,327   12.58  to   12.75    4,443,686        1.02% 0.26% - 0.43%   26.31% to   26.93%
                2002                       257,423    9.96  to   10.04    2,577,535        1.28% 0.25% - 0.49%  (6.24)% to   (5.78)%
                2001(2)                    116,272   10.62  to   10.66    1,237,971        2.55% 0.18% - 0.49%    5.96% to    6.32%

JANUS ASPEN SERIES:
  Mid Cap Growth Portfolio (4)
                2003                       116,618    7.21  to    7.31      848,654        0.00% 0.15% - 0.62%   32.58% to   33.23%
                2002                       116,950    5.44  to    5.48      639,738        0.00% 0.17% - 0.61% (29.29)% to  (28.94)%
                2001(2)                     75,042    7.69  to    7.72      578,445        0.00% 0.16% - 0.47% (23.19)% to  (22.93)%

  Balanced Portfolio
                2003                       207,898    9.90  to   10.03    2,081,021        1.97% 0.12% - 0.68%   11.88% to   12.43%
                2002                       125,339    8.85  to    8.93    1,115,042        2.67% 0.13% - 0.57%  (8.19)% to   (7.74)%
                2001(2)                     24,045    9.64  to    9.67      232,392        3.17% 0.01% - 0.61%  (4.29)% to   (3.97)%

  Capital Appreciation Portfolio
                2003                     2,259,340    5.17  to    5.27   11,827,748        0.49% 0.25% - 0.49%   18.58% to   19.17%
                2002                     2,025,941    4.36  to    4.42    8,916,752        0.60% 0.23% - 0.53% (17.04)% to  (16.63)%
                2001                     1,699,767    5.26  to    5.31    8,989,902        1.43% 0.22% - 0.50% (23.00)% to  (22.55)%

PIMCO VARIABLE INSURANCE TRUST -
 ADMINISTRATIVE CLASS SHARES:
  Foreign Bond Portfolio
                2003                       284,164   11.92  to   12.14    3,425,930        2.59% 0.21% - 0.43%    0.60% to    1.10%
                2002                       181,391   11.85  to   12.01    2,167,129        3.50% 0.24% - 0.49%    6.43% to    6.96%
                2001                        92,153   11.13  to   11.23    1,031,305        3.76% 0.21% - 0.47%    5.79% to    6.41%

Low Duration Portfolio (5)
                2003                       517,872   11.80  to   12.02    6,183,997        1.77% 0.21% - 0.44%    0.68% to    1.18%
                2002                       419,015   11.72  to   11.88    4,953,238        3.40% 0.24% - 0.45%    5.32% to    5.84%
                2001                       262,740   11.13  to   11.23    2,940,203        4.95% 0.23% - 0.43%    5.90% to    6.41%

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

5.       FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         AT DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------  ---------------------------------------------
                                                                                                    EXPENSE            TOTAL
                                                                                     INVESTMENT     RATIO **         RETURN***
                                                            UNIT            NET        INCOME      LOWEST TO         LOWEST TO
                                              UNITS      FAIR VALUE        ASSETS      RATIO *      HIGHEST           HIGHEST
                                             -------  ----------------  -----------  ----------  -------------  ------------------
SCUDDER VARIABLE SERIES I - CLASS A SHARES:
  Bond Portfolio
                2003                         391,779  $12.24 to $12.47  $ 4,854,330        3.93% 0.20% to 0.45%    3.36% to   3.87%
                2002                         318,248   11.84 to  12.01    3,802,049        5.57% 0.21% to 0.44%    5.91% to   6.43%
                2001                         242,471   11.18 to  11.28    2,726,895        3.91% 0.22% to 0.42%    4.04% to   4.56%

  Global Discovery Portfolio
                2003                         275,496    9.73 to   9.86    2,703,398        0.09% 0.23% to 0.40%   46.67% to  47.40%
                2002                         188,783    6.64 to   6.69    1,259,122        0.00% 0.24% to 0.47% (21.19)% to (20.80)%
                2001(2)                       64,215    8.42 to   8.45      541,811        0.00% 0.16% to 0.50% (16.05)% to (15.77)%

  Growth and Income Portfolio
                2003                         607,789    7.71 to   7.86    4,746,923        1.04% 0.24% to 0.54%   24.68% to  25.30%
                2002                         636,408    6.19 to   6.27    3,972,147        0.99% 0.24% to 0.53% (24.38)% to (24.00)%
                2001                         657,768    8.18 to   8.25    5,411,655        1.24% 0.25% to 0.49% (12.78)% to (12.29)%

  International Portfolio
                2003                         945,537    5.39 to   5.49    5,158,130        0.76% 0.26% to 0.45%   25.68% to  26.30%
                2002                         779,997    4.29 to   4.35    3,375,447        0.79% 0.25% to 0.50% (19.69)% to (19.30)%
                2001                         406,986    5.34 to   5.39    2,186,508        0.26% 0.22% to 0.48% (32.03)% to (31.60)%

  Money Market Portfolio
                2003                         155,698   10.48 to  10.68    1,655,506        0.81% 0.12% to 0.71%  (0.83)% to  (0.33)%
                2002                         142,235   10.57 to  10.71    1,518,740        1.47% 0.12% to 0.74%  (0.16)% to   0.34%
                2001                          95,622   10.58 to  10.68    1,019,555        3.00% 0.10% to 0.72%    2.17% to   2.67%

SCUDDER VARIABLE SERIES II - CLASS A SHARES:
  Government Securities Portfolio
                2003                         520,517   12.21 to  12.44    6,437,516        2.68% 0.20% to 0.53%    0.60% to   1.09%
                2002                         487,728   12.14 to  12.31    5,973,236        3.10% 0.25% to 0.49%    6.30% to   6.82%
                2001                         347,084   11.42 to  11.52    3,985,508        2.72% 0.23% to 0.43%    5.74% to   6.27%

  High Income Portfolio (6)
                2003                         316,214   11.02 to  11.22    3,524,576        7.43% 0.21% to 0.42%   22.60% to  23.21%
                2002                         218,307    8.98 to   9.11    1,978,268        6.83% 0.26% to 0.46%  (1.92)% to  (1.44)%
                2001                          83,213    9.16 to   9.24      766,622        2.17% 0.22% to 0.48%    1.00% to   1.44%

  Small Cap Growth Portfolio
                2003                         121,221    3.87 to   3.94      474,347        0.00% 0.24% to 0.42%   30.79% to  31.43%
                2002                         112,913    2.96 to   3.00      336,829        0.00% 0.26% to 0.44% (34.55)% to (34.22)%
                2001                         114,717    4.52 to   4.56      521,450        0.00% 0.25% to 0.40% (30.02)% to (29.62)%

  Dreman High Return Equity Portfolio
                2003                         998,203   14.10 to  14.36   14,235,929        1.97% 0.25% to 0.45%   29.79% to  30.43%
                2002                         856,927   10.86 to  11.01    9,387,560        0.83% 0.26% to 0.51% (19.37)% to (18.97)%
                2001                         519,114   13.47 to  13.59    7,031,580        0.87% 0.23% to 0.49%    0.00% to   0.50%

WM VARIABLE TRUST - CLASS 2 SHARES:
  Equity Income Fund
                2003                         184,123   11.21 to  11.36    2,083,450        2.22% 0.19% to 0.45%   27.63% to  28.26%
                2002                         112,960    8.79 to   8.86      997,273        1.97% 0.22% to 0.40% (14.09)% to (13.67)%
                2001(2)                       27,784   10.23 to  10.26      284,573        0.78% 0.11% to 0.70%    1.79% to   2.12%

  Mid Cap Stock Fund
                2003                         138,103   11.61 to  11.76    1,616,274        0.17% 0.30% to 0.41%   25.38% to  26.00%
                2002                         110,622    9.26 to   9.34    1,029,230        0.17% 0.25% to 0.47% (11.99)% to (11.56)%
                2001(2)                       52,598   10.52 to  10.56      554,639        0.01% 0.18% to 0.46%    4.46% to   4.81%

  Small Cap Stock Fund
                2003                         137,084    8.37 to   8.48    1,155,829        0.00% 0.27% to 0.39%   68.16% to  68.99%
                2002                         126,499    4.98 to   5.02      632,173        0.00% 0.24% to 0.45% (48.14)% to (47.88)%
                2001(2)                       34,908    9.59 to   9.63      335,595        1.59% 0.19% to 0.46%  (5.63)% to  (5.32)%

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

5.       FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      AT DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                          ---------------------------------------  -----------------------------------------------
                                                                                                    EXPENSE            TOTAL
                                                                                   INVESTMENT      RATIO **          RETURN***
                                                        UNIT              NET        INCOME        LOWEST TO         LOWEST TO
                                           UNITS      FAIR VALUE        ASSETS       RATIO *        HIGHEST            HIGHEST
                                          -------  ----------------  ------------  ----------    -------------     ---------------
WM VARIABLE TRUST - STRATEGIC ASSET
 MANAGEMENT PORTFOLIOS - CLASS 2 SHARES:
  Balanced Portfolio
                 2003                     900,787  $12.10 to $12.18  $ 10,946,004        1.96%   0.18% to 0.48%    20.47% to 21.07%
                 2002(1)                  120,768   10.04 to  10.06     1,214,191        0.00%   0.00% to 0.44%     2.02% to  2.18%
                 2001                           -       - to      -             -           -       -  to    -         -  to     -

Conservative Balanced Portfolio
                 2003                     174,492   11.66 to  11.73     2,043,482        1.76%   0.15% to 0.45%    14.93% to 15.50%
                 2002(1)                   14,174   10.14 to  10.16       143,825        0.00%   0.00% to 1.12%     2.42% to  2.59%
                 2001                           -       - to      -             -           -       -  to    -         -  to     -

Conservative Growth Portfolio
                 2003                     693,643   12.52 to  12.60     8,715,801        1.71%   0.22% to 0.39%    26.28% to 26.91%
                 2002(1)                   65,139    9.91 to   9.93       646,479        0.00%   0.05% to 0.57%     1.65% to  1.81%
                 2001                           -       - to      -             -           -       -  to    -         -  to     -

Flexible Income Portfolio
                 2003                      97,033   11.38 to  11.45     1,110,389        2.05%   0.11% to 0.80%    11.18% to 11.73%
                 2002(1)                   26,750   10.23 to  10.25       274,150        0.00%   0.00% to 0.75%     2.62% to  2.78%
                 2001                           -       - to      -             -           -       -  to    -         -  to     -

Strategic Growth Portfolio
                 2003                     421,993   12.83 to  12.91     5,433,767        0.79%   0.18% to 0.39%    30.61% to 31.25%
                 2002(1)                   28,895    9.82 to   9.84       283,980        0.00%   0.00% to 0.68%     1.41% to  1.57%
                 2001                           -       - to      -             -           -       -  to    -         -  to     -

(1)  For the period beginning September 3, 2002 and ended December 31, 2002.

(2)  For the period beginning May 1, 2001 and ended December 31, 2001.

(3)  Formerly named Dreyfus Small Cap Portfolio.

(4)  Formerly named Janus Aggressive Growth Portfolio.

(5)  Formerly named PIMCO Low Duration Bond Portfolio.

(6)  Formerly named Scudder High Yield Portfolio.

* These amounts represent the annualized dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

** These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

*** These amounts represent the total return for the period indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.       UNITS ISSUED AND REDEEMED

                                                        INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                              STANDARD BENEFIT UNIT ACTIVITY DURING:
                                                 ------------------------------------------------------------
                                                            UNITS                                                ACCUMULATION
                                                         OUTSTANDING                                              UNIT VALUE
                                                         DECEMBER 31,    UNITS        UNITS          UNITS       DECEMBER 31,
                                                 YEAR    PRIOR YEAR      ISSUED      REDEEMED     OUTSTANDING      YEAR END
                                                 ----    -----------    --------     --------     -----------    ------------
CALVERT VARIABLE SERIES, INC. SUBACCOUNT:
  Social Small Cap Growth Portfolio              2003            857       1,509         (663)          1,703    $      11.39
                                                 2002              -       1,632         (775)            857            8.25
DREYFUS VARIABLE INVESTMENT FUND
 SUBACCOUNTS:
  Developing Leaders Portfolio (1)               2003         67,344      43,664       (9,282)        101,726           10.04
                                                 2002         31,154      46,673      (10,483)         67,344            7.73

  Quality Bond Portfolio                         2003         76,425      67,196      (18,081)        125,540           11.25
                                                 2002         41,115      45,040       (9,730)         76,425           10.86
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND
 SUBACCOUNT:
  Socially Responsible Growth Fund               2003          4,688         675         (451)          4,912            7.36
                                                 2002          2,922       4,134       (2,368)          4,688            5.92
FIDELITY VARIABLE INSURANCE PRODUCT FUNDS VIP
 SUBACCOUNTS:
  Growth Portfolio                               2003        217,954     106,169      (30,918)        293,205            8.00
                                                 2002         84,293     164,349      (30,688)        217,954            6.10

  Index 500 Portfolio                            2003        208,283     134,453      (21,070)        321,666            8.95
                                                 2002         76,484     152,984      (21,185)        208,283            7.05

  Mid Cap Portfolio                              2003         39,859      31,172       (5,407)         65,624           12.62
                                                 2002         16,378      28,850       (5,369)         39,859            9.22
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST SUBACCOUNTS:
  Small Cap Fund                                 2003         38,928      23,333       (5,455)         56,806            8.99
                                                 2002         17,151      26,814       (5,037)         38,928            6.63

  Global Asset Allocation Fund                   2003          4,745      10,134         (511)         14,368           11.35
                                                 2002          4,949       4,330       (4,534)          4,745            8.70

  Developing Markets Securities Fund             2003          6,996       4,094         (534)         10,556            9.42
                                                 2002          5,238       2,023         (265)          6,996            6.23
GOLDMAN SACHS VARIABLE INSURANCE TRUST
 SUBACCOUNTS:
  Capital Growth Fund                            2003        174,176      90,533      (22,600)        242,109            8.20
                                                 2002         68,856     132,025      (26,705)        174,176            6.70

  CORE Small Cap Equity Fund                     2003            563       3,743           (5)          4,301           12.44
                                                 2002             11         552            -             563            8.62

  Mid Cap Value Fund                             2003        104,517      45,938      (14,001)        136,454           12.75
                                                 2002         56,772      63,885      (16,140)        104,517           10.04
JANUS ASPEN SERIES SUBACCOUNTS:
  Mid Cap Growth Portfolio(2)                    2003         64,300       8,075       (8,171)         64,204            7.31
                                                 2002         35,998      32,622       (4,320)         64,300            5.48

  Balanced Portfolio                             2003         53,722     102,478      (20,391)        135,809           10.03
                                                 2002         16,363      44,314       (6,955)         53,722            8.93

  Capital Appreciation Portfolio                 2003        899,533     228,606     (168,006)        960,133            5.27
                                                 2002        788,721     241,347     (130,535)        899,533            4.42

(1)Formerly named Dreyfus Small Cap Portfolio

(2)Formerly named Janus Aggressive Growth Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.       UNITS ISSUED AND REDEEMED (CONTINUED)

                                                 INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                       STANDARD BENEFIT UNIT ACTIVITY DURING:
                                           --------------------------------------------------------------
                                                      UNITS                                                  ACCUMULATION
                                                   OUTSTANDING                                                UNIT VALUE
                                                   DECEMBER 31,     UNITS        UNITS          UNITS        DECEMBER 31,
                                           YEAR     PRIOR YEAR      ISSUED      REDEEMED     OUTSTANDING       YEAR END
                                           ----    ------------    --------     --------     ------------    ------------
PIMCO VARIABLE INSURANCE TRUST
 SUBACCOUNTS:
  Foreign Bond Portfolio                   2003          74,980      46,461      (11,740)         109,701    $      12.14
                                           2002          41,484      44,579      (11,083)          74,980           12.01

  Low Duration Portfolio                   2003         162,980      62,414      (24,352)         201,042           12.02
                                           2002         108,273      77,139      (22,432)         162,980           11.88
SCUDDER VARIABLE SERIES I SUBACCOUNTS:
  Bond Portfolio                           2003         122,173      50,443      (14,317)         158,299           12.47
                                           2002          98,087      45,248      (21,162)         122,173           12.01

  Global Discovery Portfolio               2003          75,586      40,011      (10,317)         105,280            9.86
                                           2002          31,992      52,975       (9,381)          75,586            6.69

  Growth and Income Portfolio              2003         289,129      30,126      (23,636)         295,619            7.86
                                           2002         299,135      36,790      (46,796)         289,129            6.27

  International Portfolio                  2003         329,627      87,016      (39,368)         377,275            5.49
                                           2002         193,708     183,862      (47,943)         329,627            4.35

  Money Market Portfolio                   2003          84,268      48,659      (36,035)          96,892           10.68
                                           2002          70,727      78,100      (64,559)          84,268           10.71
SCUDDER VARIABLE SERIES II SUBACCOUNTS:
  Government Securities Portfolio          2003         217,364      74,192      (37,955)         253,601           12.44
                                           2002         147,064     144,069      (73,769)         217,364           12.31

  High Income Portfolio                    2003          86,527      57,273      (21,883)         121,917           11.22
                                           2002          39,479      58,156      (11,108)          86,527            9.11

  Small Cap Growth Portfolio               2003          38,860       4,257       (2,295)          40,822            3.94
                                           2002          47,090       5,677      (13,907)          38,860            3.00

  Dreman High Return Equity Portfolio      2003         362,498      81,948      (42,884)         401,562           14.36
                                           2002         245,243     171,503      (54,248)         362,498           11.01
WM VARIABLE TRUST SUBACCOUNTS:
  Equity Income Fund                       2003          37,430      51,903       (2,268)          87,065           11.36
                                           2002           9,279      33,228       (5,077)          37,430            8.86

  Mid Cap Stock Fund                       2003          38,932      19,000       (4,161)          53,771           11.76
                                           2002          24,815      23,865       (9,748)          38,932            9.34

  Small Cap Stock Fund                     2003          41,904      18,441       (9,374)          50,971            8.48
                                           2002          16,243      32,738       (7,077)          41,904            5.02
WM VARIABLE TRUST - STRATEGIC ASSET
 MANAGEMENT SUBACCOUNTS:
  Balanced Portfolio                       2003          69,138     402,731      (45,316)         426,553           12.18
                                           2002               -      69,138            -           69,138           10.06

  Conservative Balanced Portfolio          2003           3,339     113,679      (34,571)          82,447           11.73
                                           2002               -      19,232      (15,893)           3,339           10.16

  Conservative Growth Portfolio            2003          41,555     210,107       (4,979)         246,683           12.60
                                           2002               -      43,333       (1,778)          41,555            9.93

  Flexible Income Portfolio                2003          20,733      58,347       (4,216)          74,864           11.45
                                           2002               -      20,733            -           20,733           10.25

  Strategic Growth Portfolio               2003          13,017     154,643      (12,320)         155,340           12.91
                                           2002               -      13,017            -           13,017            9.84

(1)Formerly named Dreyfus Small Cap Portfolio

(2)Formerly named Janus Aggressive Growth Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.       UNITS ISSUED AND REDEEMED (CONTINUED)

                                                       INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                     GUARANTEED MINIMUM DEATH BENEFIT UNIT ACTIVITY DURING:
                                                 --------------------------------------------------------------
                                                            UNITS                                                  ACCUMULATION
                                                         OUTSTANDING                                                UNIT VALUE
                                                         DECEMBER 31,     UNITS        UNITS          UNITS        DECEMBER 31,
                                                 YEAR     PRIOR YEAR      ISSUED      REDEEMED     OUTSTANDING       YEAR END
                                                 ----    ------------    --------     --------     ------------    ------------
CALVERT VARIABLE SERIES, INC. SUBACCOUNT:
  Social Small Cap Growth Portfolio              2003           7,406       2,251       (1,656)           8,001    $      11.31
                                                 2002             687       7,439         (720)           7,406            8.22
DREYFUS VARIABLE INVESTMENT FUND
 SUBACCOUNTS:
  Developing Leaders Portfolio(1)                2003          35,263      21,608       (5,216)          51,655            9.97
                                                 2002           8,802      30,490       (4,029)          35,263            7.70

  Quality Bond Portfolio                         2003          34,023      41,705      (14,769)          60,959           11.17
                                                 2002          15,819      32,851      (14,647)          34,023           10.81
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND
 SUBACCOUNT:
  Socially Responsible Growth Fund               2003             660       1,091           (1)           1,750            7.31
                                                 2002             386         670         (396)             660            5.89
FIDELITY VARIABLE INSURANCE PRODUCT FUNDS VIP
 SUBACCOUNTS:
  Growth Portfolio                               2003         133,546      95,554      (23,407)         205,693            7.95
                                                 2002          24,985     126,576      (18,015)         133,546            6.07

  Index 500 Portfolio                            2003         103,863      90,465      (15,720)         178,608            8.89
                                                 2002          26,349      91,493      (13,979)         103,863            7.03

  Mid Cap Portfolio                              2003          35,104      15,092       (4,879)          45,317           12.54
                                                 2002           8,928      29,711       (3,535)          35,104            9.18
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST SUBACCOUNTS:
  Small Cap Fund                                 2003          19,260      24,635       (4,835)          39,060            8.94
                                                 2002           4,483      17,825       (3,048)          19,260            6.60

  Global Asset Allocation Fund                   2003             771       1,976         (142)           2,605           11.27
                                                 2002             241         972         (442)             771            8.66

  Developing Markets Securities Fund             2003           2,817       1,671           (4)           4,484            9.33
                                                 2002           2,809          13           (5)           2,817            6.19
GOLDMAN SACHS VARIABLE INSURANCE TRUST
 SUBACCOUNTS:
  Capital Growth Fund                            2003         101,297     104,085      (15,086)         190,296            8.15
                                                 2002          21,125      96,404      (16,232)         101,297            6.68

  CORE Small Cap Equity Fund                     2003             831         962         (666)           1,127           12.36
                                                 2002             167       1,136         (472)             831            8.59

  Mid Cap Value Fund                             2003          58,139      36,588       (9,958)          84,769           12.67
                                                 2002          18,169      48,228       (8,258)          58,139           10.00
JANUS ASPEN SERIES SUBACCOUNTS:
  Mid Cap Growth Portfolio(2)                    2003          13,727         698       (2,024)          12,401            7.26
                                                 2002          10,404       6,586       (3,263)          13,727            5.46

  Balanced Portfolio                             2003          13,919      11,913         (788)          25,044            9.97
                                                 2002             436      13,607         (124)          13,919            8.89

  Capital Appreciation Portfolio                 2003         362,959     147,539      (31,160)         479,338            5.22
                                                 2002         266,864     157,251      (61,156)         362,959            4.39

(1)Formerly named Dreyfus Small Cap Portfolio

(2)Formerly named Janus Aggressive Growth Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNITS ISSUED AND REDEEMED (CONTINUED)

                                                     INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                   GUARANTEED MINIMUM DEATH BENEFIT UNIT ACTIVITY DURING:
                                            --------------------------------------------------------------------
                                                        UNITS                                                       ACCUMULATION
                                                     OUTSTANDING                                                     UNIT VALUE
                                                     DECEMBER 31,      UNITS           UNITS            UNITS       DECEMBER 31,
                                            YEAR      PRIOR YEAR      ISSUED          REDEEMED       OUTSTANDING      YEAR END
                                            ----     ------------     -------         --------       -----------    -------------
PIMCO VARIABLE INSURANCE TRUST
   SUBACCOUNTS:
   Foreign Bond Portfolio                   2003           44,441      54,911           (6,195)           93,157    $       12.03
                                            2002           16,481      40,221          (12,261)           44,441            11.93

   Low Duration Portfolio                   2003          117,755      69,122           (9,812)          177,065            11.91
                                            2002           54,903      92,239          (29,387)          117,755            11.80
SCUDDER VARIABLE SERIES I SUBACCOUNTS:
   Bond Portfolio                           2003           89,724      50,651           (6,125)          134,250            12.36
                                            2002           56,830      54,764          (21,870)           89,724            11.93

   Global Discovery Portfolio               2003           43,912      45,668          (12,952)           76,628             9.80
                                            2002            8,835      40,117           (5,040)           43,912             6.66

   Growth and Income Portfolio              2003          107,191       4,943           (7,807)          104,327             7.79
                                            2002          114,605      10,755          (18,169)          107,191             6.23

   International Portfolio                  2003          162,818      93,131          (24,615)          231,334             5.44
                                            2002           65,786     121,042          (24,010)          162,818             4.32

   Money Market Portfolio                   2003           23,908       6,091             (817)           29,182            10.58
                                            2002            7,064      34,769          (17,925)           23,908            10.64
SCUDDER VARIABLE SERIES II SUBACCOUNTS:
   Government Securities Portfolio          2003          115,998      38,819          (25,341)          129,476            12.33
                                            2002           74,329      74,968          (33,299)          115,998            12.22

   High Income Portfolio                    2003           50,929      56,285           (7,295)           99,919            11.12
                                            2002           12,937      52,967          (14,975)           50,929             9.05

   Small Cap Growth Portfolio               2003           23,977         804           (1,687)           23,094             3.91
                                            2002           20,795       3,826             (644)           23,977             2.98

   Dreman High Return Equity Portfolio      2003          173,734      93,741          (27,432)          240,043            14.23
                                            2002           86,040     117,578          (29,884)          173,734            10.94
WM VARIABLE TRUST SUBACCOUNTS:
   Equity Income Fund                       2003           39,763      15,789           (3,281)           52,271            11.29
                                            2002            2,954      38,505           (1,696)           39,763             8.82

   Mid Cap Stock Fund                       2003           24,445       9,069           (2,109)           31,405            11.69
                                            2002           11,224      18,801           (5,580)           24,445             9.30

   Small Cap Stock Fund                     2003           25,971      14,266           (5,568)           34,669             8.42
                                            2002            6,318      25,274           (5,621)           25,971             5.00
WM VARIABLE TRUST - STRATEGIC ASSET
   MANAGEMENT SUBACCOUNTS:
   Balanced Portfolio                       2003            2,826     278,806          (12,092)          269,540            12.14
                                            2002                -       2,826                -             2,826            10.05

   Conservative Balanced Portfolio          2003              137      31,790               (1)           31,926            11.70
                                            2002                -         137                -               137            10.15

   Conservative Growth Portfolio            2003           11,487     163,270           (3,440)          171,317            12.56
                                            2002                -      11,487                -            11,487             9.92

   Flexible Income Portfolio                2003              431      11,365              (12)           11,784            11.42
                                            2002                -         431                -               431            10.24

   Strategic Growth Portfolio               2003                -     114,662           (1,646)          113,016            12.87
                                            2002                -           -                -                 -             9.83

(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Janus Aggressive Growth Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNITS ISSUED AND REDEEMED (CONTINUED)

                                                    INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                 GUARANTEED RETIREMENT INCOME BENEFIT UNIT ACTIVITY DURING:
                                                -----------------------------------------------------------
                                                           UNITS                                               ACCUMULATION
                                                        OUTSTANDING                                             UNIT VALUE
                                                        DECEMBER 31,     UNITS     UNITS           UNITS       DECEMBER 31,
                                                YEAR     PRIOR YEAR      ISSUED   REDEEMED      OUTSTANDING      YEAR END
                                                ----    ------------    -------   --------      -----------    ------------
CALVERT VARIABLE SERIES, INC. SUBACCOUNT:
   Social Small Cap Growth Portfolio            2003           9,608      4,891     (1,405)          13,094    $      11.31
                                                2002             505      9,420       (317)           9,608            8.22
DREYFUS VARIABLE INVESTMENT FUND
   SUBACCOUNTS:
   Developing Leaders Portfolio(1)              2003          40,684     17,666     (3,058)          55,292            9.97
                                                2002          10,023     33,635     (2,974)          40,684            7.70

   Quality Bond Portfolio                       2003          32,462     11,012     (3,468)          40,006           11.17
                                                2002          18,892     15,687     (2,117)          32,462           10.81
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND
   SUBACCOUNT:
   Socially Responsible Growth Fund             2003             419      1,366         (5)           1,780            7.31
                                                2002               -        419          -              419            5.89
FIDELITY VARIABLE INSURANCE PRODUCT FUNDS VIP
   SUBACCOUNTS:
   Growth Portfolio                             2003         114,805     47,358     (9,083)         153,080            7.95
                                                2002          28,579     95,992     (9,766)         114,805            6.07

   Index 500 Portfolio                          2003          87,949     71,741     (5,143)         154,547            8.89
                                                2002          23,896     69,736     (5,683)          87,949            7.03

   Mid Cap Portfolio                            2003          33,214     19,333     (3,953)          48,594           12.54
                                                2002           8,927     27,478     (3,191)          33,214            9.18
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST SUBACCOUNTS:
   Small Cap Fund                               2003          19,495     13,758     (1,955)          31,298            8.94
                                                2002           4,932     16,713     (2,150)          19,495            6.60

   Global Asset Allocation Fund                 2003           5,387      5,420     (1,293)           9,514           11.27
                                                2002             885      4,835       (333)           5,387            8.66

   Developing Markets Securities Fund           2003           4,962        134       (528)           4,568            9.33
                                                2002           5,136        144       (318)           4,962            6.19
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   SUBACCOUNTS:
   Capital Growth Fund                          2003          93,141     47,364     (5,668)         134,837            8.15
                                                2002          22,628     78,520     (8,007)          93,141            6.68

   CORE Small Cap Equity Fund                   2003               -         18          -               18           12.36
                                                2002               -          -          -                -            8.59

   Mid Cap Value Fund                           2003          53,750     22,295     (3,879)          72,166           12.67
                                                2002          17,592     41,645     (5,487)          53,750           10.00
JANUS ASPEN SERIES SUBACCOUNTS:
   Mid Cap Growth Portfolio(2)                  2003          18,159      3,544     (1,717)          19,986            7.26
                                                2002          13,086      9,176     (4,103)          18,159            5.46

   Balanced Portfolio                           2003          30,406     13,167     (2,258)          41,315            9.97
                                                2002           2,358     29,492     (1,444)          30,406            8.89

   Capital Appreciation Portfolio               2003         433,505     86,110    (51,050)         468,565            5.22
                                                2002         352,516    147,574    (66,585)         433,505            4.39

(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Janus Aggressive Growth Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNITS ISSUED AND REDEEMED (CONTINUED)

                                                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                              GUARANTEED RETIREMENT INCOME BENEFIT UNIT ACTIVITY DURING:
                                          -----------------------------------------------------------------
                                                      UNITS                                                    ACCUMULATION
                                                  OUTSTANDING                                                   UNIT VALUE
                                                  DECEMBER 31,     UNITS           UNITS          UNITS        DECEMBER 31,
                                          YEAR     PRIOR YEAR      ISSUED         REDEEMED      OUTSTANDING      YEAR END
                                          ----    ------------    -------         --------      -----------    ------------
PIMCO VARIABLE INSURANCE TRUST
  SUBACCOUNTS:
   Foreign Bond Portfolio                 2003          34,727     19,169           (8,123)          45,773    $      12.03
                                          2002          18,448     19,527           (3,248)          34,727           11.93

   Low Duration Portfolio                 2003          77,018     17,480          (15,046)          79,452           11.91
                                          2002          57,390     28,838           (9,210)          77,018           11.80
SCUDDER VARIABLE SERIES I SUBACCOUNTS:
   Bond Portfolio                         2003          65,163     11,037          (20,605)          55,595           12.36
                                          2002          55,552     17,563           (7,952)          65,163           11.93

   Global Discovery Portfolio             2003          39,585     21,050           (4,403)          56,232            9.80
                                          2002           9,826     34,096           (4,337)          39,585            6.66

   Growth and Income Portfolio            2003         127,689      5,657          (24,133)         109,213            7.79
                                          2002         128,803     18,540          (19,654)         127,689            6.23

   International Portfolio                2003         156,669     49,897          (13,616)         192,950            5.44
                                          2002          64,836    106,929          (15,096)         156,669            4.32

   Money Market Portfolio                 2003          22,735      3,221           (7,779)          18,177           10.58
                                          2002          12,076     15,998           (5,339)          22,735           10.64
SCUDDER VARIABLE SERIES II SUBACCOUNTS:
   Government Securities Portfolio        2003          83,215     14,284          (22,860)          74,639           12.33
                                          2002          70,655     29,036          (16,476)          83,215           12.22

   High Income Portfolio                  2003          47,529     15,479           (6,765)          56,243           11.12
                                          2002          14,784     37,022           (4,277)          47,529            9.05

   Small Cap Growth Portfolio             2003          33,002     11,891           (5,154)          39,739            3.91
                                          2002          29,778      5,718           (2,494)          33,002            2.98

   Dreman High Return Equity Portfolio    2003         178,311     48,216          (20,524)         206,003           14.23
                                          2002          90,113    105,972          (17,774)         178,311           10.94
WM VARIABLE TRUST SUBACCOUNTS:
   Equity Income Fund                     2003          19,869     10,627           (1,823)          28,673           11.29
                                          2002           4,718     15,310             (159)          19,869            8.82

   Mid Cap Stock Fund                     2003          24,787      6,147           (2,298)          28,636           11.69
                                          2002           8,529     21,526           (5,268)          24,787            9.30

   Small Cap Stock Fund                   2003          25,051      2,584           (4,442)          23,193            8.42
                                          2002           4,906     23,404           (3,259)          25,051            5.00
WM VARIABLE TRUST - STRATEGIC ASSET
  MANAGEMENT SUBACCOUNTS:
   Balanced Portfolio                     2003          26,291     73,704          (12,045)          87,950           12.14
                                          2002               -     26,291                -           26,291           10.05

   Conservative Balanced Portfolio        2003             298     50,331           (6,803)          43,826           11.70
                                          2002               -        298                -              298           10.15

   Conservative Growth Portfolio          2003           3,755    132,572              (11)         136,316           12.56
                                          2002               -      3,755                -            3,755            9.92

   Flexible Income Portfolio              2003           2,628      5,530           (2,904)           5,254           11.42
                                          2002               -      2,628                -            2,628           10.24

   Strategic Growth Portfolio             2003           3,532     90,958           (7,721)          86,769           12.87
                                          2002               -      3,532                -            3,532            9.83

(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Janus Aggressive Growth Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNITS ISSUED AND REDEEMED (CONTINUED)

                                               INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH GUARANTEED MINIMUM
                                                 DEATH BENEFIT AND RETIREMENT INCOME BENEFIT UNIT ACTIVITY DURING:
                                               ---------------------------------------------------------------------
                                                          UNITS                                                        ACCUMULATION
                                                       OUTSTANDING                                                      UNIT VALUE
                                                       DECEMBER 31,    UNITS                 UNITS          UNITS      DECEMBER 31,
                                               YEAR     PRIOR YEAR     ISSUED              REDEEMED      OUTSTANDING     YEAR END
                                               ----    ------------    ------              --------      -----------   ------------
CALVERT VARIABLE SERIES, INC. SUBACCOUNT:
   Social Small Cap Growth Portfolio           2003             639        61                  (118)             582   $      11.24
                                               2002               -       933                  (294)             639           8.19
DREYFUS VARIABLE INVESTMENT FUND
  SUBACCOUNTS:
   Developing Leaders Portfolio(1)             2003          25,483    13,298                (5,220)          33,561           9.90
                                               2002          12,942    15,905                (3,364)          25,483           7.66

   Quality Bond Portfolio                      2003          28,351    28,742               (23,763)          33,330          11.10
                                               2002          18,970    14,625                (5,244)          28,351          10.77
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND
  SUBACCOUNT:
   Socially Responsible Growth Fund            2003             501       115                  (160)             456           7.26
                                               2002             209       293                    (1)             501           5.87
FIDELITY VARIABLE INSURANCE PRODUCT FUNDS VIP
  SUBACCOUNTS:
   Growth Portfolio                            2003          85,554    34,750               (18,742)         101,562           7.90
                                               2002          36,718    60,392               (11,556)          85,554           6.05

   Index 500 Portfolio                         2003          82,224    28,774               (15,136)          95,862           8.83
                                               2002          32,483    58,225                (8,484)          82,224           7.00

   Mid Cap Portfolio                           2003          16,795     5,850                (3,242)          19,403          12.46
                                               2002           7,744    10,831                (1,780)          16,795           9.14
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST SUBACCOUNTS:
   Small Cap Fund                              2003          14,417    12,515                (4,092)          22,840           8.88
                                               2002           6,820    10,237                (2,640)          14,417           6.57

   Global Asset Allocation Fund                2003           4,702     1,898                  (129)           6,471          11.20
                                               2002           3,811     1,020                  (129)           4,702           8.63

   Developing Markets Securities Fund          2003             485         -                    (1)             484           9.25
                                               2002               -     6,165                (5,680)             485           6.14
GOLDMAN SACHS VARIABLE INSURANCE TRUST
  SUBACCOUNTS:
   Capital Growth Fund                         2003          69,647    39,541               (17,056)          92,132           8.09
                                               2002          31,138    48,839               (10,330)          69,647           6.65

   CORE Small Cap Equity Fund                  2003               -       101                     -              101          12.28
                                               2002               -         -                     -                -           8.55

   Mid Cap Value Fund                          2003          41,017    23,979                (8,058)          56,938          12.58
                                               2002          23,739    23,985                (6,707)          41,017           9.96
JANUS ASPEN SERIES SUBACCOUNTS:
   Mid Cap Growth Portfolio(2)                 2003          20,764     3,428                (4,165)          20,027           7.21
                                               2002          15,554     8,317                (3,107)          20,764           5.44

   Balanced Portfolio                          2003          27,292     1,086               (22,648)           5,730           9.90
                                               2002           4,888    22,444                   (40)          27,292           8.85

   Capital Appreciation Portfolio              2003         329,944    77,528               (56,168)         351,304           5.17
                                               2002         291,666    85,746               (47,468)         329,944           4.36

(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Janus Aggressive Growth Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNITS ISSUED AND REDEEMED (CONTINUED)

                                          INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH GUARANTEED MINIMUM
                                            DEATH BENEFIT AND RETIREMENT INCOME BENEFIT UNIT ACTIVITY DURING:
                                          ----------------------------------------------------------------------
                                                     UNITS                                                          ACCUMULATION
                                                  OUTSTANDING                                                        UNIT VALUE
                                                  DECEMBER 31,          UNITS            UNITS          UNITS       DECEMBER 31,
                                          YEAR     PRIOR YEAR          ISSUED          REDEEMED      OUTSTANDING      YEAR END
                                          ----    ------------         -------         --------      -----------    ------------
PIMCO VARIABLE INSURANCE TRUST
  SUBACCOUNTS:
   Foreign Bond Portfolio                 2003          27,243          15,754           (7,464)          35,533    $      11.92
                                          2002          15,740          15,793           (4,290)          27,243           11.85

   Low Duration Portfolio                 2003          61,262          16,760          (17,709)          60,313           11.80
                                          2002          42,174          29,061           (9,973)          61,262           11.72
SCUDDER VARIABLE SERIES I SUBACCOUNTS:
   Bond Portfolio                         2003          41,188          15,165          (12,718)          43,635           12.24
                                          2002          32,002          15,682           (6,496)          41,188           11.84

   Global Discovery Portfolio             2003          29,700          16,776           (9,120)          37,356            9.73
                                          2002          13,562          25,152           (9,014)          29,700            6.64

   Growth and Income Portfolio            2003         112,399           5,598          (19,367)          98,630            7.71
                                          2002         115,225          11,586          (14,412)         112,399            6.19

   International Portfolio                2003         130,883          38,946          (25,851)         143,978            5.39
                                          2002          82,656          68,329          (20,102)         130,883            4.29

   Money Market Portfolio                 2003          11,324           3,482           (3,359)          11,447           10.48
                                          2002           5,755           8,027           (2,458)          11,324           10.57
SCUDDER VARIABLE SERIES II SUBACCOUNTS:
   Government Securities Portfolio        2003          71,151           9,197          (17,547)          62,801           12.21
                                          2002          55,036          27,735          (11,620)          71,151           12.14

   High Income Portfolio                  2003          33,322          15,893          (11,080)          38,135           11.02
                                          2002          16,013          21,894           (4,585)          33,322            8.98

   Small Cap Growth Portfolio             2003          17,074           2,043           (1,551)          17,566            3.87
                                          2002          17,054           4,876           (4,856)          17,074            2.96

   Dreman High Return Equity Portfolio    2003         142,384          35,899          (27,688)         150,595           14.10
                                          2002          97,718          62,265          (17,599)         142,384           10.86
WM VARIABLE TRUST SUBACCOUNTS:
   Equity Income Fund                     2003          15,898           4,116           (3,900)          16,114           11.21
                                          2002          10,833          15,934          (10,869)          15,898            8.79

   Mid Cap Stock Fund                     2003          22,458           6,017           (4,184)          24,291           11.61
                                          2002           8,030          18,739           (4,311)          22,458            9.26

   Small Cap Stock Fund                   2003          33,573           3,090           (8,412)          28,251            8.37
                                          2002           7,441          32,018           (5,886)          33,573            4.98
WM VARIABLE TRUST - STRATEGIC ASSET
  MANAGEMENT SUBACCOUNTS:
   Balanced Portfolio                     2003          22,513          98,503           (4,272)         116,744           12.10
                                          2002               -          28,930           (6,417)          22,513           10.04

   Conservative Balanced Portfolio        2003          10,400           5,901               (8)          16,293           11.66
                                          2002               -          11,131             (731)          10,400           10.14

   Conservative Growth Portfolio          2003           8,342         138,509           (7,524)         139,327           12.52
                                          2002               -           8,360              (18)           8,342            9.91

   Flexible Income Portfolio              2003           2,958           2,283             (110)           5,131           11.38
                                          2002               -           2,958                -            2,958           10.23

   Strategic Growth Portfolio             2003          12,346          57,710           (3,188)          66,868           12.83
                                          2002               -          12,349               (3)          12,346            9.82

(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Janus Aggressive Growth Portfolio

                                     PART C

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

         All required financial statements are included in Part B of this Registration Statement.

     (b) EXHIBITS

          (1) Certified resolution of the Board of Directors of Farmers New World Life Insurance Company (the "Company") authorizing establishment of Farmers Annuity Separate Account A (the "Separate Account").(1)

          (2)  Not applicable.

          (3) (a) Distribution Agreement between Farmers New World Life Insurance Company and Investors Brokerage Services, Inc.(2)

               (b) Investors Brokerage Services, Inc. Registered Representative Agreement.(2)

               (c) Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC.(3)

               (d) Farmers Financial Solutions, LLC Registered Representative Agreement.(3)

               (e) Form of Amended and Restated Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC.(9)




          (4) (a) Revised Form of Contract for the Individual Flexible Premium Variable Annuity.(2)

               (b)  Revised Guaranteed Minimum Death Benefit Rider.(2)

               (c)  Revised Guaranteed Retirement Income Benefit Rider.(2)

               (d)  Waiver of Surrender Charge Rider - Terminal Illness.(2)

               (e)  Waiver of Surrender Charge Rider - Nursing Care.(2)

               (f) Savings Incentive Match Plan for Employees (SIMPLE) Individual Retirement Annuity Amendment Rider.(4 8)

               (g)  Individual Retirement Annuity Amendment Rider.(4 8)

               (h)  Roth Individual Retirement Annuity Endorsement.(4 8)

               (i) Final Contract for the Individual Flexible Premium Variable Annuity.(9)

          (5) (a) Form of Application for the Individual Flexible Premium Variable Annuity.(2)

               (b)  Form of Variable Policy Application Supplement.(5)

               (c)  Revised Variable Policy Application Supplement.(4 6)

               (d)  Revised Variable Policy Application Supplement (2004).(9)

          (6) (a) Articles of Incorporation of Farmers New World Life Insurance Company.(7)

               (b)  By-Laws of Farmers New World Life Insurance Company.(7)

          (7)  Not applicable.

          (8) (a) Participation Agreement among Kemper Variable Series, Scudder Kemper Investments, Inc., Kemper Distributors, Inc. and Farmers New World Life Insurance Company.(5)

               (b) Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company.(5)

               (c) Indemnification Agreement between Scudder Kemper Investments, Inc. and Farmers New World Life Insurance Company.(5)

               (d) Participation Agreement (Institutional Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company.(5)

               (e) Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(5)

               (f) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(2)

               (g) Consulting Services Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company.(2)

               (h) Form of Master Administration Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company.(2)

               (i) Amendment No. 1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(3)

               (j) Amendment No. 2 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(3)

               (k) Amendment No. 1 to Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(3)

               (l) Amendment No. 1 to Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company.(3)

               (m) Participation Agreement among Calvert Variable Series, Inc., Calvert Distributors, Inc. and Farmers New World Life Insurance Company.(3)

               (n) Participation Agreement between Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund, Inc. and Farmers New World Life Insurance Company.(3)

               (o) Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Farmers New World Life Insurance Company.(3)

               (p) Participation Agreement (Service Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company.(3)

               (q) Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Farmers New World Life Insurance Company.(3)

               (r) Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.(3)

               (s) Amendment No. 1 to Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.(6)

               (t) Master Administration Agreement between McCamish Systems, LLC and Farmers New World Life Insurance Company dated as of April 1, 2001.(6)

               (u) Amendment No. 2 to Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.(4)

          (9)  Opinion and Consent of M. Douglas Close, Esq.(9)

          (10) (a)  Consent of Sutherland Asbill & Brennan LLP.(9)

               (b)  (i)  Consent of PricewaterhouseCoopers LLP.(9)

                    (ii) Consent of Deloitte & Touche LLP.(8)

          (11) No financial statements will be omitted from Item 23.

          (12) Not applicable.

          (13) Schedule of Performance Computations.(5 3)

          (14) Not applicable.

          (15) Powers of Attorney.(1 3 4 9)


-------------------------------


(1) Incorporated herein by reference to the initial registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on August 13, 1999 (File Nos. 333-85183 and 811-09547).

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on November 15, 1999 (File Nos. 333-85183 and 811-09547).

(3) Incorporated herein by reference to Post-Effective Amendment No. 2 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 27, 2001 (File Nos. 333-85183 and 811-09547).

(4) Incorporated herein by reference to Post-Effective Amendment No. 4 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on August 27, 2002 (File Nos. 333-85183 and 811-09547).

(5) Incorporated herein by reference to Post-Effective Amendment No. 1 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 21, 2000 (File Nos. 333-85183 and 811-09547).

(6) Incorporated herein by reference to Post-Effective Amendment No. 3 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 26, 2002 (File Nos. 333-85183 and 811-09547).

(7) Incorporated herein by reference to the initial registration statement on Form S-6 for Farmers Variable Life Separate Account A filed with the SEC on July 29, 1999 (File No. 333-84023).

(8) Incorporated herein by reference to Post-Effective Amendment No. 5 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 28, 2003 (File Nos. 333-85183 and 811-09547).


(9) Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF FARMERS NEW WORLD LIFE INSURANCE COMPANY

NAME AND PRINCIPAL BUSINESS
 ADDRESS                           POSITION AND OFFICE WITH DEPOSITOR
---------------------------        -----------------------------------------------------
Jerry J. Carnahan(8)               Director
Martin D. Feinstein(1)             Chairman of the Board and Director
Paul N. Hopkins(1)                 Director
Michael W. Keller(2)               Chief Marketing Officer, Vice President and Director
Ryan R. Larson(2)                  Vice President, Chief Actuary and Director
C. Paul Patsis(2)                  President, Chief Executive Officer and Director
James I. Randolph(2)               Vice President, Assistant Secretary and Director
Gary R. Severson(3)                Director
Richard M. Shriver(2)              Director
John F. Sullivan, Jr.(4)           Director
Oscar Tengtio(2)                   Chief Financial Officer, Vice President and Director
Leeann G. Badgett(2)               Assistant Treasurer
M. Douglas Close(1)                Vice President and General Counsel
Sharon D. Courlas, M.D.(2)         Vice President and Medical Director
David A. Demmon(1)                 Assistant Treasurer
Gerald A. Dulek(1)                 Assistant Vice President
Laszlo G. Heredy(1)                Chief Investment Officer and Vice President
Doren E. Hohl(1)                   Assistant Secretary
Paul F. Hott(2)                    Assistant Vice President
Hubert L. Mountz(1)                Assistant Treasurer
Dennis J. A. Nibbe(2)              Assistant Treasurer
John R. Patton(2)                  Assistant Vice President and Corporate Secretary
Richard L. Russell, Jr.(1)         Assistant Secretary
Kathryn M. Trepinski(1)            Assistant Secretary
Pierre C. Wauthier(1)              Vice President and Assistant Treasurer

-------------------

(1) The principal business address is 4680 Wilshire Boulevard, Los Angeles, CA 90010.

(2) The principal business address is 3003 - 77th Ave. SE, Mercer Island, WA 98040.

(3) The principal business address is 801 2nd Ave., Seattle, WA 98104.

(4) The principal business address is 1201 3rd Ave., #3390, Seattle, WA 98101.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

COMPANY                                               DOMICILED     OWNERSHIP                                              %
-------------------------------------------------------------------------------------------------------------------------------
Aktiengesellschaft Assuricum                          Switzerland   Zurich Insurance Company                              99.60
Allied Zurich Holdings Limited                        CI            Zurich Group Holding                                 100.00
Allied Zurich PLC                                     UK            Zurich Financial Services                            100.00
American Guarantee & Liability Insurance Co.          NY            Zurich American Insurance Company                    100.00
American Zurich Insurance Company                     IL            Steadfast Insurance Company                          100.00
Assurance Company of America                          NY            Maryland Casualty Company                            100.00
BG Investments Ltd.                                   BDA           Aktiengesellschaft Assuricum                          04.58
BG Investments Ltd.                                   BDA           Zurich Insurance Company                              95.42
Centre Financial Services Holdings Limited            BDA           Centre Group Holdings Limited                        100.00
Centre Group Holdings (US) Limited                    DE            Centre Reinsurance Limited                           100.00
Centre Group Holdings Limited                         BDA           CMSH Limited                                         100.00
Centre Insurance Company                              DE            Centre Solutions Holdings (Delaware) Limited         100.00
Centre Life Insurance Company                         MA            Centre Solutions (US) Limited                        100.00
Centre Reinsurance (US) Limited                       BDA           Centre Reinsurance Holdings (Delaware) Limited       100.00
Centre Reinsurance Holdings (Delaware) Limited        DE            Orange Stone Reinsurance                             100.00
Centre Reinsurance Limited                            BDA           Centre Solutions (Bermuda) Limited                   100.00
Centre Solutions (Bermuda) Limited                    BDA           Centre Group Holdings Limited                        100.00
Centre Solutions (US) Limited                         BDA           Centre Group Holdings (US) Limited                   100.00
Centre Solutions Holdings (Delaware) Limited          DE            Centre Solutions (US) Limited                        100.00
CMSH Limited                                          BDA           Zurich Insurance Company                              64.70
CMSH Limited                                          BDA           Zurich International (Bermuda) Ltd.                   35.30
Colonial American Casualty & Surety Co.               MD            Fidelity & Deposit Company of Maryland               100.00
Constellation Reinsurance Company                     NY            Centre Reinsurance Holdings (Delaware) Limited       100.00
Crown Management Services Limited                     DE            Orange Stone Holdings                                100.00
Daniels-Head Insurance Services, Inc.                 TX            Daniels Head Management                              100.00
Daniels Head Management Corp, a Texas Corporation     TX            Specialty Producer Group, Inc.                       100.00
Daniels-Head Insurance Agency (GA), Inc.              GA            Daniels-Head Insurance Agency, Inc. (CA)             100.00
Daniels-Head Insurance Agency (CT), Inc.              CT            Daniels-Head Insurance Agency, Inc. (CA)             100.00
Daniels-Head Insurance Agency, Inc. (CA)              CA            Daniels-Head Insurance Agency, Inc. an Ohio Corp.    100.00
Daniels-Head Insurance Agency (CO), Inc.              CO            Daniels-Head Insurance Agency, Inc., a               100.00
                                                                    California Corporation
Daniels-Head Insurance Agency, Inc. an Ohio Corp.     OH            Daniels-Head Management Corp., a Texas Corporation   100.00
Daniels-Head Insurance Agency, Inc. (NV)              NV            Daniels-Head Management Corp., a Texas Corporation   100.00
Daniels/Head Insurance Agency, Inc., a                KY            Daniels-Head Management Corp., a Texas Corporation   100.00
Kentucky Corporation
Daniels-Head General Agency, Inc. (TX)                TX            Daniels-Head Management Corp., a Texas Corporation   100.00
Daniels-Head Insurance Agency  (IA)  Inc.             IA            Daniels-Head Insurance Agency, Inc. (CA)             100.00
Daniels-Head Insurance Agency (IL) Inc.               IL            Daniels-Head Insurance Agency, Inc. (CA)             100.00
Daniels-Head Insurance Agency (IN) Inc.               IN            Daniels-Head Insurance Agency, Inc. (CA)             100.00
Daniels-Head Insurance Agency (KS)  Inc.              KS            Daniels-Head Insurance Agency, Inc. (CA)             100.00
Daniels-Head Insurance Agency (MA) Inc.               MA            Daniels-Head Insurance Agency, Inc. (CA)             100.00
Daniels-Head Insurance Agency (MI), Inc.              MI            Daniels-Head Insurance Agency, Inc. (CA)             100.00
Daniels-Head Insurance Agency (MN), Inc.              MN            Daniels-Head Insurance Agency, Inc. (CA)             100.00
Daniels-Head Insurance Agency (MO), Inc.              MO            Daniels-Head Insurance Agency, Inc. (CA)             100.00
Daniels-Head Insurance Agency (NC), Inc.              NC            Daniels-Head Insurance Agency, Inc. (CA)             100.00
Daniels-Head Insurance Agency (ND), Inc.              ND            Daniels-Head Insurance Agency, Inc. (CA)             100.00
Daniels-Head Insurance Agency(NE), Inc.               NE            Daniels-Head Insurance Agency, Inc. (CA)             100.00
Daniels-Head Insurance Agency (NJ), Inc.              NJ            Daniels-Head Insurance Agency, Inc. (CA)             100.00
Daniels-Head Insurance Agency(NY), Inc.               NY            Daniels-Head Insurance Agency, Inc. (CA)             100.00

COMPANY                                               DOMICILED     OWNERSHIP                                              %
---------------------------------------------------------------------------------------------------------------------------------
Daniels-Head Insurance Agency (PA), Inc.              PA            Daniels-Head Insurance Agency, Inc. (CA)             100.00
Daniels-Head Insurance Agency (SD), Inc.              SD            Daniels-Head Insurance Agency, Inc. (CA)             100.00
Daniels-Head Insurance Agency (WA) Inc.               WA            Daniels-Head Insurance Agency, Inc. (CA)             100.00
Daniels-Head Insurance Agency (WI) Inc.               WI            Daniels-Head Insurance Agency, Inc. (CA)             100.00
DH Specialty Insurance Agency, Inc.                   IL            Daniels-Head Management Corp., a Texas Corporation
Disability Management Services, Inc.                  CT            Centre Reinsurance Limited                            40.00
Diversified Specialty Risk                            TX            American Guarantee & Liability Insurance Co.         100.00
Empire Fire & Marine Insurance Company                NE            Zurich American Insurance Company                    100.00
Empire Indemnity Insurance Company                    OK            Zurich American Insurance Company                    100.00
Empire Management Services, Inc.                      NE            Empire Fire & Marine Insurance Company               100.00
Farmers Group, Inc.                                   NV            Zurich Group Holding                                 86.625
Farmers Group, Inc.                                   NV            Allied Zurich Holdings Limited                        10.00
Farmers Group, Inc.                                   NV                                                                 03.375
Farmers Investment Research & Management, Inc.        NV            Farmers Group, Inc.
Farmers New World Life Insurance Company              WA            Farmers Group, Inc.                                  100.00
Farmers Reinsurance Company                           CA            Farmers Group, Inc.                                  100.00
Farmers Services Corporation                          NV            Farmers Group, Inc.
Farmers Value Added, Inc.                             NV            Farmers Group, Inc.
Fidelity & Deposit Company of Maryland                MD            Zurich American Insurance Company                    100.00
F.I.G. Holding Company                                CA            Fire Underwriters Association
F.I.G. Holding Company                                CA            Truck Underwriters Association                        30.00
FIG Leasing Company, Inc.                             CA            Farmers Group, Inc.                                   95.20
FIG Leasing Company, Inc.                             CA            Fire Underwriters Association                          1.70
FIG Leasing Company, Inc.                             CA            Truck Underwriters Association                         3.10
FIG Travel                                            CA            Farmers Group, Inc.                                  100.00
Fire Underwriters Association                         CA            Farmers Group, Inc.                                  100.00
FKLA Realty Corporation                               IL            Kemper Portfolio Corp.                               100.00
Kemper Corporation                                    DE            Zurich Holding Company of America                    100.00
Kemper Investors Life Insurance Company               IL            Kemper Corporation                                   100.00
Kemper Portfolio Corp.                                DE            Kemper Corporation                                   100.00
Kemper Real Estate Management Co.                     DE            Kemper Corporation                                   100.00
Keswick Realty, Inc.                                  IL            Zurich Services Corporation                          100.00
KFC Portfolio Corp.                                   DE            Kemper Corporation                                   100.00
KILICO Realty Corp.                                   IL            KFC Portfolio Corp.                                     100
KL-75, LL C                                           DE            Kemper Investors Life Insurance Company                  30
KL-75, LL C                                           DE            Kemper Corporation                                       20
KLMLP, L.P.
Maine Bonding and Casualty Co.                        ME            Maryland Casualty Company                            100.00
Maryland Casualty Company                             MD            Zurich American Insurance Company                    100.00
Maryland Insurance Company                            TX            Maryland Casualty Company                            100.00
Maryland Lloyds                                       TX            Maryland Casualty Company                           Trust
                                                                                                                        Agreements
Maryland Management Corp.                             TX            Maryland Casualty Company                            100.00
Maunalua Associates, Inc.                             HI            KFC Portfolio Corp.                                   100.0
Minnesota Marketing Center                            MN            Empire Fire & Marine Insurance Company               100.00
National Standard Insurance Company                   TX            Maryland Casualty Company                            100.00
Northern Insurance Company of New York                NY            Maryland Casualty Company                            100.00
Orange Stone Holdings                                 IRE           CMSH Limited                                         100.00
Orange Stone Reinsurance                              IRE           Crown Management Services Limited                    100.00
Prematic Service Corporation (CA)                     CA            Farmers Group, Inc.                                   38.00
Prematic Service Corporation (CA)                     CA            Fire Underwriters Association                          9.00
Prematic Service Corporation (CA)                     CA            Truck Underwriters Association                        53.00
Prematic Service Corporation (NV)                     NV            Prematic Service Corporation (CA)                    100.00

COMPANY                                               DOMICILED     OWNERSHIP                                              %
-------------------------------------------------------------------------------------------------------------------------------
Risk Enterprise Management Limited                    DE            Zurich Insurance Company                             100.00
Robert Hampson, Inc.                                  CN            Zurich Holding Company of America                    100.00
Specialty Producer Group II                           DE            Zurich Holding Company of America                    100.00
Specialty Producer Group, Inc.                        DE            American Guarantee & Liability Insurance Co.          79.00
Steadfast Insurance Company                           DE            Zurich American Insurance Company                    100.00
Sterling Forest Management LLC                        DE            Zurich SF Holdings, Inc.                             100.00
Sterling Forest L.L.C.                                DE            Sterling Forest Management LLC                       100.00
THIC Holdings LLC                                     NH            See Note 1
Truck Underwriters Association                        CA            Farmers Group, Inc.                                  100.00
Truckwriters, Inc.                                    NE            Empire Fire & Marine Insurance Company                80.00
Universal Underwriters Acceptance Corp.               KS            Zurich Holding Company of America                    100.00
Universal Underwriters British Virgin Islands         BVI           Universal Underwriters Service Corporation           100.00
Universal Underwriters Insurance Company              KS            Zurich American Insurance Company                    100.00
Universal Underwriters Insurance Services, Inc.       MA            Universal Underwriters Insurance Company             100.00
Universal Underwriters Insurance Services             AL            Universal Underwriters Insurance Company             100.00
of Alabama, Inc.
Universal Underwriters Life Ins. Co.                  KS            Universal Underwriters Insurance Company             100.00
Universal Underwriters Management Company             KS            Zurich Holding Company of America                    100.00
Universal Underwriters of Texas Ins. Co.              TX            Universal Underwriters Insurance Company             100.00
Universal Underwriters Service Corp.                  MO            Zurich Holding Company of America                    100.00
Universal Underwriters Service Corp. of Texas         TX            Zurich Holding Company of America                    100.00
Valiant Insurance Company                             IA            Maryland Casualty Company                            100.00
ZC Specialty Insurance Company                        TX            Centre Solutions (US) Limited                        100.00
ZC Sterling Corporation                               DE            Centre Financial Services Holdings Limited           98.37
ZC Sterling Insurance Agency                          CA            ZC Sterling Corporation                              100.00
ZFSH, LLC                                             DE            Zurich Holding Company of America                    100.00
ZKS Real Estate Partners, LLC                                       Kemper Corporation                                    41.67
Zurich Agency Services, Inc.                          TX            Maryland Casualty Company                            100.00
Zurich American Brokerage, Inc.                       NY            Zurich Holding Company of America                    100.00
Zurich American Insurance Company                     NY            Zurich Holding Company of America                    100.00
Zurich American Insurance Company of Illinois         IL            American Zurich Insurance Company                    100.00
Zurich Benefit Finance, LLC                           DE            Zurich Holding Company of America                    100.00
Zurich CZI Management, Ltd.                           DE            Zurich Holding Company of America                    100.00
Zurich CZI Management Holding, Ltd.                   DE            Zurich Holding Company of America                    100.00
Zurich E&S                                            CA            Zurich American Insurance Company                    100.00
Zurich Finance, USA                                   DE            Zurich Holding Company of America                    100.00
Zurich Global Investment Advisors, LLC                DE            Zurich Holding Company of America                    100.00
Zurich Group Holding                                  Switzerland   Zurich Financial Services                             57.00
Zurich Group Holding                                  Switzerland   Allied Zurich PLC                                     43.00
Zurich Holding Company of America                     DE            Zurich Insurance Company                              99.87
Zurich Holding Company of America                     DE            Crown Management Services Limited                     00.13
Zurich Insurance Company                              Switzerland   Zurich Group Holding                                99.9406
Zurich Insurance Company                              Switzerland   Zurich Group Holding                                 0.0594
Zurich International (Bermuda) Ltd.                   BDA           BG Investments Ltd.                                   29.27
Zurich International (Bermuda) Ltd.                   BDA           Zurich Insurance Company                              30.31
Zurich International (Bermuda) Ltd.                   BDA           Aktiengesellscaft Assuricum                           40.42
Zurich Premium Finance Company                        NE            Empire Fire & Marine Insurance Company               100.00
Zurich Premium Finance Company of California          CA            Empire Fire & Marine Insurance Company               100.00
Zurich Warranty Management Services LTD               UK            Zurich Services Corporation                          100.00
Zurich Services Corp.                                 IL            Zurich Holding Company of America                    100.00
Zurich SF Holdings LLC                                DE            Zurich American Insurance Company                    100.00
Zurich Towers, Inc.                                   IL            Zurich Holding Company of America                    100.00
Zurich Warranty Solutions, Inc.                       IL            American Zurich Insurance Company                    100.00
American Federation Insurance Company                 FL            Foremost Insurance Company Grand Rapids, Michigan    100.00

COMPANY                                               DOMICILED     OWNERSHIP                                              %
-------------------------------------------------------------------------------------------------------------------------------
Civic Property & Casualty Co.                         CA            Farmers Insurance Exchange                            80.00
Civic Property & Casualty Co.                         CA            Fire Insurance Exchange                               10.00
Civic Property & Casualty Co.                         CA            Truck Insurance Exchange                              10.00
Corvette General Agency, Inc.                         GA            Foremost Affiliated Insurance Services, Inc.         100.00
Exact Property & Casualty Co.                         CA            Farmers Insurance Exchange                            80.00
Exact Property & Casualty Co.                         CA            Fire Insurance Exchange                               10.00
Exact Property & Casualty Co.                         CA            Truck Insurance Exchange                              10.00
Farmers Financial Solutions, LLC                      NV            FFS Holding, LLC                                     100.00
Farmers Insurance Co. of Arizona                      AZ            Farmers Insurance Exchange                            70.00
Farmers Insurance Co. of Arizona                      AZ            Truck Insurance Exchange                              20.00
Farmers Insurance Co. of Arizona                      AZ            Fire Insurance Exchange                               10.00
Farmers Insurance Co. of Idaho                        ID            Farmers Insurance Exchange                            80.00
Farmers Insurance Co. of Idaho                        ID            Truck Insurance Exchange                              13.30
Farmers Insurance Co. of Idaho                        ID            Fire Insurance Exchange                               06.70
Farmers Insurance Co. of Oregon                       OR            Farmers Insurance Exchange                            90.00
Farmers Insurance Co. of Oregon                       OR            Truck Insurance Exchange                              10.00
Farmers Insurance Co. of Washington                   WA            Fire Insurance Exchange                               80.00
Farmers Insurance Co. of Washington                   WA            Truck Insurance Exchange                              20.00
Farmers Insurance Co., Inc.                           KS            Farmers Insurance Exchange                            70.00
Farmers Insurance Co., Inc.                           KS            Truck Insurance Exchange                              20.00
Farmers Insurance Co., Inc.                           KS            Fire Insurance Exchange                               10.00
Farmers Insurance Exchange                            CA            Interinsurance Exchange - See Note 1
Farmers Insurance of Columbus, Inc.                   OH            Farmers Insurance Exchange                           100.00
Farmers New Century Insurance Company                 IL            Illinois Farmers Insurance Co.                       100.00
Farmers Services Insurance Agency                     CA            Truck Insurance Exchange                             100.00
Farmers Texas County Mutual Insurance Company         TX            County Mutual Company
FFS Holding, LLC                                      NV            Mid Century Ins. Co.                                 100.00
Fire Insurance Exchange                               CA            Interinsurance Exchange
Federation Insurance Services of California, Inc.     CA            Foremost Insurance Company Grand Rapids, Michigan    100.00
Foremost Affiliated Insurance Services, Inc.          MI            Foremost Corporation of America                      100.00
Foremost Affinity Services, Inc.                      MI            Foremost Corporation of America                      100.00
Foremost Corporation of America                       MI            Farmers Insurance Exchange                            80.00
Foremost Corporation of America                       MI            Fire Insurance Exchange                               10.00
Foremost Corporation of America                       MI            Truck Insurance Exchange                              10.00
Foremost County Mutual Insurance Company              TX            County Mutual Company
Foremost Express Insurance Agency of Florida, Inc.    FL            Foremost Express Insurance Agency, Inc.              100.00
Foremost Express Insurance Agency, Inc.               MI            Foremost Corporation of America                      100.00
Foremost Financial Services Corporation               DE            Foremost Corporation of America                      100.00
Foremost Home Brokers, Inc,                           MI            Foremost Corporation of America                      100.00
Foremost Home Services Corporation                    MI            Foremost Corporation of America                      100.00
Foremost Insurance Company Grand Rapids, Michigan     MI            Foremost Corporation of America                      100.00
Foremost Lloyds of Texas                              TX            Lloyds Company
Foremost Property and Casualty Insurance Company      MI            Foremost Insurance Company Grand Rapids, Michigan    100.00
Foremost Real Estate Company Grand Rapids, Michigan   MI            Foremost Corporation of America                      100.00
Foremost Signature Insurance Company                  MI            Foremost Insurance Company Grand Rapids, Michigan    100.00
Frontier Insurance Agency, Inc.                       OR            Foremost Affiliated Insurance Services, Inc.         100.00
Illinois Farmers Insurance Co.                        IL            Farmers Insurance Exchange                           100.00
Knight Agency, Inc.                                   KY            Foremost Affiliated Insurance Services, Inc.         100.00
Mid Century Ins. Co.                                  CA            Farmers Insurance Exchange                            80.00

COMPANY                                               DOMICILED     OWNERSHIP                                              %
-------------------------------------------------------------------------------------------------------------------------------
Mid Century Ins. Co.                                  CA            Fire Insurance Exchange                               17.50
Mid Century Ins. Co.                                  CA            Truck Insurance Exchange                              02.50
Mid Century Ins. Co. of Texas                         TX            Farmers Insurance Exchange                           100.00
Neighborhood Spirit Property & Casualty Co.           CA            Farmers Insurance Exchange                            80.00
Neighborhood Spirit Property & Casualty Co.           CA            Fire Insurance Exchange                               10.00
Neighborhood Spirit Property & Casualty Co.           CA            Truck Insurance Exchange                              10.00
Pacific Way Insurance Agency, Inc.                    WA            Foremost Affiliated Insurance Services, Inc.         100.00
Sunrise Insurance Agency of Arizona, Inc.             AZ            Foremost Affiliated Insurance Services, Inc.         100.00
Sunrise Insurance Agency of Texas, Inc.               TX            Foremost Affiliated Insurance Services, Inc.
Sunrise Insurance Agency, Inc.                        NV            Foremost Affiliated Insurance Services, Inc.         100.00
Texas Farmers Insurance Co.                           TX            Farmers Insurance Exchange                            86.30
Texas Farmers Insurance Co.                           TX            Mid Century Ins. Co.                                  13.70
Truck Insurance Exchange                              CA            Interinsurance Exchange
Western Star Underwriters, Inc.                       TX            Foremost Corporation of America                      100.00


Note 1: THIC Holdings LLC is a limited liability company formed under the laws of the State of New Hampshire. The company is owned by the former creditors of Home Holdings, Inc. The management of THIC Holdings LLC is vested solely in THIC Holdings Management Corporation, a corporation organized under the laws of the State of New Hampshire. All issued and outstanding shares of THIC Holdings Management Corporation are owned as follows: CMSH Limited (f/k/a Global Asset Holdings Limited and, prior to that, Zurich Centre Group Holdings Limited) owns 50%, Delaware Corporate Management, Inc. owns 45.05%, and Trygg-Hansa Holding BV owns 4.95%.

ITEM 27. NUMBER OF CONTRACTOWNERS

     As of March 31, 2004, there were 2,558 Non-Qualified Contracts and 3,678 Qualified Contracts issued.

ITEM 28. INDEMNIFICATION

     Under its By-laws, Farmers, to the full extent permitted by the Washington Business Corporation Act, will indemnify any person who was or is a party to any proceeding by reason of the fact that he or she is or was a director of Farmers, as provided below.

By-laws of Farmers New World Life Insurance Company (as amended October 24,
1995)

              INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES

SECTION 47.

     (a) RIGHT OF INDEMNITY. Each person who acts as a Director, officer or employee of the corporation shall be indemnified by the corporation for all sums which he becomes obligated to pay, (including counsel fees, expenses and court costs actually and necessarily incurred by him) in connection with any action, suit or proceeding in which he is made a party by reason of his being, or having been a Director, officer, or employee of the corporation, except in relation to matters as to which he shall be adjudged in such action, suit or proceeding to be liable for bad faith or misconduct in the performance of his duties as such Director, officer or employee, and except any sum paid to the corporation in settlement of an action, suit or proceeding based upon bad faith or misconduct in the performance of his duties.

     (b) SCOPE OF INDEMNITY. The right of indemnification in this article provided shall inure to each Director, officer and employee of the corporation, whether or not he is such Director, officer or employee at the time he shall become obligated to pay such sums, and whether or not the claim asserted against him is based on matters which antedate the adoption of this article; and in the event of his death shall extend to his legal representatives. Each person who shall act as a Director, officer or employee of the corporation shall be deemed to be doing so in reliance upon such right of indemnification; and such right shall not be deemed exclusive of any other right to which any such person may be entitled, under any by-law, agreement, vote of stockholders, or otherwise.

     (c) DETERMINATION OF CLAIMS FOR INDEMNITY. The Board of Directors of the corporation, acting at a meeting at which a majority of the quorum is unaffected by self-interest (notwithstanding that other members of the quorum present but not voting may be so affected), shall determine the propriety and reasonableness of any indemnity claimed under this article, and such determination shall be final and conclusive. If, however, a majority of a quorum of the Board which is unaffected by self-interest and willing to act is not obtainable, the Board in its discretion may appoint from among the stockholders who are not Directors or officers or employees of the corporation, a committee of two or more persons to consider and determine any such question, and the determination of such committee shall be final and conclusive.

                              RULE 484 UNDERTAKING

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) Farmers Financial Solutions, LLC is the registrant's principal underwriter. It is also the principal underwriter for Farmers Variable Life Separate Account A.

     (b) Officers and Directors of Farmers Financial Solutions, LLC, and their addresses, are as follows:

NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH THE UNDERWRITER
C. Paul Patsis(2)                          Chairman of the Board
Brian S. Cohen(1)                          President and Director
James E. Hansen(3)                         Director
Paul N. Hopkins(4)                         Director
Gerald A. McElroy(5)                       Director
Bardea C. Huppert(1)                       Vice President and Chief Operating Officer
Steven K. Klein(1)                         Vice President and Chief Compliance Officer
Mark R. Peterson(1)                        Vice President and Chief Marketing Officer
Doren E. Hohl                              Secretary(4)
Jon S. Arima(1)                            Treasurer and Chief Financial Officer

(1) The principal business address is 2423 Galena Avenue, Simi Valley, California 93065.

(2) The principal business address is 3003 - 77th Avenue, S.E. Mercer Island, Washington 98040.

(3)  The principal business address is 24646 Pine Way, Corona, California 92883.

(4) The principal business address is 4680 Wilshire Boulevard, Los Angeles, California 90010.

(5) The principal business address is 79-050 Via Corta, LaQuinta, California 92253.

   (c)(1)                      (2)
  NAME OF                NET UNDERWRITING                 (3)                   (4)                   (5)
 PRINCIPAL                  DISCOUNTS AND            COMPENSATION ON         BROKERAGE
UNDERWRITER                COMMISSIONS                 REDEMPTION            COMMISSIONS          COMPENSATION
Farmers Financial
 Solutions, LLC                 N/A                        N/A             $4,472,165.67               N/A

ITEM 30. LOCATION OF BOOKS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Farmers New World Life Insurance Company at 3003 - 77th Avenue, S.E., Mercer Island, WA 98040 and by McCamish Systems, L.L.C. Insurance Administrators at 6425 Powers Ferry Road, Atlanta, GA 30339.

ITEM 31. MANAGEMENT SERVICES

     All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS.

     (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

     (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to Farmers New World Life Insurance Company for a statement of additional information.

     (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

     (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

     (e) The Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Farmers Annuity Separate Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 6 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Mercer Island, and the State of Washington, on the 26th day of April, 2004.


                                            FARMERS ANNUITY SEPARATE ACCOUNT A
                                            (Registrant)

Attest:  /s/ John R. Patton                 By: /s/ C. Paul Patsis
         -----------------------------          ------------------
         John R. Patton                         C. Paul Patsis
         Assistant Vice President               President
         and Secretary                          Farmers New World Life Insurance
         Farmers New World Life                 Company
         Insurance Company

                                            FARMERS NEW WORLD LIFE
                                            INSURANCE COMPANY
                                                 (Depositor)


Attest: /s/ John R. Patton                  By: /s/ C. Paul Patsis
        ------------------------------          ------------------
        John R. Patton                          C. Paul Patsis
        Assistant Vice President and            President
        Secretary                               Farmers New World Life Insurance
        Farmers New World Life                   Company
        Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


           SIGNATURE                                          TITLE                                                    DATE
___________________________________       Director                                                               April 26, 2004
Jerry J. Carnahan*/

___________________________________      Chairman of the Board and Director                                      April 26, 2004
Martin D. Feinstein*/

___________________________________      Director                                                                April 26, 2004
Paul N. Hopkins*/

___________________________________      Chief Marketing Officer, Vice President and
Michael W. Keller*/                      Director                                                                April 26, 2004

___________________________________      Vice President, Chief Actuary and Director                              April 26, 2004
Ryan R. Larson*/

/s/ C. PAUL PATSIS                       President, Chief Executive Officer and Director
-----------------------------------      (Principal Executive Officer)                                           April 26, 2004
C. Paul Patsis

           SIGNATURE                                          TITLE                                                    DATE

___________________________________      Vice President, Assistant Secretary and Director                        April 26, 2004
James I. Randolph*/

___________________________________      Director                                                                April 26, 2004
Gary R. Severson*/

___________________________________      Director                                                                April 26, 2004
Richard M. Shriver*/

___________________________________      Director                                                                April 26, 2004
John F. Sullivan, Jr.*/

___________________________________      Chief Financial Officer, Vice President and Director                    April 26, 2004
Oscar Tengtio*/                          (Principal Financial Officer and Principal Accounting Officer)



/s/  C. Paul Patsis         On April 26, 2004 as Attorney-in-Fact
-----------------------     pursuant to powers of attorney filed
*/ By:  C. Paul Patsis      herewith or by previous amendment.

                                           EXHIBIT INDEX
Exhibit 3(e)        Form of Amended and Restated Distribution Agreement between
                    Farmers New World Life Insurance Company and Farmers
                    Financial Solutions, LLC

Exhibit 4(i)        Final Contract for the Individual Flexible Premium Variable
                    Annuity

Exhibit 5(d)        Revised Variable Policy Application Supplement (2004)

Exhibit 9           Opinion and Consent of M. Douglas Close, Esq.

Exhibit 10(a)       Consent of Sutherland Asbill & Brennan LLP

Exhibit 10(b)       Consent of PricewaterhouseCoopers LLP

Exhibit 15          Powers of Attorney


                                      C-14